As filed with the Securities and Exchange Commission on April 24, 2019

  File No. 333-190294
  File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  PRE-EFFECTIVE AMENDMENT NO.  ☐

  POST-EFFECTIVE AMENDMENT NO. 9  ☒

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 293  ☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

(Depositor's Telephone Number, including Area Code)

MAX BERUEFFY, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐  Immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on May 1, 2019 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on _____ pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

Supplement dated May 1, 2019
to the Prospectuses dated May 1, 2019 for
Protective Dimensions
Protective Dimensions III
Protective Values
Protective Values Advantage
Protective Variable Annuity Investors Series
Protective Variable Annuity Investors Series ADV
Protective Variable Annuity II B Series
Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

On January 11, 2019, the Board of Trustees of Oppenheimer Variable Account Funds approved an Agreement and Plan of Reorganization ("Reorganization") to reorganize the Oppenheimer family of funds ("Merging Funds") into corresponding, newly formed funds in the Invesco family of funds ("Acquiring Funds"), as listed below. After the Reorganization, Invesco Advisers, Inc. will serve as the investment adviser for the Acquiring Funds. On April 12, 2019, shareholders of record of each Merging Fund approved the Reorganization. The Reorganization will be effective on or about May 24, 2019 ("Merger Date").

Each Acquiring Fund will have same investment objectives and substantially similar principal investment strategies and risks as the corresponding Merging Fund. In addition, the advisory fee or total fund operating expenses of each Acquiring Fund will be the same or less than the corresponding Merging Fund.

Merging Funds	Acquiring Funds
Oppenheimer Capital Appreciation Fund/VA	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series I)
Oppenheimer Capital Appreciation Fund/VA SC	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)
Oppenheimer Discovery Mid Cap Growth Fund/VA	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
Oppenheimer Discovery Mid Cap Growth Fund/VA SC	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)
Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund (Series I)
Oppenheimer Global Fund/VA SC	Invesco Oppenheimer V.I. Global Fund (Series II)
Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund (Series I)
Oppenheimer Global Strategic Income Fund/VA SC	Invesco Oppenheimer V.I. Global Strategic Income Fund (Series II)
Oppenheimer Government Money Fund/VA	Invesco Oppenheimer V.I. Government Money Fund
Oppenheimer Main Street Fund/VA	Invesco Oppenheimer V.I. Main Street Fund (Series I)
Oppenheimer Main Street Fund/VA SC	Invesco Oppenheimer V.I. Main Street Fund (Series II)

Prior to the Merger Date, you may transfer any Contract Value that is invested in the Sub-Accounts that invest in the Merging Funds ("Merging Fund Sub-Accounts") to other investment options currently available under your Contract. If you have previously given us instructions to automatically allocate future Purchase Payments to the Merging Fund Sub-Accounts, you should provide us new allocation instructions prior to the Merger Date. If we do not receive new allocation instructions, your current instructions will be updated to reflect the Sub-Accounts that invest in the Acquiring Funds ("Acquiring Fund Sub-Accounts") after the Merger Date.

Effective after the close of business on or about May 24, 2019, the following changes will occur:

•  Any Contract Value allocated to the Merging Fund Sub-Accounts will be automatically transferred into the corresponding Acquiring Fund Sub-Accounts;

•  Transfers of Contract Value into the Merging Fund Sub-Accounts will no longer be accepted after the Merger Date; and

•  Program enrollments (dollar cost averaging, Portfolio Rebalancing and automatic withdrawal plans) will continue uninterrupted and will be automatically updated to reflect the Acquiring Fund Sub-Accounts, unless you provide us with new allocation instructions prior to the Merger Date.

Upon completion of the Reorganization, all references to the Merging Funds in the prospectus are deleted and replaced with the Acquiring Funds. Following the Reorganization, the Acquiring Funds will be available as investment options under your Contract.

This Supplement Should Be Retained with Your Prospectus for Future Reference.

PROSPECTUS
May 1, 2019

Protective Variable Annuity Investors Series	Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

This Prospectus describes an individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company (the "Contract"). The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purposes. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans. Certain Contract features and/or certain investment options offered under the Contract may not be available through all broker-dealers. For further details, please contact us at 1-800-456-6330.

You generally may allocate your investment in the Contract among the Guaranteed Account and the Sub-Accounts of the Protective Variable Annuity Separate Account. The value of your Contract that is allocated to the Sub-Account will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts. The Sub-Accounts invest in the following Funds:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced Risk Allocation Fund, Series II

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. International Growth Fund, Series II

Invesco V.I. Mid Cap Growth Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

American Funds Insurance Series®

IS Asset Allocation Fund, Class 4

IS Bond Fund, Class 4

IS Capital Income Builder® Fund, Class 4

IS Global Growth Fund, Class 4

IS Global Growth and Income Fund, Class 4

IS Growth Fund, Class 4

IS Growth-Income Fund, Class 4

IS US Government/AAA-Rated Securities Fund, Class 4

Clayton Street Trust

Protective Life Dynamic Allocation Series- Conservative Portfolio

Protective Life Dynamic Allocation Series- Growth Portfolio

Protective Life Dynamic Allocation Series- Moderate Portfolio

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, SC2

VIP Index 500 Portfolio, SC2

VIP Investment Grade Bond Portfolio, SC2

VIP Mid Cap Portfolio, SC2

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth VIP Fund, Class 2

Franklin Income VIP Fund, Class 2

Franklin Mutual Global Discovery VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

Goldman Sachs Variable Insurance Trust

Global Trends Allocation Fund, Service Class

Growth Opportunities Fund, Service Class

International Equity Insights Fund, Service Class

Mid Cap Value Fund, Service Class

Strategic Growth Fund, Service Class

Guggenheim Variable Fund

Guggenheim Floating Rate Strategies Series, (Series F)

Guggenheim Global Managed Futures Strategy Fund

Guggenheim Long Short Equity Fund

Guggenheim Multi-Hedge Strategies Fund

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

QS Dynamic Multi-Strategy VIT Portfolio, Class II

Lord Abbett Series Fund, Inc.

Bond-Debenture Portfolio, Value Class

Calibrated Dividend Growth Portfolio, Value Class

Classic Stock Portfolio, Value Class(1)

Fundamental Equity Portfolio, Value Class

Growth Opportunities Portfolio, Value Class

Mid-Cap Stock Portfolio, Value Class

MFS® Variable Insurance Trust (2)

MFS® Growth Series, SS

MFS® Investors Trust Series, SS

MFS® New Discovery Series, SS

MFS® Research Series, SS

MFS® Total Return Series, SS

MFS® Total Return Bond Series, SS

MFS® Utilities Series, SS

MFS® Value Series, SS

MFS® Variable Insurance Trust II(2)

MFS® Emerging Markets Equity Portfolio, Service Class Shares

MFS® International Value Portfolio, Service Class Shares

MFS® Massachusetts Investors Growth Stock Portfolio, Service Class Shares(3)

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA, SS

Global Fund/VA, SS

Global Strategic Income Fund/VA, SS

Government Money Fund/VA

Main Street Fund/VA, SS

PIMCO Variable Insurance Trust

All Asset Portfolio, Advisor Class

Global Diversified Allocation Portfolio, Advisor Class

Long-Term US Government Portfolio, Advisor Class

Low Duration Portfolio, Advisor Class

Real Return Portfolio, Advisor Class

Short-Term Portfolio, Advisor Class

Total Return Portfolio, Advisor Class

Royce Capital Fund

Micro-Cap Fund, Service Class

Small-Cap Fund, Service Class

Rydex Variable Trust

Rydex Commodities Strategy Fund (4)

Rydex Inverse Government Long Bond Strategy Fund (4)

Rydex Inverse S&P 500 Strategy Fund (4)

Rydex Nova Fund (4)

(1) The Board of Directors of the Lord Abbett Series Fund, Inc. has decided to liquidate the Portfolio with the liquidation scheduled to occur on or about August 1, 2019 (the “Liquidation Date”). Please note that if you have Contract Value in the Sub-Account that invests in the Portfolio on the Liquidation Date, we will automatically transfer that Contract Value to the Sub-Account that invests in the Oppenheimer Government Money Fund/VA. We will provide more information on the effect the liquidation will have on your ability to allocate Purchase Payments and Contract Value to the Sub-Account that invests in the Portfolio and your investment in the Sub-Account before the Liquidation Date as it becomes available.

(2) Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

(3) MFS Investors Growth Stock Series merged into MFS Massachusetts Investors Growth Stock Portfolio, a series of MFS Variable Insurance Trust II in March, 2015.

(4) The Sub-Account investing in this Rydex fund is no longer offered as an Investment Option under the Contract. Please see "The Funds."

Beginning January 1, 2021, we will no longer send you paper copies of shareholder reports for the Funds (“Reports”) unless you specifically request paper copies from us. Instead, the Reports will be available on a website. We will notify you by mail each time the Reports are posted. The notice will provide the website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue receiving your Reports in paper free of charge from us, please call 1-855-920-9713. Your election to receive the Reports in paper will apply to all Funds available with your Contract. If you have already elected to receive the Reports electronically, you will not be affected by this change and need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at 1-855-920-9713.

This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. This Prospectus also describes all material state variations to the Contract.The Statement of Additional Information, which has been filed with the Securities and Exchange Commission ("SEC"), contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

Please read this Prospectus carefully. You should keep a copy for future reference.

The Protective Variable Annuity Investors Series is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PRO.PVAIS.05.19

DEFINITIONS
FEES AND EXPENSES
SUMMARY
     The Contract
     Federal Tax Status
THE COMPANY, VARIABLE ACCOUNT AND FUNDS
     Protective Life Insurance Company
     Protective Variable Annuity Separate Account
     Administration
     The Funds
     Selection of Funds
     Other Information about the Funds
     Certain Payments We Receive with Regard to the Funds
     Addition, Deletion or Substitution of Investments
DESCRIPTION OF THE CONTRACT
     The Contract
     Parties to the Contract
     Issuance of a Contract
     Purchase Payments
     Right to Cancel
     Allocation of Purchase Payments
     Variable Account Value
     Transfers
     Surrenders and Withdrawals
THE GUARANTEED ACCOUNT
DEATH BENEFIT
     Payment of the Death Benefit
     Continuation of the Contract by a Surviving Spouse
     Escheatment of Death Benefit
THE ALLOCATION ADJUSTMENT PROGRAM (PATENT PENDING)
SUSPENSION OR DELAY IN PAYMENTS
SUSPENSION OF CONTRACTS
CHARGES AND DEDUCTIONS
     Surrender Charge (Contingent Deferred Sales Charge)
     Mortality and Expense Risk Charge
     Administration Charge
     Death Benefit Fee
     Transfer Fee
     Contract Maintenance Fee
     Fund Expenses
     Premium Taxes
     Other Taxes
     Other Information
ANNUITY PAYMENTS
     Annuity Date
     Annuity Value
     Annuity Income Payments
     Annuity Options
     Minimum Amounts
     Death of Annuitant or Owner After Annuity Date
YIELDS AND TOTAL RETURNS
     Yields
     Total Returns
     Standardized Average Annual Total Returns
     Non-Standard Average Annual Total Returns
     Performance Comparisons
     Other Matters
FEDERAL TAX MATTERS
     Introduction
     The Company's Tax Status
TAXATION OF ANNUITIES IN GENERAL
     Tax Deferral During Accumulation Period
     Taxation of Withdrawals and Surrenders
     Taxation of Annuity Payments
     Taxation of Death Benefit Proceeds
     Assignments, Pledges, and Gratuitous Transfers
     Penalty Tax on Premature Distributions
     Aggregation of Contracts
     Exchanges of Annuity Contracts
     Medicare Hospital Insurance Tax on Certain Distributions
     Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons
QUALIFIED RETIREMENT PLANS
     Direct Rollovers
FEDERAL INCOME TAX WITHHOLDING
GENERAL MATTERS
     Error in Age or Gender
     Incontestability
     Non-Participation
     Assignment or Transfer of a Contract
     Notice
     Modification
     Reports
     Settlement
     Receipt of Payment
     Protection of Proceeds
     Minimum Values
     Application of Law
     No Default
DISTRIBUTION OF THE CONTRACTS
     Distribution
     Selling Broker-Dealers
     Inquiries
CEFLI
LEGAL PROCEEDINGS
BUSINESS DISRUPTION AND CYBER-SECURITY RISKS
VOTING RIGHTS
FINANCIAL STATEMENTS
STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A: Return Of Purchase Payment Death Benefit Calculation Examples
APPENDIX B: Example Of Surrender Charge Calculation
APPENDIX C: Explanation Of The Variable Income Payment Calculation
APPENDIX D: Condensed Financial Information
APPENDIX E: Example Of Allocation Adjustment Program

DEFINITIONS

"We", "us", "our", "Protective Life", and "Company":   refer to Protective Life Insurance Company. "You", "your" and "Owner" refer to the person(s) who has been issued a Contract.

Accumulation Unit:   A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date.

Administrative Office:   Protective Life Insurance Company, P. O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).

Annuity Date:   The date as of which the Annuity Value is applied to an Annuity Option.

Annuity Option:   The payout option under which the Company makes annuity income payments.

Annuity Value:   The amount we apply to the Annuity Option you have selected.

Assumed Investment Return:   The assumed annual rate of return used to calculate the amount of the variable income payments.

Code:   The Internal Revenue Code of 1986, as amended.

Contract:   The Protective Variable Annuity Investors Series, a flexible premium, deferred, variable and fixed annuity contract.

Contract Anniversary:   The same month and day as the Issue Date in each subsequent year of the Contract.

Contract Value:   Before the Annuity Date, the sum of the Variable Account value and the Guaranteed Account value.

Contract Year:   Any period of 12 months commencing with the Issue Date or any Contract Anniversary.

DCA:   Dollar cost averaging.

DCA Accounts:   A part of the Guaranteed Account, but separate from the Fixed Account. The DCA Accounts are designed to transfer amounts to the Sub-Accounts of the Variable Account systematically over a designated period.

Death Benefit:   The amount we pay to the beneficiary if an Owner dies before the Annuity Date.

Due Proof of Death:   Receipt at our Administrative Office of a certified death certificate or judicial order from a court of competent jurisdiction or similar tribunal.

Fixed Account:   A part of the Guaranteed Account, but separate from the DCA Accounts. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.

Fund:   Any investment portfolio in which a corresponding Sub-Account invests.

Good Order ("good order"):   A request or transaction generally is considered in "Good Order" if we receive it in our Administrative Office within the time limits, if any, prescribed in this Prospectus for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the request or transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to effect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Options affected by the requested transaction; the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

Guaranteed Account:   The Fixed Account, the DCA Accounts and any other Investment Option we may offer with interest rate guarantees.

Investment Option:   Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Investment Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.

Issue Date:   The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

Monthly Anniversary Date:   The same day each month as the Issue Date, or the last day of any month that does not have the same day as the Issue Date.

Owner:   The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.

Purchase Payment:   The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

Qualified Contracts:   Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.

Qualified Plans:   Retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.

Sub-Account:   A separate division of the Variable Account.

Valuation Date:   Each day on which the New York Stock Exchange is open for business.

Valuation Period:   The period which begins at the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on any Valuation Date and ends at the close of regular trading on the next Valuation Date. A Valuation Period ends earlier if the New York Stock Exchange closes early on certain scheduled days (such as the Friday after Thanksgiving or Christmas Eve) or in case of an emergency.

Variable Account:   The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

Written Notice:   A notice or request submitted in writing in Good Order that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service. Please note that we use the term "written notice" in lower case to refer to a notice that we may send to you.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, take a withdrawal from or surrender the Contract, or transfer amounts among the Sub-Accounts and/or the Guaranteed Account. We may also deduct state premium taxes, if applicable.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge (as % of amount surrendered)(1)	7%
Transfer Fee(2)	$25
Premium Tax(3)	3.5%

(1) The surrender charge is based upon Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. The surrender charge declines over time. (See "Determining the Surrender Charge.")

(2) Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See "CHARGES AND DEDUCTIONS, Transfer Fee.")

(3) Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a surrender or withdrawal, death or annuitization.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC FEES AND CHARGES

(other than Fund expenses)

Annual Contract Maintenance Fee(1)	$35

Variable Account Annual Expenses

(as a percentage of average Variable Account value)

Mortality and Expense Risk Charge	0.90%
Administration Charge	0.10%
Total Variable Account Annual Expenses (without the death benefit fee)	1.00%

Optional Benefit Charges

Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(2)	0.20%

(1) We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See "CHARGES AND DEDUCTIONS.")

(2) There are two death benefits available under the Contract: (1) Contract Value Death Benefit; and (2) the Return of Purchase Payments Death Benefit. There is no death benefit fee for the Contract Value Death Benefit. For more information on these death benefit values and fees, and how they are calculated, please see the "DEATH BENEFIT" and "CHARGES AND DEDUCTIONS, Death Benefit Fee" sections of this Prospectus. The Return of Purchase Payments Death Benefit may not be available through your broker-dealer.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. The expenses shown are based on expenses incurred for the year ended December 31, 2018. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses(*)	0.20%	-	4.35%
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

(*) The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Example of Charges

The following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account Charges, and both maximum and minimum total Annual Fund Operating Expenses. The example also assumes that the Return of Purchase Payments Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

  If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$1,203	$2,246	$3,188	$5,571
Minimum Fund Expense	$827	$1,139	$1,355	$1,998

    If you annuitize(*) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$578	$1,721	$2,844	$5,571
Minimum Fund Expense	$177	$546	$934	$1,998

    (*) You may not annuitize your Contract within 3 years after we accept a Purchase Payment. For more information, see "ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date." The death benefit fee does not apply after the Annuity Date.

    Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

    SUMMARY

    The Contract

    What is the Protective Variable Annuity Investors Series Contract?

    The Protective Variable Annuity Investors Series Contract is an individual flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See "The Contract.")

    What are the Company's obligations under the Contract?

    The benefits under the Contract are paid by us from our general account assets and/or your Contract Value held in the Variable Account. You assume all of the investment risk for Purchase Payments and Contract Value allocated to the Sub-Accounts of the Variable Account, which is not part of our general account. Our general account assets support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account and the DCA Accounts, plus any guarantees under the Contract that exceed your Variable Account value (such as those associated with the Return of Purchase Payments Death Benefit), are paid from our general account, any amounts that we may pay under the Contract in excess of Variable Account value are subject to our financial strength and claims-paying ability.

    It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims paying ability to meet our obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

    How may I purchase a Contract?

    Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See "DISTRIBUTION OF THE CONTRACTS.")

    Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See "Issuance of a Contract.")

    What are the Purchase Payments?

    The minimum amount that Protective Life will accept as an initial Purchase Payment is $5,000. Purchase Payments may be made at any time prior to the oldest Owner's or Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Date then in effect. The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made by electronic funds transfer. The maximum aggregate Purchase Payment(s) we will accept without prior Administrative Office approval is $1,000,000. We may impose conditions for our acceptance of aggregate Purchase Payments greater than $1,000,000, such as limiting the death benefit options that are available under your Contract. We reserve the right not to accept any Purchase Payment or to limit the amounts, frequency or sources of subsequent Purchase Payments into all or certain classes of Contracts following Written Notice to Contract Owners. (See "Purchase Payments.")

    Can I cancel the Contract?

    You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payments. (See "Right to Cancel.")

    Can I transfer amounts in the Contract?

    Before the Annuity Date, you may transfer amounts among the Investment Options. There are, however, limitations on transfers: any transfer must be at least $100; no amounts may be transferred into a DCA Account.

    No amounts may be transferred to the Fixed Account within six months after any transfer from the Guaranteed Account to the Variable Account; transfers out of the Fixed Account are limited to the greater of (a) $2,500 or (b) 25% of the value of the Fixed Account in any Contract Year.

    After the Annuity Date, if you have selected variable income payments, you may transfer amounts among the Sub- Accounts, but no more frequently than once per month, and you may not transfer within the Guaranteed Account or between a Sub-Account and the Guaranteed Account.

    We reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer in any Contract Year; we may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. (See "Transfers.")

    For more information about transfers, how to request transfers and limitations on transfers, see "Transfers — Limitations on Transfers."

    Can I surrender the Contract?

    Upon Written Notice before the Annuity Date, you may surrender the Contract and receive its surrender value. (See "Surrenders and Withdrawals.") Surrenders may have federal and state income tax consequences, as well as a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59-1/2, and surrender charges may apply. (See "CHARGES AND DEDUCTIONS, Surrender Charge" and "Taxation of Withdrawals and Surrenders.")

    Can I withdraw my money from the Contract?

    Any time before the Annuity Date, you may request by Written Notice a withdrawal from your Contract provided the Contract Value remaining after the withdrawal is at least $5,000. Under certain conditions we may also accept withdrawals requested by facsimile and telephone. You also may elect to participate in our automatic withdrawal plan, which allows you to pre-authorize periodic withdrawals prior to the Annuity Date. (See "Surrenders and Withdrawals.") Withdrawals may be available under certain Annuity Options. (See "Annuity Payments — Annuity Options.") Withdrawals reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal penalty tax if the withdrawal occurs before the Owner reaches age 59-1/2. (See "Charges and Deductions, Surrender Charge" and "Taxation of Withdrawals and Surrenders.")

    Is there a death benefit?

    If any Owner dies before the Annuity Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive Due Proof of Death of the Owner at our Administrative Office. (See "DEATH BENEFIT.")

    The Contract Value Death Benefit is included with your Contract at no additional charge. You may select the Return of Purchase Payments Death Benefit for an additional fee. You must select your death benefit at the time you apply for your Contract, and your selection may not be changed after the Contract is issued. See "CHARGES AND DEDUCTIONS, Death Benefit Fee."

    The Return of Purchase Payments Death Benefit may not be available through your broker-dealer.

    What happens when the Owner dies?

    In the event of the Owner's death, all automatic transfer programs under the Contract, such as dollar cost averaging, portfolio rebalancing, and Allocation Adjustment will cease upon our receipt of Due Proof of Death of the Owner at our Administrative Office. (See "Dollar Cost Averaging," "Portfolio Rebalancing," and "The Allocation Adjustment Program (patent pending).")

    What is the Allocation Adjustment Program (patent pending)?

    Under the Allocation Adjustment Program, we will monitor the performance of each Sub-Account in which you invest (other than certain unmonitored Sub-Accounts). If, on any Monthly Anniversary Date, the Accumulation Unit value of a Sub-Account is the same as or drops below a specified level, the Sub-Account will be temporarily "restricted" from allocations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Oppenheimer Money Fund/VA Sub-Account. The Sub-Account will remain restricted until the Sub-Account's Accumulation Unit value is greater than the specified level on a future Monthly Anniversary Date. By participating in this risk-mitigating program, you may be less susceptible to the impact of volatile market fluctuations in the value of Sub-Account Accumulation Units. However, we make no guarantee that this program will protect against loss. Also, this program may limit increases in your Contract Value during periods of growth in the market.

    The Allocation Adjustment Program is optional and is available at no additional charge. You must elect whether you will or will not participate in the Allocation Adjustment Program when you purchase the Contract. If you do not indicate your election on your application, we will treat the application as incomplete. If you elect not to enroll in the Allocation Adjustment Program on the Issue Date, you may enroll in the Program at any time prior to the Annuity Date by sending us Written Notice. If you are enrolled in the Allocation Adjustment Program, you may subsequently suspend your participation in the Program. For more information on the Allocation Adjustment Program, please see "THE ALLOCATION ADJUSTMENT PROGRAM."

    What charges do I pay under the Contract?

    We assess a surrender charge if you withdraw or surrender your Purchase Payments from the Contract, depending on how long those payments were invested in the Contract. We may waive the surrender charge under certain circumstances. We apply a charge to the daily net asset value of the Variable Account that consists of a mortality and expense risk charge and an administration charge. We do not currently impose a transfer fee, but we reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. We also deduct a contract maintenance fee from your Contract Value on each Contract Anniversary prior to the Annuity Date and on any other day that you surrender your Contract. We may waive the contract maintenance fee under certain circumstances. We also deduct from your Contract Value charges for any optional benefits and riders applicable to your Contract, such as the Return of Purchase Payments Death Benefit.

    We will deduct any applicable state premium tax from Purchase Payments or Contract Value if premium taxes apply to your Contract. The Funds' investment management fees and other operating expenses are more fully described in the prospectuses for the Funds.

    (See the "FEES AND EXPENSES" tables preceding this Summary and the "CHARGES AND DEDUCTIONS" section later in this Prospectus.)

    What Annuity Options are available?

    Currently, we apply the Annuity Value to an Annuity Option on the Annuity Date, unless you choose to receive that amount in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Annuity Options are available on either a fixed or variable payment basis. (See "ANNUITY PAYMENTS".)

    Is the Contract available for qualified retirement plans?

    You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See "DESCRIPTION OF THE CONTRACT, The Contract," and "FEDERAL TAX MATTERS, Qualified Retirement Plans.")

    Where may I find financial information about the Sub-Accounts?

    You may find financial information about the Sub-Accounts in Appendix D to this Prospectus and in the Statement of Additional Information.

    Other contracts

    We issue other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their sub-accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our Administrative Office in writing or by telephone.

    Federal Tax Status

    Generally all earnings on the investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a surrender or withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply to distributions from non-Qualified as well as Qualified Contracts. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See "FEDERAL TAX MATTERS.")

    THE COMPANY, VARIABLE ACCOUNT AND FUNDS

    Protective Life Insurance Company

    The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life provides life insurance, annuities, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2018, Protective Life had total assets of approximately $89.4 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation (“PLC”), a U.S. insurance holding company and a wholly-owned subsidiary of The Dai-ichi Life Insurance Company, Limited (“Dai-ichi”). Dai-ichi is a top 20 global life insurance company. Dai-ichi's stock is traded on the Tokyo Stock Exchange. As of December 31, 2018, PLC had total assets of approximately $89.9 billion.

    The assets of Protective Life's general account support its insurance and annuity obligations and are subject to its general liabilities from business operations and to claims by its creditors. Because amounts allocated to the Fixed Account and the DCA Accounts, plus any guarantees under the Contract that exceed your Variable Account value (such as those associated with the Return of Purchase Payments Death Benefit), are paid from Protective Life's general account, any amounts that Protective Life may pay under the Contract in excess of Variable Account value are subject to its financial strength and claims-paying ability. It is important to note that there is no guarantee that Protective Life will always be able to meet its claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider Protective Life's financial strength and claims paying ability to meet its obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

    Protective Variable Annuity Separate Account

    The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and meets the definition of a separate account under federal securities laws.

    Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. You assume all of the investment risk for Purchase Payments and Contract Value allocated to the Sub-Accounts. Your Contract Value in the Sub-Accounts is part of the assets of the Variable Account. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

    Administration

    Protective Life Insurance Company performs the Contract administration at its Administrative Office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

    The Funds

    The assets of each Sub-Account are invested solely in a corresponding Fund. Each Fund is an investment portfolio of one of the investment companies listed below.

Fund	Fund Manager/ Investment Adviser	Subadvisor(s)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
American Funds Insurance Series	Capital Research and Management Company
Clayton Street Trust	Janus Capital Management LLC
Fidelity Variable Insurance Products	Fidelity Management and Research Company	FMR Co., Inc. Strategic Advisors, Inc. Fidelity Investments Money Management, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc. (Franklin Flex Cap Growth VIP Fund, Franklin Income VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin U.S. Government Securities VIP Fund and the Templeton Global Bond VIP Fund)

    Franklin Advisory Services, LLC (Franklin Rising Dividends VIP Fund and the Franklin Small Cap Value VIP Fund)

    Franklin Mutual Advisers, LLC(Franklin Mutual Shares VIP Fund)

    Templeton Investment Counsel, LLC(Templeton Foreign VIP Fund)

    Templeton Global Advisors Limited (Templeton Growth VIP Fund)

Templeton Asset Management Ltd. (Templeton Developing Markets VIP Fund)
Goldman Sachs Variable Insurance Trust	Goldman Sachs Asset Management L.P.
Guggenheim Variable Fund	Guggenheim Investments
Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC	ClearBridge Advisors, LLC;
Lord Abbett Series Fund, Inc.	Lord, Abbett & Co. LLC
MFS Variable Insurance Trust	MFS Investment Management
MFS Variable Insurance Trust II (the "MFS II Funds")	MFS Investment Management
Oppenheimer Variable Account Funds	Oppenheimer Funds, Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company, LLC.	Research Affiliates, LLC
Royce Capital Fund	Royce & Associates, LLC
Rydex Variable Trust	Guggenheim Investments

    Shares of the Funds are offered only to:

      the Variable Account;
      other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;
      separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and
      certain qualified retirement plans.

    For a discussion of the potential conflicts of interest that may arise as a result of the sale of Fund shares to separate accounts that support variable annuity contracts, variable life insurance policies and certain qualified pension and retirement plans as well as the sale of Fund shares to the separate accounts of insurance companies that are not affiliated with Protective Life, see the prospectuses for the Funds. Fund shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

    Certain Funds employ investment strategies designed to manage exposure to volatility in the equity markets. Allocating Purchase Payments and Contract Value to a Sub-Account investing in one of these Funds may have the effect of mitigating declines in your Contract Value in the event of a significant decline in equity market valuations; however, the strategies followed by the Funds, if successful, will also generally result in your Contract Value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising. As a result, you may not benefit from some or all of the increases in equity market values under your Contract and could also result in a decrease in your Contract Value. In addition, there is no guarantee that the Funds' strategies will have their intended effect, or that they will work as effectively as is intended.

    AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

    Invesco V.I. American Value Fund, Series II Shares

    This Fund's investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

    Invesco V.I. Balanced Risk Allocation Fund, Series II Shares

    The Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.

    Invesco V.I. Comstock Fund, Series II Shares

    This Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

    Invesco V.I. Equity and Income Fund, Series II Shares

    This Fund's investment objectives are both capital appreciation and current income.

    Invesco V.I. Global Real Estate Fund, Series II Shares

    This Fund's investment objective is total return through growth of capital and current income.

    Invesco V.I. Government Securities Fund, Series II Shares

    The Fund's investment objective is total return, comprised of current income and capital appreciation.

    Invesco V.I. Growth and Income Fund, Series II Shares

    This Fund's investment objective is to seek long-term growth of capital and income.

    Invesco V.I. International Growth Fund, Series II Shares

    This Fund's investment objective is long-term growth of capital.

    Invesco V.I. Mid Cap Growth Fund, Series II Shares

    This Fund's investment objective is to seek capital growth.

    Invesco V.I. Small Cap Equity Fund, Series II Shares

    The Fund's investment objective is long-term growth of capital.

    American Funds Insurance Series®

    IS Asset Allocation Fund, Class 4

    The Fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

    IS Bond Fund, Class 4

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

    IS Capital Income Builder®, Class 4

    The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.

    IS Global Growth Fund, Class 4

    The Fund's investment objective is to provide long-term growth of capital.

    IS Global Growth and Income Fund, Class 4

    The Fund’s investment objective is to provide long-term growth of capital while providing current income.

    IS Growth Fund, Class 4

    The Fund's investment objective is to provide growth of capital.

    IS Growth-Income Fund, Class 4

    The Fund’s investment objectives are to achieve long-term growth of capital and income.

    IS US Government/AAA-Rated Securities Fund, Class 4

    The Fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

    Clayton Street Trust

    Protective Life Dynamic Allocation Series- Conservative Portfolio

    This Fund seeks total return through income and growth of capital, balanced by capital preservation.

    Protective Life Dynamic Allocation Series- Growth Portfolio

    This Fund seeks total return through growth of capital, balanced by capital preservation.

    Protective Life Dynamic Allocation Series- Moderate Portfolio

    This Fund seeks total return through growth of capital and income, balanced by capital preservation.

    Fidelity® Variable Insurance Products

    VIP Contrafund® Portfolio, Service Class 2

    This Fund seeks long-term capital appreciation.

    VIP Index 500 Portfolio, Service Class 2

    This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

    VIP Investment Grade Bond Portfolio, Service Class 2

    This Fund seeks as high a level of current income as is consistent with the preservation of capital.

    VIP Mid Cap Portfolio, Service Class 2

    This Fund seeks long-term growth of capital.

    Franklin Templeton Variable Insurance Products Trust

    Franklin Flex Cap Growth VIP Fund, Class 2

    This Fund seeks capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.

    Franklin Income VIP Fund, Class 2

    This Fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

    Franklin Mutual Global Discovery VIP Fund, Class 2

    This Fund seeks capital appreciation. Under normal market conditions, this Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

    Franklin Mutual Shares VIP Fund, Class 2

    This Fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

    Franklin Rising Dividends VIP Fund, Class 2

    This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends.

    Franklin Small Cap Value VIP Fund, Class 2

    This Fund seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies.

    Franklin Small-Mid Cap Growth VIP Fund, Class 2

    This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.

    Franklin Strategic Income VIP Fund, Class 2

    This Fund seeks a high level of current income, with capital appreciation over the long-term as a secondary goal. Under normal market conditions, the Fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.

    Franklin U.S. Government Securities VIP Fund, Class 2

    This Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities.

    Templeton Developing Markets VIP Fund, Class 2

    This Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments.

    Templeton Foreign VIP Fund, Class 2

    This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

    Templeton Global Bond VIP Fund, Class 2

    This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, this Fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

    Templeton Growth VIP Fund, Class 2

    This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.

    Goldman Sachs Variable Insurance Trust

    Global Trends Allocation Fund, Service Class

    This Fund seeks total return while seeking to provide volatility management.

    Growth Opportunities Fund, Service Class

    This Fund seeks long-term growth of capital.

    International Equity Insights Fund, Service Class

    This Fund seeks to achieve long-term growth of capital.

    Mid Cap Value Fund, Service Class

    This Fund seeks long-term capital appreciation.

    Strategic Growth Fund, Service Class

    This Fund seeks long-term growth of capital.

    Guggenheim Variable Fund

    Guggenheim Floating Rate Strategies Series, (Series F)

    This Fund seeks a high level of current income while maximizing total return.

    Guggenheim Global Managed Futures Strategy Fund

    This Fund seeks to generate positive total return over time.

    Guggenheim Long Short Equity Fund

    This Fund seeks long-term capital appreciation.

    Guggenheim Multi-Hedge Strategies Fund

    This Fund seeks long-term capital appreciation with less risk than traditional equity funds.

    Legg Mason Partners Variable Equity Trust

    ClearBridge Variable Mid Cap Portfolio, Class II

    This Fund seeks long-term growth of capital.

    ClearBridge Variable Small Cap Growth Portfolio, Class II

    This Fund seeks long-term growth of capital.

    QS Dynamic Multi-Strategy VIT Portfolio, Class II

    The Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Fund will seek to reduce volatility as a secondary objective.

    Lord Abbett Series Fund, Inc.

    Bond-Debenture Portfolio, Value Class

    The Fund seeks to deliver high current income and long-term growth of capital by investing primarily in a variety of fixed income securities and select equity-related securities.

    Calibrated Dividend Growth Portfolio, Value Class

    The Fund seeks to deliver total return by investing primarily in stocks of large U.S. companies that have a history of increasing their dividends.

    Classic Stock Portfolio, Value Class(1)

    The Fund's investment objective is growth of capital and growth of income consistent with reasonable risk.

    Fundamental Equity Portfolio, Value Class

    The Fund seeks to deliver long-term growth of capital by investing primarily in stocks of U.S. companies.

    Growth Opportunities Portfolio, Value Class

    The Fund seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.

    Mid-Cap Stock Portfolio, Value Class

    The Fund seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.

    MFS® Variable Insurance Trust(2)

    MFS® Growth Series, Service Class Shares

    This Fund's investment objective is to seek capital appreciation.

    MFS® Investors Trust Series, Service Class Shares

    This Fund's investment objective is to seek capital appreciation.

    MFS® New Discovery Series, Service Class Shares

    This Fund's investment objective is to seek capital appreciation.

    MFS® Research Series, Service Class Shares

    This Fund's investment objective is to seek capital appreciation.

    MFS® Total Return Series, Service Class Shares

    This Fund's investment objective is to seek total return.

    MFS® Total Return Bond Series, Service Class Shares

    This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

    MFS® Utilities Series, Service Class Shares

    This Fund's investment objective is to seek total return.

    MFS® Value Series, Service Class Shares

    This Fund's investment objective is to seek capital appreciation.

    MFS® Variable Insurance Trust II(2)

    MFS® Emerging Markets Equity Portfolio, Service Class Shares

    This Fund's investment objective is to seek capital appreciation.

    MFS® International Value Portfolio, Service Class Shares

    This Fund's investment objective is to seek capital appreciation.

    MFS® Massachusetts Investors Growth Stock Portfolio, Initial Class Shares(3)

    This Fund's investment objective is to seek capital appreciation.

    Oppenheimer Variable Account Funds

    Capital Appreciation Fund/VA, Service Shares

    This Fund seeks capital appreciation.

    Global Fund/VA, Service Shares

    This Fund seeks capital appreciation.

    Global Strategic Income Fund/VA, Service Shares

    This Fund seeks total return.

    Government Money Fund/VA

    This Fund seeks income consistent with stability of principal.

    You could lose money by investing in the Government Money Fund/VA. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account Annual Expenses, the yield in the Sub-Account that invests in this Fund could be negative. If the yield in the Sub-Account becomes negative, Contract Value invested in the Sub-Account may decline.

    Main Street Fund/VA, Service Shares

    This Fund seeks capital appreciation.

    PIMCO Variable Insurance Trust

    All Asset Portfolio, Advisor Class

    This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

    Global Diversified Allocation Portfolio, Advisor Class

    The Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.

    Long-Term US Government Portfolio, Advisor Class

    This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

    Low Duration Portfolio, Advisor Class

    This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

    Real Return Portfolio, Advisor Class

    This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

    Short-Term Portfolio, Advisor Class

    This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

    Total Return Portfolio, Advisor Class

    This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

    Royce Capital Fund

    Micro-Cap Fund, Service Class

    This Fund seeks long-term growth of capital.

    Small-Cap Fund, Service Class

    This Fund seeks long-term growth of capital.

    Rydex Variable Trust

    Rydex Nova Fund(4)

    This Fund seeks to provide investment results that match the daily performance, before fees and expenses, of the Fund's current benchmark, which is 150% of the performance of the S&P 500® Index.

    Rydex Inverse S&P 500 Strategy Fund(4)

    This Fund seeks to provide investment results that match the daily performance, before fees and expenses, of the Fund's current benchmark, which is the inverse (opposite) of the performance of the S&P 500® Index.

    Rydex Inverse Government Long Bond Strategy Fund(4)

    This Fund seeks to provide investment results that correspond, to the daily performance, before fees and expenses, to the Fund's current benchmark, which is the inverse (opposite) performance of the Long Treasury Bond.

    Rydex Commodities Strategy Fund(4)

    This Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities, which is the S&P GSCI® Commodity Index.

    (1) The Board of Directors of the Lord Abbett Series Fund, Inc. has decided to liquidate the Portfolio with the liquidation scheduled to occur on or about August 1, 2019 (the “Liquidation Date”). Please note that if you have Contract Value in the Sub-Account that invests in the Portfolio on the Liquidation Date, we will automatically transfer that Contract Value to the Sub-Account that invests in the Oppenheimer Government Money Fund/VA. We will provide more information on the effect the liquidation will have on your ability to allocate Purchase Payments and Contract Value to the Sub-Account that invests in the Portfolio and your investment in the Sub-Account before the Liquidation Date as it becomes available.

    (2) Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

    (3) MFS Investors Growth Stock Series merged into MFS Massachusetts Investors Growth Stock Portfolio, a series of MFS Variable Insurance Trust II in March, 2015.

    (4) Effective May 1, 2014, the Sub-Account investing in this Rydex fund is only available to Owners invested in that Sub-Account as of that date. Unless you had Contract Value in this Sub-Account as of April 30, 2014, this Sub-Account is no longer available for the allocation of Purchase Payments or transfer of Contract Value. Transfers of Contract Value include transfers made pursuant to the dollar-cost averaging program, but do not include transfers made pursuant to allocation adjustment or portfolio rebalancing programs. If you had Contract Value in this Sub-Account on April 30, 2014, your Contract Value will remain invested in the Sub-Account and you may continue to allocate Purchase Payments and transfer Contract Value to the Sub-Account, but if you submit new allocation instructions to our Administrative Office where your Contract Value will no longer be invested in this Sub-Account, you will no longer be permitted to allocate Purchase Payments and transfer Contract Value to the Sub-Account. If we receive an application for a Contract with an allocation to the Sub-Account investing in this Rydex fund, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. If the applicant does not provide us with revised instructions within five Valuation Days after the Valuation Date on which we first received the initial Purchase Payment, we will return the application and initial Purchase Payment, unless the applicant consents to us retaining the initial Purchase Payment until further instructions are provided. If we receive a Purchase Payment for an existing Contract with an allocation to the Sub-Account investing in this Rydex fund, (other than from an Owner currently invested in the Sub-Account), we will return the applicable portion of the payment to you. If you are not currently invested in the Sub-Account investing in this Rydex fund and you request a transfer of Contract Value to that Sub-Account, we will consider your request to not be in "good order," and we will not process it. In such cases, we will contact you for further instructions.

    There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your financial advisor. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

    Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

    Volatility Management Strategies. Certain Funds utilize volatility management strategies as part of their investment objectives and/or principal investment strategies. Volatility management strategies are designed to reduce the overall volatility and provide risk-adjusted returns over time. During rising markets, the volatility management strategy, however, could result in your Contract Value rising less than would have been the case had you been invested in a Fund that does not utilize a volatility management strategy. Conversely, investing in a Fund that features a volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the Fund’s equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund that features a volatility management strategy. Please see the Funds’ prospectuses for information about volatility management strategies.

    Selection of Funds

    We select the Funds offered through the Contracts based on several criteria, including the following:

      asset class coverage,
      the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition,
      performance,
      the capability and qualification of each investment firm, and whether our distributors are likely to recommend the Funds to Contract Owners.

    Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive with Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

    Asset Allocation Model Portfolios.  Four asset allocation models ("Model Portfolios") are available at no additional charge as Investment Options under your Contract.

    Each Model Portfolio invests different percentages of Contract Value in some or all of the Sub-Accounts under your Contract, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objectives.

    Pursuant to an agreement with Protective Life, Milliman, Inc., a diversified financial services firm and registered investment adviser under the Investment Advisers Act of 1940, as amended, determines the composition of the Model Portfolios and is compensated by Protective Life for doing so. There is no investment advisory relationship between Milliman and Owners. In the future, Protective Life may modify or discontinue its arrangement with Milliman, in which case Protective Life may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models. Protective Life does not provide investment advisory services in making the Model Portfolios or any other service or feature available under the Contract.

    The selection of Investment Options in the Model Portfolios involves balancing a number of factors including, but not limited to, the investment objectives, policies and expenses of the Funds in each Model Portfolio, the overall historical performance and volatility of the Funds, and the marketability of individual Funds and Fund families. In addition, Protective Life considers the marketability of individual Funds and Fund families, as well as marketing support provided to Protective Life and the broker-dealers who sell the Contracts and administrative services and marketing support payments made by the Fund or its manager to Protective Life or Investment Distributors, Inc. ("IDI"). The receipt of greater administrative services or marketing support payments from certain Funds may present a conflict of interest for Protective Life.

    The available Model Portfolios may change from time to time. In addition, the target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts. We will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes, however. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to our Administrative Office in writing.

    The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

      Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.
      Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.
      Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.
      Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

    Other Information about the Funds

    Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. If a participation agreement relating to a Fund terminates, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Contract Value to the Sub-Account investing in shares of that Fund.

    Certain Payments We Receive with Regard to the Funds

    We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. These payments are made for various purposes, including payment for services provided and expenses incurred by us (and our affiliates) in promoting, marketing, distributing, and administering the Contracts, and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

    12b-1 Fees.  We and our affiliate, IDI, the principal underwriter for the Contracts, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

    Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Fidelity Variable Insurance Products	0.25%

Paid to us:
American Funds Insurance Series	0.25%
Clayton Street Trust	0.25%
Franklin Templeton Variable Insurance Protucts Trust	0.25%
Goldman Sachs Variable Insurance Trust	0.25%
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%
MFS® Variable Insurance Trust	0.25%
MFS® Variable Insurance Trust II	0.25%
PIMCO Variable Insurance Trust	0.25%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0.25%
Oppenheimer Variable Account Funds	0.25%
Guggenheim Variable Fund	0.25%

    Payments From Advisers and/or Distributors.  As of the date of this Prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds other than 12b-1 fees. These payments are not paid out of fund assets. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets other than 12b-1 fees. These payments are not paid out of Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.50% of Fund assets attributable to our variable insurance contracts.

    Other Payments.  A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

    For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION OF THE CONTRACTS."

    Addition, Deletion or Substitution of Investments

    Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new Funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities. Because the plan fiduciary retains the right to select the investments in an employee benefit plan, when the fiduciary receives notice of an addition, deletion, or substitution of an investment (for example, either through this Prospectus or a supplement to the Prospectus), a plan fiduciary should consider whether the Contract will remain a prudent investment for the plan. If a plan fiduciary wishes to reject the change after receiving notice, it can do so by surrendering the Contract.

    Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

    If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires or permits.

    DESCRIPTION OF THE CONTRACT

    The following sections describe the Contracts currently being offered.

    The Contract

    The Protective Variable Annuity Investors Series Contract is an individual flexible premium deferred variable and fixed annuity contract issued by Protective Life.

    Use of the Contract in Qualified Plans

    You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

    Parties to the Contract

    Owner

    The Owner is the person or persons who own the Contract and is entitled to exercise all rights and privileges provided in the Contract. Two persons may own the Contract together. In the case of two Owners, provisions relating to action by the Owner means both Owners acting together. However, Protective Life may accept instructions from one Owner on behalf of both Owners. Protective Life will only issue a Contract prior to each Owner's 86th birthday. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owners who are nonnatural persons, age restrictions apply to the Annuitant.

    The Owner of this Contract may be changed by Written Notice provided:

      each new Owner's 86th birthday is after the Issue Date; and
      each new Owner's 95th birthday is on or after the Annuity Date.

    For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "TAXATION OF ANNUITIES IN GENERAL.")

    Beneficiary

    The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of the Owner.

    Primary — The Primary Beneficiary is the surviving Owner, if any. If there is no surviving Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

    Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

    If no Beneficiary designation is in effect or if no Beneficiary is living at the time of the Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Date, the Beneficiary will become the new Owner.

    Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

    Annuitant

    The Annuitant is the person or persons on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 86th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

    The Owner may change the Annuitant by Written Notice prior to the Annuity Date. However, if any Owner is not a natural person, then the Annuitant may not be changed. The new Annuitant's 95th birthday must be on or after the Annuity Date in effect when the change of Annuitant is requested.

    Payee

    The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

    Issuance of a Contract

    To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker/dealer having a distribution agreement with Investment Distributors, Inc. Protective Life reserves the right to accept or decline a request to issue a Contract for any reason permitted or required by law. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

    If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Investment Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the Administrative Office at the Accumulation Unit Value next determined for the portion of the Purchase Payment allocated to the Sub-Account. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five business days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Investment Options within two business days. You may transmit information necessary to complete an application to Protective Life by telephone, facsimile, or electronic media.

    Purchase Payments

    We will only accept Purchase Payments before the earlier of the oldest Owner's and Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Date then in effect. The minimum initial Purchase Payment is $5,000. The minimum subsequent Purchase Payment is $100, or $50 if made by electronic funds transfer. We may amend this minimum subsequent Purchase Payment amount at any time. Under certain circumstances, we may be required by law to reject a Purchase Payment.

    We reserve the right to limit, suspend, or reject any Purchase Payment at any time in our sole discretion, and/or limit the Investment Options to which Contract Owners may direct Purchase Payments, following written notice to Contract Owners. We may do so for all Contracts or only certain classes of Contracts. If we exercise our right to suspend, reject, and/or place limitations on the acceptance and/or allocation of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments. These restrictions could prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer sponsored retirement plan or an IRA. Accordingly, you should consider whether the Contract is appropriate for you. (See "QUALIFIED RETIREMENT PLANS.") Before you purchase this Contract and determine the amount of your initial Purchase Payment, you should consider the fact that we may suspend, reject, or limit subsequent Purchase Payments at some point in the future. You should consult with your sales representative prior to purchase.

    Purchase Payments are payable at our Administrative Office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive your payment and a completed transaction service form at our Administrative Office at the Accumulation Unit Value next determined for the portion of the Purchase Payment allocated to the Sub-Account. Valuation Periods end at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). We will process any Purchase Payment received at our Administrative Office after the end of the Valuation Period on the next Valuation Date.

    The maximum aggregate Purchase Payment(s) that can be made without prior Administrative Office approval is $1,000,000.

    We reserve the right to change the maximum aggregate Purchase Payment(s) that we will accept at any time, and to condition acceptance of Purchase Payments over any established maximum amount upon prior approval by our Administrative Office and to impose conditions upon the acceptance of aggregate Purchase Payments greater than the established maximum, such as limiting the death benefit options that are available under your Contract. We will give written notice at least five (5) days before any changes to Purchase Payment limitations go into effect.

    Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Account. You may not elect the automatic purchase payment plan and the automatic withdrawal plan simultaneously. (See "Surrenders and Withdrawals.") Upon receipt of Due Proof of Death of the Owner at our Administrative Office the Company will terminate deductions under the automatic purchase payment plan.

    We do not always receive your Purchase Payment or your application on the day you send it or give it to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

    Right to Cancel

    You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our Administrative Office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted under state law, Protective Life will refund the Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payment.

    For individual retirement annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Oppenheimer Government Money Fund/VA Sub-Account until the expiration of the right-to-cancel period. When we allocate your initial Purchase Payment (and any subsequent Purchase Payments) to the Oppenheimer Government Money Fund/VA Sub-Account for the right-to-cancel period, we will refund the greater of the Contract Value without any deductions for fees or charges or the Purchase Payment. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

    Allocation of Purchase Payments

    Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Investment Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

    Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

    If you elect to participate in the optional Allocation Adjustment program, you may not allocate Purchase Payments into restricted Sub-Accounts. If we receive instructions from you requesting an allocation to a restricted Sub-Account, we will allocate the requested amount to the restricted Sub-Account, and then immediately transfer the amount to the Oppenheimer Government Money Fund/VA Sub-Account. See "THE ALLOCATION ADJUSTMENT PROGRAM."

    Variable Account Value

    Sub-Account Value

    A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Issue Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Dates prior to the Annuity Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by withdrawals (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

    The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the Accumulation Units in that Sub-Account on that day.

    Determination of Accumulation Units

    Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Date as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

    Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

      surrenders and applicable surrender charges;
      withdrawals and applicable surrender charges;
      automatic withdrawals and applicable surrender charges;
      transfer from a Sub-Account and any applicable transfer fee;
      payment of a death benefit claim;
      application of the Contract Value to an Annuity Option; and
      deduction of the monthly death benefit fee and the annual contract maintenance fee.

    Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event. Accumulation Units associated with the monthly death benefit fee and the annual contract maintenance fee are canceled without notice or instruction.

    Determination of Accumulation Unit Value

    The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Date is the Accumulation Unit value for that class at the end of the previous Valuation Date times the net investment factor.

    Net Investment Factor

    The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

      is the result of:
        the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period.
      is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.
      is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

    Transfers

    Before the Annuity Date, you may instruct us to transfer Contract Value between and among the Investment Options. When we receive your transfer instructions on a completed transaction service form at our Administrative Office, we will allocate the Contract Value you transfer at the next price determined for the Investment Options you indicate. Prices for the Investment Options are determined as of the end of each Valuation Period, which is the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Accordingly, transfer requests received in "good order" at our Administrative Office before the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the day the requests are received; transfer requests received at our Administrative Office after the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the next day on which the New York Stock Exchange is open for regular trading. A transaction request will be deemed in "good order" if the transaction service form is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See "SUSPENSION OR DELAY IN PAYMENTS.") There are limitations on transfers, which are described below.

    After the Annuity Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or from a Sub-Account and Guaranteed Account.

    In the event of the Owner's death, all automatic transfers under the Contract, such as dollar cost averaging, portfolio rebalancing, and Allocation Adjustment will cease upon our receipt of Due Proof of Death at our Administrative Office.

    A surviving spouse who elects to continue the Contract as the new Owner may decide to participate in either dollar cost averaging or portfolio rebalancing, or both, subject to the terms and conditions set forth in this Prospectus. A surviving spouse who continues the Contract may also elect to participate in the Allocation Adjustment Program.

    Any Beneficiary who elects a Death Benefit payment option that provides for the payment of Death Benefit proceeds either over the lifetime of the Beneficiary or within 5 years of the Owner’s death may transfer Contract Value among the Sub-Accounts and participate in either the portfolio rebalancing program or Allocation Adjustment Program, or both. Because that Beneficiary may not make additional premium payments, however, the Beneficiary may not participate in dollar cost averaging. See “DEATH BENEFIT-Payment of the Death Benefit.”

    How to Request Transfers

    Before or after the Annuity Date, owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

    Reliability of Communications Systems

    The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers', your registered representative's, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can request your transaction by writing to us.

    Limitations on Transfers

    We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) without prior notice for any Contract or class of Contracts at any time for any reason.

    Minimum amounts.  You must transfer at least $100 each time you make a transfer. If the entire amount in the Investment Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Investment Option after a transfer, then we may transfer the entire amount out of that Investment Option instead of the requested amount.

    Number of transfers.  Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year and we also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year if Protective Life determines, in its sole discretion, that the number of transfers or the cost of processing such transfers is excessive. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. The transfer fee will not exceed $25 per transfer. We will deduct any transfer fee from the amount being transferred. (See "CHARGES AND DEDUCTIONS, Transfer Fee.") We will not include transfers made pursuant to the dollar-cost averaging, allocation adjustment or portfolio rebalancing programs when counting frequent transfer activity or assessing a transfer fee.

    Limitations on transfers involving the Guaranteed Account.  No amounts may be transferred into a DCA Account. No amounts may be transferred to the Fixed Account within six months after any transfer from the Guaranteed Account to the Variable Account. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of (a) $2,500 or (b) 25% of the Contract Value in the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Guaranteed Account to the Variable Account, it may take several years to do so. The limitation on transfers from the Fixed Account does not apply, however, to dollar cost averaging transfers from the Fixed Account.

    Limitations on Transfers under the Optional Allocation Adjustment Program.  If you elect to participate in the optional Allocation Adjustment Program, you may transfer Contract Value among the Investment Options only by submitting a new Contract allocation instruction and you may not transfer Contract Value into restricted Sub-Accounts. If we receive instructions from you requesting a transfer of Contract Value to a restricted Sub-Account, we will transfer the requested amount to the restricted Sub-Account, and then immediately transfer the amount to the Oppenheimer Government Money Fund/VA Sub-Account. See "THE ALLOCATION ADJUSTMENT PROGRAM."

    Limitations on frequent transfers, including "market timing" transfers.  Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Date or thereafter.

    When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

      Increased brokerage, trading and transaction costs;
      Disruption of planned investment strategies;
      Forced and unplanned liquidation and portfolio turnover;
      Lost opportunity costs; and
      Large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

    In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account. We discourage frequent transfers of Contract Value between Sub-Accounts.

    We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the allocation adjustment, dollar-cost averaging or portfolio rebalancing programs when monitoring for frequent transfer activity.

    When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

    In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.

    Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

    We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

    Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

    Dollar Cost Averaging

    Before the Annuity Date, you may instruct us by Written Notice to transfer automatically, on a monthly basis, amounts from a DCA Account or the Fixed Account to any Sub-Account of the Variable Account. This is known as the "dollar-cost averaging" ("DCA") method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

    DCA transfers are made monthly; you may choose to make the transfers on the 1st through the 28th day of each month. Dollar cost averaging transfers cease upon our receipt of Due Proof of Death of the Owner at our Administrative Office. Any remaining balance designated for DCA transfers will be automatically transferred to the Sub-Accounts according to the Owner's current dollar cost averaging instructions.

    There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to restrict the Sub-Accounts into which you may make DCA transfers or discontinue dollar cost averaging upon written notice to the Owner at any time for any reason.

    In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

    Transfers from the DCA Accounts.  If you allocate a Purchase Payment to one of the DCA Accounts, you must include instructions regarding the day of the month on which the transfers should be made, the period during which the dollar cost averaging transfers should occur, and the Sub-Accounts into which the transferred funds should be allocated.

    Currently, the maximum period for dollar cost averaging from the DCA Account 1 is six months and from the DCA Account 2 is twelve months. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Account. The periodic amount transferred from a DCA Account will be equal to the Purchase Payment allocated to the DCA Account divided by the number of dollar cost averaging transfers to be made.

    The interest rates on the DCA Accounts apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Account will be substantially less than the amount that would have been paid if the full Purchase Payment remained in the DCA Account for the full period. Interest credited will be transferred from the DCA Account after the last dollar cost averaging transfer.

    We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Sub-Accounts according to your dollar cost averaging allocation instruction in effect at that time.

    Transfers from the Fixed Account.  You may also establish dollar-cost averaging transfers from the Fixed Account; the minimum period for dollar cost averaging transfers from the Fixed Account is twelve months. If you wish to establish dollar-cost averaging transfers from the Fixed Account, you must include instructions regarding the day of the month on which the transfers should be made, the amount of the transfers (you must transfer the same amount each time), the period during which the dollar cost averaging transfers should occur, and the Sub-Accounts into which the transferred funds should be allocated.

    Dollar Cost Averaging Transfers under the Optional Allocation Adjustment Program.  If you elect to participate in the optional Allocation Adjustment Program, any automatic transfers from the DCA Account to the restricted Sub-Account will be redirected to the Oppenheimer Government Money Fund/VA Sub-Account. See "THE ALLOCATION ADJUSTMENT PROGRAM."

    Portfolio Rebalancing

    Before the Annuity Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

    You may elect portfolio rebalancing to occur on the 1st through the 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Portfolio rebalancing ceases when we receive Due Proof of Death of the Owner at our Administrative Office. The Contract Value will remain in the Investment Options as of the date we receive Due Proof of Death of the Owner. A surviving spouse who elects to continue the Contract and become the new Owner, or any Beneficiary who elects to receive payment of the Death Benefit over their lifetime or within 5 years of the Owner’s death, may provide us with new Contract allocation instructions. See, ”DEATH BENEFIT – Payment of the Death Benefit”.

    There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner at any time for any reason.

    Portfolio Rebalancing under the Optional Allocation Adjustment Program. If you elect to participate in the optional Allocation Adjustment Program, we will "re-balance" your Variable Account value according to your most recent allocation instructions, but will include the Oppenheimer Money Fund/VA Sub-Account in place of the restricted Sub-Account. See "The Allocation Adjustment Program."

    Surrenders and Withdrawals

    At any time before the Annuity Date, you may request a surrender of or withdrawal from your Contract. Federal and state income taxes may apply to surrenders and withdrawals, and a 10% federal penalty tax may apply if the surrender or withdrawal occurs before the Owner reaches age 59-1/2. (See "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.") A surrender charge may also apply to surrenders and withdrawals. (See "CHARGES AND DEDUCTIONS.") A surrender value may be available under certain Annuity Options. (See "Annuitization.") In accordance with SEC regulations, surrenders and withdrawals are payable within 7 calendar days of our receiving your request in "good order" at our Administrative Office. (See "SUSPENSION OR DELAY IN PAYMENTS.")

    Surrenders

    At any time before the Annuity Date, you may request a surrender of your Contract for its surrender value either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a surrender by facsimile or change the requirements for your ability to request a surrender by facsimile for any Contract at any time without prior notice. We will pay you the surrender value in a lump sum.

    Withdrawals

    At any time before the Annuity Date, you may request a withdrawal of your Contract Value provided the Contract Value remaining after the withdrawal is at least $5,000. If you request a withdrawal that would reduce your Contract Value below $5,000, then we will consider your request to be not in Good Order and we will notify you that we will not process your request.

    You may request a withdrawal by Written Notice or by facsimile. If we have received your completed telephone withdrawal authorization form, you also may request a withdrawal by telephone. Withdrawals requested by telephone or facsimile are subject to limitations. Currently we accept requests for withdrawals by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For withdrawals exceeding 25% of the Contract Value and/or $50,000 we will only accept withdrawal requests by Written Notice. We may eliminate your ability to make withdrawals by telephone or facsimile or change the requirements for your ability to make withdrawals by telephone or facsimile for any Contract or class of Contracts at any time without prior notice.

    You may specify the amount of the withdrawal to be made from any Investment Option. If you do not so specify, or if the amount in the designated Investment Option(s) is inadequate to comply with the request, the withdrawal will be made from each Investment Option based on the proportion that the value of each Investment Option bears to the total Contract Value.

    Signature Guarantees

    Signature guarantees are required for withdrawals or surrenders of $50,000 or more.

    Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim's account with a financial institution or a provider of financial services. They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

    An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

    A notary public cannot provide a signature guarantee. Notarization will not substitute for a signature guarantee.

    Surrender Value

    The surrender value of any surrender or withdrawal request is equal to the Contract Value surrendered or withdrawn minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your request in "good order" at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any request received at our Administrative Office after the end of the Valuation Period on the next Valuation Date.

    The amount we will pay you if you request a withdrawal depends on whether you request a "gross" withdrawal or a "net" withdrawal. For a "gross" withdrawal, this amount is equal to the Contract Value withdrawn minus any applicable surrender charge and premium tax. For a "net" withdrawal, this amount is equal to the Contract Value withdrawn (we will deduct the surrender charge from your remaining Contract Value after we process the withdrawal). (See CHARGES AND DEDUCTIONS — Surrender Charge. (Contingent Deferred Sales Charge))

    Cancellation of Accumulation Units

    Surrenders and withdrawals, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

    Surrender and Withdrawal Restrictions

    The Owner's right to make surrenders and withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

    In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

    Automatic Withdrawals

    Currently, we offer an automatic withdrawal plan. This plan allows you to pre-authorize periodic withdrawals before the Annuity Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. Payments to you under this plan will be made by electronic fund transfer. To participate in the plan you must have:

      made an initial Purchase Payment of at least $5,000; or
      a Contract Value as of the previous Contract Anniversary of at least $5,000.

    The automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to automatic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the withdrawal occurs before the Owner reaches age 59-1/2. You should consult your tax advisor before participating in any withdrawal program. (See "Taxation of Withdrawals and Surrenders.")

    When you elect the automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. If, during any Contract Year, the amount of the withdrawals exceeds the "free withdrawal amount" described in the "Surrender Charge" section of this prospectus, we will deduct a surrender charge where applicable. (See "Surrender Charge.") Automatic withdrawals will be taken pro-rata from the Investment Options in proportion to the value each Investment Option bears to the total Contract Value. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

    If any automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the automatic withdrawal plan will terminate. Once automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. The automatic withdrawal plan may be discontinued by the Owner by Written Notice at any time for any reason. Upon receipt of Due Proof of Death of an Owner at our Administrative Office, we will terminate the automatic withdrawal plan.

    There is no charge for the automatic withdrawal plan. We reserve the right to discontinue the automatic withdrawal plan upon written notice to you.

    THE GUARANTEED ACCOUNT

    The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, as amended (the "1933 Act"), and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

    The Guaranteed Account consists of the Fixed Account and the DCA Accounts. We may not always offer the Fixed Account or the DCA Accounts in new Contracts. If we are offering the Fixed Account or any of the DCA Accounts in your state at the time you purchase your Contract, however, those accounts will always be available in your Contract. Please ask your sales representative whether the Fixed Account or any DCA Accounts are available in your Contract.

    From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that yields values less than those required by the state in which the Contract is delivered. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates. Current interest rate for each account in the Guaranteed Account is available on our website (www.protective.com) or by calling toll-free 1-800-456-6330.

    Our General Account

    The Guaranteed Account is part of our general account. Unlike Purchase Payments and Contract Value allocated to the Variable Account, we assume the risk of investment gain or loss on amounts held in the Fixed Account and the DCA Accounts.

    The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account and the DCA Accounts, plus any guarantees under the Contract that exceed your Variable Account value (such as those associated with the Return of Purchase Payments Death Benefit), are paid from our general account, any amounts that we may pay under the Contract in excess of Variable Account value are subject to our financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

    We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by state regulators, and according to Generally Accepted Accounting Principles (GAAP).

    Our audited GAAP financial statements are included in the Statement of Additional Information (which is available at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page of this Prospectus). In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

    You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of our financial capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and/or claims-paying ability.

    The Fixed Account

    You generally may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account. There are limitations on transfers involving the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Fixed Account to the Variable Account, it may take several years to do so. You should carefully consider whether the Fixed Account meets your investment needs. (See "Transfers.")

    The interest rates we apply to Purchase Payments and transfers into the Fixed Account are guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments and transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

    The DCA Accounts

    DCA Accounts are designed to systematically transfer amounts to the Sub-Accounts of the Variable Account over a designated period. (See "Transfers, Dollar Cost Averaging.") We currently offer two DCA Accounts. The maximum period for dollar cost averaging transfers from DCA Account 1 is six months and from DCA Account 2 is twelve months.

    The DCA Accounts are available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Account when that DCA Account value is greater than $0, and all funds must be transferred from a DCA Account before allocating a Purchase Payment to that DCA Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. The interest rate we apply to Purchase Payments allocated to a DCA Account is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Account.

    Guaranteed Account Value

    Any time prior to the Annuity Date, the Guaranteed Account value is equal to the sum of:

      Purchase Payments allocated to the Guaranteed Account; plus amounts transferred into the Guaranteed Account; plus
      interest credited to the Guaranteed Account; minus
      amounts transferred out of the Guaranteed Account including any transfer fee; minus the amount of any surrenders removed from the Guaranteed Account, including any premium tax and surrender charges; minus fees deducted from the Guaranteed Account, including the monthly death benefit fee and the annual contract maintenance fee.

    For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

    DEATH BENEFIT

    If any Owner dies before the Annuity Date and while the Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Date.

    We will determine the death benefit as of the end of the Valuation Period during which we receive at our Administrative Office Due Proof of Death of the Owner, either by certified death certificate or by judicial order from a court of competent jurisdiction or similar tribunal. Valuation Periods end at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation Date. Only one death benefit is payable under the Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and non-Qualified Contracts, but there are some differences in the rules that apply to each.

    The death benefit provisions of the Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

    Please note that any death benefit payment we make in excess of the Variable Account value is subject to our financial strength and claims-paying ability.

    Payment of the Death Benefit

    The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death of the Owner, and the entire interest in the Contract must be distributed under one of the following options:

      the entire Contract Value must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death; or, the entire Contract Value must be distributed within 5 years of the Owner's death.

    If no option is elected, we will distribute the entire Contract Value within 5 years of the Owner's death.

    If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which the Beneficiary wishes to receive his or her portion of the death benefit, and the value of each Beneficiary's portion of the claim is established as of date we receive that Beneficiary's claim. Until the death benefit is fully distributed, however, the undistributed portion of the death benefit will remain invested in accordance with the Owner's allocation instructions. Accordingly, if we do not receive instructions in Good Order from the Beneficiary (or Beneficiaries) to make an immediate distribution or transfer all or part of the Beneficiary's portion of the death benefit to the Fixed Account, the value of the portion of the death benefit that remains invested in the Sub-Accounts will be subject the investment performance of the underlying Funds, and may increase or decrease in value.

    Automatic Transfers Upon the Death of the Owner. In the event of the Owner's death, all automatic transfers under the Contract, such as dollar cost averaging, portfolio rebalancing, and Allocation Adjustment will cease upon receipt of Due Proof of Death of the Owner at our Administrative Office. A surviving spouse who elects to continue the Contract and become the new Owner may elect to participate in the dollar cost averaging or portfolio rebalancing program, subject to the requirements governing those programs described in this Prospectus. A surviving spouse who continues the Contract may also elect to participate in the Allocation Adjustment Program. Any Beneficiary who elects to receive payment of the Death Benefit over their lifetime or within 5 years of the Owner’s death, may elect to participate in the portfolio rebalancing or Allocation Adjustment program, or both, subject to the requirements governing those programs as described in this Prospectus. See ”DEATH BENEFIT – Payment of the Death Benefit.”

    Continuation of the Contract by a Surviving Spouse

    In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the Beneficiary is the deceased Owner's spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner. This election is only available, however, if the deceased Owner's spouse's 86th birthday is after the Issue Date and 95th birthday is on or after the Annuity Date then in effect. The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. The death benefit is not terminated by a surviving spouse's continuation of the contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.

    A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

    The rights of a Beneficiary under an annuity contract depend in part upon whether the Beneficiary is recognized as a “spouse” under federal tax law. A Beneficiary who is recognized as a spouse is treated more favorably than a Beneficiary who is not a spouse for federal tax purposes. Specifically, a Beneficiary who is the spouse of the deceased Owner may continue the Contract and become the new Owner, as described above. In contrast, a Beneficiary who is not recognized as a spouse of the deceased Owner must surrender the Contract within 5 years of the Owner’s death, or take distributions from the Contract over the Beneficiary’s life or life expectancy, beginning within one year of the deceased Owner’s death.

    U.S. Treasury Department regulations provide that for federal tax purposes, the term "spouse" does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.

    If you have questions concerning your status as a spouse for federal tax purposes and how that status might affect your rights under the Contract, you should consult your legal adviser.

    Selecting a Death Benefit

    This Contract offers two different death benefits: (1) the Contract Value Death Benefit and (2) the Return of Purchase Payments Death Benefit. These death benefits are described more completely below. The Return of Purchase Payments Death Benefit may not be available through your broker-dealer.

    You must determine the type of death benefit you want when you apply for your Contract. You may not change your death benefit selection after your Contract is issued. The Contract Value Death Benefit is included with your Contract at no additional charge. You may select the optional Return of Purchase Payments Death Benefit for an additional fee.

    You should carefully consider each of these death benefits and consult a qualified financial advisor to help you carefully consider the two death benefits offered with the Contract, and if you select the Return of Purchase Payments Death Benefit, the relative costs, benefits and risks of the fee options in your particular situation.

    Contract Value Death Benefit

    The Contract Value Death Benefit will equal the Contract Value.

    Optional Return of Purchase Payments Death Benefit

    The Return of Purchase Payments Death Benefit will equal the greater of (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each withdrawal provided however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.

    It is possible that, at the time of an Owner's death, the Return of Purchase Payments Death Benefit will be no greater than the Contract Value Death Benefit. You should consult a financial advisor to carefully consider this possibility and the cost of the Return of Purchase Payments Death Benefit before you decide whether the Return of Purchase Payments Death Benefit is right for you.

    Suspension of Return of Purchase Payments Death Benefit. For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value, less any applicable premium tax, regardless of the type of death benefit that was selected. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value less any applicable premium tax as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. This means if death occurs after the one-year period has ended, we will include Purchase Payments received and withdrawals made during the one-year suspension when calculating the Return of Purchase Payments Death Benefit.

    Return of Purchase Payments Death Benefit Fee

    We assess a fee for the Return of Purchase Payments Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See "CHARGES AND DEDUCTIONS, Death Benefit Fee.") It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See "FEDERAL TAX MATTERS.")

    Escheatment of Death Benefit

    Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract's annuity commencement date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. Once the death benefit has been paid or "escheated" to the state, however, your designated beneficiary may submit a claim to the state for payment of those funds. The state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to our Administrative Office.

    THE ALLOCATION ADJUSTMENT PROGRAM (PATENT PENDING)

    Under the Allocation Adjustment Program, we will monitor the performance of each Sub-Account in which you invest other than the Unmonitored Sub-Accounts identified below. If, on any Monthly Anniversary Date, the Accumulation Unit value of a Sub-Account is the same as or drops below a specified level, the Sub-Account will be temporarily "restricted" from allocations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Oppenheimer Government Money Fund/VA Sub-Account. The Sub-Account will remain restricted until the Sub-Account's Accumulation Unit value is greater than the specified level on a future Monthly Anniversary Date. By participating in this risk-mitigating program, you may be less susceptible to the impact of volatile market fluctuations in the value of Sub-Account Accumulation Units. However, we make no guarantee that this program will protect against loss. Also, this program may limit increases in your Contract Value during periods of growth in the market.

    The Allocation Adjustment Program is optional and is available at no additional charge. You must elect whether you will or will not participate in the Allocation Adjustment Program when you purchase the Contract. If you do not indicate your election on your application, we will treat the application as incomplete. If you are enrolled in the Allocation Adjustment Program, you may subsequently suspend your participation in the Program.

    Calculating the Simple Moving Average (SMA)

    Under the Allocation Adjustment Program, we calculate a 12-month Simple Moving Average ("SMA") for each Sub-Account on each Monthly Anniversary Date. Each Sub-Account's SMA is the average Accumulation Unit value for that Sub-Account based on its Accumulation Unit value on the Monthly Anniversary Date and each of the last 11 Monthly Anniversary Dates.

      For example, assume a Sub-Account's Accumulation Unit values were $4.19, 3.81, 3.29, 2.98, 3.15, 3.33, 2.94, 3.73, 4.53, 5.35, 5.41, and 5.76 on each of the 12 most recent Monthly Anniversary Dates. Based on these Accumulation Unit values, its SMA on the most recent Monthly Anniversary Dates would be $4.04 (the sum of the 12 most recent Monthly Anniversary Dates' Accumulation Unit values divided by 12).

    If a Sub-Account has not been in existence for 12 months, we will calculate the SMA using the net asset value of the Fund in which the Sub-Account invests, adjusted for Contract charges and expenses, for each month no Accumulation Unit value is available.

    If any Monthly Anniversary Date is not a Valuation Date, we will effect the changes described herein as of the next Valuation Date.

    Restricting Access to a Sub-Account

    Once we calculate a Sub-Account's SMA on a Monthly Anniversary Date, we then compare that SMA to the Sub-Account's Accumulation Unit value on that Monthly Anniversary Date. If the Sub-Account's current Accumulation Unit value is equal to or less than the Sub-Account's SMA on that date, then we will consider the Sub-Account to be temporarily restricted. This means:

      On that Monthly Anniversary Date, we will transfer any Contract Value you have in the restricted Sub-Account to the Oppenheimer Government Money Fund/VA Sub-Account;
      You may not allocate Purchase Payments or transfer Contract Value into a restricted Sub-Account;
      If we receive instructions from you on or after that Monthly Anniversary Date requesting an allocation or transfer to the restricted Sub-Account, we will allocate or transfer the requested amount to the restricted Sub-Account, and then immediately transfer the amount to the Oppenheimer Government Money Fund/VA Sub-Account;
      When effecting periodic portfolio rebalancing (if elected), we will "re-balance" your Variable Account value according to your most recent allocation instructions, but will include the Oppenheimer Government Money Fund/VA Sub-Account in place of the restricted Sub-Account; and
      Any automatic transfers from the DCA Account to the restricted Sub-Account will be redirected to the Oppenheimer Government Money Fund/VA Sub-Account.

    You may submit new allocation instructions to allocate additional Purchase Payments, rebalance your Contract Value, and apply automatic DCA transfers to any non-restricted Sub-Accounts.

    If you wish to transfer all or part of your Contract Value in the Oppenheimer Government Money Fund/VA Sub-Account to an unrestricted Sub-Account, you must submit new allocation instructions. If we receive a transfer request that does not include allocation instructions, then we will consider the request to not be in Good Order and we will not process the transfer. When we receive a transfer request in Good Order, we will effect a one-time reallocation of your Contract Value in accordance with these instructions (in other words, we will allocate your Contract Value among the Investment Options in the percentages you specify). To the extent your new allocation instructions include allocations to a restricted Sub-Account, that portion of your contract value will remain in the Oppenheimer Government Money Fund/VA Sub-Account until the Sub-Account is no longer restricted under the Allocation Adjustment Program. Following this reallocation, we will consider these instructions to be the Contract's allocation instructions, and use them when allocating additional Purchase Payments and rebalancing your Contract Value (if you have elected portfolio rebalancing), unless you submit new allocation instructions.

    Restoring Access to a Sub-Account

    We will no longer consider a Sub-Account to be restricted when, on a subsequent Monthly Anniversary Date, the Sub-Account's Accumulation Unit value is greater than its 12-month SMA. When that occurs, we will immediately transfer any Contract Value in the Oppenheimer Government Money Fund/VA Sub-Account attributable to the previously restricted Sub-Account back to the previously restricted Sub-Account based on your current allocation percentages. At this time you also may resume allocating Purchase Payments and transferring Contract Value into the previously restricted Sub-Account, and we will resume any automated transactions involving the previously restricted Sub-Account.

    Electing the Program

    You must elect whether you will or will not participate in the Allocation Adjustment Program when you purchase the Contract. If you do not indicate your election on your application, we will treat the application as incomplete. We will not issue your Contract unless we have this information (see "Issuance of a Contract"). If you elect not to participate in the Allocation Adjustment Program when you purchase your Contract, you may enroll in the Program at any time before the Annuity Date by sending us Written Notice. If you participate in the Allocation Adjustment Program, we will monitor the performance of all Sub-Accounts in which you invest, other than any Unmonitored Sub-Accounts.

    Your participation in the program will begin as of the end of the Valuation Period during which we receive your Written Notice to enroll in the program. If that day is a Monthly Anniversary Date, we will compare each Sub-Account's Accumulation Unit value as of that date to its 12-month SMA as of that date. If that day is not a Monthly Anniversary Date, we will compare each Sub-Account's Accumulation Unit value to its 12-month SMA as of the most recent prior Monthly Anniversary Date. If necessary, the 12-month SMA calculation will include months that occur prior to the Issue Date. If after making these comparisons we determine that a Sub-Account in which you are currently invested is restricted, we will take the actions described above, including transferring any Contract Value in that Sub-Account to the Oppenheimer Government Money Fund/VA Sub-Account.

    Note: Investing in Sub-Accounts that experience higher volatility, and therefore more volatile Accumulation Unit values, may increase the likelihood of those Sub-Accounts being restricted from investment. Therefore, the Allocation Adjustment Program may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if this program is consistent with your investment objectives.

    You should not view the Allocation Adjustment Program as a "market timing" or other type of investment program designed to enhance your earnings under the Contract. If we transfer Contract Value from one or more Sub-Accounts to the Oppenheimer Government Money Fund/VA Sub-Account during a market downturn, your Contract Value will not be available to participate in any upside potential if there is a subsequent recovery until the next Monthly Anniversary when the Accumulation Unit Value of the Sub-Account rises above the SMA. Please see Appendix E in this Prospectus for an example of the Allocation Adjustment Program.

    The Allocation Adjustment Program ceases when we receive Due Proof of Death of the Owner at our Administrative Office. This means that we will no longer monitor the performance of the Sub-Accounts, and the Sub-Accounts can no longer be "restricted" from allocations of Contract Value based on the 12-month SMA. When Due Proof of Death is received at our Administrative Office, any Contract Value in the Oppenheimer Government Money Fund/VA Sub-Account attributable to a restricted Sub-Account will remain in that Oppenheimer Government Money Fund/VA Sub-Account and will not be transferred back to the previously restricted Sub-Account when that Sub-Account is no longer restricted.

    We will not assess a transfer charge on transfers made pursuant to the Allocation Adjustment Program or count such transfers towards the 12 transfers allowed each Contract Year without charge. We will provide a written confirmation to you of any transfer or other allocation made pursuant to the Allocation Adjustment Program.

    We reserve the right to use a different mathematical model for Contracts we issue in the future. We reserve the right to terminate the Allocation Adjustment Program at any time in our sole discretion by prior written notice.

    Unmonitored Sub-Accounts

    We determine in our sole discretion whether we will monitor the performance of a Sub-Account under the Allocation Adjustment Program. We currently do not monitor the following Sub-Accounts:

Fidelity VIP Investment Grade Bond	PIMCO Long-Term US Government
Franklin US Government Securities VIP	PIMCO Low Duration
Guggenheim Floating Rate Strategies	PIMCO Real Return
Franklin Strategic Income VIP	PIMCO Short-Term
Guggenheim Multi-Hedge Strategies	PIMCO Total Return
Guggenheim Global Managed Futures Strategy	PIMCO Global Diversified Allocation
Guggenheim US Long Short Equity	Invesco V.I. Balanced Risk Allocation
Legg Mason QS Dynamic Multi-Strategy VIT	Invesco V.I. Government Securities
Lord Abbett Bond-Debenture	Templeton Global Bond
MFS® Total Return Bond	Rydex Nova
Oppenheimer Government Money Fund/VA	Rydex Inverse S&P 500 Strategy
Oppenheimer Global Strategic Income	Rydex Inverse Government Long Bond Strategy
Goldman Sachs Global Trends Allocation	Rydex Commodities Strategy
Clayton Street Protective Life Dynamic Allocation Series- Conservative	Clayton Street Protective Life Dynamic Allocation Series- Growth
Clayton Street Protective Life Dynamic Allocation Series- Moderate	American Funds IS Asset Allocation
American Funds IS Bond	American Funds IS Capital Income Builder®
American Funds IS Global Growth & Income	American Funds IS Growth-Income
American Funds IS US Government/AAA-Rated Securities	Franklin Mutual Global Discovery VIP

    We may change the list of Unmonitored Sub-Accounts at any time, in our sole discretion. We will provide you with written notice of any such changes.

    Suspending Participation in the Program

    You may instruct us by Written Notice to suspend your participation in the Allocation Adjustment Program at any time. We will end your participation in the program and remove any restrictions on Sub-Accounts as of the end of the Valuation Period during which we receive your Written Notice. You must provide Written Notice requesting the transfer of any Contract Value in the Oppenheimer Government Money Fund/VA Sub-Account to another Investment Option. If you do not provide us with such instructions, any Contract Value allocated to the Oppenheimer Government Money Fund/VA Sub-Account on the suspension date will remain there until you instruct us otherwise. You may later elect to begin participating in the Allocation Adjustment Program at any time prior to the Annuity Date if the program is available at that time. We reserve the right to limit the number of times you may begin participating in the Allocation Adjustment Program following suspension.

    Termination of the Program

    We will terminate your participation in the Allocation Adjustment Program and remove any restrictions on Sub-Accounts upon the earliest of:

      the Valuation Date the Contract is surrendered or terminated;
      the Annuity Date;
      the Valuation Date a rider that includes an allocation adjustment program is made a part of your Contract; or
      the Valuation Date we decide to no longer offer the Allocation Adjustment Program.

    Following termination of the Allocation Adjustment Program, you must provide Written Notice requesting the transfer of any Contract Value in the Oppenheimer Government Money Fund/VA Sub-Account to another Investment Option. If you do not provide us with such instructions, any Contract Value allocated to the Oppenheimer Government Money Fund/VA Sub-Account on the termination date will remain there until you instruct us otherwise.

    SUSPENSION OR DELAY IN PAYMENTS

    Payments of a withdrawal or surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a withdrawal or surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

      when the New York Stock Exchange is closed;
      when trading on the New York Stock Exchange is restricted;
      when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account);
      when the SEC, by order, so permits for the protection of security holders; or
      your premium check has not cleared your bank.

    If, pursuant to SEC rules, the Oppenheimer Government Money Fund/VA suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, withdrawal, surrender, or death benefit from the Oppenheimer Government Money Fund/VA Sub-Account until the Fund is liquidated.

    We may delay payment of a withdrawal or surrender from the Guaranteed Account for up to six months where permitted.

    SUSPENSION OF CONTRACTS

    If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about you and your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

    CHARGES AND DEDUCTIONS

    Surrender Charge (Contingent Deferred Sales Charge)

    General

    We do not deduct any charge for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you make a surrender or withdrawal before the Annuity Date or when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. (See "Annuitization, Annuity Date."). We do not apply the surrender charge to the payment of a death benefit or when we apply your Annuity Value to an Annuity Option.

    The surrender charge reimburses us for expenses related to sales and distribution of the Contract, including commissions, marketing materials, and other promotional expenses. In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets, which may include amounts derived from the mortality and expense risk charge.

    Free Withdrawal Amount

    Each Contract Year you may withdraw a specified amount, called the "free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 10% of your initial Purchase Payment. In any subsequent Contract Year the free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 10% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 10% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the free withdrawal amount in any Contract Year may be subject to surrender charges. Withdrawals, including withdrawals of the free withdrawal amount, may be subject to income taxation and may be subject to a 10% federal penalty tax if taken before the Owner reaches age 59-1/2. (See "TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.")

    Determining the Surrender Charge

    We calculate the surrender charge in the following manner:

      We deduct any available free withdrawal amount from the requested withdrawal amount;
      We allocate any withdrawal amount in excess of any free withdrawal amount to Purchase Payments (or portions of Purchase Payments) not previously assessed a surrender charge on a "first-in, first-out" (FIFO) basis; and
      If there is still a portion of the withdrawal amount that has not been allocated (which may occur if the amount withdrawn exceeds the free withdrawal amount plus Purchase Payments not previously assessed a surrender charge, for example, if there has been gain in the Contract Value since the previous Contract Anniversary), then we will allocate this remaining amount pro-rata to such Purchase Payments.

    The surrender charge is the total of each of these allocated amounts multiplied by its applicable surrender charge percentage, as shown below. If, at the time of withdrawal, all Purchase Payments have already been withdrawn from the Contract, then we will apply the surrender charge percentage associated with the most recent Purchase Payment we accepted to the amount withdrawn (in excess of any free withdrawal amount).

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	Surrender Charge Percentage
0	7.0%
1	6.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7+	0%

    Refer to Appendix B for an example of how the surrender charge is calculated.

    We will monitor the amount of the surrender charge we assess such that the amount of any surrender charge we impose, when added to any surrender charge previously paid on the Contract, will not exceed nine percent (9%) of aggregate Purchase Payments made to date for your Contract.

    Deduction of the Surrender Charge on Withdrawals

    We will deduct the surrender charge associated with a withdrawal either from the amount withdrawn (a "gross" withdrawal) or from your remaining Contract Value (a "net" withdrawal), based on your instructions.

      In a "gross" withdrawal, you request a specific withdrawal amount, and we reduce that amount by the amount of the surrender charge. Therefore, you will receive less than the dollar amount of the withdrawal you requested.
      In a "net" withdrawal, you request a specific withdrawal amount, and we deduct the surrender charge from your remaining Contract Value by withdrawing the charge from the Investment Options in which you invest in the same proportion as the withdrawal upon which the charge is assessed. Therefore, we will deduct a larger amount from your Contract Value than the withdrawal amount you specified.

    If you choose to have us withhold for taxes, we will reduce the amount we pay you by the amount we withhold.

    If you do not indicate whether you would like a "gross" or a "net" withdrawal when you submit your withdrawal request, then we will process your withdrawal request as a gross withdrawal.

    Waiver of Surrender Charges

    We will waive any applicable surrender charge if, at any time after the first Contract Year:

      you are first diagnosed as having a terminal illness by a physician who is not related to you or the Annuitant; or, you enter, for a period of at least ninety (90) days, a facility which is both licensed by the state or operated pursuant to state law; and
        qualified as a skilled nursing home facility under Medicare or Medicaid.

    The term "terminal illness" means that you are diagnosed as having a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in your death in 12 months or less. A "physician" is a medical doctor licensed by a state's Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. You must submit written proof satisfactory to us of a terminal illness or nursing home confinement. We reserve the right to require an examination by a physician of our choice at our expense.

    Once we have granted the waiver of surrender charges under the provision described above, no surrender charges will apply to the Contract in the future and we will accept no additional Purchase Payments. If any Owner is not an individual, the waiver of surrender charge provision described above will apply to the Annuitant. For a period of one year after any change of ownership involving a natural person, we will not waive the surrender charges under the provision described above. If the surrender charge is waived, payments will still be treated as withdrawals for tax purposes. (See "FEDERAL TAX MATTERS.")

    We will not apply a surrender charge if you fully surrender your Contract when the Contract Value is 25% or less of the value of the death benefit.

    We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses, or where the sponsor of a Qualified Plan determines to surrender a Qualified Contract when there has been a modification to the Investment Options available under the Contract. We will determine the entitlement to such a reduction in surrender charge.

    We may also waive surrender charges on withdrawals taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See "QUALIFIED RETIREMENT PLANS.") During any Contract Year, the total amount of such withdrawals will reduce the free withdrawal amount available on any subsequent withdrawal.

    We also may waive surrender charges (1) for Contracts issued in connection with fee-only arrangements between the purchaser and the registered representative of the selling broker-dealer and (2) for Contracts issued to employees and registered representatives of any member of the selling group, or to officers, directors, trustees or bona-fide full time employees of Protective Life or the investment advisors of any of the Funds or their affiliated companies (based upon the Owner's status at the time the Contract is purchased). In either case, no marketing expenses or sales commissions are associated with such Contracts.

    Mortality and Expense Risk Charge

    To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. The charge is equal, on an annual basis, to 0.90% of the average daily net assets of the Variable Account attributable to your Contract.

    The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. We expect to make a reasonable profit with respect to the Contracts. We may make a profit or incur a loss from the mortality and expense risk charge. Any profit, including profit from the mortality and expense risk charge, may be used to finance distribution and other expenses.

    Administration Charge

    We will deduct an administration charge equal, on an annual basis, to 0.10% of the daily net asset value of the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

    Death Benefit Fee

    If you select the Return of Purchase Payments Death Benefit, we assess a death benefit fee to compensate us for the cost of providing this death benefit. (There is no fee for the Contract Value Death Benefit.) We calculate the death benefit fee as of each Monthly Anniversary Date on which the fee is assessed, and we deduct it from your Contract Value on the next Valuation Date. We will deduct the death benefit fee pro-rata from the Investment Options (i.e., in the same proportion that each Investment Option has to Contract Value). The deduction of the death benefit fee will reduce your Contract Value, but it will not otherwise reduce the value of your Return of Purchase Payments Death Benefit. We deduct this fee whether or not the value of the death benefit is greater than the Contract Value on the Contract Anniversary the fee is deducted. It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See "FEDERAL TAX MATTERS.") We do not assess the death benefit fee after the Annuity Date.

    The fee is equal, on an annualized basis, to 0.20% of your annualized death benefit value measured on each Monthly Anniversary Date. The value of your Return of Purchase Payments Death Benefit on any Monthly Anniversary Date is the greater of (1) your Contract Value or (2) your adjusted aggregate Purchase Payments, less an adjustment for each withdrawal, provided however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. (See "DEATH BENEFIT, Return of Purchase Payments Death Benefit" for a more complete description.) For example, if on a Monthly Anniversary Date your Contract Value equals $125,000 and your adjusted aggregate Purchase Payments equal $100,000, the fee we deduct on that day will be based on your Contract Value of $125,000. Alternatively, if your Contract Value equals only $95,000 and your adjusted aggregate Purchase Payments equal $100,000, the fee we deduct on that day will be based on your adjusted aggregate Purchase Payments of $100,000.

    Transfer Fee

    Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year if Protective Life determines, in its sole discretion, that the number of transfers or the cost of processing such transfers is excessive. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Investment Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

    Contract Maintenance Fee

    Prior to the Annuity Date, we deduct a contract maintenance fee of $35 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Investment Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders and associated surrender charges (if applicable) equals or exceeds $100,000 on the date we are to deduct the contract maintenance fee.

    Fund Expenses

    The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund's assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds for information about the Funds.)

    Premium Taxes

    Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a withdrawal or surrender, death or annuitization.

    Other Taxes

    Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

    Other Information

      We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions and other compensation to the broker-dealers for selling the Contracts. You do not directly pay the commissions and other compensation, we do. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. See "DISTRIBUTION OF THE CONTRACTS" for more information about payments we make to the broker-dealers.

    ANNUITY PAYMENTS

    Annuity Date

    On the Issue Date, the Annuity Date is the oldest Owner's or Annuitant's 95th birthday. You may elect a different Annuity Date, provided that it is no later than the oldest Owner's or Annuitant's 95th birthday (the "Maximum Annuity Date"). You may not choose an Annuity Date that is less than 3 years after the most recent Purchase Payment. Distributions from Qualified Contracts may be required before the Annuity Date.

    Changing the Annuity Date

    The Owner may change the Annuity Date by Written Notice. The new Annuity Date must be at least 30 days after the date we receive Written Notice and no later than the oldest Owner's or Annuitant's 95th birthday. You may not choose a new Annuity Date that is less than 3 years after the most recent Purchase Payment. You also must elect as your Annuity Option either payments for the life of the Annuitant with no certain period or for a certain period of no less than 10 years.

    Annuity Value

    The Annuity Value is the amount we will apply to the Annuity Option you have selected. Generally the Annuity Value is your Contract Value on the Annuity Date, less any applicable fees, charges and premium tax on that date. In the circumstances described below, however, we may use an Annuity Value that is higher than the Contract Value.

    PayStream Plus Annuitization Benefit

    (not available in New Hampshire or Utah)

    If your Annuity Date is on or after your 10th Contract Anniversary and you select Annuity Option B (life income with or without a certain period) with a certain period of at least 10 years, your Annuity Value will be your Contract Value on the Annuity Date plus 2% of the Contract Value on that date, less any applicable fees, charges and premium tax.

    Annuity Income Payments

    On the Annuity Date, we will apply your Annuity Value to the Annuity Option you have selected to determine your annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.

    Fixed Income Payments

    Fixed income payments are periodic payments from Protective Life to the designated Payee, the amount of which is fixed and guaranteed by Protective Life. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

    Variable Income Payments

    Variable income payments are periodic payments from Protective Life to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Annuity Option A (payments for a certain period). "Commuted value" is the present value of the future variable income payments made over the selected certain period, discounted back at an Assumed Investment Return. Refer to Appendix C for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Annuity Option B (life income with or without a certain period).

    A surrender charge will apply if you fully or partially surrender variable income payments within 7 years after our receipt of any Purchase Payment. In this case, the surrender charge will be determined as described in the "CHARGES AND DEDUCTIONS, Surrender Charge" section of this Prospectus, but without regard to any free withdrawal amount that may have otherwise been available.

    Annuity Units

    On the Annuity Date, we will apply the Annuity Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Date. If the Annuity Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

    Determining the Amount of Variable Income Payments

    We will determine the amount of your variable income payment no earlier than five Valuation Dates before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

    We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

    The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

      is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;
      is the Annuity Unit value for the preceding Valuation Period; and
      is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

    The AIR is equal to 5%.

    If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

    Refer to Appendix C for an explanation of the variable income payment calculation.

    Exchange of Annuity Units

    After the Annuity Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

    Annuity Options

    You may select an Annuity Option, or change your selection by Written Notice that Protective Life receives no later than 30 days before the Annuity Date. You may not change your selection of an Annuity Option less than 30 days before the Annuity Date. We will send you a notice in advance of your Annuity Date which asks you to select your Annuity Option. If you have not selected an Annuity Option within 30 days of the Annuity Date, we will apply your Annuity Value to Option B — Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

    You may select from among the following Annuity Options:

    Option A — Payments For a Certain Period:

    We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant.

    Option B — Life Income With Or Without A Certain Period:

    Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. If no certain period is selected, no payments will be made after the death of the Annuitant(s), no matter how few or how many payments have been made. This means the Payee will receive no annuity payments if the Annuitant(s) dies before the first scheduled payment, will receive only one payment if death occurs before the second scheduled payment, and so on.

    Additional Option:

    You may use the Annuity Value to purchase any annuity contract that we offer on the date you elect this option.

    When selecting an Annuity Option, you should bear in mind that the amount of each payment for a certain period compared to the amount of each payment for life (either with or without a certain period) depends on the length of the certain period chosen and the life expectancy of the Annuitant(s). The longer the life expectancy, the lower the payments. Generally, the shorter the certain period chosen, the higher the payments. You also should consider that, assuming Annuitants with the same life expectancy, choosing Option B — Life Income Without a Certain Period will result in larger annuity payments than Option B — Life Income with a Certain Period (although the Payee will receive more payments under Option B — Life Income with a Certain Period if the Annuitant dies before the end of the certain period). You should consult your sales representative to discuss which Annuity Option would be most appropriate for your circumstances.

    At this time Protective does not allow a "partial annuitization," i.e., we do not allow you to apply a portion of your Contract Value to an annuity option while maintaining the remaining Contract Value available for withdrawals or a surrender. However, in the future we may allow a partial annuitization subject to our then applicable rules and procedures.

    Minimum Amounts

    If your Annuity Value is less than $2,000 on the Annuity Date, we reserve the right to pay the Annuity Value in one lump sum if, in our sole discretion we determine that a single payment is necessary to avoid excessive administration costs. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

    Death of Annuitant or Owner After Annuity Date

    In the event of the death of any Owner on or after the Annuity Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

    YIELDS AND TOTAL RETURNS

    From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

    Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the prospectuses for the Funds.)

    Yields

    The yield of the Oppenheimer Government Money Fund/VA Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The yield of a Sub-Account (except the Oppenheimer Government Money Fund/VA Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

    Information regarding the current yield of the Oppenheimer Government Money Fund/VA as well as the other Sub-Accounts can be found at https://apps.myprotective.com/vavulperformance/Views/default.aspx under the “Non-Standardized (less than 1 year)” tab.

    Total Returns

    The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

    Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

    Standardized Average Annual Total Returns

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract and any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes.

    When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this Prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

    Until a Sub-Account (other than the Oppenheimer Government Money Fund/VA Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Government Money Fund/VA Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

    Non-Standard Average Annual Total Returns

    In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

    Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

    Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed.

    Performance Comparisons

    Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

    Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

    Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

    Other Matters

    Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

    All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

    FEDERAL TAX MATTERS

    Introduction

    The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

    This discussion does not address Federal estate, gift, or generation skipping transfer taxes, or any state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

    The Company's Tax Status

    Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

    TAXATION OF ANNUITIES IN GENERAL

    Tax Deferral During Accumulation Period

    Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

      the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;
      the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and
      the Owner is an individual (or an individual is treated as the Owner for tax purposes).

    Diversification Requirements

    The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

    Ownership Treatment

    In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

    The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more Investment Options to which to allocate Purchase Payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

    Nonnatural Owner

    As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

    In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

      Contracts acquired by an estate of a decedent by reason of the death of the decedent;
      Certain Qualified Contracts;
      Contracts purchased by employers upon the termination of certain Qualified Plans;
      Certain Contracts used in connection with structured settlement agreements; and
      Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

    Delayed Annuity Dates

    If the Contract's Annuity Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

    The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

    Taxation of Withdrawals and Surrenders

    In the case of a withdrawal, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract" (defined below). All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under an automatic withdrawal plan are treated for tax purposes as withdrawals, not annuity payments. In the case of a surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the "investment in the contract" at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

    Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to surrender charges if you have a terminal illness or enter, for a period of at least 90 days, certain nursing home facilities. However, such distributions will still be treated as withdrawals for federal income tax purposes.

    Withdrawals and surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Withdrawals and surrenders may also be subject to federal income tax withholding requirements. (See "FEDERAL INCOME TAX WITHHOLDING.")

    As described elsewhere in this Prospectus, the Company assesses a fee with respect to the Return of Purchase Payments death benefit. It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract.

    Taxation of Annuity Payments

    Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the contract" (defined above) you allocate to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

    Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

    There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal tax law. You should consult a tax adviser in those situations.

    Annuity income payments may be subject to federal income tax withholding requirements. (See "FEDERAL INCOME TAX WITHHOLDING.")

    Taxation of Death Benefit Proceeds

    Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

      if distributed in a lump sum, they are taxed in the same manner as a surrender, as described above; or
      if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

    After the Annuity Date, if a guaranteed period exists under a life income Annuity Option and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

      if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or
      if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

    Proceeds payable on death may be subject to federal income tax withholding requirements. (See "FEDERAL INCOME TAX WITHHOLDING.")

    Assignments, Pledges, and Gratuitous Transfers

    Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. If the entire Contract Value is assigned or pledged, subsequent increases in the Contract Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal tax law.

    Penalty Tax on Premature Distributions

    Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract (e.g., withdrawals, surrenders, annuity payments, death benefit proceeds, assignments, pledges, and gratuitous transfers) that is includable in income unless the payment is:

      received on or after the Owner reaches age 59-1/2;
      attributable to the Owner's becoming disabled (as defined in the tax law);
      made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);
      made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or
      made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

    Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

    Aggregation of Contracts

    In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life (or its affiliates), the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders or withdrawals prior to the Annuity Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or withdrawal or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

    Exchanges of Annuity Contracts

    We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a withdrawal, surrender, annuity income payment, or death benefit).

    If you exchange part of an existing contract for the Contract, and within 180 days of the exchange you receive a payment other than certain annuity payments (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax.

    You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 180 days after the exchange.

    Medicare Hospital Insurance Tax on Certain Distributions

    A Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from non-Qualified Contracts. This tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

    Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

    In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

    QUALIFIED RETIREMENT PLANS

    The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Those who are considering the purchase of a Contract for use in connection with a Qualified Plan should consider, in evaluating the suitability of the Contract, that additional Purchase Payments may be limited or not accepted. Many Qualified Plans provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

    The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for surrenders, automatic withdrawals, withdrawals, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

    In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities (IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70-1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract, the PayStream Plus annuitization benefit, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

    There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

      received on or after the date the Owner reaches age 59-1/2;
      received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or
      made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

    These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Section 401, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax adviser. Certain other exceptions to the 10% penalty tax not described herein also may apply.

    When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

    Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

    Individual Retirement Accounts and Annuities

    Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

    However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(k) of the Code, or a "Simple IRA" under Section 408(p) of the Code.

    Roth IRAs

    Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

    A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59-1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70-1/2. A Roth IRA may accept a "qualified rollover contribution" from a (1) non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals. Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

    A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

    IRA to IRA Rollovers and Transfers

    A rollover contribution is a tax-free movement of amounts from one IRA to another within 60 days after you receive the distribution. In particular, a distribution from a non-Roth IRA generally may be rolled over tax-free within 60 days to another non-Roth IRA, and a distribution from a Roth IRA generally may be rolled over tax-free within 60 days to another Roth IRA. A distribution from a Roth IRA may not be rolled over (or transferred) tax-free to a non-Roth IRA.

    A rollover from any one of your IRAs (including IRAs you have with another company) with another IRA is allowed only once within a one-year period. This limitation applies on an aggregate basis and applies to all types of your IRAs, meaning that you cannot make an IRA to IRA rollover if you have made such a rollover involving any of your IRAs in the preceding one-year period. For example, a rollover between your Roth IRAs would preclude a separate rollover within the one-year period between your non-Roth IRAs, and vice versa. The one-year period begins on the date that you receive the IRA distribution, not the date it is rolled over into another IRA.

    If the IRA distribution does not satisfy the rollover rules, it may be (1) taxable in the year distributed, (2) subject to a 10% tax on early distributions, and (3) treated as a regular contribution to the recipient IRA, which could result in an excess contribution.

    If you inherit an IRA from your spouse, you generally can roll it over into an IRA established for you, or you can choose to make the inherited IRA your own. If you inherited an IRA from someone other than your spouse, you cannot roll it over, make it your own, or allow it to receive rollover contributions.

    A rollover from one IRA to another is different from a direct trustee-to-trustee transfer of your IRA assets from one IRA trustee to another IRA trustee. A “trustee-to-trustee” transfer is not considered a rollover and is not subject to the 60-day rollover requirement or the one rollover per year rule. In addition, a rollover between IRAs is different from direct rollovers from certain Qualified Plans to non-Roth IRAs and “qualified rollover contributions” to Roth IRAs.

    Pension and Profit-Sharing Plans

    Section 401(a) of the Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

    Pension and profit sharing plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a plan, you should consider the effect of the minimum initial Purchase Payment of at least $5,000 in certain circumstances on the plan's compliance with applicable nondiscrimination requirements. You should also consider the extent to which other aspects of the Contract, i.e., that the Annual Contract Maintenance Fee is waived for Contract Values that are greater than $100,000, may affect the plan's compliance with the nondiscrimination requirements. Violation of these rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice.

    Section 403(b) Annuity Contracts

    Protective Life does not issue Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs").

    Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization under a Section 457 plan will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

    Direct Rollovers

    If your Contract is used in connection with a pension or profit-sharing plan qualified under Section 401(a) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

    Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

    FEDERAL INCOME TAX WITHHOLDING

    In General

    Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

    Nonresident Aliens and Foreign Corporations

    The discussion above provides general information regarding federal withholding tax consequences to annuity contract purchasers or beneficiaries that are U.S. citizens or residents. Purchasers or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to the distributions from a Contract.

    FATCA Withholding

    In order for the Company to comply with income tax withholding and informationreporting rules which may apply to annuity contracts, the Company may requestdocumentation of "status" for tax purposes. "Status" for tax purposes generallymeans whether a person is a "U.S. person" or a foreign person with respect tothe United States; whether a person is an individual or an entity, and if anentity, the type of entity. Status for tax purposes is best documented on theappropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S.person or the appropriate type of IRS Form W-8 for a foreign person). If theCompany does not have appropriate certification or documentation of a person'sstatus for tax purposes on file, it could affect the rate at which the Companyis required to withhold income tax. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar orrelated withholding and information reporting rules, the Company may berequired to report contract values and other information for certaincontractholders. For this reason the Company may require appropriate statusdocumentation at purchase, change of ownership, and affected paymenttransactions, including death benefit payments. FATCA and its related guidanceis extraordinarily complex and its effect varies considerably by type of payor,type of payee and type of distributee or recipient.

    GENERAL MATTERS

    Error in Age or Gender

    When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

    If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

    Incontestability

    We will not contest the Contract.

    Non-Participation

    The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

    Assignment or Transfer of a Contract

    You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee's or transferee's interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See "TAXATION OF ANNUITIES IN GENERAL, Assignments, Pledges and Gratuitous Transfers.")

    Notice

    All instructions and requests to change or assign the Contract must be received in Good Order. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

    Modification

    No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

    Reports

    At least annually prior to the Annuity Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

    Settlement

    Benefits due under this Contract are payable from our Administrative Office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

    Receipt of Payment

    If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

    Protection of Proceeds

    To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

    Minimum Values

    The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

    Application of Law

    The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

    No Default

    The Contract will not be in default if subsequent Purchase Payments are not made.

    DISTRIBUTION OF THE CONTRACTS

    Distribution

    We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Contracts on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of Protective Life, and its home office shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member firm of the Financial Industry Regulatory Authority ("FINRA").

    IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, "Selling Broker-Dealers") for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

    We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI's operating and other expenses.

    We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts. IDI did not retain any of these amounts, but passed along this compensation directly to the Selling Broker-Dealers.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2016	$73,696,998
December 31, 2017	$69,770,706
December 31, 2018	$63,025,419

    We offer the Contract on a continuous basis. While we anticipate continuing to offer the Contracts, we reserve the right to discontinue the offering at any time.

    Selling Broker-Dealers

    We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

    Compensation Paid to All Selling Broker-Dealers.  We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events, in accordance with all applicable federal and state rules, including FINRA's non-cash compensation rules.

    The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

    Additional Compensation Paid to Selected Selling Broker-Dealers.  In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

    The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

    In 2018, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones, UBS, Advisor Group, LPL Financial, Raymond James, Cetera Financial and Stifel in connection with the sale of our variable insurance products (including the Contracts). These payments ranged from $6,256 to $11,852,999 in total.

    These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Contracts) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

    We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

    Arrangements with Affiliated Selling Broker-Dealer.  In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, PLC, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by PLC.

    Inquiries

    You may make inquiries regarding a Contract by writing to Protective Life at its Administrative Office.

    CEFLI

    Protective Life Insurance Company is a member of The Compliance & Ethics Forum for Life Insurers ("CEFLI"), and as such may include the CEFLI logo and information about CEFLI membership in its advertisements. Companies that belong to CEFLI subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

    LEGAL PROCEEDINGS

    Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI's, Protective Life's or the Variable Account's financial position. We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting, and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Death Master File to identify deceased insureds and contract owners. In addition, we are the subject of a multistate market conduct examination with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties, and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that result from these examinations will have a material adverse impact on the separate account, on IDI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

    BUSINESS DISRUPTION AND CYBER-SECURITY RISKS

    We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

    VOTING RIGHTS

    In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

    The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Date, the Owner's percentage interest, if any, will be the percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Date, the Owner's percentage interest, if any, will be the percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

    The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

    It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

    Protective Life will send or make available to each person having a voting interest in a Sub-Account proxy materials, reports, and other material relating to the appropriate Fund.

    FINANCIAL STATEMENTS

    The audited statements of assets and liabilities of the Sub-Accounts of Protective Variable Annuity Separate Account as of December 31, 2018 and the related statements of operations and of changes in net assets for each of the periods presented as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

    The audited consolidated balance sheets for Protective Life as of December 31, 2018 and 2017 and the related consolidated statements of income, comprehensive income (loss), shareowner's equity and cash flows for the three years in the period ended December 31, 2018 as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

    STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

    APPENDIX A

    RETURN OF PURCHASE PAYMENT DEATH BENEFIT CALCULATION EXAMPLES

    The purpose of the following example is to illustrate the Return of Purchase Payments Death Benefit. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example reflects the deduction of fees and charges. The example is not representative of past or future performance and is not intended to project or predict future investment results. There is, of course, no assurance that the Variable Account will experience positive investment performance. Actual results may be higher or lower.

    Assumptions:

      Owner is 60 years old on the Issue Date (1/1/2014)
      Selected Return of Purchase Payments Death Benefit at the time of Contract purchase
      Owner passed away on 7/1/2019
Transaction Date	Transaction Type	Hypothetical Contract Value Before Transaction	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Adjusted Withdrawal Amount	Return of Purchase Payments Death Benefit
1/1/14	Contract Issue	N/A	100,000(A)	N/A	100,000	—	100,000
1/1/15	Anniversary	120,000(B)		—	120,000	—	120,000
1/1/16	Anniversary	130,000	—	—	130,000	—	130,000
4/1/16	Withdrawal	125,000	—	25,000(C)	100,000(D)	20,000(E)	100,000(F)
1/1/17	Anniversary	103,000	—	—	103,000	—	103,000
1/1/18	Anniversary	111,000	—	—	111,000	—	111,000
10/1/18	Purchase Payment	85,000	80,000(G)	—	165,000	—	165,000
11/30/18	Withdrawal	155,000	—	5,500(H)	149,500	5,678(I)	154,322(J)
3/31/19	Withdrawal	160,000	—	16,000(K)	144,000	15,432	144,000
7/1/19	Owner Death	135,000(L)	—	—	135,000		138,890(M)

    (A) Contract is issued with a Purchase Payment of $100,000.

    (B) This column shows the Contract Values before any of the noted transactions occur. In this case the Contract Value is $120,000.

    (C) A withdrawal of $25,000 is made.

    (D) $150,000 = $175,000 – $25,000.

    (E) The "Adjusted Withdrawal Amount" is used to adjust the Return of Purchase Payments Death Benefit for withdrawals. The adjustment for each withdrawal is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn reduces Contract Value. Assuming the death benefit at the time of withdrawal is $100,000, the adjusted withdrawal amount is $20,000 = $25,000 / $125,000 * 100,000.

    (F) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $100,000 = the greater of $100,000 or $100,000 less $20,000 respectively.

    (G) A Purchase Payment of $80,000 is made on 10/1/2018.

    (H) A withdrawal of $5,500 is made.

    (I) The adjustment for each withdrawal is the amount that reduces the death benefit at the time of withdrawal in the same proportion that the amount withdrawn reduces Contract Value. Assuming the death benefit at the time of withdrawal is $160,000, the adjusted withdrawal amount is $5,677 = $5,500 / $155,000 * 160,000.

    (J) The Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $154,323 = the greater of $149,500 or $154,323 ($100,000 + $80,000 – $20,000 – $5,677), respectively.

    (K) A withdrawal of $16,000 is made on 3/31/2019.

    (L) The Owner dies on 7/1/2019 and the Contract Value at that time has declined to $135,000.

    (M) The actual Return of Purchase Payments Death Benefit is greater of Contract Value or aggregate Purchase Payments less an adjustment for each withdrawal amount. $138,890 = greater of $135,000 or $138,890 ($100,000 + $80,000 – $20,000 – $5,678 – $15,432) respectively.

    APPENDIX B

    EXAMPLE OF SURRENDER CHARGE CALCULATION

    The purpose of the following example is to illustrate the surrender charges. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict future investment results. There is, of course, no assurance that the Variable Account will experience positive investment performance. Actual results may be higher or lower.

    Within certain time limits, we deduct a surrender charge from your Contract Value when you make a surrender or withdrawal before the Annuity Date or when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. We do not apply the surrender charge to the payment of a death benefit or when we apply your Annuity Value to an Annuity Option.

    Each Contract Year you may withdraw a specified amount, called the "free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 10% of your initial Purchase Payment. In any subsequent Contract Year the free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 10% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 10% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the free withdrawal amount in any Contract Year may be subject to surrender charges.

    Surrender charges are applied to Contract Value surrendered according to the table below:

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	Surrender Charge Percentage
0	7.0%
1	6.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7+	0%

    Assume an initial Purchase Payment of $50,000 is made on the Issue Date (1/1/2001), followed by subsequent Purchase Payments of $50,000 (paid 5/1/2002) and $50,000 (paid 8/1/2003). On the second Contract Anniversary (1/1/2003), assume the Contract Value equals $130,000.

    A partial withdrawal request for $45,000 is received on 10/31/2003.

    On the third Contract Anniversary (1/1/2004), assume the Contract Value equals $125,000. Assume that a full surrender is received on 12/17/2004 when the Contract Value equals $165,000. First note that surrender charges can never exceed 9% of aggregate Purchase Payments, which in this case is $13,500.

    The following table outlines the steps we take to determine the surrender charge for the $45,000 withdrawal and for the $165,000 full surrender:

Step	$45,000 Withdrawal	$165,000 Full Surrender
    (i) Determination of free withdrawal amount – greatest of
      Earnings in your Contract as of the prior Contract Anniversary
      10% of your cumulative Purchase Payments as of the prior Contract Anniversary
      10% of the Contract Value as of the prior Contract Anniversary.
Greatest of: Earnings = Contract Value – total Net Purchase Payments(A) Earnings = $130,000 – $125,000 = $5,000 10% * $150,000 = $15,000 10% * $130,000 = $13,000 Greatest value is (2), or $15,000

    Greatest of:

      Earnings = Contract Value – total Net Purchase Payments(A)
      Earnings = $121,000 – ($150,000 – $30,000) = $1,000
      10% * $150,000 = $15,000
      10% * $125,000 = $12,500

    Greatest value is (2), or $15,000

(ii) Amount subject to surrender charge = Requested amount less amount from step (i)	$45,000 – $15,000 = $30,000	$165,000 – $15,000 = $150,000
(iii) Applicable surrender charge percentage based on the number of full years that have passed NOTE: Withdrawals come from earliest Purchase Payment first (FIFO)	$30,000 withdrawal comes from $50,000 Purchase Payment Only 2 full years have passed since Purchase Payment Surrender charge = 6%
      Since $30,000 has already been withdrawn from the initial Purchase Payment, $20,000 is allocated to the initial Purchase Payment
      Only 3 full years have passed since the first Purchase Payment

    Surrender charge = 5%

      Since the second Purchase Payment was $50,000, the entire $50,000 is allocated to the second Purchase Payment
      Only 2 full years have passed since the second Purchase Payment

    Surrender charge = 6%

      Since the third Purchase Payment was $50,000, the entire $50,000 is allocated to the third Purchase Payment
      Only 1 full year has passed since the third Purchase Payment

    Surrender charge = 6%

      Allocating the surrender amount to the three Purchase Payments covers only $120,000 of the eligible $150,000. So the remaining $30,000 must be allocated on a pro-rata basis to the remaining Purchase Payments:
        $30,000 * ($20,000 / $120,000) = $5,000 (The first Purchase Payment has $25,000 ($20,000 + $5,000) allocated to it)
        $30,000 * ($50,000 / $120,000) = $12,500 (The second Purchase Payment has $62,500 ($50,000 + $12,500) allocated to it)
        $30,000 * ($50,000 / $120,000) = $12,500 (The third Purchase Payment has $62,500 ($50,000 + $12,500) allocated to it)

(iv) Surrender charge = amount(s) from step (ii) multiplied by amount(s) from step (iii)	$30,000 * 6% = $1,800	$25,000 * 5% = $1,250 $62,500 * 6% = $3,750 $62,500 * 6% = $3,750 $1,250 + $3,750 + $3,750 = $8,750

    (A) For the purposes of this illustration, "Net Purchase Payments" means the total Purchase Payments less total withdrawals.

    APPENDIX C

    EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

    The purpose of the following example is to illustrate variable income payments under the Contract. The example is based on hypothetical Annuity Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict future investment results. There is, of course, no assurance that the Variable Account will experience positive investment performance. Actual results may be higher or lower.

    Assuming an Annuity Value of $100,000 on the Annuity Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Date is calculated using an interest assumption of 5%, as shown below.

    There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Annuity Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Annuity Value Before Payment	Payment Made	Annuity Value After Payment
Annuity Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

    Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Date.

    The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

    Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

    Explanation Of The Commuted Value Calculation

    A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See "Annuity Options.") If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled "Annuity Value after Payment," above. If the Contract is surrendered while variable income payments are being made under Annuity Option A within 7 years, the amount payable will be reduced by any applicable surrender charge. (See "Annuity Income Payments, Variable Income Payments.")

    APPENDIX D

    CONDENSED FINANCIAL INFORMATION

    Sub-Accounts

    The date of inception of each of the Sub-Accounts available in the Contract as follows:

March 14, 1994 —	Oppenheimer Government Money Fund/VA
October 2, 2000 —	Invesco V.I. Mid Cap Growth II
May 1, 2002 —	Lord Abbett Mid-Cap Stock, Value Class Lord Abbett Bond-Debenture, Value Class
June 2, 2003 —	Lord Abbett Growth Opportunities, Value Class
    Lord Abbett Calibrated Dividend Growth, Value Class
    MFS® Growth SS
    MFS® Research SS
    MFS® Investors Trust SS
    MFS® VIT II Massachusetts Investors Growth Stock Portfolio SS(A)
    MFS® Total Return SS
    MFS® New Discovery SS
    MFS® Utilities SS
    Oppenheimer Capital Appreciation SS
    Oppenheimer Main Street SS
    Oppenheimer Global Strategic Income SS
    Oppenheimer Global SS
    Invesco V.I. Comstock II
    Invesco V.I. Growth and Income II

December 19, 2003 —	Invesco V.I. Government Securities II Invesco V.I. Equity and Income II
May 1, 2006 —	Fidelity VIP Mid Cap-SC2
    Fidelity VIP Contrafund®-SC2
    Fidelity VIP Investment Grade Bond-SC2
    Fidelity VIP Index 500-SC2
    Franklin Income VIP-C2
    Franklin Rising Dividends VIP-C2
    Franklin Small-Mid Cap Growth VIP-C2
    Franklin Flex Cap Growth VIP-C2
    Franklin Mutual Shares VIP-C2
    Templeton Foreign VIP-C2
    Templeton Growth VIP-C2

May 1, 2007 —	Franklin U.S. Government Securities VIP-C2 Templeton Global Bond VIP-C2
May 1, 2008 —	Goldman Sachs Strategic Growth, Service Class Goldman Sachs International Equity Insights, Service Class Lord Abbett Classic Stock, Value Class
November 2, 2009 —	Franklin Small Cap Value VIP-C2
    Goldman Sachs Growth Opportunities, Service Class
    ClearBridge Variable Mid Cap, Class II
    ClearBridge Variable Small Cap Growth, Class II
    Lord Abbett Fundamental Equity, Value Class
    MFS® Total Return Bond SS
    MFS® Value SS
    PIMCO Long-Term US Government, Advisor Class
    PIMCO Low Duration, Advisor Class
    PIMCO Real Return, Advisor Class
    PIMCO Short-Term, Advisor Class
    PIMCO Total Return, Advisor Class
    Royce Capital Micro-Cap, Service Class
    Royce Capital Small-Cap, Service Class
    Invesco V.I. American Value II
    Invesco V.I. Balanced Risk Allocation II

May 1, 2010 —	Goldman Sachs Mid Cap Value, Service Class
May 1, 2012 —	Invesco V.I. Global Real Estate II
    Invesco V.I. International Growth II
    Invesco V.I. Small Cap Equity II
    QS Legg Mason Dynamic Multi-Strategy VIT, Class II
    MFS® VIT II Emerging Markets Equity Portfolio SS
    MFS® VIT II International Value Portfolio SS
    PIMCO All Asset, Advisor Class
    Templeton Developing Markets VIP-C2

May 1, 2013 —	Goldman Sachs Global Trends Allocation, Service Class PIMCO Global Diversified Allocation, Advisor Class
November 1, 2013 —	Guggenheim Floating Rate Strategies (Series F)
    Guggenheim Macro Opportunities (Series M)
    Guggenheim Multi-Hedge Strategies
    Guggenheim Global Managed Futures Strategy
    Guggenheim Long Short Equity
    Rydex Nova
    Rydex Inverse S&P 500 Strategy
    Rydex Inverse Government Long Bond Strategy
    Rydex Commodities Strategy

June 29, 2015 —	American Funds IS® Asset Allocation 4
August 3, 2015 —	American Funds IS® Global Growth 4 American Funds IS® Growth 4
May 2, 2016 —	Protective Life Dynamic Allocation Series- Conservative Protective Life Dynamic Allocation Series- Moderate Protective Life Dynamic Allocation Series- Growth
January 17, 2017 —	American Funds IS Bond 4
    American Funds IS Capital Income Builder® 4
    American Funds IS Global Growth & Income 4
    American Funds IS Growth-Income 4
    American Funds IS US Government/ AAA-Rated Securities 4
    Franklin Mutual Global Discovery VIP 2
    Franklin Strategic Income VIP 2

    (A) MFS Investors Growth Stock Series merged into MFS Massachusetts Investors Growth Stock Portfolio, a series of MFS Variable Insurance Trust II in March, 2015.

    Accumulation Units

    The following table shows, for each available Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the class of Accumulation Units available in the Contract as of December 31 of each year listed. We offer other variable annuity contracts with classes of Accumulation Units in each available Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the Contract. Only the classes of Accumulation Units available in the Contract are shown in the following table. For charges associated with these classes of Accumulation Units, see "Fees and Expenses, Periodic Charges," in this Prospectus.

    You should read the information in the following table in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

    The following table does not include Sub-Accounts that were not in operation as of December 31, 2018.

		Accumulation Unit Values	Accumulation Units Outstanding
		ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT	ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT
Sub Account	Year Ended	Investors Series VA	Investors Series VA
American Funds Asset Allocation Class 4	2018	10.77	233,413
	2017	11.43	89,368
	2016	9.96	—
American Funds Bond Class 4	2018	10.03	67,736
	2017	10.22	8,651
	2016	10.00	—
American Funds Capital Income Builder Class 4	2018	10.27	44,979
	2017	11.18	14,122
	2016	10.03	—
American Funds Global Growth & Income Class 4	2018	11.03	91,793
	2017	12.37	26,437
	2016	9.93	—
American Funds Growth - Income Class 4	2018	11.65	247,959
	2017	12.01	75,830
	2016	9.94	—
American Funds IS Global Growth Class 4	2018	10.69	83,461
	2017	11.90	24,935
American Funds IS Growth Class 4	2018	11.45	409,459
	2017	11.63	129,577
American Funds US Government/AAA - Rated Securities Class 4	2018	9.94	12,356
	2017	9.99	9,132
	2016	9.96	—
ClearBridge Variable Mid Cap II	2018	18.97	27,545
	2017	21.97	227,748
	2016	19.72	207,548
	2015	18.25	36,122
	2014	18.08	48,393
	2013	16.94	754
	2012	12.48	—
	2011	10.72	—
	2010	11.30	—
ClearBridge Variable Small Cap Growth II	2018	25.10	26,248
	2017	24.57	103,362
	2016	20.03	90,628
	2015	19.17	11,085
	2014	20.29	46,059
	2013	19.75	222
	2012	13.61	—
	2011	11.55	—
	2010	11.55	—
Fidelity Contrafund Portfolio SC2	2018	20.13	184,239
	2017	21.78	1,234,762
	2016	18.09	1,054,089
	2015	16.97	234,899
	2014	17.07	362,683
	2013	15.44	15,314
	2012	11.91	10,682
	2011	10.36	12,223
	2010	10.76	15,689
	2009	9.30	18,675
Fidelity Index 500 Portfolio SC2	2018	21.52	3,164,504
	2017	22.82	18,085,077
	2016	18.99	15,730,384
	2015	17.19	8,089,261
	2014	17.18	3,190,669
	2013	15.31	5,727
	2012	11.73	—
	2011	10.24	—
	2010	10.17	—
	2009	8.95	—
Fidelity Investment Grade Bonds SC2	2018	14.45	902,658
	2017	14.71	817,386
	2016	14.29	660,048
	2015	13.81	464,982
	2014	14.07	59,190
	2013	13.46	9,291
	2012	13.88	8,539
	2011	13.28	7,933
	2010	12.53	7,722
	2009	11.77	3,776
Fidelity Mid Cap SC2	2018	18.81	197,821
	2017	22.29	1,942,832
	2016	18.68	1,431,155
	2015	16.86	105,234
	2014	17.31	340,156
	2013	16.49	9,039
	2012	12.26	9,239
	2011	10.81	7,796
	2010	12.25	14,803
	2009	9.62	10,517
Franklin Flex Cap Growth VIP CL 2	2018	20.39	23,129
	2017	19.98	70,402
	2016	15.89	54,951
	2015	16.53	22,940
	2014	16.00	14,776
	2013	15.23	1,477
	2012	11.19	1,614
	2011	10.35	1,766
	2010	10.98	200
	2009	9.54	199
Franklin Income VIP Class 2	2018	17.10	205,583
	2017	18.05	1,891,545
	2016	16.62	1,603,531
	2015	14.72	75,362
	2014	16.00	80,784
	2013	15.45	38,764
	2012	13.70	12,956
	2011	12.28	14,024
	2010	12.12	25,175
	2009	10.86	38,888
Franklin Mutual Global Discovery VIP CL 2	2018	9.47	32,762
	2017	10.77	29,218
	2016	10.02	—
Franklin Mutual Shares VIP CL 2	2018	15.16	100,950
	2017	16.84	874,808
	2016	15.70	742,757
	2015	13.67	61,091
	2014	14.52	257,546
	2013	13.69	27,213
	2012	10.78	27,473
	2011	9.53	24,741
	2010	9.73	26,705
	2009	8.84	29,293
Franklin Rising Dividends VIP Class 2	2018	20.96	344,833
	2017	22.30	1,395,521
	2016	18.68	1,129,441
	2015	16.26	101,321
	2014	17.05	266,564
	2013	15.84	15,751
	2012	12.34	11,884
	2011	11.13	9,150
	2010	10.61	6,194
	2009	8.88	6,234
Franklin Small Cap Value VIP CL 2	2018	18.78	25,330
	2017	21.78	183,509
	2016	19.88	141,570
	2015	15.42	6,952
	2014	16.82	12,904
	2013	16.90	1,185
	2012	12.53	712
	2011	10.69	427
	2010	11.22	422
Franklin Small-Mid Cap Growth VIP Fund - Class 2	2018	18.88	29,366
	2017	20.16	240,521
	2016	16.77	206,980
	2015	16.26	7,936
	2014	16.87	74,639
	2013	15.86	5,477
	2012	11.60	4,175
	2011	10.57	2,065
	2010	11.21	86
	2009	8.88	3,018
Franklin Strategic Income VIP CL 2	2018	10.08	81,640
	2017	10.40	63,526
	2016	10.05	—
Franklin US Government Securities VIP CL 2	2018	12.24	554,722
	2017	12.32	559,409
	2016	12.28	484,622
	2015	12.32	344,885
	2014	12.39	120,099
	2013	12.10	19,558
	2012	12.51	19,167
	2011	12.40	17,287
	2010	11.85	15,006
	2009	11.37	38,712
Goldman Sachs Global Trends Allocation Fund SC	2018	10.82	41,254
	2017	11.42	66,450
	2016	10.20	65,805
	2015	9.87	5,321
	2014	10.59	91
	2013	10.29	—
Goldman Sachs International Equity Insights Fund SC	2018	9.38	39,742
	2017	11.35	331,791
	2016	9.09	53,616
	2015	9.45	8,854
	2014	9.47	3,343
	2013	10.36	2,989
Goldman Sachs Mid Cap Value SC	2018	11.52	78,936
	2017	13.03	531,930
	2016	11.87	440,989
	2015	10.59	22,931
	2014	11.82	127,521
	2013	10.54	2,103
Goldman Sachs Strategic Growth SC	2018	15.71	69,402
	2017	16.09	422,333
	2016	12.46	375,011
	2015	12.38	246,073
	2014	12.12	100,444
	2013	10.80	1,553
Goldman Sachs VIT Growth Opportunities SC	2018	20.07	5,836
	2017	21.20	68,064
	2016	16.87	57,201
	2015	16.80	4,220
	2014	17.90	14,821
	2013	16.27	910
	2012	12.44	1,030
	2011	10.52	2,174
	2010	11.06	1,160
Guggenheim Floating Rate Strategies (Series F)	2018	11.08	366,399
	2017	11.28	364,156
	2016	11.01	320,992
	2015	10.25	158,794
	2014	10.28	53,224
	2013	10.14	8,253
Guggenheim Global Managed Futures Strategy	2018	9.34	38,898
	2017	10.38	38,134
	2016	9.64	37,470
	2015	11.42	30,214
	2014	11.72	14,112
	2013	10.56	—
Guggenheim Long Short Equity	2018	10.54	29,307
	2017	12.23	24,006
	2016	10.75	27,791
	2015	10.79	22,041
	2014	10.76	4,855
	2013	10.58	—
Guggenheim Multi-Hedge Strategies	2018	10.06	70,812
	2017	10.70	70,484
	2016	10.43	70,036
	2015	10.58	58,934
	2014	10.50	17,306
	2013	10.13	—
Invesco VI American Value II	2018	17.40	19,583
	2017	20.17	223,637
	2016	18.57	188,508
	2015	16.28	1,265
	2014	18.14	56,939
	2013	16.74	—
	2012	12.63	—
	2011	10.89	—
	2010	10.91	—
Invesco VI Balanced Risk Allocation II	2018	14.10	293,468
	2017	15.27	288,472
	2016	14.04	274,974
	2015	12.72	160,407
	2014	13.44	24,218
	2013	12.84	—
	2012	12.79	—
	2011	11.68	—
Invesco VI Comstock II	2018	23.34	91,115
	2017	26.91	192,624
	2016	23.12	182,974
	2015	19.96	96,620
	2014	21.49	126,240
	2013	19.90	116,822
	2012	14.82	143,757
	2011	12.58	179,131
	2010	12.98	225,111
	2009	11.34	271,068
Invesco VI Equity and Income II	2018	22.26	84,780
	2017	24.91	404,263
	2016	22.71	374,195
	2015	19.98	77,570
	2014	20.72	126,704
	2013	19.24	75,228
	2012	15.56	90,045
	2011	13.98	110,583
	2010	14.31	137,287
	2009	12.90	173,902
Invesco VI Global Real Estate II	2018	11.07	105,933
	2017	11.94	370,217
	2016	10.70	22,940
	2015	10.61	14,931
	2014	10.91	114,398
	2013	9.64	340
Invesco VI Government Securities II	2018	10.61	55,603
	2017	10.69	66,695
	2016	10.61	58,291
	2015	10.61	30,520
	2014	10.71	22,405
	2013	10.42	20,342
	2012	10.83	22,074
	2011	10.70	28,535
Invesco VI Growth & Income II	2018	23.81	137,686
	2017	27.84	761,228
	2016	24.66	687,103
	2015	20.85	114,289
	2014	21.78	230,904
	2013	20.01	89,025
	2012	15.11	105,697
	2011	13.35	126,814
	2010	13.79	150,048
	2009	12.42	167,576
Invesco VI International Growth II	2018	11.23	64,129
	2017	13.37	606,252
	2016	11.01	54,519
	2015	11.20	24,579
	2014	11.61	22,958
	2013	11.72	1,194
	2012	9.97	1,876
	2011	8.74	1,755
Invesco VI Mid-Cap Growth II	2018	25.52	23,852
	2017	27.38	84,681
	2016	22.65	67,656
	2015	22.74	10,825
	2014	22.74	15,644
	2013	21.32	3,418
	2012	15.77	2,361
	2011	14.27	2,426
	2010	15.90	1,876
	2009	12.62	13,027
Invesco VI Small Cap Equity II	2018	10.60	15,450
	2017	12.64	117,071
	2016	11.22	116,872
	2015	10.14	7,271
	2014	10.86	16,339
	2013	10.75	2,272
Lord Abbett Bond Debenture VC	2018	21.03	737,534
	2017	22.13	729,663
	2016	20.47	660,348
	2015	18.44	569,547
	2014	18.92	264,656
	2013	18.31	94,468
	2012	17.10	103,519
	2011	15.35	135,804
	2010	14.85	176,911
	2009	13.36	203,724
Lord Abbett Calibrated Dividend Growth VC	2018	27.56	56,944
	2017	29.21	161,134
	2016	24.77	163,097
	2015	21.73	48,317
	2014	22.43	57,995
	2013	20.31	53,737
	2012	16.04	62,829
	2011	14.41	81,816
	2010	14.52	100,032
	2009	12.78	110,425
Lord Abbett Classic Stock VC	2018	16.96	20,675
	2017	18.59	73,230
	2016	16.07	66,892
	2015	14.43	23,102
	2014	14.71	20,409
	2013	13.62	6,058
	2012	10.59	6,055
	2011	9.30	6,233
	2010	10.22	6,223
	2009	9.05	8,073
Lord Abbett Growth Opportunities VC	2018	27.50	33,855
	2017	28.61	130,192
	2016	23.51	109,114
	2015	23.46	17,621
	2014	23.07	17,996
	2013	21.97	12,038
	2012	16.19	14,363
	2011	14.33	16,201
	2010	16.09	28,279
	2009	13.22	31,879
Lord Abbett Mid Cap Stock VC	2018	21.30	53,364
	2017	25.33	112,710
	2016	23.95	110,972
	2015	20.78	57,402
	2014	21.82	96,266
	2013	19.76	77,549
	2012	15.31	97,639
	2011	13.51	127,898
	2010	14.21	176,360
	2009	11.44	208,534
Lord Abbett Series Fundamental Equity VC	2018	17.84	82,116
	2017	19.63	380,258
	2016	17.61	352,866
	2015	15.37	27,689
	2014	16.08	117,896
	2013	15.16	5,543
	2012	11.28	3,523
	2011	10.30	3,523
	2010	10.89	—
MFS Growth Series SC	2018	35.41	3,530
	2017	34.93	3,592
	2016	26.92	3,635
	2015	26.61	3,913
	2014	25.05	28,735
	2013	23.28	3,831
	2012	17.23	3,561
	2011	14.86	2,890
	2010	15.10	2,949
	2009	13.26	2,944
MFS Investors Trust Series - SC	2018	26.30	5,471
	2017	28.18	6,894
	2016	23.13	7,119
	2015	21.57	7,428
	2014	21.80	51,673
	2013	19.89	4,586
	2012	15.25	3,846
	2011	12.96	2,331
	2010	13.42	2,830
	2009	12.22	2,924
MFS New Discovery SC	2018	28.37	5,320
	2017	29.16	6,388
	2016	23.31	6,771
	2015	21.64	6,048
	2014	22.34	5,484
	2013	24.39	3,386
	2012	17.45	2,275
	2011	14.58	4,454
	2010	16.45	5,274
	2009	12.22	1,184
MFS Research SC	2018	28.69	2,750
	2017	30.39	2,849
	2016	24.94	2,847
	2015	23.22	4,058
	2014	23.33	7,856
	2013	21.44	3,054
	2012	16.40	3,158
	2011	14.17	3,156
	2010	14.42	3,585
	2009	12.59	3,555
MFS Total Return SC	2018	19.44	26,903
	2017	20.86	30,066
	2016	18.81	31,268
	2015	17.46	32,024
	2014	17.74	120,522
	2013	16.55	52,276
	2012	14.08	65,967
	2011	12.82	77,097
	2010	12.75	96,456
	2009	11.75	120,097
MFS Utilities SC	2018	38.35	6,301
	2017	38.43	13,107
	2016	33.90	12,246
	2015	30.79	13,069
	2014	36.48	94,899
	2013	32.76	7,930
	2012	27.53	6,481
	2011	24.56	8,171
	2010	23.29	6,924
	2009	20.73	10,769
MFS VIT II Emerging Markets Equity SC	2018	9.60	145
	2017	11.29	128
	2016	8.29	134
	2015	7.68	1,296
	2014	8.92	1,581
	2013	9.69	—
MFS VIT II International Value SC	2018	12.75	7,552
	2017	14.27	7,473
	2016	11.36	7,440
	2015	11.05	8,842
	2014	10.50	48,746
	2013	10.49	—
MFS VIT II MA Investors Growth Stock Portfolio SC	2018	13.05	2,819
	2017	13.11	3,043
	2016	10.34	3,041
	2015	9.86	5,532
MFS VIT Total Return Bond Series SC	2018	12.12	37,184
	2017	12.40	39,025
	2016	12.03	39,469
	2015	11.68	45,357
	2014	11.86	53,197
	2013	11.35	9,281
	2012	11.61	12,728
	2011	10.96	9,506
	2010	10.39	4,067
MFS VIT Value SC	2018	19.75	15,923
	2017	22.26	17,042
	2016	19.16	18,015
	2015	17.01	15,970
	2014	17.34	140,289
	2013	15.90	7,493
	2012	11.84	5,474
	2011	10.32	5,192
	2010	10.47	2,417
Oppenheimer Capital Appreciation Fund/VA SC	2018	21.07	23,919
	2017	22.63	287,755
	2016	18.07	230,069
	2015	18.70	139,401
	2014	18.29	25,547
	2013	16.05	6,555
	2012	12.53	7,413
	2011	11.12	11,339
	2010	11.39	16,327
	2009	10.54	20,763
Oppenheimer Global Strategic Income Fund/VA SC	2018	16.13	360,721
	2017	17.06	355,650
	2016	16.25	301,082
	2015	15.45	274,830
	2014	16.01	110,086
	2013	15.77	18,821
	2012	15.99	18,129
	2011	14.28	19,781
	2010	14.33	23,221
	2009	12.61	41,210
Oppenheimer Global VA/Service Class	2018	25.74	82,677
	2017	30.02	549,953
	2016	22.25	451,504
	2015	22.51	47,668
	2014	21.93	99,695
	2013	21.70	19,839
	2012	17.26	20,991
	2011	14.42	25,603
	2010	15.92	25,831
	2009	13.90	33,554
Oppenheimer Government Money Fund/VA	2018	10.31	65,786,080
	2017	10.27	1,389,266
	2016	10.34	2,774,394
	2015	10.44	26,325,654
	2014	10.54	1,828,985
	2013	10.65	66,782
	2012	10.75	38,057
	2011	10.86	32,725
	2010	10.97	32,701
	2009	11.08	56,482
Oppenheimer Main Street Fund/VA SC	2018	23.35	4,700
	2017	25.67	74,559
	2016	22.23	72,323
	2015	20.17	35,591
	2014	19.76	9,469
	2013	18.08	2,107
	2012	13.90	3,352
	2011	12.04	4,339
	2010	12.20	4,815
	2009	10.64	4,747
PIMCO VIT All Asset Advisor	2018	10.44	28,191
	2017	11.16	148,868
	2016	9.94	129,688
	2015	8.89	167
	2014	9.89	—
	2013	9.95	—
PIMCO VIT Global Diversified Allocation Portfolio	2018	11.28	40,092
	2017	12.53	36,782
	2016	10.83	37,566
	2015	10.17	15,613
	2014	10.87	—
	2013	10.39	—
PIMCO VIT Long-Term US Government Advisor	2018	15.16	110,137
	2017	15.70	88,165
	2016	14.57	91,862
	2015	14.63	64,083
	2014	15.00	36,979
	2013	12.23	—
	2012	14.21	—
	2011	13.75	—
	2010	10.88	4,621
PIMCO VIT Low Duration Advisor	2018	10.45	255,000
	2017	10.53	272,599
	2016	10.50	238,184
	2015	10.47	149,059
	2014	10.55	58,121
	2013	10.58	1,792
	2012	10.71	3,615
	2011	10.23	48
	2010	10.23	49
PIMCO VIT Real Return Advisor	2018	11.37	604,451
	2017	11.76	601,875
	2016	11.47	501,791
	2015	11.02	418,439
	2014	11.45	186,571
	2013	11.23	6,350
	2012	12.51	2,104
	2011	11.63	6,971
	2010	10.53	9,771
PIMCO VIT Short-Term Advisor	2018	10.35	305,104
	2017	10.31	274,842
	2016	10.17	181,833
	2015	10.05	124,864
	2014	10.05	23,562
	2013	10.09	—
	2012	10.14	2,857
	2011	9.98	—
	2010	10.04	—
PIMCO VIT Total Return Advisor	2018	11.96	1,442,722
	2017	12.15	1,367,045
	2016	11.71	1,152,422
	2015	11.53	904,023
	2014	11.61	346,599
	2013	11.26	21,225
	2012	11.61	15,901
	2011	10.71	27,418
	2010	10.45	7,642
Protective Life Dynamic Allocation Series - Conservative Portfolio	2018	10.96	783,140
	2017	11.30	398,057
	2016	10.16	290,305
Protective Life Dynamic Allocation Series - Growth Portfolio	2018	12.18	5,097,872
	2017	12.77	3,685,462
	2016	10.50	1,381,401
Protective Life Dynamic Allocation Series - Moderate Portfolio	2018	11.35	3,698,471
	2017	11.74	2,742,696
	2016	10.28	1,781,730
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2018	10.43	53,271
	2017	11.36	59,733
	2016	10.08	80,767
	2015	10.23	54,765
	2014	10.92	8,964
	2013	10.37	—
Royce Capital Fund Micro-Cap SC	2018	11.94	8,368
	2017	13.30	111,585
	2016	12.79	116,929
	2015	10.82	12,017
	2014	12.51	4,751
	2013	13.14	1,354
	2012	11.00	1,062
	2011	10.34	—
	2010	11.90	—
Royce Capital Fund Small-Cap SC	2018	15.56	60,404
	2017	17.17	453,368
	2016	16.50	406,889
	2015	13.83	22,690
	2014	15.87	155,085
	2013	15.57	3,423
	2012	11.70	849
	2011	10.53	849
	2010	11.03	—
Rydex Commodities Strategy	2018	3.98	2,136
	2017	4.74	2,169
	2016	4.58	1,949
	2015	4.19	1,917
	2014	6.40	1,340
	2013	9.79	675
Rydex Inverse Government Long Bond	2018	6.64	995
	2017	6.46	1,095
	2016	7.16	851
	2015	7.45	807
	2014	7.62	841
Rydex Inverse S&P 500 Strategy	2018	5.41	—
	2017	5.26	—
	2016	6.42	—
	2015	7.37	—
	2014	7.79	—
	2013	9.20	—
Rydex Nova	2018	17.03	—
	2017	19.19	—
	2016	14.71	—
	2015	12.84	—
	2014	13.06	—
	2013	11.12	—
Templeton Developing Markets VIP Fund (Fund 2)	2018	9.58	45,692
	2017	11.50	560,345
	2016	8.27	314,473
	2015	7.11	7,283
	2014	8.94	2,357
	2013	9.85	334
Templeton Foreign VIP Fund Class 2	2018	11.69	36,984
	2017	13.96	489,796
	2016	12.09	500,611
	2015	11.39	34,722
	2014	12.30	21,672
	2013	13.98	11,603
	2012	11.49	13,703
	2011	9.81	16,675
	2010	11.09	13,680
	2009	10.34	26,600
Templeton Global Bond VIP Fund Class 2	2018	16.69	1,046,578
	2017	16.54	1,019,810
	2016	16.39	887,289
	2015	16.08	769,439
	2014	16.98	274,103
	2013	16.84	12,589
	2012	16.74	11,210
	2011	14.69	11,776
	2010	14.97	11,374
	2009	13.25	22,840
Templeton Growth VIP Fund (Fund 2)	2018	12.51	29,717
	2017	14.84	164,488
	2016	12.65	150,052
	2015	11.65	11,221
	2014	12.59	9,726
	2013	13.08	8,699
	2012	10.10	9,969
	2011	8.43	10,395
	2010	9.15	11,529
	2009	8.61	10,544

    APPENDIX E

    EXAMPLE OF ALLOCATION ADJUSTMENT PROGRAM

    The purpose of this example is to demonstrate the operation of the Allocation Adjustment Program. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Variable Account will experience positive investment performance.

    Under the Allocation Adjustment Program, if, on any Monthly Anniversary Date, the Accumulation Unit value of any Sub-Account (other than an Unmonitored Sub-Account) drops below its 12-month Simple Moving Average ("SMA"), the Sub-Account will be temporarily "restricted" from allocations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Oppenheimer Money Fund/VA Sub-Account.

Contract Month	Accumulation Unit Value	SMA12(A)	Is Sub-Account 1 Restricted?(B)	Hypothetical Contract Value in Sub-Account 1(C)	Hypothetical Contract Value in Money Fund Sub-Account(D)
12	6.17	6.16		10,000
13	6.24	6.17	No(E)	10,089
14	5.76	6.14	Yes	—	9,282(F)
15	5.41	6.09	Yes		9,286
16	5.35	6.03	Yes		9,290
17	4.53	5.87	Yes		9,294
18	3.73	5.62	Yes		9,298
19	2.94	5.33	Yes		9,302
20	3.33	5.08	Yes		9,305
21	3.15	4.85	Yes		9,309
22	2.98	4.62	Yes		9,313
23	3.29	4.41	Yes		9,317
24	3.81	4.21	Yes		9,321
25	4.19	4.04(G)	No(H)	9,325

    (A) SMA12 is the sum of the 12 most recent Monthly Anniversary Dates Accumulation Unit values divided by 12.

    (B) Once we calculate a Sub-Account's SMA on a Monthly Anniversary Date, we then compare that SMA to the Sub-Account's current Accumulation Unit value on that Monthly Anniversary Date. If the Sub-Account's current Accumulation Unit value is equal to or less than the Sub-Account's SMA over the most recent 12 Monthly Anniversary Dates, then we will consider the Sub-Account to be restricted.

    (C) $10,000 of the initial Purchase Payment is allocated to the hypothetical Sub-Account 1.

    (D) If a Sub-Account becomes restricted, as described in (B), we transfer the Contract Value in that Sub-Account to the Government Money Fund/VA Sub-Account, until the Sub-Account is no longer restricted.

    (E) At the end of the first contract month after the first Contract Anniversary 1, the Accumulation Unit value of Sub-Account 1 (6.24) is greater than SMA12 (6.17). Therefore, Sub-Account 1 is not restricted.

    (F) At the end of contract month 14, the Accumulation Unit value of Sub-Account 1 (5.76) is less than or equal to SMA12 (6.14). Therefore, Sub-Account 1 is restricted and the entire allocation in Sub-Account 1 ($9,282) is transferred to the Money Sub-Account.

    (G) Calculation of SMA12 (4.19 + 3.81 + 3.29 + 2.98 + 3.15 + 3.33 + 2.94 + 3.73 + 4.53 + 5.35 + 5.41 + 5.76)/12 = 4.04.

    (H) At the end of contract month 25, the Accumulation Unit value of Sub-Account 1 (4.19) is greater than SMA12 (4.04). Therefore, Sub-Account 1 is no longer restricted and the entire allocation in the Government Money Fund/VA Sub-Account is re-allocated back to Sub-Account 1.

    If you would like to receive a free Statement of Additional Information for the Contracts offered under this Prospectus, please complete, tear off and return this form to Protective Life – Life and Annuity Division, Customer Service Center at the address shown on the front cover. If you would prefer an electronic copy, please include your email address below to receive a link to view and download the document.

    Please send me a free copy of the Statement of Additional Information for the Protective Variable Annuity Investors Series.

    Name:

    Address

    City, State, Zip

    Daytime Telephone Number

    PROTECTIVE LIFE INSURANCE COMPANY

    P.O. Box 10648
    Birmingham, Alabama 35202-0648
    Telephone: 1-800-456-6330

    STATEMENT OF ADDITIONAL INFORMATION
    PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
    A FLEXIBLE PREMIUM
    DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

    This Statement of Additional Information contains information in addition to the information described in the Prospectus for the individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated May 1, 2019. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2019.

    STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

    SAFEKEEPING OF ACCOUNT ASSETS

    Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

    Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

    The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $50 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

    STATE REGULATION

    Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

    RECORDS AND REPORTS

    Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

    LEGAL MATTERS

    Eversheds Sutherland (US) LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

    EXPERTS

    The statements of assets and liabilities of the Sub-Accounts of Protective Variable Annuity Separate Account as of December 31, 2018 and the related statements of operations and of changes in net assets for each of the periods presented included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    The financial statements of Protective Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    The principal business address of PricewaterhouseCoopers LLP is 569 Brookwood Village Suite 851, Birmingham, Alabama 35209.

    1

    OTHER INFORMATION

    A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, D.C. 20549.

    FINANCIAL STATEMENTS

    The audited statements of assets and liabilities of the Sub-Accounts of Protective Variable Annuity Separate Account as of December 31, 2018 and the related statements of operations and of changes in net assets for each of the periods presented as well as the Report of Independent Registered Public Accounting Firm are contained herein.

    The audited consolidated balance sheets for Protective Life as of December 31, 2018 and 2017 and the related consolidated statements of income, comprehensive income (loss), shareowner's equity and cash flows for the three years in the period ended December 31, 2018 as well as the Report of Independent Registered Public Accounting Firm are contained herein. Protective Life's Financial Statements should be considered only as bearing on its ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Protective Variable Annuity Separate Account.

    Financial Statements follow this page.

    2

    INDEX TO FINANCIAL STATEMENTS

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
Report of Independent Registered Public Accounting Firm	FSA-2
Statement of Assets and Liabilities as of December 31, 2018	FSA-5
Statement of Operations for the year ended December 31, 2018	FSA-20
Statement of Changes in Net Assets for the year ended December 31, 2018	FSA-35
Statement of Changes in Net Assets for the year ended December 31, 2017	FSA-50
Notes to Financial Statements	FSA-65
PROTECTIVE LIFE INSURANCE COMPANY
Report of Independent Registered Public Accounting Firm	F-1
Consolidated Statements of Income For The Year Ended December 31, 2018, For The Year Ended December 31, 2017, and For The Year Ended December 31, 2016	F-2
Consolidated Statements of Comprehensive Income (Loss) For The Year Ended December 31, 2018, For The Year Ended December 31, 2017, and For The Year Ended December 31, 2016	F-3
Consolidated Balance Sheets as of December 31, 2018 and as of December 31, 2017	F-4
Consolidated Statements of Shareowner's Equity For The Year Ended December 31, 2018, For The Year Ended December 31, 2017, and For The Year Ended December 31, 2016	F-5
Consolidated Statements of Cash Flows For The Year Ended December 31, 2018, For The Year Ended December 31, 2017, and For The Year Ended December 31, 2016	F-6
Notes to Consolidated Financial Statements:	F-7
Financial Statement Schedules:
Schedule III — Supplementary Insurance Information	S-1
Schedule IV — Reinsurance	S-3
Schedule V — Valuation Accounts	S-4

    All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

    FSA-1

    Report of Independent Registered Public Accounting Firm

    To the Board of Directors of Protective Life Insurance Company and the Contract Owners of Protective Variable Annuity Separate Account

    Opinions on the Financial Statements

    We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Protective Variable Annuity Separate Account indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Protective Variable Annuity Separate Account as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

    American Funds Asset Allocation Class 2(1)

    American Funds Asset Allocation Class 4(1)

    American Funds Blue Chip Income & Growth Class 2(1)

    American Funds Blue Chip Income & Growth Class 4(1)

    American Funds Bond Class 4(7)

    American Funds Capital Income Builder Class 4(4)

    American Funds Global Growth & Income Class 4(6)

    American Funds Global Growth Class 2(1)

    American Funds Global Growth Class 4(1)

    American Funds Global Small Capitalization Class 2(1)

    American Funds Global Small Capitalization Class 4(1)

    American Funds Growth Class 2(1)

    American Funds Growth Class 4(1)

    American Funds Growth-Income Class 4(3)

    American Funds International Class 2(1)

    American Funds International Class 4(1)

    American Funds IS Bond Fund Class 2(10)

    American Funds IS Capital Income Builder Class 2(9)

    American Funds IS Global Growth and Income Fund Class 2(10)

    American Funds IS Growth-Income Fund Class 2(11)

    American Funds IS US Government/AAA-Rated Securities Fund Class 2(12)

    American Funds New World Class 2(1)

    American Funds New World Class 4(1)

    American Funds US Government/AAA-Rated Securities Class 4(8)

    Calvert VP SRI Balanced(1)

    ClearBridge Variable Mid Cap Portfolio II(1)

    ClearBridge Variable Small Cap Growth II(1)

    Fidelity Contrafund Portfolio SC2(1)

    Fidelity Equity Income SC2(1)

    Fidelity Freedom Fund — 2015 Maturity SC2(1)

    Fidelity Freedom Fund — 2020 Maturity SC2(1)

    Fidelity Growth Portfolio SC2(1)

    Fidelity Index 500 Portfolio SC2(1)

    Fidelity Investment Grade Bonds SC2(1)

    Fidelity Mid Cap SC2(1)

    Franklin Flex Cap Growth VIP CL 2(1)

    Franklin Income VIP CL 2(1)

    Franklin Mutual Global Discovery VIP CL 2(2)

    Franklin Mutual Shares VIP CL 2(1)

    Franklin Rising Dividend VIP CL 2(1)

    Franklin Small Cap Value VIP CL 2(1)

    Franklin Small-Mid Cap Growth VIP CL 2(1)

    Franklin Strategic Income VIP CL 2(5)

    Franklin US Government Securities VIP CL 2(1)

    Goldman Sachs Global Trends Allocation
    Fund SC(1)

    Goldman Sachs International Equity Insights(1)

    Goldman Sachs International Equity Insights SC(1)

    Goldman Sachs Large Cap Value(1)

    Goldman Sachs Large Cap Value Fund SC(1)

    Goldman Sachs Mid Cap Value(1)

    Goldman Sachs Mid Cap Value SC(1)

    Goldman Sachs Small Cap Equity Insights(1)

    Goldman Sachs Small Cap Equity Insights SC(1)

    Goldman Sachs Strategic Growth(1)

    Goldman Sachs Strategic Growth SC(1)

    Goldman Sachs US Equity Insights(1)

    Goldman Sachs US Equity Insights SC(1)

    Goldman Sachs VIT Core Fixed Income
    Fund SC(1)

    Goldman Sachs VIT Growth Opportunities SC(1)

    Guggenheim Floating Rate Strategies
    (Series F)(1)

    FSA-2

    Guggenheim Global Managed Futures Strategy(1)

    Guggenheim Long Short Equity(1)

    Guggenheim Multi-Hedge Strategies(1)

    Invesco VI American Franchise I(1)

    Invesco VI American Franchise II(1)

    Invesco VI American Value II(1)

    Invesco VI Balanced Risk Allocation II(1)

    Invesco VI Comstock I(1)

    Invesco VI Comstock II(1)

    Invesco VI Equity and Income II(1)

    Invesco VI Global Real Estate II(1)

    Invesco VI Government Securities II(1)

    Invesco VI Growth & Income I(1)

    Invesco VI Growth & Income II(1)

    Invesco VI International Growth II(1)

    Invesco VI Mid-Cap Growth II(1)

    Invesco VI Small Cap Equity II(1)

    Lord Abbett Bond Debenture VC(1)

    Lord Abbett Calibrated Dividend Growth VC(1)

    Lord Abbett Classic Stock VC(1)

    Lord Abbett Growth & Income VC(1)

    Lord Abbett Growth Opportunities VC(1)

    Lord Abbett International Opportunities VC(1)

    Lord Abbett Mid Cap Stock VC(1)

    Lord Abbett Series Fundamental Equity VC(1)

    MFS Growth Series IC(1)

    MFS Growth Series SC(1)

    MFS Investors Trust IC(1)

    MFS Investors Trust SC(1)

    MFS New Discovery IC(1)

    MFS New Discovery SC(1)

    MFS Research IC(1)

    MFS Research SC(1)

    MFS Total Return IC(1)

    MFS Total Return SC(1)

    MFS Utilities IC(1)

    MFS Utilities SC(1)

    MFS VIT II Emerging Markets Equity SC(1)

    MFS VIT II International Value SC(1)

    MFS VIT II MA Investors Growth Stock IC(1)

    MFS VIT II MA Investors Growth Stock SC(1)

    MFS VIT Total Return Bond SC(1)

    MFS VIT Value SC(1)

    Morgan Stanley VIF, Inc. Global Real Estate II(1)

    Oppenheimer Capital Appreciation Fund/VA(1)

    Oppenheimer Capital Appreciation
    Fund/VA SC(1)

    Oppenheimer Discovery Mid Cap Growth Fund/VA(1)

    Oppenheimer Discovery Mid Cap Growth Fund/VA SC(1)

    Oppenheimer Global Fund/VA(1)

    Oppenheimer Global Fund/VA SC(1)

    Oppenheimer Global Strategic Income Fund/VA(1)

    Oppenheimer Global Strategic Income
    Fund/VA SC(1)

    Oppenheimer Government Money Fund/VA(1)

    Oppenheimer Main Street Fund/VA(1)

    Oppenheimer Main Street Fund/VA SC(1)

    PIMCO VIT All Asset Advisor(1)

    PIMCO VIT Global Diversified Allocation Portfolio(1)

    PIMCO VIT Long-Term US Government Advisor(1)

    PIMCO VIT Low Duration Advisor(1)

    PIMCO VIT Real Return Advisor(1)

    PIMCO VIT Short-Term Advisor(1)

    PIMCO VIT Total Return Advisor(1)

    Protective Life Dynamic Allocation Series — Conservative(1)

    Protective Life Dynamic Allocation Series — Growth(1)

    Protective Life Dynamic Allocation Series—Moderate(1)

    QS Legg Mason Dynamic Multi-Strategy VIT II(1)

    Royce Capital Fund Micro-Cap SC(1)

    Royce Capital Fund Small-Cap SC(1)

    Rydex Commodities Strategy(1)

    Rydex Inverse Government Long Bond(1)

    Templeton Developing Markets VIP CL 2(1)

    Templeton Foreign VIP CL 2(1)

    Templeton Global Bond VIP Fund CL 2(1)

    Templeton Growth VIP CL 2(1)

    VanEck Global Hard Asset(1)

    (1)  Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017

    (2)  Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period February 3, 2017 (commencement of operations) through December 31, 2017

    (3)  Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period February 8, 2017 (commencement of operations) through December 31, 2017

    (4)  Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period February 17, 2017 (commencement of operations) through December 31, 2017

    FSA-3

    (5)  Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period February 22, 2017 (commencement of operations) through December 31, 2017

    (6)  Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period March 7, 2017 (commencement of operations) through December 31, 2017

    (7)  Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period March 23, 2017 (commencement of operations) through December 31, 2017

    (8)  Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period April 12, 2017 (commencement of operations) through December 31, 2017

    (9)  Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period May 5, 2017 (commencement of operations) through December 31, 2017

    (10)  Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period May 26, 2017 (commencement of operations) through December 31, 2017

    (11)  Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period June 12, 2017 (commencement of operations) through December 31, 2017

    (12)  Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period June 20, 2017 (commencement of operations) through December 31, 2017

    Basis for Opinions

    These financial statements are the responsibility of the Protective Life Insurance Company's management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the Protective Variable Annuity Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the Protective Variable Annuity Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

    We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

    Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

    /s/ PricewaterhouseCoopers LLP

    Birmingham, Alabama
    April 22, 2019

    We have served as the auditor of one or more of the subaccounts in Protective Variable Annuity Separate Account since 1994.

    FSA-4

    THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

    STATEMENT OF ASSETS AND LIABILITIES
    As of December 31, 2018
    ($ in thousands, except Fair Value per Share)

	American Funds Insurance Series
	American Funds Asset Allocation Class 2	American Funds Asset Allocation Class 4	American Funds Blue Chip Income & Growth Class 2	American Funds Blue Chip Income & Growth Class 4	American Funds Bond Class 4	American Funds Capital Income Builder Class 4	American Funds Global Growth Class 2	American Funds Global Growth Class 4	American Funds Global Growth & Income Class 4
Assets
Investments in subaccounts at fair value	$67,844	$6,793	$11,948	$1,176	$1,219	$1,673	$55,496	$7,656	$1,122
Receivable from Protective Life Insurance Company	10	55	2	—	64	2	12	15	34
Total Assets	67,854	6,848	11,950	1,176	1,283	1,675	55,508	7,671	1,156
Liabilities
Payable to Protective Life Insurance Company	10	55	2	—	64	2	12	15	34
Net Assets	$67,844	$6,793	$11,948	$1,176	$1,219	$1,673	$55,496	$7,656	$1,122
Analysis of Net Assets
Accumulation period	67,844	6,793	11,948	1,176	1,219	1,673	55,496	7,656	1,122
Annuity period	—	—	—	—	—	—	—	—	—
Net Assets	$67,844	$6,793	$11,948	$1,176	$1,219	$1,673	$55,496	$7,656	$1,122
Units Outstanding	3,522	611	1,028	104	122	169	4,911	696	102
Shares Owned in each Portfolio	3,218	324	976	96	118	179	2,176	302	88
Fair Value per Share	$21.08	$20.99	$12.24	$12.19	$10.33	$9.35	$25.50	$25.39	$12.81
Investment in Portfolio shares, at Cost	$53,974	$7,144	$13,018	$1,283	$1,244	$1,801	$56,185	$7,811	$1,339

    The accompanying notes are an integral part of these financial statements.
    FSA-5

    THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

    STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
    As of December 31, 2018
    ($ in thousands, except Fair Value per Share)

	American Funds Insurance Series
	American Funds Global Small Capitalization Class 2	American Funds Global Small Capitalization Class 4	American Funds Growth Class 2	American Funds Growth Class 4	American Funds Growth-Income Class 4	American Funds International Class 2	American Funds International Class 4	American Funds IS Bond Fund Class 2	American Funds IS Capital Income Builder Class 2
Assets
Investments in subaccounts at fair value	$1,368	$270	$10,752	$5,703	$3,102	$3,871	$181	$2,182	$2,061
Receivable from Protective Life Insurance Company	—	—	1	253	180	—	—	2	2
Total Assets	1,368	270	10,753	5,956	3,282	3,871	181	2,184	2,063
Liabilities
Payable to Protective Life Insurance Company	—	—	1	253	180	—	—	2	2
Net Assets	$1,368	$270	$10,752	$5,703	$3,102	$3,871	$181	$2,182	$2,061
Analysis of Net Assets
Accumulation period	1,368	270	10,752	5,703	3,102	3,871	181	2,182	2,061
Annuity period	—	—	—	—	—	—	—	—	—
Net Assets	$1,368	$270	$10,752	$5,703	$3,102	$3,871	$181	$2,182	$2,061
Units Outstanding	138	28	791	486	268	385	18	218	208
Shares Owned in each Portfolio	65	13	155	83	70	220	10	211	220
Fair Value per Share	$21.16	$21.28	$69.48	$68.64	$44.47	$17.60	$17.40	$10.34	$9.36
Investment in Portfolio shares, at Cost	$1,483	$293	$10,946	$6,220	$3,381	$4,268	$224	$2,226	$2,225

    The accompanying notes are an integral part of these financial statements.
    FSA-6

    THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

    STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
    As of December 31, 2018
    ($ in thousands, except Fair Value per Share)

	American Funds Insurance Series						Calvert Variable Series, Inc.	Fidelity Variable Insurance Products
	American Funds IS Global Growth and Income Fund Class 2	American Funds IS Growth-Income Fund Class 2	American Funds IS US Government/ AAA-Rated Securities Fund Class 2	American Funds New World Class 2	American Funds New World Class 4	American Funds US Government/ AAA-Rated Securities Class 4	Calvert VP SRI Balanced	Fidelity Contrafund Portfolio SC2
Assets
Investments in subaccounts at fair value	$1,026	$1,071	$414	$2,944	$80	$500	$1,159	$138,955
Receivable from Protective Life Insurance Company	1	1	—	—	—	63	—	56
Total Assets	1,027	1,072	414	2,944	80	563	1,159	139,011
Liabilities
Payable to Protective Life Insurance Company	1	1	—	—	—	63	—	57
Net Assets	$1,026	$1,071	$414	$2,944	$80	$500	$1,159	$138,954
Analysis of Net Assets
Accumulation period	1,026	1,071	414	2,944	80	500	1,159	138,932
Annuity period	—	—	—	—	—	—	—	22
Net Assets	$1,026	$1,071	$414	$2,944	$80	$500	$1,159	$138,954
Units Outstanding	98	96	42	285	8	51	53	6,258
Shares Owned in each Portfolio	79	24	35	142	4	42	597	4,438
Fair Value per Share	$12.99	$44.90	$11.83	$20.79	$20.71	$11.84	$1.94	$31.31
Investment in Portfolio shares, at Cost	$1,215	$1,208	$412	$3,090	$83	$501	$1,261	$113,094

    The accompanying notes are an integral part of these financial statements.
    FSA-7

    THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

    STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
    As of December 31, 2018
    ($ in thousands, except Fair Value per Share)

	Fidelity Variable Insurance Products							Franklin Templeton Variable Insurance Products Trust
	Fidelity Equity Income SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Fidelity Growth Portfolio SC2	Fidelity Index 500 Portfolio SC2	Fidelity Investment Grade Bonds SC2	Fidelity Mid Cap SC2	Franklin Flex Cap Growth VIP CL 2	Franklin Income VIP CL 2
Assets
Investments in subaccounts at fair value	$5,965	$918	$2,290	$2,623	$210,996	$259,462	$131,653	$14,377	$129,561
Receivable from Protective Life Insurance Company	1	9	—	—	24,915	74	19	659	36
Total Assets	5,966	927	2,290	2,623	235,911	259,536	131,672	15,036	129,597
Liabilities
Payable to Protective Life Insurance Company	1	9	—	—	24,915	74	19	659	37
Net Assets	$5,965	$918	$2,290	$2,623	$210,996	$259,462	$131,653	$14,377	$129,560
Analysis of Net Assets
Accumulation period	5,965	918	2,290	2,623	210,996	259,460	131,634	14,377	129,534
Annuity period	—	—	—	—	—	2	19	—	26
Net Assets	$5,965	$918	$2,290	$2,623	$210,996	$259,462	$131,653	$14,377	$129,560
Units Outstanding	297	58	137	104	9,749	21,633	6,568	690	7,916
Shares Owned in each Portfolio	300	75	183	42	846	21,568	4,506	2,226	8,790
Fair Value per Share	$19.85	$12.20	$12.50	$61.91	$249.51	$12.03	$29.22	$6.46	$14.74
Investment in Portfolio shares, at Cost	$5,909	$823	$2,026	$1,822	$164,075	$271,123	$135,464	$20,890	$134,329

    The accompanying notes are an integral part of these financial statements.
    FSA-8

    THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

    STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
    As of December 31, 2018
    ($ in thousands, except Fair Value per Share)

	Franklin Templeton Variable Insurance Products Trust
	Franklin Mutual Global Discovery VIP CL 2	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin Strategic Income VIP CL 2	Franklin US Government Securities VIP CL 2	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2
Assets
Investments in subaccounts at fair value	$1,147	$392,977	$205,653	$32,328	$15,829	$1,057	$491,856	$2,107	$77,382
Receivable from Protective Life Insurance Company	1	83	10,634	4	2	1	169	—	8
Total Assets	1,148	393,060	216,287	32,332	15,831	1,058	492,025	2,107	77,390
Liabilities
Payable to Protective Life Insurance Company	1	84	10,634	4	2	1	172	—	8
Net Assets	$1,147	$392,976	$205,653	$32,328	$15,829	$1,057	$491,853	$2,107	$77,382
Analysis of Net Assets
Accumulation period	1,147	392,912	205,653	32,328	15,829	1,057	491,823	2,107	77,381
Annuity period	—	64	—	—	—	—	30	—	1
Net Assets	$1,147	$392,976	$205,653	$32,328	$15,829	$1,057	$491,853	$2,107	$77,382
Units Outstanding	124	24,488	9,662	1,597	806	105	45,670	222	6,466
Shares Owned in each Portfolio	68	22,585	8,213	2,214	1,040	103	41,718	247	6,074
Fair Value per Share	$16.95	$17.40	$25.04	$14.60	$15.22	$10.28	$11.79	$8.54	$12.74
Investment in Portfolio shares, at Cost	$1,310	$372,552	$157,221	$35,151	$20,286	$1,103	$545,152	$2,194	$89,368

    The accompanying notes are an integral part of these financial statements.
    FSA-9

    THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

    STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
    As of December 31, 2018
    ($ in thousands, except Fair Value per Share)

	Franklin Templeton Variable Insurance Products Trust		Goldman Sachs Variable Insurance Trust
	Templeton Global Bond VIP Fund CL 2	Templeton Growth VIP CL 2	Goldman Sachs Global Trends Allocation Fund SC	Goldman Sachs International Equity Insights	Goldman Sachs International Equity Insights SC	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC
Assets
Investments in subaccounts at fair value	$309,134	$93,093	$7,102	$21,958	$38,024	$37,307	$103,634	$5,381	$59,701
Receivable from Protective Life Insurance Company	75	16	2	17	2	15	277	—	13
Total Assets	309,209	93,109	7,104	21,975	38,026	37,322	103,911	5,381	59,714
Liabilities
Payable to Protective Life Insurance Company	76	16	2	18	2	17	277	—	13
Net Assets	$309,133	$93,093	$7,102	$21,957	$38,024	$37,305	$103,634	$5,381	$59,701
Analysis of Net Assets
Accumulation period	309,126	93,059	7,102	21,939	38,024	37,161	103,634	5,367	59,701
Annuity period	7	34	—	18	—	144	—	14	—
Net Assets	$309,133	$93,093	$7,102	$21,957	$38,024	$37,305	$103,634	$5,381	$59,701
Units Outstanding	24,745	7,005	635	1,476	3,737	1,397	6,613	201	3,608
Shares Owned in each Portfolio	18,368	7,624	610	3,101	5,348	4,864	13,512	417	4,589
Fair Value per Share	$16.83	$12.21	$11.64	$7.08	$7.11	$7.67	$7.67	$12.89	$13.01
Investment in Portfolio shares, at Cost	$339,094	$87,704	$6,962	$34,964	$40,058	$46,187	$124,666	$6,129	$63,969
The accompanying notes are an integral part of these financial statements.
FSA-10

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
As of December 31, 2018
($ in thousands, except Fair Value per Share)

	Goldman Sachs Variable Insurance Trust								Guggenheim Variable Fund
	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income Fund SC	Goldman Sachs VIT Growth Opportunities SC	Guggenheim Floating Rate Strategies (Series F)
Assets
Investments in subaccounts at fair value	$21,363	$14,033	$27,676	$95,954	$25,778	$697	$27,300	$47,420	$4,059
Receivable from Protective Life Insurance Company	3	2	3	14	3	—	11	9	5
Total Assets	21,366	14,035	27,679	95,968	25,781	697	27,311	47,429	4,064
Liabilities
Payable to Protective Life Insurance Company	2	2	5	14	3	—	11	9	5
Net Assets	$21,364	$14,033	$27,674	$95,954	$25,778	$697	$27,300	$47,420	$4,059
Analysis of Net Assets
Accumulation period	21,306	14,033	27,507	95,954	25,688	697	27,300	47,415	4,059
Annuity period	58	—	167	—	90	—	—	5	—
Net Assets	$21,364	$14,033	$27,674	$95,954	$25,778	$697	$27,300	$47,420	$4,059
Units Outstanding	477	633	816	4,077	566	26	2,691	2,160	366
Shares Owned in each Portfolio	2,060	1,365	2,830	9,811	1,715	46	2,674	18,669	160
Fair Value per Share	$10.37	$10.28	$9.78	$9.78	$15.03	$15.12	$10.21	$2.54	$25.31
Investment in Portfolio shares, at Cost	$25,165	$10,988	$27,257	$107,708	$16,754	$563	$28,526	$73,554	$4,178

The accompanying notes are an integral part of these financial statements.
FSA-11

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
As of December 31, 2018
($ in thousands, except Fair Value per Share)

	Guggenheim Variable Fund			Invesco Variable Insurance Funds
	Guggenheim Global Managed Futures Strategy	Guggenheim Long Short Equity	Guggenheim Multi-Hedge Strategies	Invesco VI American Franchise I	Invesco VI American Franchise II	Invesco VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Comstock I
Assets
Investments in subaccounts at fair value	$363	$309	$712	$5,161	$2,830	$46,167	$76,342	$22,654
Receivable from Protective Life Insurance Company	—	—	1	1	—	8	33	2
Total Assets	363	309	713	5,162	2,830	46,175	76,375	22,656
Liabilities
Payable to Protective Life Insurance Company	—	—	1	1	—	8	33	2
Net Assets	$363	$309	$712	$5,161	$2,830	$46,167	$76,342	$22,654
Analysis of Net Assets
Accumulation period	363	309	712	5,161	2,830	46,167	76,342	22,601
Annuity period	—	—	—	—	—	—	—	53
Net Assets	$363	$309	$712	$5,161	$2,830	$46,167	$76,342	$22,654
Units Outstanding	39	29	71	492	200	2,775	5,849	786
Shares Owned in each Portfolio	23	23	30	90	52	3,367	8,174	1,405
Fair Value per Share	$15.52	$13.19	$23.57	$57.15	$54.90	$13.71	$9.34	$16.12
Investment in Portfolio shares, at Cost	$456	$348	$717	$4,418	$1,408	$52,393	$96,790	$16,292

The accompanying notes are an integral part of these financial statements.
FSA-12

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
As of December 31, 2018
($ in thousands, except Fair Value per Share)

	Invesco Variable Insurance Funds
	Invesco VI Comstock II	Invesco VI Equity and Income II	Invesco VI Global Real Estate II	Invesco VI Government Securities II	Invesco VI Growth & Income I	Invesco VI Growth & Income II	Invesco VI International Growth II	Invesco VI Mid-Cap Growth II	Invesco VI Small Cap Equity II
Assets
Investments in subaccounts at fair value	$126,041	$137,315	$5,350	$134,727	$26,054	$291,496	$30,426	$25,820	$7,450
Receivable from Protective Life Insurance Company	37	33	1	48	3	54	4	6	1
Total Assets	126,078	137,348	5,351	134,775	26,057	291,550	30,430	25,826	7,451
Liabilities
Payable to Protective Life Insurance Company	36	42	1	50	3	49	4	6	1
Net Assets	$126,042	$137,306	$5,350	$134,725	$26,054	$291,501	$30,426	$25,820	$7,450
Analysis of Net Assets
Accumulation period	125,991	136,938	5,350	134,710	25,994	291,195	30,421	25,809	7,450
Annuity period	51	368	—	15	60	306	5	11	—
Net Assets	$126,042	$137,306	$5,350	$134,725	$26,054	$291,501	$30,426	$25,820	$7,450
Units Outstanding	4,837	6,733	426	12,922	1,042	13,102	2,612	1,366	554
Shares Owned in each Portfolio	7,848	8,561	356	12,116	1,488	16,676	936	5,529	494
Fair Value per Share	$16.06	$16.04	$15.03	$11.12	$17.51	$17.48	$32.51	$4.67	$15.07
Investment in Portfolio shares, at Cost	$98,212	$119,750	$5,537	$140,491	$25,237	$307,479	$27,508	$20,952	$8,958

The accompanying notes are an integral part of these financial statements.
FSA-13

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
As of December 31, 2018
($ in thousands, except Fair Value per Share)

	Clayton Street Trust			Legg Mason Partners Variable Equity Trust			Lord Abbett Series Fund, Inc.
	Protective Life Dynamic Allocation Series - Conservative	Protective Life Dynamic Allocation Series - Growth	Protective Life Dynamic Allocation Series - Moderate	ClearBridge Variable Mid Cap Portfolio Class II	ClearBridge Variable Small Cap Growth II	QS Legg Mason Dynamic Multi-Strategy VIT II	Lord Abbett Bond Debenture VC	Lord Abbett Calibrated Dividend Growth VC	Lord Abbett Classic Stock VC
Assets
Investments in subaccounts at fair value	$27,255	$70,454	$162,928	$25,104	$12,305	$25,349	$592,130	$78,067	$11,857
Receivable from Protective Life Insurance Company	5	91	13	33	1,010	6	233	1,284	2
Total Assets	27,260	70,545	162,941	25,137	13,315	25,355	592,363	79,351	11,859
Liabilities
Payable to Protective Life Insurance Company	5	91	13	33	1,010	6	236	1,284	2
Net Assets	$27,255	$70,454	$162,928	$25,104	$12,305	$25,349	$592,127	$78,067	$11,857
Analysis of Net Assets
Accumulation period	27,255	70,454	162,928	25,102	12,305	25,349	592,081	78,045	11,857
Annuity period	—	—	—	2	—	—	46	22	—
Net Assets	$27,255	$70,454	$162,928	$25,104	$12,305	$25,349	$592,127	$78,067	$11,857
Units Outstanding	2,504	5,800	14,357	1,304	493	2,199	35,640	3,530	641
Shares Owned in each Portfolio	2,469	5,659	14,143	1,462	539	2,107	53,441	5,791	1,169
Fair Value per Share	$11.04	$12.45	$11.52	$17.17	$22.81	$12.03	$11.08	$13.48	$10.14
Investment in Portfolio shares, at Cost	$26,780	$67,333	$160,676	$19,423	$10,704	$24,174	$646,648	$80,963	$13,033

The accompanying notes are an integral part of these financial statements.
FSA-14

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
As of December 31, 2018
($ in thousands, except Fair Value per Share)

	Lord Abbett Series Fund, Inc.					MFS Variable Insurance Trust
	Lord Abbett Growth & Income VC	Lord Abbett Growth Opportunities VC	Lord Abbett International Opportunities VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Series Fundamental Equity VC	MFS Growth Series IC	MFS Growth Series SC	MFS Investors Trust IC	MFS Investors Trust SC
Assets
Investments in subaccounts at fair value	$67,891	$30,047	$20,718	$46,892	$102,122	$4,990	$44,160	$6,339	$54,461
Receivable from Protective Life Insurance Company	84	2,821	4	21	4,703	1	6	1	8
Total Assets	67,975	32,868	20,722	46,913	106,825	4,991	44,166	6,340	54,469
Liabilities
Payable to Protective Life Insurance Company	92	2,821	4	21	4,703	1	6	1	8
Net Assets	$67,883	$30,047	$20,718	$46,892	$102,122	$4,990	$44,160	$6,339	$54,461
Analysis of Net Assets
Accumulation period	67,833	30,047	20,718	46,837	102,122	4,983	44,160	6,319	54,461
Annuity period	50	—	—	55	—	7	—	20	—
Net Assets	$67,883	$30,047	$20,718	$46,892	$102,122	$4,990	$44,160	$6,339	$54,461
Units Outstanding	3,266	1,206	1,462	2,256	5,536	138	1,577	240	2,400
Shares Owned in each Portfolio	2,215	2,867	3,232	2,361	7,227	106	976	234	2,041
Fair Value per Share	$30.65	$10.48	$6.41	$19.86	$14.13	$47.01	$45.26	$27.05	$26.68
Investment in Portfolio shares, at Cost	$50,542	$36,207	$21,873	$43,714	$119,812	$2,310	$24,323	$4,308	$40,664

The accompanying notes are an integral part of these financial statements.
FSA-15

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
As of December 31, 2018
($ in thousands, except Fair Value per Share)

	MFS Variable Insurance Trust
	MFS New Discovery IC	MFS New Discovery SC	MFS Research IC	MFS Research SC	MFS Total Return IC	MFS Total Return SC	MFS Utilities IC	MFS Utilities SC	MFS VIT Total Return Bond SC
Assets
Investments in subaccounts at fair value	$2,051	$58,436	$4,869	$3,420	$19,581	$52,503	$2,455	$27,588	$464,112
Receivable from Protective Life Insurance Company	—	19	1	—	3	10	2	5	122
Total Assets	2,051	58,455	4,870	3,420	19,584	52,513	2,457	27,593	464,234
Liabilities
Payable to Protective Life Insurance Company	—	19	1	—	13	11	2	5	122
Net Assets	$2,051	$58,436	$4,869	$3,420	$19,571	$52,502	$2,455	$27,588	$464,112
Analysis of Net Assets
Accumulation period	2,051	58,436	4,857	3,420	19,374	52,491	2,455	27,588	464,094
Annuity period	—	—	12	—	197	11	—	—	18
Net Assets	$2,051	$58,436	$4,869	$3,420	$19,571	$52,502	$2,455	$27,588	$464,112
Units Outstanding	48	1,792	173	137	729	2,438	63	1,058	39,442
Shares Owned in each Portfolio	117	3,673	195	139	899	2,456	84	956	37,338
Fair Value per Share	$17.46	$15.91	$24.93	$24.61	$21.78	$21.38	$29.38	$28.86	$12.43
Investment in Portfolio shares, at Cost	$1,680	$54,225	$3,665	$2,607	$16,268	$45,934	$1,793	$22,719	$481,081

The accompanying notes are an integral part of these financial statements.
FSA-16

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
As of December 31, 2018
($ in thousands, except Fair Value per Share)

	MFS Variable Insurance Trust	MFS Variable Insurance Trust II				Oppenheimer Variable Account Funds
	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA SC
Assets
Investments in subaccounts at fair value	$188,402	$449	$23,902	$1,536	$40,555	$6,685	$28,858	$2,233	$652
Receivable from Protective Life Insurance Company	37	—	3	—	23	1	4	—	—
Total Assets	188,439	449	23,905	1,536	40,578	6,686	28,862	2,233	652
Liabilities
Payable to Protective Life Insurance Company	37	—	3	—	23	1	4	—	—
Net Assets	$188,402	$449	$23,902	$1,536	$40,555	$6,685	$28,858	$2,233	$652
Analysis of Net Assets
Accumulation period	188,389	449	23,902	1,536	40,555	6,678	28,850	2,233	652
Annuity period	13	—	—	—	—	7	8	—	—
Net Assets	$188,402	$449	$23,902	$1,536	$40,555	$6,685	$28,858	$2,233	$652
Units Outstanding	9,144	48	1,467	118	3,092	238	1,332	86	28
Shares Owned in each Portfolio	11,109	31	972	87	2,333	138	604	33	10
Fair Value per Share	$16.96	$14.53	$24.60	$17.60	$17.38	$48.50	$47.78	$68.65	$64.41
Investment in Portfolio shares, at Cost	$143,263	$443	$15,720	$1,557	$41,329	$5,604	$23,484	$1,650	$485

The accompanying notes are an integral part of these financial statements.
FSA-17

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
As of December 31, 2018
($ in thousands, except Fair Value per Share)

	Oppenheimer Variable Account Funds							PIMCO Variable Insurance Trust
	Oppenheimer Global Fund/VA	Oppenheimer Global Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Government Money Fund/VA	Oppenheimer Main Street Fund/VA	Oppenheimer Main Street Fund/VA SC	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	PIMCO VIT Long-Term US Government Advisor
Assets
Investments in subaccounts at fair value	$7,524	$204,557	$9,099	$327,168	$2,967,374	$7,269	$65,184	$1,766	$6,407	$18,486
Receivable from Protective Life Insurance Company	1	35	1	98	48,119	1	913	35	2	3
Total Assets	7,525	204,592	9,100	327,266	3,015,493	7,270	66,097	1,801	6,409	18,489
Liabilities
Payable to Protective Life Insurance Company	8	36	2	100	46,108	1	913	35	2	3
Net Assets	$7,517	$204,556	$9,098	$327,166	$2,969,385	$7,269	$65,184	$1,766	$6,407	$18,486
Analysis of Net Assets
Accumulation period	7,246	204,518	9,056	327,147	2,969,384	7,246	65,184	1,766	6,407	18,486
Annuity period	271	38	42	19	1	23	—	—	—	—
Net Assets	$7,517	$204,556	$9,098	$327,166	$2,969,385	$7,269	$65,184	$1,766	$6,407	$18,486
Units Outstanding	194	6,854	426	21,838	457,088	298	3,244	160	568	1,407
Shares Owned in each Portfolio	198	5,451	1,953	68,160	2,967,087	271	2,459	176	672	1,591
Fair Value per Share	$38.00	$37.53	$4.66	$4.80	$1.00	$26.81	$26.51	$10.05	$9.53	$11.62
Investment in Portfolio shares, at Cost	$5,533	$161,393	$9,678	$373,805	$2,967,087	$5,831	$67,142	$1,838	$6,864	$19,538

The accompanying notes are an integral part of these financial statements.
FSA-18

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
As of December 31, 2018
($ in thousands, except Fair Value per Share)

	PIMCO Variable Insurance Trust				Royce Capital Fund		Rydex Variable Trust		The Universal Institutional Funds, Inc.	VanEck Worldwide Insurance Trust
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Rydex Commodities Strategy	Rydex Inverse Government Long Bond	Morgan Stanley VIF, Inc. Global Real Estate II	VanEck Global Hard Asset
Assets
Investments in subaccounts at fair value	$125,907	$337,155	$72,157	$813,438	$10,886	$84,530	$9	$7	$7,266	$140
Receivable from Protective Life Insurance Company	146	142	28	374	1	45	—	—	1	—
Total Assets	126,053	337,297	72,185	813,812	10,887	84,575	9	7	7,267	140
Liabilities
Payable to Protective Life Insurance Company	146	142	28	374	1	45	—	—	1	—
Net Assets	$125,907	$337,155	$72,157	$813,438	$10,886	$84,530	$9	$7	$7,266	$140
Analysis of Net Assets
Accumulation period	125,907	337,155	72,157	813,424	10,886	84,530	9	7	7,265	140
Annuity period	—	—	—	14	—	—	—	—	1	—
Net Assets	$125,907	$337,155	$72,157	$813,438	$10,886	$84,530	$9	$7	$7,266	$140
Units Outstanding	12,259	32,272	7,043	70,190	873	5,325	2	1	534	6
Shares Owned in each Portfolio	12,491	28,452	7,012	77,618	1,237	10,992	—	—	736	8
Fair Value per Share	$10.08	$11.85	$10.29	$10.48	$8.80	$7.69	$71.69	$98.33	$9.87	$17.02
Investment in Portfolio shares, at Cost	$130,144	$387,713	$71,896	$872,574	$13,666	$112,150	$15	$9	$5,752	$131

The accompanying notes are an integral part of these financial statements.
FSA-19

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018
($ in thousands)

	American Funds Insurance Series
	American Funds Asset Allocation Class 2	American Funds Asset Allocation Class 4	American Funds Blue Chip Income & Growth Class 2	American Funds Blue Chip Income & Growth Class 4	American Funds Bond Class 4	American Funds Capital Income Builder Class 4	American Funds Global Growth Class 2	American Funds Global Growth Class 4	American Funds Global Growth & Income Class 4
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$1,236	$98	$249	$23	$26	$37	$418	$44	$19
Expenses
Mortality and expense risk and administrative charges	776	73	112	16	9	16	549	104	10
Net investment income (loss)	460	25	137	7	17	21	(131)	(60)	9
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	1,673	—	14	2	—	(1)	755	9	(8)
Capital gain distributions	3,506	255	957	96	1	3	4,132	552	79
Net realized gain (loss) on investments	5,179	255	971	98	1	2	4,887	561	71
Net unrealized appreciation (depreciation) on investments	(9,613)	(705)	(2,349)	(232)	(20)	(139)	(10,722)	(1,398)	(241)
Net realized and unrealized gain (loss) on investments	(4,434)	(450)	(1,378)	(134)	(19)	(137)	(5,835)	(837)	(170)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,974)	$(425)	$(1,241)	$(127)	$(2)	$(116)	$(5,966)	$(897)	$(161)

The accompanying notes are an integral part of these financial statements.
FSA-20

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	American Funds Insurance Series
	American Funds Global Small Capitalization Class 2	American Funds Global Small Capitalization Class 4	American Funds Growth Class 2	American Funds Growth Class 4	American Funds Growth- Income Class 4	American Funds International Class 2	American Funds International Class 4	American Funds IS Bond Fund Class 2	American Funds IS Capital Income Builder Class 2
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$1	$—	$50	$14	$38	$73	$3	$49	$47
Expenses
Mortality and expense risk and administrative charges	11	4	99	43	20	34	2	13	13
Net investment income (loss)	(10)	(4)	(49)	(29)	18	39	1	36	34
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	—	—	15	(22)	(14)	(21)	—	(1)	—
Capital gain distributions	54	13	1,075	372	123	178	10	2	3
Net realized gain (loss) on investments	54	13	1,090	350	109	157	10	1	3
Net unrealized appreciation (depreciation) on investments	(232)	(48)	(1,286)	(661)	(330)	(818)	(46)	(37)	(170)
Net realized and unrealized gain (loss) on investments	(178)	(35)	(196)	(311)	(221)	(661)	(36)	(36)	(167)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(188)	$(39)	$(245)	$(340)	$(203)	$(622)	$(35)	$—	$(133)

The accompanying notes are an integral part of these financial statements.
FSA-21

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	American Funds Insurance Series						Calvert Variable Series, Inc.	Fidelity Variable Insurance Products
	American Funds IS Global Growth and Income Fund Class 2	American Funds IS Growth- Income Fund Class 2	American Funds IS US Government/ AAA-Rated Securities Fund Class 2	American Funds New World Class 2	American Funds New World Class 4	American Funds US Government/ AAA-Rated Securities Class 4	Calvert VP SRI Balanced	Fidelity Contrafund Portfolio SC2
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$17	$15	$7	$27	$1	$9	$22	$894
Expenses
Mortality and expense risk and administrative charges	6	7	2	26	1	4	17	3,123
Net investment income (loss)	11	8	5	1	—	5	5	(2,229)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	—	—	—	(2)	—	—	1	17,907
Capital gain distributions	51	56	—	78	2	—	114	27,232
Net realized gain (loss) on investments	51	56	—	76	2	—	115	45,139
Net unrealized appreciation (depreciation) on investments	(193)	(143)	3	(562)	(17)	—	(169)	(52,986)
Net realized and unrealized gain (loss) on investments	(142)	(87)	3	(486)	(15)	—	(54)	(7,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(131)	$(79)	$8	$(485)	$(15)	$5	$(49)	$(10,076)

The accompanying notes are an integral part of these financial statements.
FSA-22

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Fidelity Variable Insurance Products							Franklin Templeton Variable Insurance Products Trust
	Fidelity Equity Income SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Fidelity Growth Portfolio SC2	Fidelity Index 500 Portfolio SC2	Fidelity Investment Grade Bonds SC2	Fidelity Mid Cap SC2	Franklin Flex Cap Growth VIP CL 2	Franklin Income VIP CL 2
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$138	$14	$31	$1	$5,396	$6,036	$886	$—	$10,889
Expenses
Mortality and expense risk and administrative charges	72	12	18	32	6,394	2,810	3,420	298	2,274
Net investment income (loss)	66	2	13	(31)	(998)	3,226	(2,534)	(298)	8,615
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	98	(7)	4	311	84,153	(370)	15,954	878	2,736
Capital gain distributions	339	48	58	500	2,648	1,669	31,438	4,767	—
Net realized gain (loss) on investments	437	41	62	811	86,801	1,299	47,392	5,645	2,736
Net unrealized appreciation (depreciation) on investments	(1,130)	(105)	(210)	(758)	(101,734)	(9,532)	(74,636)	(4,260)	(20,198)
Net realized and unrealized gain (loss) on investments	(693)	(64)	(148)	53	(14,933)	(8,233)	(27,244)	1,385	(17,462)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(627)	$(62)	$(135)	$22	$(15,931)	$(5,007)	$(29,778)	$1,087	$(8,847)

The accompanying notes are an integral part of these financial statements.
FSA-23

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Franklin Templeton Variable Insurance Products Trust
	Franklin Mutual Global Discovery VIP CL 2	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin Strategic Income VIP CL 2	Franklin US Government Securities VIP CL 2	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$29	$16,982	$4,885	$487	$—	$25	$14,046	$36	$2,797
Expenses
Mortality and expense risk and administrative charges	11	6,979	4,020	597	369	9	5,392	96	1,044
Net investment income (loss)	18	10,003	865	(110)	(369)	16	8,654	(60)	1,753
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	(25)	(12,195)	10,805	(1,829)	29	(1)	(3,025)	3,705	2,338
Capital gain distributions	15	26,442	23,660	8,295	3,502	—	—	—	—
Net realized gain (loss) on investments	(10)	14,247	34,465	6,466	3,531	(1)	(3,025)	3,705	2,338
Net unrealized appreciation (depreciation) on investments	(162)	(80,251)	(51,571)	(12,139)	(3,846)	(44)	(9,911)	(4,934)	(20,375)
Net realized and unrealized gain (loss) on investments	(172)	(66,004)	(17,106)	(5,673)	(315)	(45)	(12,936)	(1,229)	(18,037)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(154)	$(56,001)	$(16,241)	$(5,783)	$(684)	$(29)	$(4,282)	$(1,289)	$(16,284)

The accompanying notes are an integral part of these financial statements.
FSA-24

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Franklin Templeton Variable Insurance Products Trust		Goldman Sachs Variable Insurance Trust
	Templeton Global Bond VIP Fund CL 2	Templeton Growth VIP CL 2	Goldman Sachs Global Trends Allocation Fund SC	Goldman Sachs International Equity Insights	Goldman Sachs International Equity Insights SC	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$—	$2,482	$49	$498	$714	$540	$1,201	$82	$364
Expenses
Mortality and expense risk and administrative charges	3,669	1,322	108	284	436	506	1,345	61	1,629
Net investment income (loss)	(3,669)	1,160	(59)	214	278	34	(144)	21	(1,265)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	(2,391)	3,720	32	(445)	2,273	22	(569)	55	8,661
Capital gain distributions	—	10,515	112	4,441	7,666	2,314	6,467	740	8,209
Net realized gain (loss) on investments	(2,391)	14,235	144	3,996	9,939	2,336	5,898	795	16,870
Net unrealized appreciation (depreciation) on investments	8,763	(34,186)	(512)	(8,812)	(18,255)	(6,329)	(17,434)	(1,497)	(26,998)
Net realized and unrealized gain (loss) on investments	6,372	(19,951)	(368)	(4,816)	(8,316)	(3,993)	(11,536)	(702)	(10,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,703	$(18,791)	$(427)	$(4,602)	$(8,038)	$(3,959)	$(11,680)	$(681)	$(11,393)
The accompanying notes are an integral part of these financial statements.
FSA-25

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Goldman Sachs Variable Insurance Trust								Guggenheim Variable Fund
	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income Fund SC	Goldman Sachs VIT Growth Opportunities SC	Guggenheim Floating Rate Strategies (Series F)
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$119	$35	$138	$—	$361	$7	$931	$—	$121
Expenses
Mortality and expense risk and administrative charges	328	147	381	2,189	412	10	286	728	43
Net investment income (loss)	(209)	(112)	(243)	(2,189)	(51)	(3)	645	(728)	78
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	248	1,042	2,773	30,126	609	29	(11)	2,713	(3)
Capital gain distributions	3,580	2,349	13,823	48,117	4,227	113	—	31,049	—
Net realized gain (loss) on investments	3,828	3,391	16,596	78,243	4,836	142	(11)	33,762	(3)
Net unrealized appreciation (depreciation) on investments	(5,720)	(4,491)	(16,601)	(73,242)	(6,700)	(194)	(1,154)	(35,090)	(156)
Net realized and unrealized gain (loss) on investments	(1,892)	(1,100)	(5)	5,001	(1,864)	(52)	(1,165)	(1,328)	(159)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,101)	$(1,212)	$(248)	$2,812	$(1,915)	$(55)	$(520)	$(2,056)	$(81)

The accompanying notes are an integral part of these financial statements.
FSA-26

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Guggenheim Variable Fund			Invesco Variable Insurance Funds
	Guggenheim Global Managed Futures Strategy	Guggenheim Long Short Equity	Guggenheim Multi-Hedge Strategies	Invesco VI American Franchise I	Invesco VI American Franchise II	Invesco VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Comstock I
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$—	$—	$—	$—	$—	$169	$1,079	$477
Expenses
Mortality and expense risk and administrative charges	4	3	7	73	34	805	1,149	343
Net investment income (loss)	(4)	(3)	(7)	(73)	(34)	(636)	(70)	134
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	—	1	—	86	121	(2,175)	17	1,040
Capital gain distributions	—	38	—	383	209	12,168	7,483	2,710
Net realized gain (loss) on investments	—	39	—	469	330	9,993	7,500	3,750
Net unrealized appreciation (depreciation) on investments	(37)	(81)	(38)	(601)	(424)	(17,005)	(14,234)	(7,355)
Net realized and unrealized gain (loss) on investments	(37)	(42)	(38)	(132)	(94)	(7,012)	(6,734)	(3,605)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(41)	$(45)	$(45)	$(205)	$(128)	$(7,648)	$(6,804)	$(3,471)

The accompanying notes are an integral part of these financial statements.
FSA-27

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Invesco Variable Insurance Funds
	Invesco VI Comstock II	Invesco VI Equity and Income II	Invesco VI Global Real Estate II	Invesco VI Government Securities II	Invesco VI Growth & Income I	Invesco VI Growth & Income II	Invesco VI International Growth II	Invesco VI Mid-Cap Growth II	Invesco VI Small Cap Equity II
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$2,671	$5,356	$598	$2,671	$645	$12,731	$630	$—	$—
Expenses
Mortality and expense risk and administrative charges	1,927	2,646	133	1,240	404	7,009	524	419	150
Net investment income (loss)	744	2,710	465	1,431	241	5,722	106	(419)	(150)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	7,807	7,940	(1,333)	(224)	682	(5,883)	6,839	1,119	(102)
Capital gain distributions	18,373	11,900	199	—	2,939	66,927	247	4,227	1,182
Net realized gain (loss) on investments	26,180	19,840	(1,134)	(224)	3,621	61,044	7,086	5,346	1,080
Net unrealized appreciation (depreciation) on investments	(46,830)	(43,652)	(819)	(2,077)	(8,287)	(132,307)	(14,814)	(6,370)	(2,535)
Net realized and unrealized gain (loss) on investments	(20,650)	(23,812)	(1,953)	(2,301)	(4,666)	(71,263)	(7,728)	(1,024)	(1,455)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,906)	$(21,102)	$(1,488)	$(870)	$(4,425)	$(65,541)	$(7,622)	$(1,443)	$(1,605)

The accompanying notes are an integral part of these financial statements.
FSA-28

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Clayton Street Trust			Legg Mason Partners Variable Equity Trust			Lord Abbett Series Fund, Inc.
	Protective Life Dynamic Allocation Series - Conservative	Protective Life Dynamic Allocation Series - Growth	Protective Life Dynamic Allocation Series - Moderate	ClearBridge Variable Mid Cap Portfolio Class II	ClearBridge Variable Small Cap Growth II	QS Legg Mason Dynamic Multi-Strategy VIT II	Lord Abbett Bond Debenture VC	Lord Abbett Calibrated Dividend Growth VC	Lord Abbett Classic Stock VC
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$329	$722	$1,792	$52	$—	$428	$26,951	$1,568	$99
Expenses
Mortality and expense risk and administrative charges	290	670	1,399	689	283	413	7,091	1,058	300
Net investment income (loss)	39	52	393	(637)	(283)	15	19,860	510	(201)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	(14)	49	34	2,793	2,532	57	(182)	2,012	1,556
Capital gain distributions	30	—	12	657	1,818	—	13,794	8,069	2,327
Net realized gain (loss) on investments	16	49	46	3,450	4,350	57	13,612	10,081	3,883
Net unrealized appreciation (depreciation) on investments	(907)	(3,945)	(6,263)	(9,300)	(3,106)	(2,472)	(65,941)	(15,754)	(4,794)
Net realized and unrealized gain (loss) on investments	(891)	(3,896)	(6,217)	(5,850)	1,244	(2,415)	(52,329)	(5,673)	(911)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(852)	$(3,844)	$(5,824)	$(6,487)	$961	$(2,400)	$(32,469)	$(5,163)	$(1,112)

The accompanying notes are an integral part of these financial statements.
FSA-29

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Lord Abbett Series Fund, Inc.					MFS Variable Insurance Trust
	Lord Abbett Growth & Income VC	Lord Abbett Growth Opportunities VC	Lord Abbett International Opportunities VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Series Fundamental Equity VC	MFS Growth Series IC	MFS Growth Series SC	MFS Investors Trust IC	MFS Investors Trust SC
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$1,044	$—	$231	$372	$1,772	$5	$—	$46	$279
Expenses
Mortality and expense risk and administrative charges	871	764	245	632	2,337	79	537	101	721
Net investment income (loss)	173	(764)	(14)	(260)	(565)	(74)	(537)	(55)	(442)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	1,413	8,878	76	(94)	6,732	113	4,097	227	2,786
Capital gain distributions	6,026	8,659	3,016	1,780	18,712	386	3,528	323	2,812
Net realized gain (loss) on investments	7,439	17,537	3,092	1,686	25,444	499	7,625	550	5,598
Net unrealized appreciation (depreciation) on investments	(14,571)	(17,147)	(9,645)	(10,982)	(42,407)	(316)	(5,506)	(939)	(8,798)
Net realized and unrealized gain (loss) on investments	(7,132)	390	(6,553)	(9,296)	(16,963)	183	2,119	(389)	(3,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,959)	$(374)	$(6,567)	$(9,556)	$(17,528)	$109	$1,582	$(444)	$(3,642)

The accompanying notes are an integral part of these financial statements.
FSA-30

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	MFS Variable Insurance Trust
	MFS New Discovery IC	MFS New Discovery SC	MFS Research IC	MFS Research SC	MFS Total Return IC	MFS Total Return SC	MFS Utilities IC	MFS Utilities SC	MFS VIT Total Return Bond SC
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$—	$—	$40	$18	$481	$1,162	$32	$259	$14,802
Expenses
Mortality and expense risk and administrative charges	34	815	78	44	282	617	38	361	5,165
Net investment income (loss)	(34)	(815)	(38)	(26)	199	545	(6)	(102)	9,637
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	29	4,539	120	203	335	872	123	713	(1,214)
Capital gain distributions	313	9,756	661	458	980	2,676	11	118	—
Net realized gain (loss) on investments	342	14,295	781	661	1,315	3,548	134	831	(1,214)
Net unrealized appreciation (depreciation) on investments	(354)	(13,378)	(1,011)	(802)	(2,989)	(8,061)	(126)	(765)	(20,941)
Net realized and unrealized gain (loss) on investments	(12)	917	(230)	(141)	(1,674)	(4,513)	8	66	(22,155)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(46)	$102	$(268)	$(167)	$(1,475)	$(3,968)	$2	$(36)	$(12,518)

The accompanying notes are an integral part of these financial statements.
FSA-31

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	MFS Variable Insurance Trust	MFS Variable Insurance Trust II				Oppenheimer Variable Account Funds
	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA SC
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$2,900	$—	$245	$10	$156	$26	$—	$—	$—
Expenses
Mortality and expense risk and administrative charges	2,433	5	247	23	417	108	686	39	9
Net investment income (loss)	467	(5)	(2)	(13)	(261)	(82)	(686)	(39)	(9)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	6,737	10	965	21	551	126	2,658	7	112
Capital gain distributions	15,101	—	304	100	2,758	605	5,777	377	130
Net realized gain (loss) on investments	21,838	10	1,269	121	3,309	731	8,435	384	242
Net unrealized appreciation (depreciation) on investments	(46,634)	(85)	(4,089)	(105)	(2,627)	(1,110)	(9,220)	(508)	(266)
Net realized and unrealized gain (loss) on investments	(24,796)	(75)	(2,820)	16	682	(379)	(785)	(124)	(24)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,329)	$(80)	$(2,822)	$3	$421	$(461)	$(1,471)	$(163)	$(33)

The accompanying notes are an integral part of these financial statements.
FSA-32

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Oppenheimer Variable Account Funds							PIMCO Variable Insurance Trust
	Oppenheimer Global Fund/VA	Oppenheimer Global Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Government Money Fund/VA	Oppenheimer Main Street Fund/VA	Oppenheimer Main Street Fund/VA SC	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	PIMCO VIT Long-Term US Government Advisor
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$88	$2,840	$496	$16,066	$13,905	$101	$808	$134	$127	$431
Expenses
Mortality and expense risk and administrative charges	116	3,898	139	3,877	9,650	114	869	64	94	223
Net investment income (loss)	(28)	(1,058)	357	12,189	4,255	(13)	(61)	70	33	208
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	447	33,838	17	(1,214)	—	187	(187)	557	(6)	(72)
Capital gain distributions	625	26,488	—	—	—	756	7,875	—	146	87
Net realized gain (loss) on investments	1,072	60,326	17	(1,214)	—	943	7,688	557	140	15
Net unrealized appreciation (depreciation) on investments	(2,278)	(99,165)	(961)	(31,172)	—	(1,647)	(14,907)	(926)	(906)	(965)
Net realized and unrealized gain (loss) on investments	(1,206)	(38,839)	(944)	(32,386)	—	(704)	(7,219)	(369)	(766)	(950)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,234)	$(39,897)	$(587)	$(20,197)	$4,255	$(717)	$(7,280)	$(299)	$(733)	$(742)

The accompanying notes are an integral part of these financial statements.
FSA-33

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	PIMCO Variable Insurance Trust				Royce Capital Fund		Rydex Variable Trust		The Universal Institutional Funds, Inc.	VanEck Worldwide Insurance Trust
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Rydex Commodities Strategy	Rydex Inverse Government Long Bond	Morgan Stanley VIF, Inc. Global Real Estate II	VanEck Global Hard Asset
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
Investment Income
Dividend income	$2,303	$8,546	$1,489	$20,780	$—	$291	$—	$—	$270	$—
Expenses
Mortality and expense risk and administrative charges	1,370	4,009	830	9,452	268	2,298	—	—	108	4
Net investment income (loss)	933	4,537	659	11,328	(268)	(2,007)	—	—	162	(4)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investments	(166)	(2,367)	29	(2,869)	(159)	4,728	—	—	123	4
Capital gain distributions	—	—	92	9,898	567	1,192	—	—	—	—
Net realized gain (loss) on investments	(166)	(2,367)	121	7,029	408	5,920	—	—	123	4
Net unrealized appreciation (depreciation) on investments	(1,825)	(14,616)	(600)	(34,139)	(1,271)	(13,149)	(1)	—	(1,103)	(73)
Net realized and unrealized gain (loss) on investments	(1,991)	(16,983)	(479)	(27,110)	(863)	(7,229)	(1)	—	(980)	(69)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,058)	$(12,446)	$180	$(15,782)	$(1,131)	$(9,236)	$(1)	$—	$(818)	$(73)

The accompanying notes are an integral part of these financial statements.
FSA-34

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018
($ in thousands)

	American Funds Insurance Series
	American Funds Asset Allocation Class 2	American Funds Asset Allocation Class 4	American Funds Blue Chip Income & Growth Class 2	American Funds Blue Chip Income & Growth Class 4	American Funds Bond Class 4	American Funds Capital Income Builder Class 4	American Funds Global Growth Class 2	American Funds Global Growth Class 4	American Funds Global Growth & Income Class 4
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$460	$25	$137	$7	$17	$21	$(131)	$(60)	$9
Net realized gain (loss) on investments	5,179	255	971	98	1	2	4,887	561	71
Net unrealized appreciation (depreciation) on investments	(9,613)	(705)	(2,349)	(232)	(20)	(139)	(10,722)	(1,398)	(241)
Net increase (decrease) in net assets resulting from operations	(3,974)	(425)	(1,241)	(127)	(2)	(116)	(5,966)	(897)	(161)
From Variable Annuity Contract Transactions
Contract owners' net payments	481	595	914	356	514	714	3,607	1,043	114
Contract maintenance fees	(703)	(48)	(81)	(11)	(5)	(12)	(806)	(88)	(1)
Contract owners' benefits	(6,787)	(218)	(236)	(145)	(20)	(37)	(1,861)	(404)	(20)
Transfer (to) from other portfolios	(4,575)	1,716	1,081	(6)	438	595	1,427	431	834
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(11,584)	2,045	1,678	194	927	1,260	2,367	982	927
Total increase (decrease) in net assets	(15,558)	1,620	437	67	925	1,144	(3,599)	85	766
Net Assets
Beginning of period	83,402	5,173	11,511	1,109	294	529	59,095	7,571	356
End of period	$67,844	$6,793	$11,948	$1,176	$1,219	$1,673	$55,496	$7,656	$1,122

The accompanying notes are an integral part of these financial statements.
FSA-35

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	American Funds Insurance Series
	American Funds Global Small Capitalization Class 2	American Funds Global Small Capitalization Class 4	American Funds Growth Class 2	American Funds Growth Class 4	American Funds Growth- Income Class 4	American Funds International Class 2	American Funds International Class 4	American Funds IS Bond Fund Class 2	American Funds IS Capital Income Builder Class 2
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$(10)	$(4)	$(49)	$(29)	$18	$39	$1	$36	$34
Net realized gain (loss) on investments	54	13	1,090	350	109	157	10	1	3
Net unrealized appreciation (depreciation) on investments	(232)	(48)	(1,286)	(661)	(330)	(818)	(46)	(37)	(170)
Net increase (decrease) in net assets resulting from operations	(188)	(39)	(245)	(340)	(203)	(622)	(35)	—	(133)
From Variable Annuity Contract Transactions
Contract owners' net payments	305	50	1,135	979	635	221	74	455	97
Contract maintenance fees	(6)	—	(73)	(14)	(2)	(16)	—	(6)	(5)
Contract owners' benefits	(25)	(13)	(242)	(82)	(61)	(60)	(1)	(25)	(3)
Transfer (to) from other portfolios	340	69	943	2,794	1,785	1,458	69	1,141	1,685
Net increase (decrease) in net assets resulting from variable annuity contract transactions	614	106	1,763	3,677	2,357	1,603	142	1,565	1,774
Total increase (decrease) in net assets	426	67	1,518	3,337	2,154	981	107	1,565	1,641
Net Assets
Beginning of period	942	203	9,234	2,366	948	2,890	74	617	420
End of period	$1,368	$270	$10,752	$5,703	$3,102	$3,871	$181	$2,182	$2,061

The accompanying notes are an integral part of these financial statements.
FSA-36

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	American Funds Insurance Series						Calvert Variable Series, Inc.	Fidelity Variable Insurance Products
	American Funds IS Global Growth and Income Fund Class 2	American Funds IS Growth- Income Fund Class 2	American Funds IS US Government/ AAA-Rated Securities Fund Class 2	American Funds New World Class 2	American Funds New World Class 4	American Funds US Government/ AAA-Rated Securities Class 4	Calvert VP SRI Balanced	Fidelity Contrafund Portfolio SC2
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$11	$8	$5	$1	$—	$5	$5	$(2,229)
Net realized gain (loss) on investments	51	56	—	76	2	—	115	45,139
Net unrealized appreciation (depreciation) on investments	(193)	(143)	3	(562)	(17)	—	(169)	(52,986)
Net increase (decrease) in net assets resulting from operations	(131)	(79)	8	(485)	(15)	5	(49)	(10,076)
From Variable Annuity Contract Transactions
Contract owners' net payments	231	294	170	577	18	359	—	3,712
Contract maintenance fees	(2)	(2)	(1)	(14)	—	(3)	—	(2,896)
Contract owners' benefits	(2)	(6)	—	(52)	(3)	(5)	(28)	(24,322)
Transfer (to) from other portfolios	743	652	212	494	10	6	(17)	(140,535)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	970	938	381	1,005	25	357	(45)	(164,041)
Total increase (decrease) in net assets	839	859	389	520	10	362	(94)	(174,117)
Net Assets
Beginning of period	187	212	25	2,424	70	138	1,253	313,071
End of period	$1,026	$1,071	$414	$2,944	$80	$500	$1,159	$138,954

The accompanying notes are an integral part of these financial statements.
FSA-37

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Fidelity Variable Insurance Products							Franklin Templeton Variable Insurance Products Trust
	Fidelity Equity Income SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Fidelity Growth Portfolio SC2	Fidelity Index 500 Portfolio SC2	Fidelity Investment Grade Bonds SC2	Fidelity Mid Cap SC2	Franklin Flex Cap Growth VIP CL 2	Franklin Income VIP CL 2
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$66	$2	$13	$(31)	$(998)	$3,226	$(2,534)	$(298)	$8,615
Net realized gain (loss) on investments	437	41	62	811	86,801	1,299	47,392	5,645	2,736
Net unrealized appreciation (depreciation) on investments	(1,130)	(105)	(210)	(758)	(101,734)	(9,532)	(74,636)	(4,260)	(20,198)
Net increase (decrease) in net assets resulting from operations	(627)	(62)	(135)	22	(15,931)	(5,007)	(29,778)	1,087	(8,847)
From Variable Annuity Contract Transactions
Contract owners' net payments	14	1	3	2	55,943	5,499	6,955	533	2,831
Contract maintenance fees	(48)	(8)	(17)	(11)	(2,893)	(3,286)	(3,335)	(271)	(1,852)
Contract owners' benefits	(874)	(259)	(32)	(876)	(29,204)	(20,269)	(25,223)	(2,363)	(20,671)
Transfer (to) from other portfolios	(123)	1	663	154	(425,987)	13,426	(187,886)	(11,627)	(80,980)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,031)	(265)	617	(731)	(402,141)	(4,630)	(209,489)	(13,728)	(100,672)
Total increase (decrease) in net assets	(1,658)	(327)	482	(709)	(418,072)	(9,637)	(239,267)	(12,641)	(109,519)
Net Assets
Beginning of period	7,623	1,245	1,808	3,332	629,068	269,099	370,920	27,018	239,079
End of period	$5,965	$918	$2,290	$2,623	$210,996	$259,462	$131,653	$14,377	$129,560

The accompanying notes are an integral part of these financial statements.
FSA-38

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Franklin Templeton Variable Insurance Products Trust
	Franklin Mutual Global Discovery VIP CL 2	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin Strategic Income VIP CL 2	Franklin US Government Securities VIP CL 2	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$18	$10,003	$865	$(110)	$(369)	$16	$8,654	$(60)	$1,753
Net realized gain (loss) on investments	(10)	14,247	34,465	6,466	3,531	(1)	(3,025)	3,705	2,338
Net unrealized appreciation (depreciation) on investments	(162)	(80,251)	(51,571)	(12,139)	(3,846)	(44)	(9,911)	(4,934)	(20,375)
Net increase (decrease) in net assets resulting from operations	(154)	(56,001)	(16,241)	(5,783)	(684)	(29)	(4,282)	(1,289)	(16,284)
From Variable Annuity Contract Transactions
Contract owners' net payments	183	4,457	3,491	814	468	183	2,777	529	390
Contract maintenance fees	(4)	(7,163)	(3,886)	(511)	(298)	(2)	(6,392)	(62)	(979)
Contract owners' benefits	(22)	(60,589)	(34,019)	(6,353)	(3,229)	(5)	(47,681)	(434)	(10,977)
Transfer (to) from other portfolios	134	(248,090)	(149,282)	(15,357)	(14,976)	120	12,741	(14,595)	(15,281)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	291	(311,385)	(183,696)	(21,407)	(18,035)	296	(38,555)	(14,562)	(26,847)
Total increase (decrease) in net assets	137	(367,386)	(199,937)	(27,190)	(18,719)	267	(42,837)	(15,851)	(43,131)
Net Assets
Beginning of period	1,010	760,362	405,590	59,518	34,548	790	534,690	17,958	120,513
End of period	$1,147	$392,976	$205,653	$32,328	$15,829	$1,057	$491,853	$2,107	$77,382

The accompanying notes are an integral part of these financial statements.
FSA-39

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Franklin Templeton Variable Insurance Products Trust		Goldman Sachs Variable Insurance Trust
	Templeton Global Bond VIP Fund CL 2	Templeton Growth VIP CL 2	Goldman Sachs Global Trends Allocation Fund SC	Goldman Sachs International Equity Insights	Goldman Sachs International Equity Insights SC	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$(3,669)	$1,160	$(59)	$214	$278	$34	$(144)	$21	$(1,265)
Net realized gain (loss) on investments	(2,391)	14,235	144	3,996	9,939	2,336	5,898	795	16,870
Net unrealized appreciation (depreciation) on investments	8,763	(34,186)	(512)	(8,812)	(18,255)	(6,329)	(17,434)	(1,497)	(26,998)
Net increase (decrease) in net assets resulting from operations	2,703	(18,791)	(427)	(4,602)	(8,038)	(3,959)	(11,680)	(681)	(11,393)
From Variable Annuity Contract Transactions
Contract owners' net payments	2,517	569	231	197	313	266	223	25	1,198
Contract maintenance fees	(3,985)	(1,109)	(97)	(101)	(548)	(60)	(1,481)	(8)	(1,760)
Contract owners' benefits	(29,616)	(14,598)	(703)	(3,064)	(4,496)	(5,112)	(13,747)	(734)	(12,378)
Transfer (to) from other portfolios	5,174	(14,939)	533	427	(4,322)	(462)	(6,169)	(40)	(91,649)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(25,910)	(30,077)	(36)	(2,541)	(9,053)	(5,368)	(21,174)	(757)	(104,589)
Total increase (decrease) in net assets	(23,207)	(48,868)	(463)	(7,143)	(17,091)	(9,327)	(32,854)	(1,438)	(115,982)
Net Assets
Beginning of period	332,340	141,961	7,565	29,100	55,115	46,632	136,488	6,819	175,683
End of period	$309,133	$93,093	$7,102	$21,957	$38,024	$37,305	$103,634	$5,381	$59,701
The accompanying notes are an integral part of these financial statements.
FSA-40

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Goldman Sachs Variable Insurance Trust								Guggenheim Variable Fund
	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income Fund SC	Goldman Sachs VIT Growth Opportunities SC	Guggenheim Floating Rate Strategies (Series F)
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$(209)	$(112)	$(243)	$(2,189)	$(51)	$(3)	$645	$(728)	$78
Net realized gain (loss) on investments	3,828	3,391	16,596	78,243	4,836	142	(11)	33,762	(3)
Net unrealized appreciation (depreciation) on investments	(5,720)	(4,491)	(16,601)	(73,242)	(6,700)	(194)	(1,154)	(35,090)	(156)
Net increase (decrease) in net assets resulting from operations	(2,101)	(1,212)	(248)	2,812	(1,915)	(55)	(520)	(2,056)	(81)
From Variable Annuity Contract Transactions
Contract owners' net payments	87	16	192	1,402	229	1	849	421	272
Contract maintenance fees	(45)	(220)	(54)	(2,220)	(16)	(10)	(400)	(627)	(2)
Contract owners' benefits	(2,835)	(1,755)	(4,731)	(18,751)	(3,957)	(61)	(1,331)	(7,859)	(110)
Transfer (to) from other portfolios	(505)	(1,521)	(867)	(92,791)	(560)	134	965	(10,425)	(128)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,298)	(3,480)	(5,460)	(112,360)	(4,304)	64	83	(18,490)	32
Total increase (decrease) in net assets	(5,399)	(4,692)	(5,708)	(109,548)	(6,219)	9	(437)	(20,546)	(49)
Net Assets
Beginning of period	26,763	18,725	33,382	205,502	31,997	688	27,737	67,966	4,108
End of period	$21,364	$14,033	$27,674	$95,954	$25,778	$697	$27,300	$47,420	$4,059

The accompanying notes are an integral part of these financial statements.
FSA-41

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Guggenheim Variable Fund			Invesco Variable Insurance Funds
	Guggenheim Global Managed Futures Strategy	Guggenheim Long Short Equity	Guggenheim Multi-Hedge Strategies	Invesco VI American Franchise I	Invesco VI American Franchise II	Invesco VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Comstock I
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$(4)	$(3)	$(7)	$(73)	$(34)	$(636)	$(70)	$134
Net realized gain (loss) on investments	—	39	—	469	330	9,993	7,500	3,750
Net unrealized appreciation (depreciation) on investments	(37)	(81)	(38)	(601)	(424)	(17,005)	(14,234)	(7,355)
Net increase (decrease) in net assets resulting from operations	(41)	(45)	(45)	(205)	(128)	(7,648)	(6,804)	(3,471)
From Variable Annuity Contract Transactions
Contract owners' net payments	—	—	6	32	3	2,338	301	78
Contract maintenance fees	—	—	(1)	(1)	(10)	(1,000)	(1,025)	(9)
Contract owners' benefits	(11)	(9)	(19)	(583)	(244)	(4,526)	(7,537)	(3,184)
Transfer (to) from other portfolios	19	69	17	(108)	21	(33,288)	6,011	(696)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	8	60	3	(660)	(230)	(36,476)	(2,250)	(3,811)
Total increase (decrease) in net assets	(33)	15	(42)	(865)	(358)	(44,124)	(9,054)	(7,282)
Net Assets
Beginning of period	396	294	754	6,026	3,188	90,291	85,396	29,936
End of period	$363	$309	$712	$5,161	$2,830	$46,167	$76,342	$22,654

The accompanying notes are an integral part of these financial statements.
FSA-42

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Invesco Variable Insurance Funds
	Invesco VI Comstock II	Invesco VI Equity and Income II	Invesco VI Global Real Estate II	Invesco VI Government Securities II	Invesco VI Growth & Income I	Invesco VI Growth & Income II	Invesco VI International Growth II	Invesco VI Mid-Cap Growth II	Invesco VI Small Cap Equity II
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$744	$2,710	$465	$1,431	$241	$5,722	$106	$(419)	$(150)
Net realized gain (loss) on investments	26,180	19,840	(1,134)	(224)	3,621	61,044	7,086	5,346	1,080
Net unrealized appreciation (depreciation) on investments	(46,830)	(43,652)	(819)	(2,077)	(8,287)	(132,307)	(14,814)	(6,370)	(2,535)
Net increase (decrease) in net assets resulting from operations	(19,906)	(21,102)	(1,488)	(870)	(4,425)	(65,541)	(7,622)	(1,443)	(1,605)
From Variable Annuity Contract Transactions
Contract owners' net payments	1,267	1,785	342	3,671	127	3,014	2,613	449	780
Contract maintenance fees	(1,569)	(2,575)	(101)	(1,681)	(9)	(7,664)	(473)	(345)	(135)
Contract owners' benefits	(19,006)	(21,554)	(705)	(10,508)	(4,009)	(58,371)	(4,057)	(3,771)	(834)
Transfer (to) from other portfolios	(37,740)	(108,197)	(10,779)	7,011	(456)	(360,535)	(50,173)	(9,644)	(7,551)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(57,048)	(130,541)	(11,243)	(1,507)	(4,347)	(423,556)	(52,090)	(13,311)	(7,740)
Total increase (decrease) in net assets	(76,954)	(151,643)	(12,731)	(2,377)	(8,772)	(489,097)	(59,712)	(14,754)	(9,345)
Net Assets
Beginning of period	202,996	288,949	18,081	137,102	34,826	780,598	90,138	40,574	16,795
End of period	$126,042	$137,306	$5,350	$134,725	$26,054	$291,501	$30,426	$25,820	$7,450

The accompanying notes are an integral part of these financial statements.
FSA-43

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Clayton Street Trust			Legg Mason Partners Variable Equity Trust			Lord Abbett Series Fund, Inc.
	Protective Life Dynamic Allocation Series - Conservative	Protective Life Dynamic Allocation Series - Growth	Protective Life Dynamic Allocation Series - Moderate	ClearBridge Variable Mid Cap Portfolio Class II	ClearBridge Variable Small Cap Growth II	QS Legg Mason Dynamic Multi-Strategy VIT II	Lord Abbett Bond Debenture VC	Lord Abbett Calibrated Dividend Growth VC	Lord Abbett Classic Stock VC
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$39	$52	$393	$(637)	$(283)	$15	$19,860	$510	$(201)
Net realized gain (loss) on investments	16	49	46	3,450	4,350	57	13,612	10,081	3,883
Net unrealized appreciation (depreciation) on investments	(907)	(3,945)	(6,263)	(9,300)	(3,106)	(2,472)	(65,941)	(15,754)	(4,794)
Net increase (decrease) in net assets resulting from operations	(852)	(3,844)	(5,824)	(6,487)	961	(2,400)	(32,469)	(5,163)	(1,112)
From Variable Annuity Contract Transactions
Contract owners' net payments	1,919	8,701	31,872	563	581	192	4,623	2,866	239
Contract maintenance fees	(266)	(99)	(1,839)	(674)	(239)	(390)	(7,924)	(1,113)	(307)
Contract owners' benefits	(1,102)	(2,791)	(4,544)	(5,335)	(2,865)	(1,520)	(57,372)	(7,784)	(2,237)
Transfer (to) from other portfolios	8,672	16,618	31,174	(35,273)	(8,839)	105	12,982	(22,299)	(15,752)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	9,223	22,429	56,663	(40,719)	(11,362)	(1,613)	(47,691)	(28,330)	(18,057)
Total increase (decrease) in net assets	8,371	18,585	50,839	(47,206)	(10,401)	(4,013)	(80,160)	(33,493)	(19,169)
Net Assets
Beginning of period	18,884	51,869	112,089	72,310	22,706	29,362	672,287	111,560	31,026
End of period	$27,255	$70,454	$162,928	$25,104	$12,305	$25,349	$592,127	$78,067	$11,857

The accompanying notes are an integral part of these financial statements.
FSA-44

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Lord Abbett Series Fund, Inc.					MFS Variable Insurance Trust
	Lord Abbett Growth & Income VC	Lord Abbett Growth Opportunities VC	Lord Abbett International Opportunities VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Series Fundamental Equity VC	MFS Growth Series IC	MFS Growth Series SC	MFS Investors Trust IC	MFS Investors Trust SC
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$173	$(764)	$(14)	$(260)	$(565)	$(74)	$(537)	$(55)	$(442)
Net realized gain (loss) on investments	7,439	17,537	3,092	1,686	25,444	499	7,625	550	5,598
Net unrealized appreciation (depreciation) on investments	(14,571)	(17,147)	(9,645)	(10,982)	(42,407)	(316)	(5,506)	(939)	(8,798)
Net increase (decrease) in net assets resulting from operations	(6,959)	(374)	(6,567)	(9,556)	(17,528)	109	1,582	(444)	(3,642)
From Variable Annuity Contract Transactions
Contract owners' net payments	333	435	29	684	738	49	188	30	189
Contract maintenance fees	(424)	(948)	(288)	(371)	(2,505)	(2)	(381)	(3)	(574)
Contract owners' benefits	(9,657)	(5,700)	(2,726)	(7,057)	(18,531)	(607)	(5,834)	(854)	(7,743)
Transfer (to) from other portfolios	(2,855)	(51,644)	1,613	(6,633)	(115,392)	87	(4,483)	(50)	(3,214)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(12,603)	(57,857)	(1,372)	(13,377)	(135,690)	(473)	(10,510)	(877)	(11,342)
Total increase (decrease) in net assets	(19,562)	(58,231)	(7,939)	(22,933)	(153,218)	(364)	(8,928)	(1,321)	(14,984)
Net Assets
Beginning of period	87,445	88,278	28,657	69,825	255,340	5,354	53,088	7,660	69,445
End of period	$67,883	$30,047	$20,718	$46,892	$102,122	$4,990	$44,160	$6,339	$54,461

The accompanying notes are an integral part of these financial statements.
FSA-45

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	MFS Variable Insurance Trust
	MFS New Discovery IC	MFS New Discovery SC	MFS Research IC	MFS Research SC	MFS Total Return IC	MFS Total Return SC	MFS Utilities IC	MFS Utilities SC	MFS VIT Total Return Bond SC
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$(34)	$(815)	$(38)	$(26)	$199	$545	$(6)	$(102)	$9,637
Net realized gain (loss) on investments	342	14,295	781	661	1,315	3,548	134	831	(1,214)
Net unrealized appreciation (depreciation) on investments	(354)	(13,378)	(1,011)	(802)	(2,989)	(8,061)	(126)	(765)	(20,941)
Net increase (decrease) in net assets resulting from operations	(46)	102	(268)	(167)	(1,475)	(3,968)	2	(36)	(12,518)
From Variable Annuity Contract Transactions
Contract owners' net payments	9	290	9	3	379	119	1	89	1,483
Contract maintenance fees	(1)	(756)	(3)	(27)	(7)	(370)	(1)	(288)	(5,788)
Contract owners' benefits	(212)	(8,670)	(695)	(531)	(2,891)	(7,115)	(464)	(4,298)	(51,185)
Transfer (to) from other portfolios	1	(9,672)	(118)	(333)	295	(420)	(3)	(972)	10,006
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(203)	(18,808)	(807)	(888)	(2,224)	(7,786)	(467)	(5,469)	(45,484)
Total increase (decrease) in net assets	(249)	(18,706)	(1,075)	(1,055)	(3,699)	(11,754)	(465)	(5,505)	(58,002)
Net Assets
Beginning of period	2,300	77,142	5,944	4,475	23,270	64,256	2,920	33,093	522,114
End of period	$2,051	$58,436	$4,869	$3,420	$19,571	$52,502	$2,455	$27,588	$464,112

The accompanying notes are an integral part of these financial statements.
FSA-46

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	MFS Variable Insurance Trust	MFS Variable Insurance Trust II				Oppenheimer Variable Account Funds
	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA SC
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$467	$(5)	$(2)	$(13)	$(261)	$(82)	$(686)	$(39)	$(9)
Net realized gain (loss) on investments	21,838	10	1,269	121	3,309	731	8,435	384	242
Net unrealized appreciation (depreciation) on investments	(46,634)	(85)	(4,089)	(105)	(2,627)	(1,110)	(9,220)	(508)	(266)
Net increase (decrease) in net assets resulting from operations	(24,329)	(80)	(2,822)	3	421	(461)	(1,471)	(163)	(33)
From Variable Annuity Contract Transactions
Contract owners' net payments	722	1	226	1	43	7	459	11	122
Contract maintenance fees	(1,996)	(3)	(142)	(1)	(548)	(4)	(804)	(2)	(6)
Contract owners' benefits	(25,881)	(10)	(2,574)	(197)	(4,906)	(1,049)	(5,312)	(252)	(433)
Transfer (to) from other portfolios	(3,451)	(47)	(273)	(35)	(4,647)	(156)	(40,625)	(61)	75
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(30,606)	(59)	(2,763)	(232)	(10,058)	(1,202)	(46,282)	(304)	(242)
Total increase (decrease) in net assets	(54,935)	(139)	(5,585)	(229)	(9,637)	(1,663)	(47,753)	(467)	(275)
Net Assets
Beginning of period	243,337	588	29,487	1,765	50,192	8,348	76,611	2,700	927
End of period	$188,402	$449	$23,902	$1,536	$40,555	$6,685	$28,858	$2,233	$652

The accompanying notes are an integral part of these financial statements.
FSA-47

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	Oppenheimer Variable Account Funds							PIMCO Variable Insurance Trust
	Oppenheimer Global Fund/VA	Oppenheimer Global Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Government Money Fund/VA	Oppenheimer Main Street Fund/VA	Oppenheimer Main Street Fund/VA SC	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	PIMCO VIT Long-Term US Government Advisor
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$(28)	$(1,058)	$357	$12,189	$4,255	$(13)	$(61)	$70	$33	$208
Net realized gain (loss) on investments	1,072	60,326	17	(1,214)	—	943	7,688	557	140	15
Net unrealized appreciation (depreciation) on investments	(2,278)	(99,165)	(961)	(31,172)	—	(1,647)	(14,907)	(926)	(906)	(965)
Net increase (decrease) in net assets resulting from operations	(1,234)	(39,897)	(587)	(20,197)	4,255	(717)	(7,280)	(299)	(733)	(742)
From Variable Annuity Contract Transactions
Contract owners' net payments	307	2,863	25	1,140	4,659	46	3,694	339	59	337
Contract maintenance fees	(3)	(3,712)	(5)	(4,279)	(14,275)	(3)	(1,119)	(52)	(84)	(236)
Contract owners' benefits	(1,203)	(36,205)	(1,480)	(35,447)	(80,893)	(909)	(4,887)	(591)	(452)	(1,769)
Transfer (to) from other portfolios	(133)	(129,442)	2	11,696	2,678,235	(328)	(17,557)	(7,037)	1,629	700
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,032)	(166,496)	(1,458)	(26,890)	2,587,726	(1,194)	(19,869)	(7,341)	1,152	(968)
Total increase (decrease) in net assets	(2,266)	(206,393)	(2,045)	(47,087)	2,591,981	(1,911)	(27,149)	(7,640)	419	(1,710)
Net Assets
Beginning of period	9,783	410,949	11,143	374,253	377,404	9,180	92,333	9,406	5,988	20,196
End of period	$7,517	$204,556	$9,098	$327,166	$2,969,385	$7,269	$65,184	$1,766	$6,407	$18,486

The accompanying notes are an integral part of these financial statements.
FSA-48

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2018
($ in thousands)

	PIMCO Variable Insurance Trust				Royce Capital Fund		Rydex Variable Trust		The Universal Institutional Funds, Inc.	VanEck Worldwide Insurance Trust
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Rydex Commodities Strategy	Rydex Inverse Government Long Bond	Morgan Stanley VIF, Inc. Global Real Estate II	VanEck Global Hard Asset
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018
From Operations
Net investment income (loss)	$933	$4,537	$659	$11,328	$(268)	$(2,007)	$—	$—	$162	$(4)
Net realized gain (loss) on investments	(166)	(2,367)	121	7,029	408	5,920	—	—	123	4
Net unrealized appreciation (depreciation) on investments	(1,825)	(14,616)	(600)	(34,139)	(1,271)	(13,149)	(1)	—	(1,103)	(73)
Net increase (decrease) in net assets resulting from operations	(1,058)	(12,446)	180	(15,782)	(1,131)	(9,236)	(1)	—	(818)	(73)
From Variable Annuity Contract Transactions
Contract owners' net payments	3,865	1,128	374	6,192	348	1,195	—	—	9	—
Contract maintenance fees	(1,638)	(4,760)	(879)	(10,632)	(267)	(2,471)	—	—	(95)	—
Contract owners' benefits	(9,480)	(29,443)	(7,904)	(78,252)	(2,505)	(17,294)	—	—	(879)	(31)
Transfer (to) from other portfolios	8,512	8,359	7,836	24,991	(12,752)	(126,324)	—	—	(333)	(2)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,259	(24,716)	(573)	(57,701)	(15,176)	(144,894)	—	—	(1,298)	(33)
Total increase (decrease) in net assets	201	(37,162)	(393)	(73,483)	(16,307)	(154,130)	(1)	—	(2,116)	(106)
Net Assets
Beginning of period	125,706	374,317	72,550	886,921	27,193	238,660	10	7	9,382	246
End of period	$125,907	$337,155	$72,157	$813,438	$10,886	$84,530	$9	$7	$7,266	$140

The accompanying notes are an integral part of these financial statements.
FSA-49

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2017
($ in thousands)

	American Funds Insurance Series
	American Funds Asset Allocation Class 2	American Funds Asset Allocation Class 4	American Funds Blue Chip Income & Growth Class 2	American Funds Blue Chip Income & Growth Class 4	American Funds Bond Class 4	American Funds Capital Income Builder Class 4	American Funds Global Growth Class 2	American Funds Global Growth Class 4	American Funds Global Growth & Income Class 4
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	3/23/2017 to 12/31/2017	2/17/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	3/7/2017 to 12/31/2017
From Operations
Net investment income (loss)	$440	$15	$127	$7	$3	$4	$(109)	$(44)	$5
Net realized gain (loss) on investments	5,034	180	356	33	1	—	1,996	202	3
Net unrealized appreciation (depreciation) on investments	5,977	282	961	95	(5)	11	11,419	1,435	23
Net increase (decrease) in net assets resulting from operations	11,451	477	1,444	135	(1)	15	13,306	1,593	31
From Variable Annuity Contract Transactions
Contract owners' net payments	1,342	1,694	1,540	357	220	339	4,680	1,652	129
Contract maintenance fees	(717)	(37)	(66)	(8)	(1)	(1)	(728)	(74)	—
Contract owners' benefits	(7,102)	(252)	(191)	(64)	(3)	(2)	(1,262)	(443)	—
Transfer (to) from other portfolios	642	907	1,658	(72)	79	178	2,803	39	196
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(5,835)	2,312	2,941	213	295	514	5,493	1,174	325
Total increase (decrease) in net assets	5,616	2,789	4,385	348	294	529	18,799	2,767	356
Net Assets
Beginning of period	77,786	2,384	7,126	761	—	—	40,296	4,804	—
End of period	$83,402	$5,173	$11,511	$1,109	$294	$529	$59,095	$7,571	$356

The accompanying notes are an integral part of these financial statements.
FSA-50

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	American Funds Insurance Series
	American Funds Global Small Capitalization Class 2	American Funds Global Small Capitalization Class 4	American Funds Growth Class 2	American Funds Growth Class 4	American Funds Growth- Income Class 4	American Funds International Class 2	American Funds International Class 4	American Funds IS Bond Fund Class 2	American Funds IS Capital Income Builder Class 2
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	2/8/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	5/26/2017 to 12/31/2017	5/5/2017 to 12/31/2017
From Operations
Net investment income (loss)	$(3)	$(1)	$(25)	$(3)	$5	$13	$1	$7	$3
Net realized gain (loss) on investments	2	—	711	57	33	24	—	1	—
Net unrealized appreciation (depreciation) on investments	159	27	986	131	52	475	3	(7)	6
Net increase (decrease) in net assets resulting from operations	158	26	1,672	185	90	512	4	1	9
From Variable Annuity Contract Transactions
Contract owners' net payments	154	93	1,921	1,395	397	743	18	492	292
Contract maintenance fees	(4)	—	(55)	(7)	—	(10)	—	—	(1)
Contract owners' benefits	(3)	(14)	(154)	(43)	(6)	(34)	(1)	—	—
Transfer (to) from other portfolios	112	48	806	458	467	500	49	124	120
Net increase (decrease) in net assets resulting from variable annuity contract transactions	259	127	2,518	1,803	858	1,199	66	616	411
Total increase (decrease) in net assets	417	153	4,190	1,988	948	1,711	70	617	420
Net Assets
Beginning of period	525	50	5,044	378	—	1,179	4	—	—
End of period	$942	$203	$9,234	$2,366	$948	$2,890	$74	$617	$420

The accompanying notes are an integral part of these financial statements.
FSA-51

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	American Funds Insurance Series						Calvert Variable Series, Inc.	Fidelity Variable Insurance Products
	American Funds IS Global Growth and Income Fund Class 2	American Funds IS Growth- Income Fund Class 2	American Funds IS US Government/ AAA-Rated Securities Fund Class 2	American Funds New World Class 2	American Funds New World Class 4	American Funds US Government/ AAA-Rated Securities Class 4	Calvert VP SRI Balanced	Fidelity Contrafund Portfolio SC2
	5/26/2017 to 12/31/2017	6/12/2017 to 12/31/2017	6/20/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	4/12/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$3	$2	$—	$5	$(1)	$—	$7	$(999)
Net realized gain (loss) on investments	—	—	—	1	2	—	23	20,111
Net unrealized appreciation (depreciation) on investments	4	6	—	381	13	(1)	96	36,259
Net increase (decrease) in net assets resulting from operations	7	8	—	387	14	(1)	126	55,371
From Variable Annuity Contract Transactions
Contract owners' net payments	124	171	22	562	—	161	—	4,154
Contract maintenance fees	—	—	—	(8)	—	—	(1)	(3,229)
Contract owners' benefits	—	—	—	(13)	(1)	(1)	(149)	(23,166)
Transfer (to) from other portfolios	56	33	3	484	11	(21)	10	(2,750)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	180	204	25	1,025	10	139	(140)	(24,991)
Total increase (decrease) in net assets	187	212	25	1,412	24	138	(14)	30,380
Net Assets
Beginning of period	—	—	—	1,012	46	—	1,267	282,691
End of period	$187	$212	$25	$2,424	$70	$138	$1,253	$313,071

The accompanying notes are an integral part of these financial statements.
FSA-52

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	Fidelity Variable Insurance Products							Franklin Templeton Variable Insurance Products Trust
	Fidelity Equity Income SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Fidelity Growth Portfolio SC2	Fidelity Index 500 Portfolio SC2	Fidelity Investment Grade Bonds SC2	Fidelity Mid Cap SC2	Franklin Flex Cap Growth VIP CL 2	Franklin Income VIP CL 2
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$32	$5	$3	$(29)	$3,334	$3,119	$(2,017)	$(285)	$7,252
Net realized gain (loss) on investments	304	46	134	283	3,760	1,209	20,635	401	1,026
Net unrealized appreciation (depreciation) on investments	501	80	133	592	94,192	2,934	44,133	5,751	11,035
Net increase (decrease) in net assets resulting from operations	837	131	270	846	101,286	7,262	62,751	5,867	19,313
From Variable Annuity Contract Transactions
Contract owners' net payments	9	1	3	6	56,251	7,771	8,058	334	5,514
Contract maintenance fees	(53)	(8)	(18)	(11)	(2,747)	(3,162)	(3,928)	(276)	(2,099)
Contract owners' benefits	(971)	(102)	(445)	(226)	(26,160)	(16,749)	(23,843)	(2,009)	(19,165)
Transfer (to) from other portfolios	(214)	212	(81)	253	25,748	31,844	(15,110)	(6)	1,679
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,229)	103	(541)	22	53,092	19,704	(34,823)	(1,957)	(14,071)
Total increase (decrease) in net assets	(392)	234	(271)	868	154,378	26,966	27,928	3,910	5,242
Net Assets
Beginning of period	8,015	1,011	2,079	2,464	474,690	242,133	342,992	23,108	233,837
End of period	$7,623	$1,245	$1,808	$3,332	$629,068	$269,099	$370,920	$27,018	$239,079

The accompanying notes are an integral part of these financial statements.
FSA-53

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	Franklin Templeton Variable Insurance Products Trust
	Franklin Mutual Global Discovery VIP CL 2	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin Strategic Income VIP CL 2	Franklin US Government Securities VIP CL 2	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2
	2/3/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/17 to 12/31/2017	1/1/2017 to 12/31/2017	2/22/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$3	$8,908	$1,733	$(344)	$(383)	$7	$8,462	$(15)	$1,829
Net realized gain (loss) on investments	19	36,679	20,018	4,052	3,232	—	(365)	135	1,241
Net unrealized appreciation (depreciation) on investments	(1)	6,702	47,147	813	3,128	(1)	(6,554)	4,620	14,060
Net increase (decrease) in net assets resulting from operations	21	52,289	68,898	4,521	5,977	6	1,543	4,740	17,130
From Variable Annuity Contract Transactions
Contract owners' net payments	763	5,714	4,833	782	911	475	3,172	3,239	760
Contract maintenance fees	(1)	(8,616)	(4,210)	(566)	(321)	—	(6,467)	(131)	(1,160)
Contract owners' benefits	(12)	(56,860)	(29,870)	(4,094)	(3,456)	(10)	(39,684)	(649)	(9,970)
Transfer (to) from other portfolios	239	(7,667)	(9,068)	(25)	395	319	41,643	821	(2,109)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	989	(67,429)	(38,315)	(3,903)	(2,471)	784	(1,336)	3,280	(12,479)
Total increase (decrease) in net assets	1,010	(15,140)	30,583	618	3,506	790	207	8,020	4,651
Net Assets
Beginning of period	—	775,502	375,007	58,900	31,042	—	534,483	9,938	115,862
End of period	$1,010	$760,362	$405,590	$59,518	$34,548	$790	$534,690	$17,958	$120,513
The accompanying notes are an integral part of these financial statements.
FSA-54

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	Franklin Templeton Variable Insurance Products Trust		Goldman Sachs Variable Insurance Trust
	Templeton Global Bond VIP Fund CL 2	Templeton Growth VIP CL 2	Goldman Sachs Global Trends Allocation Fund SC	Goldman Sachs International Equity Insights	Goldman Sachs International Equity Insights SC	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/12017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$(3,859)	$799	$(77)	$217	$364	$207	$427	$(17)	$(1,055)
Net realized gain (loss) on investments	(861)	4,985	234	(699)	2,421	8,490	24,388	461	10,778
Net unrealized appreciation (depreciation) on investments	7,690	16,924	643	6,974	9,038	(4,748)	(13,773)	225	6,207
Net increase (decrease) in net assets resulting from operations	2,970	22,708	800	6,492	11,823	3,949	11,042	669	15,930
From Variable Annuity Contract Transactions
Contract owners' net payments	3,084	287	434	62	340	82	48	12	1,245
Contract maintenance fees	(4,068)	(1,290)	(86)	(111)	(599)	(65)	(1,564)	(8)	(2,141)
Contract owners' benefits	(25,415)	(13,021)	(643)	(3,301)	(4,541)	144	(10,997)	(849)	(11,027)
Transfer (to) from other portfolios	9,709	(8,996)	(105)	(1,079)	3,183	(201)	(997)	(296)	(823)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(16,690)	(23,020)	(400)	(4,429)	(1,617)	(6,478)	(13,510)	(1,141)	(12,746)
Total increase (decrease) in net assets	(13,720)	(312)	400	2,063	10,206	(2,529)	(2,468)	(472)	3,184
Net Assets
Beginning of period	346,060	142,273	7,165	27,037	44,909	49,161	138,956	7,291	172,499
End of period	$332,340	$141,961	$7,565	$29,100	$55,115	$46,632	$136,488	$6,819	$175,683

The accompanying notes are an integral part of these financial statements.
FSA-55

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	Goldman Sachs Variable Insurance Trust								Guggenheim Variable Fund
	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income Fund SC	Goldman Sachs VIT Growth Opportunities SC	Guggenheim Floating Rate Strategies (Series F)
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$(184)	$(95)	$(215)	$(1,799)	$1	$—	$420	$(761)	$89
Net realized gain (loss) on investments	3,300	3,265	3,953	15,372	5,128	104	—	7,632	1
Net unrealized appreciation (depreciation) on investments	(552)	(1,348)	4,559	36,734	1,210	29	118	8,213	5
Net increase (decrease) in net assets resulting from operations	2,564	1,822	8,297	50,307	6,339	133	538	15,084	95
From Variable Annuity Contract Transactions
Contract owners' net payments	41	13	89	1,148	51	1	1,909	83	296
Contract maintenance fees	(48)	(222)	(57)	(2,391)	(16)	(7)	(373)	(647)	(2)
Contract owners' benefits	(3,153)	(1,571)	(4,527)	(14,156)	(3,506)	(45)	(1,289)	(5,585)	(75)
Transfer (to) from other portfolios	(501)	(687)	(755)	(9,932)	(984)	5	2,878	(3,813)	259
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,661)	(2,467)	(5,250)	(25,331)	(4,455)	(46)	3,125	(9,962)	478
Total increase (decrease) in net assets	(1,097)	(645)	3,047	24,976	1,884	87	3,663	5,122	573
Net Assets
Beginning of period	27,860	19,370	30,335	180,526	30,113	601	24,074	62,844	3,535
End of period	$26,763	$18,725	$33,382	$205,502	$31,997	$688	$27,737	$67,966	$4,108

The accompanying notes are an integral part of these financial statements.
FSA-56

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	Guggenheim Variable Fund			Invesco Variable Insurance Funds
	Guggenheim Global Managed Futures Strategy	Guggenheim Long Short Equity	Guggenheim Multi-Hedge Strategies	Invesco VI American Franchise I	Invesco VI American Franchise II	Invesco VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Comstock I
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/12017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$2	$(2)	$(7)	$(67)	$(33)	$(410)	$2,039	$273
Net realized gain (loss) on investments	(1)	3	—	533	410	1,270	5,186	2,327
Net unrealized appreciation (depreciation) on investments	27	36	26	879	359	4,952	(456)	1,820
Net increase (decrease) in net assets resulting from operations	28	37	19	1,345	736	5,812	6,769	4,420
From Variable Annuity Contract Transactions
Contract owners' net payments	24	35	4	9	3	3,327	854	80
Contract maintenance fees	—	—	(1)	(2)	(10)	(1,017)	(988)	(10)
Contract owners' benefits	(2)	(8)	(24)	(687)	(348)	(3,662)	(6,826)	(3,797)
Transfer (to) from other portfolios	(15)	(69)	26	(56)	(140)	3,631	489	(797)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	7	(42)	5	(736)	(495)	2,279	(6,471)	(4,524)
Total increase (decrease) in net assets	35	(5)	24	609	241	8,091	298	(104)
Net Assets
Beginning of period	361	299	730	5,417	2,947	82,200	85,098	30,040
End of period	$396	$294	$754	$6,026	$3,188	$90,291	$85,396	$29,936

The accompanying notes are an integral part of these financial statements.
FSA-57

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	Invesco Variable Insurance Funds
	Invesco VI Comstock II	Invesco VI Equity and Income II	Invesco VI Global Real Estate II	Invesco VI Government Securities II	Invesco VI Growth & Income I	Invesco VI Growth & Income II	Invesco VI International Growth II	Invesco VI Mid-Cap Growth II	Invesco VI Small Cap Equity II
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$1,768	$1,121	$384	$1,318	$98	$1,848	$285	$(438)	$(147)
Net realized gain (loss) on investments	14,017	8,876	137	(35)	2,043	41,762	870	2,945	796
Net unrealized appreciation (depreciation) on investments	14,100	16,271	518	(250)	2,042	49,788	14,316	4,976	1,217
Net increase (decrease) in net assets resulting from operations	29,885	26,268	1,039	1,033	4,183	93,398	15,471	7,483	1,866
From Variable Annuity Contract Transactions
Contract owners' net payments	1,489	2,610	527	5,681	450	2,735	2,040	875	1,016
Contract maintenance fees	(1,683)	(3,036)	(139)	(1,575)	(10)	(9,266)	(967)	(375)	(152)
Contract owners' benefits	(18,075)	(21,196)	(893)	(9,441)	(4,289)	(52,826)	(4,622)	(3,727)	(736)
Transfer (to) from other portfolios	(3,902)	(1,365)	15,109	18,502	(317)	(42,793)	44,578	(501)	478
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(22,171)	(22,987)	14,604	13,167	(4,166)	(102,150)	41,029	(3,728)	606
Total increase (decrease) in net assets	7,714	3,281	15,643	14,200	17	(8,752)	56,500	3,755	2,472
Net Assets
Beginning of period	195,282	285,668	2,438	122,902	34,809	789,350	33,638	36,819	14,323
End of period	$202,996	$288,949	$18,081	$137,102	$34,826	$780,598	$90,138	$40,574	$16,795

The accompanying notes are an integral part of these financial statements.
FSA-58

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	Clayton Street Trust			Legg Mason Partners Variable Equity Trust			Lord Abbett Series Fund, Inc.
	Protective Life Dynamic Allocation Series - Conservative	Protective Life Dynamic Allocation Series - Growth	Protective Life Dynamic Allocation Series - Moderate	ClearBridge Variable Mid Cap Portfolio Class II	ClearBridge Variable Small Cap Growth II	QS Legg Mason Dynamic Multi-Strategy VIT II	Lord Abbett Bond Debenture VC	Lord Abbett Calibrated Dividend Growth VC	Lord Abbett Classic Stock VC
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$7	$(57)	$(18)	$(673)	$(234)	$(91)	$20,204	$725	$(89)
Net realized gain (loss) on investments	9	58	26	4,840	635	270	8,767	6,891	2,816
Net unrealized appreciation (depreciation) on investments	1,339	6,493	8,158	3,394	3,561	3,341	22,249	9,802	1,700
Net increase (decrease) in net assets resulting from operations	1,355	6,494	8,166	7,561	3,962	3,520	51,220	17,418	4,427
From Variable Annuity Contract Transactions
Contract owners' net payments	2,445	9,225	44,274	650	296	130	5,605	3,881	149
Contract maintenance fees	(151)	(72)	(711)	(829)	(204)	(411)	(7,931)	(1,109)	(360)
Contract owners' benefits	(869)	(1,309)	(2,341)	(4,820)	(1,107)	(2,670)	(50,699)	(7,026)	(2,633)
Transfer (to) from other portfolios	7,759	19,569	38,126	(143)	5,599	(3,288)	24,662	905	(1,603)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	9,184	27,413	79,348	(5,142)	4,584	(6,239)	(28,363)	(3,349)	(4,447)
Total increase (decrease) in net assets	10,539	33,907	87,514	2,419	8,546	(2,719)	22,857	14,069	(20)
Net Assets
Beginning of period	8,345	17,962	24,575	69,891	14,160	32,081	649,430	97,491	31,046
End of period	$18,884	$51,869	$112,089	$72,310	$22,706	$29,362	$672,287	$111,560	$31,026

The accompanying notes are an integral part of these financial statements.
FSA-59

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	Lord Abbett Series Fund, Inc.					MFS Variable Insurance Trust
	Lord Abbett Growth & Income VC	Lord Abbett Growth Opportunities VC	Lord Abbett International Opportunities VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Series Fundamental Equity VC	MFS Growth Series IC	MFS Growth Series SC	MFS Investors Trust IC	MFS Investors Trust SC
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$181	$(832)	$33	$(287)	$(184)	$(66)	$(526)	$(48)	$(392)
Net realized gain (loss) on investments	13,230	4,057	4,159	8,486	20,816	553	3,811	438	3,867
Net unrealized appreciation (depreciation) on investments	(3,379)	13,483	4,533	(4,253)	6,419	846	9,997	1,079	9,928
Net increase (decrease) in net assets resulting from operations	10,032	16,708	8,725	3,946	27,051	1,333	13,282	1,469	13,403
From Variable Annuity Contract Transactions
Contract owners' net payments	141	517	36	611	947	16	34	4	97
Contract maintenance fees	(460)	(1,091)	(309)	(418)	(3,111)	(3)	(373)	(3)	(601)
Contract owners' benefits	(10,899)	(5,577)	(2,583)	(7,633)	(17,277)	(899)	(3,991)	(1,026)	(5,406)
Transfer (to) from other portfolios	(2,708)	(1,008)	(1,180)	(116)	(7,050)	(34)	(2,933)	(11)	(4,253)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(13,926)	(7,159)	(4,036)	(7,556)	(26,491)	(920)	(7,263)	(1,036)	(10,163)
Total increase (decrease) in net assets	(3,894)	9,549	4,689	(3,610)	560	413	6,019	433	3,240
Net Assets
Beginning of period	91,339	78,729	23,968	73,435	254,780	4,941	47,069	7,227	66,205
End of period	$87,445	$88,278	$28,657	$69,825	$255,340	$5,354	$53,088	$7,660	$69,445

The accompanying notes are an integral part of these financial statements.
FSA-60

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	MFS Variable Insurance Trust
	MFS New Discovery IC	MFS New Discovery SC	MFS Research IC	MFS Research SC	MFS Total Return IC	MFS Total Return SC	MFS Utilities IC	MFS Utilities SC	MFS VIT Total Return Bond SC
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$(31)	$(839)	$(4)	$2	$254	$704	$86	$1,006	$11,073
Net realized gain (loss) on investments	146	3,313	739	411	1,220	2,842	139	432	180
Net unrealized appreciation (depreciation) on investments	377	14,359	455	462	998	3,101	176	2,909	4,920
Net increase (decrease) in net assets resulting from operations	492	16,833	1,190	875	2,472	6,647	401	4,347	16,173
From Variable Annuity Contract Transactions
Contract owners' net payments	4	51	16	28	12	224	38	57	186
Contract maintenance fees	(1)	(772)	(4)	(29)	(8)	(389)	(1)	(305)	(5,970)
Contract owners' benefits	(355)	(6,403)	(1,225)	(416)	(3,217)	(7,775)	(501)	(3,426)	(40,676)
Transfer (to) from other portfolios	(2)	(5,951)	(56)	(315)	(330)	616	(207)	(1,829)	30,225
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(354)	(13,075)	(1,269)	(732)	(3,543)	(7,324)	(671)	(5,503)	(16,235)
Total increase (decrease) in net assets	138	3,758	(79)	143	(1,071)	(677)	(270)	(1,156)	(62)
Net Assets
Beginning of period	2,162	73,384	6,023	4,332	24,341	64,933	3,190	34,249	522,176
End of period	$2,300	$77,142	$5,944	$4,475	$23,270	$64,256	$2,920	$33,093	$522,114

The accompanying notes are an integral part of these financial statements.
FSA-61

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	MFS Variable Insurance Trust	MFS Variable Insurance Trust II				Oppenheimer Variable Account Funds
	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA SC
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$1,503	$—	$110	$(12)	$(225)	$(87)	$(719)	$(36)	$(9)
Net realized gain (loss) on investments	13,808	8	1,053	97	2,947	797	7,404	340	110
Net unrealized appreciation (depreciation) on investments	20,621	167	5,332	324	9,002	1,053	9,867	314	113
Net increase (decrease) in net assets resulting from operations	35,932	175	6,495	409	11,724	1,763	16,552	618	214
From Variable Annuity Contract Transactions
Contract owners' net payments	145	—	16	14	32	35	995	3	2
Contract maintenance fees	(2,105)	(3)	(150)	(1)	(557)	(4)	(892)	(2)	(6)
Contract owners' benefits	(20,221)	(74)	(1,754)	(234)	(4,555)	(596)	(4,793)	(303)	(82)
Transfer (to) from other portfolios	(9,195)	(5)	(1,463)	(38)	(2,818)	(86)	(1,503)	(82)	(53)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(31,376)	(82)	(3,351)	(259)	(7,898)	(651)	(6,193)	(384)	(139)
Total increase (decrease) in net assets	4,556	93	3,144	150	3,826	1,112	10,359	234	75
Net Assets
Beginning of period	238,781	495	26,343	1,615	46,366	7,236	66,252	2,466	852
End of period	$243,337	$588	$29,487	$1,765	$50,192	$8,348	$76,611	$2,700	$927

The accompanying notes are an integral part of these financial statements.
FSA-62

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	Oppenheimer Variable Account Funds							PIMCO Variable Insurance Trust
	Oppenheimer Global Fund/VA	Oppenheimer Global Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Government Money Fund/VA	Oppenheimer Main Street Fund/VA	Oppenheimer Main Street Fund/VA SC	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	PIMCO VIT Long-Term US Government Advisor
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$(30)	$(1,448)	$112	$3,368	$(3,071)	$(3)	$10	$299	$88	$171
Net realized gain (loss) on investments	420	20,720	17	(331)	—	642	1,936	44	39	(28)
Net unrealized appreciation (depreciation) on investments	2,355	100,161	427	14,951	—	802	10,204	670	666	1,199
Net increase (decrease) in net assets resulting from operations	2,745	119,433	556	17,988	(3,071)	1,441	12,150	1,013	793	1,342
From Variable Annuity Contract Transactions
Contract owners' net payments	25	1,991	56	1,120	6,887	21	5,307	168	57	1,164
Contract maintenance fees	(3)	(4,336)	(5)	(4,401)	(6,299)	(4)	(1,145)	(100)	(65)	(227)
Contract owners' benefits	(1,096)	(30,864)	(1,465)	(30,500)	(45,929)	(1,432)	(3,962)	(476)	(515)	(1,327)
Transfer (to) from other portfolios	(87)	(46,796)	74	17,816	(63,998)	(762)	4,332	324	522	2,668
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,161)	(80,005)	(1,340)	(15,965)	(109,339)	(2,177)	4,532	(84)	(1)	2,278
Total increase (decrease) in net assets	1,584	39,428	(784)	2,023	(112,410)	(736)	16,682	929	792	3,620
Net Assets
Beginning of period	8,199	371,521	11,927	372,230	489,814	9,916	75,651	8,477	5,196	16,576
End of period	$9,783	$410,949	$11,143	$374,253	$377,404	$9,180	$92,333	$9,406	$5,988	$20,196

The accompanying notes are an integral part of these financial statements.
FSA-63

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2017
($ in thousands)

	PIMCO Variable Insurance Trust				Royce Capital Fund		Rydex Variable Trust		The Universal Institutional Funds, Inc.	VanEck Worldwide Insurance Trust
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Rydex Commodities Strategy	Rydex Inverse Government Long Bond	Morgan Stanley VIF, Inc. Global Real Estate II	VanEck Global Hard Asset
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
From Operations
Net investment income (loss)	$177	$4,339	$321	$7,201	$(158)	$(423)	$—	$—	$107	$(4)
Net realized gain (loss) on investments	(122)	(580)	4	(241)	3,696	(25,652)	—	—	65	3
Net unrealized appreciation (depreciation) on investments	117	5,092	490	24,739	(3,016)	24,057	—	(1)	549	(10)
Net increase (decrease) in net assets resulting from operations	172	8,851	815	31,699	522	(2,018)	—	(1)	721	(11)
From Variable Annuity Contract Transactions
Contract owners' net payments	4,929	1,212	1,009	9,167	152	1,481	—	—	2	—
Contract maintenance fees	(1,530)	(4,782)	(883)	(10,670)	(312)	(2,474)	—	—	(101)	—
Contract owners' benefits	(8,280)	(26,096)	(6,665)	(64,297)	(1,755)	(14,416)	—	—	(755)	(29)
Transfer (to) from other portfolios	12,424	29,303	4,212	66,292	(669)	13,952	1	2	702	2
Net increase (decrease) in net assets resulting from variable annuity contract transactions	7,543	(363)	(2,327)	492	(2,584)	(1,457)	1	2	(152)	(27)
Total increase (decrease) in net assets	7,715	8,488	(1,512)	32,191	(2,062)	(3,475)	1	1	569	(38)
Net Assets
Beginning of period	117,991	365,829	74,062	854,730	29,255	242,135	9	6	8,813	284
End of period	$125,706	$374,317	$72,550	$886,921	$27,193	$238,660	$10	$7	$9,382	$246

The accompanying notes are an integral part of these financial statements.
FSA-64

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

1.  ORGANIZATION

The Protective Variable Annuity Separate Account ("Separate Account") was established by Protective Life Insurance Company ("Protective Life") under the provisions of Tennessee law and commenced operations on March 14, 1994. Protective Life is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC and its subsidiaries are wholly owned subsidiaries of The Dai-ichi Life Insurance Company, Limited, a kabushiki kaisha organized under the laws of Japan (now known as Dai-ichi Life Holdings, Inc.). The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts ("Contracts") issued by Protective Life are allocated until maturity or termination of the Contracts. The following is a list of each variable annuity product funded by the Separate Account:

Dimensions II	Protective Rewards
Elements Access	Protective Rewards B2A
Elements Classic	Protective Rewards Elite
Elements Plus	Protective Values
Mileage Credit	Protective Values Access
Protective Access	Protective Values Advantage
Protective Access XL	Protective Variable Annuity
Protective Advantage	Protective Variable Annuity (2012) L, B, C Series
Protective Dimensions	Protective Variable Annuity II
Protective Investors Series	Protective Variable Annuity II B Series

Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. The Separate Account follows the accounting and reporting guidance in ASC Topic 946, "Financial Services — Investment Companies".

During the years ended December 31, 2018 and 2017, assets were invested in up to one hundred thirty five sub accounts.

American Funds Asset Allocation Class 2

American Funds Asset Allocation Class 4

American Funds Blue Chip Income & Growth Class 2

American Funds Blue Chip Income & Growth Class 4

American Funds Bond Class 4

American Funds Capital Income Builder Class 4

American Funds Global Growth Class 2

American Funds Global Growth Class 4

American Funds Global Growth & Income Class 4

American Funds Global Small Capitalization Class 2

American Funds Global Small Capitalization Class 4

American Funds Growth Class 2

American Funds Growth Class 4

American Funds Growth-Income Class 4

American Funds International Class 2

American Funds International Class 4

American Funds IS Bond Fund Class 2

American Funds IS Capital Income Builder Class 2

American Funds IS Global Growth and Income Fund Class 2

American Funds IS Growth-Income Fund Class 2

American Funds IS US Government/AAA-Rated Securities Fund Class 2

American Funds New World Class 2

American Funds New World Class 4

American Funds US Government/AAA-Rated Securities Class 4

Calvert VP SRI Balanced

ClearBridge Variable Mid Cap Portfolio II

FSA-65

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

1.  ORGANIZATION — (Continued)

ClearBridge Variable Small Cap Growth II

Fidelity Contrafund Portfolio SC2

Fidelity Equity Income SC2

Fidelity Freedom Fund - 2015 Maturity SC2

Fidelity Freedom Fund - 2020 Maturity SC2

Fidelity Growth Portfolio SC2

Fidelity Index 500 Portfolio SC2

Fidelity Investment Grade Bonds SC2

Fidelity Mid Cap SC2

Franklin Flex Cap Growth VIP CL 2

Franklin Income VIP CL 2

Franklin Mutual Global Discovery VIP CL 2

Franklin Mutual Shares VIP CL 2

Franklin Rising Dividend VIP CL 2

Franklin Small Cap Value VIP CL 2

Franklin Small-Mid Cap Growth VIP CL 2

Franklin Strategic Income VIP CL 2

Franklin US Government Securities VIP CL 2

Goldman Sachs Global Trends Allocation Fund SC

Goldman Sachs Large Cap Value

Goldman Sachs Large Cap Value Fund SC

Goldman Sachs Mid Cap Value

Goldman Sachs Mid Cap Value SC

Goldman Sachs Small Cap Equity Insights

Goldman Sachs Small Cap Equity Insights SC

Goldman Sachs Strategic Growth

Goldman Sachs Strategic Growth SC

Goldman Sachs International Equity Insights(a)

Goldman Sachs International Equity Insights SC(a)

Goldman Sachs US Equity Insights

Goldman Sachs US Equity Insights SC

Goldman Sachs VIT Core Fixed Income SC

Goldman Sachs VIT Growth Opportunities SC

Guggenheim Floating Rate Strategies (Series F)

Guggenheim Global Managed Futures Strategy

Guggenheim Long Short Equity

Guggenheim Multi-Hedge Strategies

Invesco VI American Franchise I

Invesco VI American Franchise II

Invesco VI American Value II

Invesco VI Balanced Risk Allocation II

Invesco VI Comstock I

Invesco VI Comstock II

Invesco VI Equity and Income II

Invesco VI Global Real Estate II

Invesco VI Government Securities II

Invesco VI Growth & Income I

Invesco VI Growth & Income II

Invesco VI International Growth II

Invesco VI Mid-Cap Growth II

Invesco VI Small Cap Equity II

Lord Abbett Bond Debenture VC

Lord Abbett Calibrated Dividend Growth VC

Lord Abbett Classic Stock VC

Lord Abbett Growth & Income VC

Lord Abbett Growth Opportunities VC

Lord Abbett International Opportunities VC

Lord Abbett Mid Cap Stock VC

Lord Abbett Series Fundamental Equity VC

MFS Growth Series IC

MFS Growth Series SC

MFS Investors Trust IC

MFS Investors Trust SC

MFS New Discovery IC

MFS New Discovery SC

MFS Research IC

MFS Research SC

MFS Total Return IC

MFS Total Return SC

MFS Utilities IC

MFS Utilities SC

MFS VIT Total Return Bond Series SC

MFS VIT Value SC

MFS VIT II Emerging Markets Equity SC

MFS VIT II International Value SC

MFS VIT II MA Investors Growth Stock IC

MFS VIT II MA Investors Growth Stock SC

Morgan Stanley VIF, Inc. Global Real Estate II

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA SC

Oppenheimer Discovery Mid Cap Growth Fund/VA

Oppenheimer Discovery Mid Cap Growth Fund/VA SC

Oppenheimer Global Fund/VA

Oppenheimer Global Fund/VA SC

FSA-66

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

1.  ORGANIZATION — (Continued)

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA SC

Oppenheimer Government Money Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA SC

PIMCO VIT All Asset Advisor

PIMCO VIT Global Diversified Allocation Portfolio

PIMCO VIT Long-Term US Government Advisor

PIMCO VIT Low Duration Advisor

PIMCO VIT Real Return Advisor

PIMCO VIT Short-Term Advisor

PIMCO VIT Total Return Advisor

Protective Life Dynamic Allocation Series - Conservative

Protective Life Dynamic Allocation Series - Growth

Protective Life Dynamic Allocation Series - Moderate

QS Legg Mason Dynamic Multi-Strategy VIT II

Royce Capital Fund Micro-Cap SC

Royce Capital Fund Small-Cap SC

Rydex Commodities Strategy

Rydex Inverse Government Long Bond

Templeton Developing Markets VIP CL 2

Templeton Foreign VIP CL 2

Templeton Global Bond VIP Fund CL 2

Templeton Growth VIP CL 2

VanEck Global Hard Asset

(a)  Subaccount name changed. See below.

Old Subaccount Name	New Subaccount Name
Goldman Sachs Strategic International Equity	Goldman Sachs International Equity Insights
Goldman Sachs Strategic International Equity SC	Goldman Sachs International Equity Insights SC

Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Protective Life's other assets and liabilities.

Contract owners may allocate some or all of the applicable gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account's balance as of December 31, 2018 was approximately $109.9 million.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios ("Funds"), whose underlying investments are stated at fair value. The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

FSA-67

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds' shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the funds. Ordinary dividend and capital gain distributions are from net investment income and net realized gains, respectively, as recorded in the financial statements of the funds.

Accumulation Unit Value

The Accumulation Unit Value for each class of Accumulation Units in a subaccount at the end of every Valuation Date is the Accumulation Unit value for that class at the end of the previous Valuation Date times the net investment factor as defined in the underlying product prospectuses.

Net transfers (to) from Affiliate or Subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owner's interest to or from another subaccount or to the general account of Protective Life.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of PLC. Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2018. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 5%. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the Separate Account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Protective Life for the calculated or excess differential. As of December 31, 2018, there are 24 contracts in the annuity payout phase with net assets of approximately $2.4 million.

FSA-68

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds identified in Note 1.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Unadjusted quoted prices for identical assets in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

  a) Quoted prices for similar assets in active markets

  b) Quoted prices for identical or similar assets in non-active markets

  c) Inputs other than quoted market prices that are observable

  d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

FSA-69

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Determination of fair values

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

4.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the years ended December 31, 2018 and 2017 were as follows:

(in thousands)	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Asset Allocation Class 2	250	828	(578)	322	586	(264)
American Funds Asset Allocation Class 4	232	54	178	284	77	207
American Funds Blue Chip Income & Growth Class 2	186	54	132	297	44	253
American Funds Blue Chip Income & Growth Class 4	35	19	16	32	14	18
American Funds Bond Class 4	105	12	93	29	0	29
American Funds Capital Income Builder Class 4	130	10	120	49	0	49
American Funds Global Growth Class 2	628	430	198	1,215	689	526
American Funds Global Growth Class 4	186	105	81	228	117	111
American Funds Global Growth & Income Class 4	89	16	73	31	2	29
American Funds Global Small Capitalization Class 2	61	8	53	30	4	26
American Funds Global Small Capitalization Class 4	11	1	10	14	1	13
American Funds Growth Class 2	196	77	119	252	47	205
American Funds Growth Class 4	399	106	293	168	10	158
American Funds Growth-Income Class 4	229	41	188	81	1	80
American Funds International Class 2	171	33	138	130	15	115
American Funds International Class 4	12	0	12	6	0	6
American Funds IS Bond Fund Class 2	183	25	158	61	0	61
American Funds IS Capital Income Builder Class 2	170	1	169	39	0	39
American Funds Global Growth & Income Fund Class 2	83	1	82	16	0	16

FSA-70

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Growth-Income Fund Class 2	81	3	78	19	0	19
American Funds IS US Government/ AAA-Rated Securities Fund Class 2	40	1	39	3	0	3
American Funds New World Class 2	102	17	85	104	12	92
American Funds New World Class 4	2	0	2	3	2	1
American Funds US Government/ AAA-Rated Securities Class 4	48	11	37	23	10	13
Calvert VP SRI Balanced	0	2	(2)	1	7	(6)
ClearBridge Variable Mid Cap Portfolio Class II	2,169	4,302	(2,133)	212	468	(256)
ClearBridge Variable Small Cap Growth II	476	945	(469)	383	164	219
Fidelity Contrafund Portfolio SC2	3,257	11,005	(7,748)	1,168	2,305	(1,137)
Fidelity Equity Income SC2	14	60	(46)	9	67	(58)
Fidelity Freedom Fund - 2015 Maturity SC2	0	18	(18)	15	7	8
Fidelity Freedom Fund - 2020 Maturity SC2	43	3	40	1	30	(29)
Fidelity Growth Portfolio SC2	12	33	(21)	19	15	4
Fidelity Index 500 Portfolio SC2	8,513	26,417	(17,904)	5,538	2,946	2,592
Fidelity Investment Grade Bonds SC2	2,408	2,676	(268)	3,839	2,063	1,776
Fidelity Mid Cap SC2	4,583	15,102	(10,519)	1,026	2,758	(1,732)
Franklin Flex Cap Growth VIP CL 2	461	1,134	(673)	154	245	(91)
Franklin Income VIP CL 2	5,628	12,016	(6,388)	1,142	1,965	(823)
Franklin Mutual Global Discovery VIP CL2	55	27	28	101	5	96
Franklin Mutual Shares VIP CL 2	25,062	43,415	(18,353)	4,760	8,694	(3,934)
Franklin Rising Dividend VIP CL 2	4,043	12,869	(8,826)	1,009	2,864	(1,855)
Franklin Small Cap Value VIP CL 2	481	1,491	(1,010)	989	1,205	(216)
Franklin Small-Mid Cap Growth VIP CL 2	389	1,318	(929)	219	339	(120)
Franklin Strategic Income VIP CL 2	45	16	29	77	1	76
Franklin US Government Securities VIP CL 2	2,847	6,377	(3,530)	4,963	5,076	(113)
Goldman Sachs Global Trends Allocation Fund SC	190	194	(4)	122	159	(37)
Goldman Sachs Large Cap Value	32	212	(180)	47	266	(219)
Goldman Sachs Large Cap Value Fund SC	902	2,110	(1,208)	237	1,031	(794)
Goldman Sachs Mid Cap Value	5	30	(25)	5	45	(40)

FSA-71

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Mid Cap Value SC	3,640	9,636	(5,996)	470	1,173	(703)
Goldman Sachs Small Cap Equity Insights	11	75	(64)	13	92	(79)
Goldman Sachs Small Cap Equity Insights SC	14	145	(131)	27	135	(108)
Goldman Sachs Strategic Growth	30	174	(144)	24	198	(174)
Goldman Sachs Strategic Growth SC	1,514	6,231	(4,717)	651	1,755	(1,104)
Goldman Sachs International Equity Insights	988	1,724	(736)	40	308	(268)
Goldman Sachs International Equity Insights SC	81	225	(144)	763	869	(106)
Goldman Sachs US Equity Insights	9	98	(89)	10	106	(96)
Goldman Sachs US Equity Insights SC	6	4	2	2	4	(2)
Goldman Sachs VIT Core Fixed Income SC	257	249	8	504	198	306
Goldman Sachs VIT Growth Opportunities SC	267	1,073	(806)	129	598	(469)
Guggenheim Floating Rate Strategies (Series F)	118	116	2	75	31	44
Guggenheim Global Managed Futures Strategy	8	8	0	6	6	0
Guggenheim Long Short Equity	7	2	5	5	9	(4)
Guggenheim Multi-Hedge Strategies	4	4	0	11	11	0
Invesco VI American Franchise I	6	62	(56)	25	98	(73)
Invesco VI American Franchise II	6	22	(16)	11	49	(38)
Invesco VI American Value II	1,052	2,959	(1,907)	2,526	2,467	59
Invesco VI Balanced Risk Allocation II	797	985	(188)	728	1,201	(473)
Invesco VI Comstock I	4	119	(115)	10	161	(151)
Invesco VI Comstock II	1,367	3,699	(2,332)	546	1,302	(756)
Invesco VI Equity and Income II	5,285	12,399	(7,114)	642	1,705	(1,063)
Invesco VI Global Real Estate II	2,161	3,079	(918)	2,783	1,634	1,149
Invesco VI Government Securities II	1,463	1,583	(120)	2,598	1,300	1,298
Invesco VI Growth & Income I	11	159	(148)	41	194	(153)
Invesco VI Growth & Income II	11,447	31,633	(20,186)	624	5,284	(4,660)
Invesco VI International Growth II	6,088	9,982	(3,894)	5,011	1,454	3,557
Invesco VI Mid-Cap Growth II	310	995	(685)	276	470	(194)
Invesco VI Small Cap Equity II	343	858	(515)	175	134	41
FSA-72

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Bond Debenture VC	2,109	4,541	(2,432)	2,454	3,937	(1,483)
Lord Abbett Calibrated Dividend Growth VC	794	2,041	(1,247)	652	693	(41)
Lord Abbett Classic Stock VC	401	1,335	(934)	64	301	(237)
Lord Abbett Growth & Income VC	162	726	(564)	43	698	(655)
Lord Abbett Growth Opportunities VC	1,265	4,099	(2,834)	209	539	(330)
Lord Abbett International Opportunities VC	293	360	(67)	177	414	(237)
Lord Abbett Mid Cap Stock VC	902	1,555	(653)	393	710	(317)
Lord Abbett Series Fundamental Equity VC	8,675	16,207	(7,532)	294	1,734	(1,440)
MFS Growth Series IC	8	20	(12)	12	44	(32)
MFS Growth Series SC	75	414	(339)	85	377	(292)
MFS Investors Trust IC	5	35	(30)	3	44	(41)
MFS Investors Trust SC	47	492	(445)	51	499	(448)
MFS New Discovery IC	2	6	(4)	3	11	(8)
MFS New Discovery SC	54	546	(492)	29	455	(426)
MFS Research IC	2	27	(25)	4	49	(45)
MFS Research SC	3	35	(32)	7	37	(30)
MFS Total Return IC	37	114	(77)	19	149	(130)
MFS Total Return SC	77	417	(340)	126	466	(340)
MFS Utilities IC	2	13	(11)	2	19	(17)
MFS Utilities SC	50	242	(192)	39	250	(211)
MFS VIT Total Return Bond Series SC	2,005	5,863	(3,858)	3,037	4,418	(1,381)
MFS VIT Value SC	287	1,609	(1,322)	145	1,598	(1,453)
MFS VIT II Emerging Markets Equity SC	10	16	(6)	14	22	(8)
MFS VIT II International Value SC	55	206	(151)	49	247	(198)
MFS VIT II MA Investors Growth Stock IC	0	17	(17)	3	24	(21)
MFS VIT II MA Investors Growth Stock SC	23	746	(723)	55	715	(660)
Oppenheimer Capital Appreciation Fund/VA	1	39	(38)	3	27	(24)
Oppenheimer Capital Appreciation Fund/VA SC	788	2,967	(2,179)	316	588	(272)
Oppenheimer Discovery Mid Cap Growth Fund/VA	2	12	(10)	0	15	(15)
Oppenheimer Discovery Mid Cap Growth Fund/VA SC	10	19	(9)	0	7	(7)
Oppenheimer Global Fund/VA	12	33	(21)	7	35	(28)

FSA-73

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer Global Fund/VA SC	3,516	10,976	(7,460)	519	3,563	(3,044)
Oppenheimer Global Strategic Income Fund/VA	12	77	(65)	20	80	(60)
Oppenheimer Global Strategic Income Fund/VA SC	1,505	3,089	(1,584)	1,619	2,564	(945)
Oppenheimer Government Money Fund/VA	673,774	308,731	365,043	74,134	98,575	(24,441)
Oppenheimer Main Street Fund/VA	4	48	(44)	3	87	(84)
Oppenheimer Main Street Fund/VA SC	1,745	2,663	(918)	825	582	243
PIMCO VIT All Asset Advisor	629	1,275	(646)	82	89	(7)
PIMCO VIT Global Diversified Allocation Portfolio	184	91	93	133	134	(1)
PIMCO VIT Long-Term US Government Advisor	243	314	(71)	460	281	179
PIMCO VIT Low Duration Advisor	1,612	1,490	122	2,360	1,632	728
PIMCO VIT Real Return Advisor	1,790	4,082	(2,292)	3,327	3,322	5
PIMCO VIT Short-Term Advisor	1,356	1,415	(59)	1,165	1,406	(241)
PIMCO VIT Total Return Advisor	4,880	9,821	(4,941)	7,498	7,347	151
Protective Life Dynamic Allocation Series - Conservative	1,032	212	820	1,007	152	855
Protective Life Dynamic Allocation Series - Growth	2,200	472	1,728	2,592	239	2,353
Protective Life Dynamic Allocation Series - Moderate	5,823	1,016	4.807	7,561	412	7,149
QS Legg Mason Dynamic Multi-Strategy VIT II	97	226	(129)	70	598	(528)
Royce Capital Fund Micro-Cap SC	1,135	2,343	(1,208)	833	1,077	(244)
Royce Capital Fund Small-Cap SC	3,691	12,671	(8,980)	16,992	17,752	(760)
Rydex Commodities Strategy	0	0	0	0	0	0
Rydex Inverse Government Long Bond	0	0	0	0	0	0
Templeton Developing Markets VIP CL 2	2,039	3,402	(1,363)	754	387	367
Templeton Foreign VIP CL 2	3,143	5,220	(2,077)	403	1,326	(923)
Templeton Global Bond VIP Fund CL 2	1,969	3,960	(1,991)	1,935	3,212	(1,277)
Templeton Growth VIP CL 2	2,172	4,132	(1,960)	150	1,698	(1,548)
Morgan Stanley VIF, Inc. Global Real Estate II	97	187	(90)	142	153	(11)
VanEck Global Hard Asset	0	2	(2)	0	1	(1)

FSA-74

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

5.  INVESTMENTS

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2018 are as follows:

(in thousands)	Purchases	Sales
American Funds Asset Allocation Class 2	$7,181	$14,798
American Funds Asset Allocation Class 4	2,895	571
American Funds Blue Chip Income & Growth Class 2	3,445	673
American Funds Blue Chip Income & Growth Class 4	544	248
American Funds Bond Class 4	1,065	120
American Funds Capital Income Builder Class 4	1,393	109
American Funds Global Growth Class 2	10,932	4,564
American Funds Global Growth Class 4	2,547	1,072
American Funds Global Growth & Income Class 4	1,205	191
American Funds Global Small Capitalization Class 2	741	84
American Funds Global Small Capitalization Class 4	132	17
American Funds Growth Class 2	3,752	963
American Funds Growth Class 4	5,138	1,117
American Funds Growth-Income Class 4	2,930	431
American Funds International Class 2	2,166	346
American Funds International Class 4	156	4
American Funds IS Bond Fund Class 2	1,848	244
American Funds IS Capital Income Builder Class 2	1,827	16
American Funds IS Global Growth and Income Fund Class 2	1,041	9
American Funds IS Growth-Income Fund Class 2	1,038	37
American Funds IS US Government/AAA-Rated Securities Fund Class 2	397	11
American Funds New World Class 2	1,255	170
American Funds New World Class 4	31	4
American Funds US Government/AAA-Rated Securities Class 4	473	112
Calvert VP SRI Balanced	142	69
ClearBridge Variable Mid Cap Portfolio Class II	23,878	64,577
ClearBridge Variable Small Cap Growth II	10,662	20,489
Fidelity Contrafund Portfolio SC2	40,316	179,356
Fidelity Equity Income SC2	743	1,368
Fidelity Freedom Fund - 2015 Maturity SC2	67	283
Fidelity Freedom Fund - 2020 Maturity SC2	759	71
Fidelity Growth Portfolio SC2	827	1,088
Fidelity Index 500 Portfolio SC2	144,059	544,549
Fidelity Investment Grade Bonds SC2	27,336	27,070
Fidelity Mid Cap SC2	46,029	226,616
Franklin Flex Cap Growth VIP CL 2	10,555	19,815
Franklin Income VIP CL 2	68,561	160,619
Franklin Mutual Global Discovery VIP CL 2	573	249
Franklin Mutual Shares VIP CL 2	317,149	592,091
Franklin Rising Dividend VIP CL 2	77,575	236,745

FSA-75

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

5.  INVESTMENTS — (Continued)

(in thousands)	Purchases	Sales
Franklin Small Cap Value VIP CL 2	$11,699	$24,922
Franklin Small-Mid Cap Growth VIP CL 2	6,128	21,029
Franklin Strategic Income VIP CL 2	473	161
Franklin US Government Securities VIP CL 2	28,709	58,609
Goldman Sachs Global Trends Allocation Fund SC	2,242	2,224
Goldman Sachs International Equity Insights	5,740	3,626
Goldman Sachs International Equity Insights SC	13,701	14,810
Goldman Sachs Large Cap Value	3,395	6,421
Goldman Sachs Large Cap Value Fund SC	18,266	33,117
Goldman Sachs Mid Cap Value	946	943
Goldman Sachs Mid Cap Value SC	30,398	128,043
Goldman Sachs Small Cap Equity Insights	4,147	4,080
Goldman Sachs Small Cap Equity Insights SC	2,583	3,826
Goldman Sachs Strategic Growth	14,650	6,531
Goldman Sachs Strategic Growth SC	57,756	124,189
Goldman Sachs US Equity Insights	4,826	4,954
Goldman Sachs US Equity Insights SC	308	134
Goldman Sachs VIT Core Fixed Income SC	2,741	2,013
Goldman Sachs VIT Growth Opportunities SC	33,784	21,953
Guggenheim Floating Rate Strategies (Series F)	1,372	1,262
Guggenheim Global Managed Futures Strategy	85	80
Guggenheim Long Short Equity	117	21
Guggenheim Multi-Hedge Strategies	36	40
Invesco VI American Franchise I	444	794
Invesco VI American Franchise II	325	381
Invesco VI American Value II	17,382	42,326
Invesco VI Balanced Risk Allocation II	18,086	12,923
Invesco VI Comstock I	3,291	4,259
Invesco VI Comstock II	33,520	71,456
Invesco VI Equity and Income II	58,929	174,848
Invesco VI Global Real Estate II	20,858	31,437
Invesco VI Government Securities II	13,027	13,102
Invesco VI Growth & Income I	3,804	4,974
Invesco VI Growth & Income II	145,176	496,087
Invesco VI International Growth II	6,038	57,775
Invesco VI Mid-Cap Growth II	6,375	15,879
Invesco VI Small Cap Equity II	2,943	9,650
Lord Abbett Bond Debenture VC	58,973	73,009
Lord Abbett Calibrated Dividend Growth VC	21,461	41,213
Lord Abbett Classic Stock VC	3,834	19,765
Lord Abbett Growth & Income VC	9,309	15,709
Lord Abbett Growth Opportunities VC	18,831	68,794

FSA-76

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

5.  INVESTMENTS — (Continued)

(in thousands)	Purchases	Sales
Lord Abbett International Opportunities VC	$6,366	$4,736
Lord Abbett Mid Cap Stock VC	13,967	25,828
Lord Abbett Series Fundamental Equity VC	121,427	238,970
MFS Growth Series IC	662	823
MFS Growth Series SC	5,175	12,695
MFS Investors Trust IC	512	1,122
MFS Investors Trust SC	3,731	12,703
MFS New Discovery IC	409	333
MFS New Discovery SC	10,844	20,712
MFS Research IC	748	933
MFS Research SC	561	1,016
MFS Total Return IC	2,360	3,395
MFS Total Return SC	5,005	9,569
MFS Utilities IC	109	570
MFS Utilities SC	1,242	6,695
MFS VIT Total Return Bond SC	23,930	59,778
MFS VIT Value SC	20,408	35,445
MFS VIT II Emerging Markets Equity SC	111	175
MFS VIT II International Value SC	922	3,383
MFS VIT II MA Investors Growth Stock IC	116	260
MFS VIT II MA Investors Growth Stock SC	3,139	10,701
Oppenheimer Capital Appreciation Fund/VA	656	1,336
Oppenheimer Capital Appreciation Fund/VA SC	8,642	49,832
Oppenheimer Discovery Mid Cap Growth Fund/VA	417	383
Oppenheimer Discovery Mid Cap Growth Fund/VA SC	388	509
Oppenheimer Global Fund/VA	1,164	1,594
Oppenheimer Global Fund/VA SC	40,064	181,131
Oppenheimer Global Strategic Income Fund/VA	706	1,807
Oppenheimer Global Strategic Income Fund/VA SC	26,101	40,801
Oppenheimer Government Money Fund/VA	3,387,389	797,299
Oppenheimer Main Street Fund/VA	938	1,389
Oppenheimer Main Street Fund/VA SC	34,423	46,479
PIMCO VIT All Asset Advisor	774	8,045
PIMCO VIT Global Diversified Allocation Portfolio	2,444	1,113
PIMCO VIT Long-Term US Government Advisor	3,296	3,969
PIMCO VIT Low Duration Advisor	15,254	13,062
PIMCO VIT Real Return Advisor	17,445	37,624
PIMCO VIT Short-Term Advisor	13,557	13,378
PIMCO VIT Total Return Advisor	57,351	93,827
Protective Life Dynamic Allocation Series - Conservative	11,553	2,261
Protective Life Dynamic Allocation Series - Growth	26,313	3,832
Protective Life Dynamic Allocation Series - Moderate	64,457	7,389

FSA-77

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

5.  INVESTMENTS — (Continued)

(in thousands)	Purchases	Sales
QS Legg Mason Dynamic Multi-Strategy VIT II	$1,273	$2,871
Royce Capital Fund Micro-Cap SC	8,308	23,185
Royce Capital Fund Small-Cap SC	5,693	151,402
Rydex Commodities Strategy	1	1
Rydex Inverse Government Long Bond	0	1
Templeton Developing Markets VIP CL 2	4,407	19,029
Templeton Foreign VIP CL 2	17,466	42,560
Templeton Global Bond VIP Fund CL 2	13,784	43,363
Templeton Growth VIP CL 2	32,829	51,233
Morgan Stanley VIF, Inc. Global Real Estate II	1,081	2,216
VanEck Global Hard Asset	0	38

6.  FINANCIAL HIGHLIGHTS

Protective Life sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner's account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by Protective Life and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum contract charges offered by Protective Life, as contract owners may not have selected all available and applicable contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2018, were as follows:

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
American Funds Asset Allocation Class 2
2018	3,522	$17.35	$24.50	$67,844	1.63%	0.60%	1.70%	–6.23%	–5.18%
2017	4,101	$18.42	$25.89	$83,402	1.54%	0.60%	1.70%	14.26%	15.54%
2016	4,365	$16.05	$22.45	$77,786	1.70%	0.60%	1.70%	7.56%	8.76%
2015	3,745	$14.85	$20.68	$63,311	1.63%	0.60%	1.70%	–0.32%	0.79%
2014	3,928	$14.81	$20.56	$66,817	1.45%	0.60%	1.70%	3.61%	4.76%
American Funds Asset Allocation Class 4
2018	611	$10.77	$11.32	$6,793	1.64%	1.00%	1.30%	–6.08%	–5.79%
2017	434	$11.43	$12.05	$5,173	1.65%	1.00%	1.30%	14.41%	14.75%
2016	226	$10.53	$10.53	$2,384	1.96%	1.30%	1.30%	7.75%	7.75%
2015	72	$9.77	$9.77	$708	2.37%	1.30%	1.30%	–0.18%	–0.18%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Blue Chip Income & Growth Class 2
2018	1,028	$11.62	$11.62	$11,948	2.13%	0.90%	0.90%	–9.48%	–9.48%
2017	897	$12.83	$12.83	$11,511	2.27%	0.90%	0.90%	15.99%	15.99%
2016	644	$11.06	$11.06	$7,126	2.63%	0.90%	0.90%	17.64%	17.64%
2015	247	$9.41	$9.41	$2,320	3.11%	0.90%	0.90%	–2.97%	–2.97%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

FSA-78

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
American Funds Blue Chip Income & Growth Class 4
2018	104	$11.35	$11.35	$1,176	1.98%	1.30%	1.30%	–10.11%	–10.11%
2017	88	$12.62	$12.62	$1,109	2.07%	1.30%	1.30%	15.19%	15.19%
2016	69	$10.96	$10.96	$761	2.74%	1.30%	1.30%	16.96%	16.96%
2015	23	$9.37	$9.37	$218	2.92%	1.30%	1.30%	–3.25%	–3.25%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Bond Class 4
2018	122	$9.89	$10.03	$1,219	3.39%	1.00%	1.30%	–2.18%	–1.88%
2017	29	$10.11	$10.22	$294	2.98%	1.00%	1.30%	0.89%	2.26%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Capital Income Builder Class 4
2018	169	$9.80	$10.27	$1,673	3.32%	1.00%	1.30%	–8.46%	–8.18%
2017	49	$10.70	$11.18	$529	2.29%	1.00%	1.30%	6.35%	11.53%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Class 2
2018	4,911	$11.30	$11.30	$55,496	0.73%	0.90%	0.90%	–9.87%	–9.87%
2017	4,714	$12.54	$12.54	$59,095	0.73%	0.90%	0.90%	30.29%	30.29%
2016	4,188	$9.62	$9.62	$40,296	1.29%	0.90%	0.90%	–0.28%	–0.28%
2015	1,000	$9.65	$9.65	$9,654	1.43%	0.90%	0.90%	–1.22%	–1.22%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Class 4
2018	696	$10.69	$11.04	$7,656	0.58%	1.00%	1.30%	–10.42%	–10.15%
2017	615	$11.90	$12.32	$7,571	0.64%	1.00%	1.30%	14.10%	29.42%
2016	505	$9.52	$9.52	$4,804	0.94%	1.30%	1.30%	–0.93%	–0.93%
2015	166	$9.61	$9.61	$1,593	1.43%	1.30%	1.30%	–1.56%	–1.56%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth & Income Class 4
2018	102	$10.35	$11.03	$1,122	2.52%	1.00%	1.30%	–11.07%	–10.79%
2017	29	$11.36	$12.01	$356	3.86%	1.00%	1.30%	12.20%	20.86%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Small Capitalization Class 2
2018	138	$9.90	$9.90	$1,368	0.10%	1.30%	1.30%	–11.36%	–11.36%
2017	84	$11.17	$11.17	$942	0.44%	0.90%	0.90%	24.77%	24.77%
2016	59	$8.96	$8.96	$525	0.40%	0.90%	0.90%	1.18%	1.18%
2015	14	$8.85	$8.85	$123	0.00%	0.90%	0.90%	–12.31%	–12.31%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Small Capitalization Class 4
2018	28	$9.67	$9.67	$270	0.03%	1.30%	1.30%	–11.97%	–11.97%
2017	19	$10.98	$10.98	$203	0.43%	1.30%	1.30%	24.00%	24.00%
2016	6	$8.86	$8.86	$50	0.17%	1.30%	1.30%	0.53%	0.53%
2015	1	$8.81	$8.81	$9	0.00%	1.30%	1.30%	–12.62%	–12.62%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

FSA-79

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
American Funds Growth Class 2
2018	791	$13.59	$13.59	$10,752	0.50%	0.90%	0.90%	–1.15%	–1.15%
2017	672	$13.75	$13.75	$9,234	0.58%	0.90%	0.90%	27.14%	27.17%
2016	467	$10.81	$10.81	$5,044	1.01%	0.90%	0.90%	8.51%	8.51%
2015	168	$9.96	$9.96	$1,669	0.90%	0.90%	0.90%	0.92%	0.92%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth Class 4
2018	486	$11.45	$13.27	$5,703	0.34%	1.00%	1.30%	–1.80%	–1.50%
2017	193	$11.63	$13.51	$2,366	0.58%	1.00%	1.30%	13.12%	26.33%
2016	35	$10.70	$10.70	$378	0.68%	1.30%	1.30%	7.80%	7.80%
2015	21	$9.92	$9.92	$211	0.73%	1.30%	1.30%	0.59%	0.59%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth-Income Class 4
2018	268	$10.98	$11.65	$3,102	1.89%	1.00%	1.30%	–3.34%	–3.04%
2017	79	$11.36	$12.01	$948	2.15%	1.00%	1.30%	12.20%	20.86%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds International Class 2
2018	385	$10.05	$10.05	$3,871	2.15%	0.90%	0.90%	–13.92%	–13.92%
2017	248	$11.67	$11.67	$2,890	1.54%	0.90%	0.90%	30.96%	30.96%
2016	132	$8.91	$8.91	$1,179	1.95%	0.90%	0.90%	2.60%	2.60%
2015	48	$8.69	$8.69	$420	2.19%	0.90%	0.90%	–10.14%	–10.14%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds International Class 4
2018	18	$9.81	$9.81	$181	2.44%	1.30%	1.30%	–14.54%	–14.54%
2017	6	$11.48	$11.48	$74	1.84%	1.30%	1.30%	30.19%	30.19%
2016	0	$8.82	$8.82	$4	1.27%	1.30%	1.30%	1.88%	1.88%
2015	0	$8.65	$8.65	$4	2.40%	1.30%	1.30%	–10.43%	–10.43%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds IS Bond Fund Class 2
2018	218	$10.00	$10.00	$2,182	3.56%	0.90%	0.90%	–1.61%	–1.61%
2017	61	$10.16	$10.16	$617	2.65%	0.90%	0.90%	1.43%	1.43%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds IS Capital Income Builder Class 2
2018	208	$9.90	$9.90	$2,061	3.78%	0.90%	0.90%	7.92%	7.92%
2017	39	$10.75	$10.75	$420	1.68%	0.90%	0.90%	6.93%	6.93%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds IS Global Growth and Income Fund Class 2
2018	98	$10.46	$10.46	$1,026	2.83%	0.90%	0.90%	–10.45%	10.45%
2017	16	$11.68	$11.68	$187	3.21%	0.90%	0.90%	13.92%	13.92%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

FSA-80

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
American Funds IS Growth-Income Fund Class 2
2018	96	$11.11	$11.11	$1,071	2.37%	0.90%	0.90%	–2.67%	–2.67%
2017	19	$11.42	$11.42	$212	2.08%	0.90%	0.90%	12.69%	12.69%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds IS US Government/AAA- Rated Securities Fund Class 2
2018	42	$9.94	$9.94	$414	3.02%	0.90%	0.90%	–0.18%	–0.18%
2017	3	$9.96	$9.96	$25	2.15%	0.90%	0.90%	–0.43%	–0.43%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds New World Class 2
2018	285	$10.35	$10.35	$2,944	1.01%	0.90%	0.90%	–14.82%	–14.82%
2017	200	$12.15	$12.15	$2,424	1.15%	0.90%	0.90%	28.28%	28.28%
2016	107	$9.47	$9.47	$1,012	1.13%	0.90%	0.90%	4.31%	4.31%
2015	29	$9.08	$9.08	$261	0.45%	0.90%	0.90%	–6.63%	–6.63%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds New World Class 4
2018	8	$10.11	$10.11	$80	0.80%	1.30%	1.30%	–15.37%	–15.37%
2017	6	$11.94	$11.94	$70	0.86%	1.30%	1.30%	27.39%	27.39%
2016	5	$9.37	$9.37	$46	1.23%	1.30%	1.30%	3.68%	3.68%
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds US Government/AAA- Rated Securities Class 4
2018	51	$9.83	$9.94	$500	2.75%	1.00%	1.30%	–0.81%	–0.51%
2017	14	$9.91	$9.99	$138	1.73%	1.00%	1.30%	–0.84%	0.27%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Calvert VP SRI Balanced
2018	53	$18.66	$22.28	$1,159	1.84%	0.85%	1.55%	–4.18%	–3.50%
2017	55	$19.33	$23.18	$1,253	1.93%	0.85%	1.55%	9.99%	11.22%
2016	62	$17.41	$20.96	$1,267	1.76%	0.85%	1.80%	5.92%	6.94%
2015	71	$16.28	$19.28	$1,351	0.11%	0.70%	1.80%	–3.95%	–2.88%
2014	76	$16.79	$20.37	$1,498	1.40%	0.70%	1.80%	7.63%	8.83%
ClearBridge Variable Mid Cap Portfolio Class II
2018	1,304	$15.26	$21.98	$25,104	0.11%	0.60%	1.75%	–14.33%	–13.32%
2017	3,437	$17.81	$25.36	$72,310	0.19%	0.60%	1.75%	10.59%	11.88%
2016	3,693	$16.11	$22.67	$69,891	0.42%	0.60%	1.75%	7.21%	8.46%
2015	2,038	$15.02	$20.90	$37,265	0.08%	0.60%	1.75%	0.20%	1.38%
2014	3,376	$14.99	$20.61	$59,161	0.09%	0.60%	1.75%	5.94%	7.18%
ClearBridge Variable Small Cap Growth II
2018	493	$19.60	$29.49	$12,305	0.00%	0.60%	1.75%	1.39%	2.59%
2017	962	$19.33	$28.75	$22,706	0.00%	0.60%	1.75%	21.75%	23.17%
2016	743	$15.88	$23.34	$14,160	0.00%	0.60%	1.75%	3.70%	4.91%
2015	455	$15.31	$22.25	$8,768	0.00%	0.60%	1.75%	–6.26%	–5.17%
2014	600	$16.34	$23.46	$11,731	0.00%	0.60%	1.75%	1.97%	3.16%
FSA-81

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Fidelity Contrafund Portfolio SC2
2018	6,258	$17.06	$30.09	$138,954	0.40%	0.60%	1.75%	–8.28%	–7.20%
2017	14,006	$18.60	$32.49	$313,071	0.78%	0.60%	1.75%	19.47%	20.86%
2016	15,143	$15.57	$26.94	$282,691	0.73%	0.60%	1.75%	5.85%	7.09%
2015	9,961	$14.71	$25.20	$184,377	0.78%	0.60%	1.75%	–1.34%	–0.19%
2014	14,617	$14.91	$25.30	$261,613	0.75%	0.60%	1.75%	9.70%	10.99%
Fidelity Equity Income SC2
2018	297	$15.22	$27.47	$5,965	2.03%	0.60%	1.65%	–10.05%	–9.09%
2017	343	$16.92	$30.28	$7,623	1.43%	0.60%	1.65%	10.80%	11.98%
2016	401	$15.27	$27.09	$8,015	2.04%	0.60%	1.65%	15.78%	17.01%
2015	448	$13.19	$23.20	$7,771	2.84%	0.60%	1.65%	–5.82%	–4.81%
2014	511	$14.01	$24.42	$9,403	2.46%	0.60%	1.65%	6.69%	7.83%
Fidelity Freedom Fund - 2015 Maturity SC2
2018	58	$13.72	$19.85	$918	1.27%	0.60%	1.65%	–6.85%	–5.85%
2017	75	$14.73	$21.13	$1,245	1.36%	0.60%	1.65%	12.91%	14.11%
2016	67	$13.05	$18.55	$1,011	1.24%	0.60%	1.65%	3.84%	4.95%
2015	71	$12.56	$17.72	$1,047	1.77%	0.60%	1.65%	–2.15%	–1.10%
2014	60	$12.84	$17.95	$889	1.26%	0.60%	1.65%	2.73%	3.83%
Fidelity Freedom Fund - 2020 Maturity SC2
2018	137	$13.73	$21.32	$2,290	1.51%	0.60%	1.65%	–7.63%	6.64%
2017	96	$14.87	$22.88	$1,808	1.14%	0.60%	1.65%	14.35%	15.57%
2016	125	$13.00	$19.84	$2,079	1.27%	0.60%	1.65%	4.06%	5.17%
2015	133	$12.49	$18.90	$2,097	1.70%	0.60%	1.65%	–2.10%	–1.06%
2014	123	$12.76	$19.14	$1,963	1.37%	0.60%	1.65%	2.87%	3.97%
Fidelity Growth Portfolio SC2
2018	104	$21.92	$37.30	$2,623	0.05%	0.70%	1.65%	–2.08%	–1.13%
2017	125	$32.39	$37.77	$3,332	0.08%	0.70%	1.65%	32.60%	34.01%
2016	120	$16.88	$28.24	$2,464	0.00%	0.70%	1.65%	–1.10%	–0.15%
2015	147	$17.07	$28.31	$2,962	0.03%	0.60%	1.65%	5.14%	6.26%
2014	169	$16.24	$26.69	$3,191	0.00%	0.60%	1.65%	9.18%	10.35%
Fidelity Index 500 Portfolio SC2
2018	9,749	$19.23	$32.32	$210,996	1.28%	0.60%	1.75%	–6.40%	–5.30%
2017	27,652	$20.54	$34.20	$629,068	1.65%	0.60%	1.75%	19.29%	20.68%
2016	25,061	$17.22	$28.40	$474,690	1.74%	0.60%	1.75%	9.64%	10.91%
2015	13,418	$15.71	$25.66	$231,506	2.73%	0.60%	1.75%	–0.68%	0.48%
2014	7,798	$15.82	$25.59	$135,088	2.18%	0.60%	1.75%	11.31%	12.61%
Fidelity Investment Grade Bonds SC2
2018	21,633	$10.56	$15.21	$259,462	2.28%	0.60%	1.75%	–2.53%	–1.39%
2017	21,901	$10.83	$15.42	$269,099	2.30%	0.60%	1.75%	2.18%	3.37%
2016	20,125	$10.60	$14.92	$242,133	2.46%	0.60%	1.75%	2.66%	3.85%
2015	16,489	$10.33	$14.38	$195,844	2.67%	0.60%	1.75%	–2.58%	–1.44%
2014	12,716	$10.60	$14.65	$159,057	2.01%	0.60%	1.75%	3.77%	4.98%
Fidelity Mid Cap SC2
2018	6,568	$14.62	$30.05	$131,653	0.35%	0.60%	1.75%	–16.27%	–15.29%
2017	17,087	$17.46	$35.64	$370,920	0.48%	0.60%	1.75%	18.44%	19.82%
2016	18,819	$14.74	$29.88	$342,992	0.40%	0.60%	1.75%	9.97%	11.25%
2015	9,433	$13.40	$26.98	$170,667	0.20%	0.60%	1.75%	–3.35%	–2.22%
2014	19,006	$13.87	$27.71	$324,649	0.02%	0.60%	1.75%	4.18%	5.40%
Franklin Flex Cap Growth VIP CL 2
2018	690	$17.29	$28.85	$14,377	0.00%	0.60%	1.75%	1.32%	2.52%
2017	1,363	$17.07	$22.39	$27,018	0.00%	0.60%	1.75%	24.73%	26.18%
2016	1,453	$13.68	$22.39	$23,108	0.00%	0.60%	1.75%	–4.58%	–3.47%
2015	1,116	$14.34	$23.24	$18,971	0.00%	0.60%	1.75%	2.54%	3.74%
2014	1,263	$13.99	$22.45	$20,782	0.00%	0.60%	1.75%	4.25%	5.47%

FSA-82

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Income VIP CL 2
2018	7,916	$12.72	$21.52	$129,560	5.91%	0.60%	1.75%	–5.99%	–4.88%
2017	14,303	$13.53	$22.67	$239,079	4.15%	0.60%	1.75%	7.76%	9.02%
2016	15,126	$12.56	$20.83	$233,837	5.60%	0.60%	1.75%	12.04%	13.34%
2015	10,486	$11.21	$18.42	$150,657	4.95%	0.60%	1.75%	–8.68%	–7.61%
2014	11,175	$12.27	$19.98	$175,785	5.08%	0.60%	1.75%	2.79%	3.99%
Franklin Mutual Global Discovery VIP CL 2
2018	124	$9.06	$9.47	$1,147	2.71%	0.90%	1.30%	–12.38%	–12.02%
2017	96	$10.34	$10.77	$1,010	1.19%	0.60%	1.75%	2.66%	7.52%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP CL 2
2018	24,488	$13.95	$23.02	$392,976	2.94%	0.60%	1.75%	–10.66%	–9.61%
2017	42,841	$15.59	$25.53	$760,362	2.21%	0.60%	1.75%	6.46%	7.70%
2016	46,777	$14.63	$23.75	$775,502	2.36%	0.60%	1.75%	14.04%	15.36%
2015	33,349	$12.82	$20.63	$484,637	2.96%	0.60%	1.75%	–6.60%	–5.51%
2014	47,438	$13.71	$21.87	$728,537	2.04%	0.60%	1.75%	5.25%	6.48%
Franklin Rising Dividend VIP CL 2
2018	9,662	$18.06	$30.41	$205,653	1.60%	0.60%	1.75%	–6.74%	–5.65%
2017	18,488	$19.37	$32.30	$405,590	1.53%	0.60%	1.75%	18.46%	19.84%
2016	20,344	$16.35	$27.00	$375,007	1.69%	0.60%	1.75%	14.02%	15.35%
2015	13,637	$14.34	$23.46	$228,798	1.70%	0.60%	1.75%	–5.33%	–4.23%
2014	21,975	$15.15	$24.54	$374,563	1.34%	0.60%	1.75%	6.82%	8.07%
Franklin Small Cap Value VIP CL 2
2018	1,597	$16.10	$22.47	$32,328	1.06%	0.60%	1.75%	–14.41%	–13.40%
2017	2,608	$18.81	$25.94	$59,518	0.51%	0.60%	1.75%	8.72%	9.99%
2016	2,824	$17.31	$23.59	$58,900	0.87%	0.60%	1.75%	27.92%	29.41%
2015	2,388	$13.53	$18.23	$40,092	0.75%	0.60%	1.75%	–9.01%	–7.94%
2014	2,608	$14.87	$19.80	$47,346	0.63%	0.60%	1.75%	–1.19%	–0.03%
Franklin Small-Mid Cap Growth VIP CL 2
2018	806	$15.57	$29.79	$15,829	0.00%	0.60%	1.75%	–7.03%	–5.94%
2017	1,735	$16.74	$31.73	$34,548	0.00%	0.60%	1.75%	19.28%	20.67%
2016	1,854	$14.04	$26.35	$31,042	0.00%	0.60%	1.75%	2.35%	3.55%
2015	1,078	$13.71	$25.50	$18,593	0.00%	0.60%	1.75%	–4.36%	–3.24%
2014	1,612	$14.34	$26.40	$27,779	0.00%	0.60%	1.75%	5.59%	6.83%
Franklin Strategic Income VIP CL2
2018	105	$9.80	$10.08	$1,057	2.74%	0.90%	1.30%	–3.41%	–3.02%
2017	76	$10.15	$10.40	$790	2.78%	0.90%	1.30%	1.09%	3.52%
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin US Government Securities VIP CL 2
2018	45,670	$9.55	$12.83	$491,853	2.74%	0.60%	1.75%	–1.43%	–0.27%
2017	49,200	$9.68	$12.87	$534,690	2.63%	0.60%	1.75%	–0.43%	0.73%
2016	49,314	$9.73	$12.77	$534,483	2.50%	0.60%	1.75%	–1.09%	0.06%
2015	50,826	$9.83	$12.76	$553,686	2.58%	0.60%	1.75%	–1.28%	–0.13%
2014	57,003	$9.96	$12.78	$623,015	2.66%	0.60%	1.75%	1.58%	2.76%

FSA-83

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Global Trends Allocation Fund SC
2018	635	$10.82	$11.27	$7,102	0.67%	1.00%	1.75%	–6.02%	–5.30%
2017	639	$11.42	$11.94	$7,565	0.30%	1.00%	1.75%	11.14%	11.98%
2016	676	$10.20	$10.70	$7,165	0.29%	1.00%	1.75%	2.52%	3.30%
2015	660	$9.87	$10.39	$6,835	0.11%	1.00%	1.75%	–7.46%	–6.76%
2014	399	$10.59	$11.17	$4,444	0.04%	1.00%	1.75%	2.13%	2.91%
Goldman Sachs International Equity Insights(a)
2018	1,476	$11.73	$19.57	$21,957	1.95%	0.60%	1.80%	–17.80%	–16.79%
2017	1,620	$14.17	$23.67	$29,100	1.85%	0.60%	1.80%	24.34%	25.85%
2016	1,888	$11.32	$18.93	$27,037	1.97%	0.60%	1.80%	–4.47%	–3.31%
2015	2,072	$11.76	$19.71	$30,990	1.66%	0.60%	1.80%	–0.76%	0.45%
2014	2,381	$11.77	$19.75	$35,657	3.41%	0.60%	1.80%	–9.20%	–8.10%
Goldman Sachs International Equity Insights SC(b)
2018	3,737	$8.85	$16.86	$38,024	1.53%	0.70%	1.75%	–18.02%	–17.14%
2017	4,472	$10.77	$20.37	$55,115	1.70%	0.70%	1.75%	24.01%	25.33%
2016	4,578	$8.67	$16.27	$44,909	1.78%	0.70%	1.75%	–4.56%	–3.54%
2015	4,695	$9.07	$16.88	$47,866	1.46%	0.70%	1.75%	–0.99%	0.07%
2014	5,049	$9.14	$16.89	$51,151	3.23%	0.70%	1.75%	–9.31%	–8.35%
Goldman Sachs Large Cap Value
2018	1,397	$18.67	$35.74	$37,305	1.29%	0.60%	1.80%	–10.11%	–9.01%
2017	1,577	$20.63	$39.54	$46,632	1.60%	0.60%	1.80%	7.89%	9.20%
2016	1,796	$18.98	$36.44	$49,161	2.02%	0.60%	1.80%	9.58%	10.91%
2015	2,092	$17.20	$33.07	$51,988	1.35%	0.60%	1.80%	–6.13%	–4.99%
2014	2,441	$18.20	$35.04	$64,132	1.29%	0.60%	1.80%	10.91%	12.26%
Goldman Sachs Large Cap Value Fund SC
2018	6,613	$13.48	$23.27	$103,634	1.00%	0.70%	1.75%	–10.33%	–9.36%
2017	7,820	$15.00	$25.70	$136,488	1.36%	0.70%	1.75%	7.65%	8.79%
2016	8,615	$13.91	$23.65	$138,956	1.86%	0.70%	1.75%	9.34%	10.51%
2015	9,046	$12.69	$21.42	$131,778	1.08%	0.70%	1.75%	–6.25%	–5.25%
2014	10,963	$13.51	$22.63	$170,959	1.07%	0.70%	1.75%	10.64%	11.82%
Goldman Sachs Mid Cap Value
2018	201	$24.01	$28.39	$5,381	1.34%	0.60%	1.80%	–12.08%	–11.00%
2017	226	$27.31	$31.93	$6,819	0.71%	0.60%	1.80%	9.08%	10.41%
2016	266	$25.04	$28.95	$7,291	1.29%	0.60%	1.80%	11.50%	12.85%
2015	302	$22.45	$25.68	$7,363	0.38%	0.60%	1.80%	–10.87%	–9.79%
2014	357	$25.19	$28.49	$9,659	0.94%	0.60%	1.80%	11.53%	12.89%
Goldman Sachs Mid Cap Value SC
2018	3,608	$11.52	$17.66	$59,701	0.31%	0.70%	1.75%	–12.27%	–11.33%
2017	9,603	$13.03	$19.91	$175,683	0.48%	0.70%	1.75%	8.92%	10.07%
2016	10,308	$11.87	$18.09	$172,499	1.51%	0.70%	1.75%	11.30%	12.49%
2015	4,977	$10.59	$16.08	$76,265	0.08%	0.70%	1.75%	–11.11%	–10.16%
2014	9,078	$11.82	$17.90	$152,268	0.79%	0.70%	1.75%	11.31%	12.49%
Goldman Sachs Small Cap Equity Insights
2018	477	$20.01	$51.38	$21,364	0.50%	0.60%	1.80%	–10.27%	–9.17%
2017	541	$22.28	$56.95	$26,763	0.52%	0.60%	1.80%	9.57%	10.90%
2016	620	$20.32	$51.69	$27,860	1.09%	0.60%	1.80%	20.99%	22.46%
2015	712	$16.78	$42.48	$26,200	0.28%	0.60%	1.80%	–3.89%	–2.71%
2014	839	$17.44	$43.95	$31,751	0.73%	0.60%	1.80%	5.01%	6.29%

FSA-84

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Small Cap Equity Insights SC
2018	633	$20.15	$33.15	$14,033	0.21%	0.70%	1.65%	–10.34%	–9.47%
2017	764	$22.45	$36.65	$18,725	0.29%	0.70%	1.65%	9.39%	10.45%
2016	871	$20.50	$33.22	$19,370	0.85%	0.70%	1.65%	20.97%	22.13%
2015	1,030	$16.93	$27.22	$18,749	0.03%	0.70%	1.65%	–4.10%	–3.18%
2014	1,227	$17.64	$28.14	$23,079	0.50%	0.70%	1.65%	4.93%	5.94%
Goldman Sachs Strategic Growth
2018	816	$22.17	$49.98	$27,674	0.45%	0.60%	1.80%	–2.83%	–1.63%
2017	961	$22.65	$51.15	$33,382	0.51%	0.60%	1.80%	28.32%	29.88%
2016	1,136	$17.53	$39.64	$30,335	0.58%	0.60%	1.80%	0.15%	1.37%
2015	1,322	$17.38	$39.36	$35,156	0.34%	0.60%	1.80%	1.54%	2.78%
2014	1,565	$16.99	$38.55	$40,289	0.35%	0.60%	1.80%	11.60%	12.96%
Goldman Sachs Strategic Growth SC
2018	4,077	$15.71	$33.09	$95,954	0.00%	0.70%	1.75%	–3.06%	–2.02%
2017	8,794	$16.09	$33.81	$205,502	0.26%	0.70%	1.75%	28.09%	29.45%
2016	9,897	$12.46	$26.14	$180,526	0.42%	0.70%	1.75%	–0.08%	0.98%
2015	8,563	$12.38	$25.91	$157,352	0.11%	0.70%	1.75%	1.34%	2.42%
2014	9,760	$12.12	$25.33	$176,080	0.12%	0.70%	1.75%	11.40%	12.59%
Goldman Sachs US Equity Insights
2018	566	$21.19	$55.60	$25,778	1.25%	0.60%	1.80%	–7.89%	–6.76%
2017	655	$22.84	$60.03	$31,997	1.34%	0.60%	1.80%	21.84%	23.33%
2016	751	$18.61	$48.99	$30,113	1.24%	0.60%	1.80%	8.75%	10.07%
2015	866	$16.99	$44.80	$31,838	1.29%	0.60%	1.80%	–1.99%	–0.79%
2014	1,010	$17.22	$45.46	$37,542	1.34%	0.60%	1.80%	14.27%	15.67%
Goldman Sachs US Equity Insights SC
2018	26	$20.22	$32.61	$697	1.08%	0.70%	1.65%	–7.91%	–7.02%
2017	23	$21.82	$35.10	$688	1.22%	0.70%	1.65%	21.77%	22.94%
2016	25	$17.81	$28.58	$601	1.00%	0.70%	1.65%	8.66%	9.70%
2015	30	$16.30	$26.08	$670	1.07%	0.70%	1.65%	–2.05%	–1.10%
2014	38	$15.98	$26.40	$852	1.08%	0.70%	1.65%	14.27%	15.37%
Goldman Sachs VIT Core Fixed Income SC
2018	2,691	$10.04	$10.19	$27,300	3.38%	0.90%	1.30%	–2.12%	–1.73%
2017	2,683	$10.26	$10.37	$27,737	2.66%	0.90%	1.30%	1.80%	2.21%
2016	2,377	$10.08	$10.15	$24,074	2.26%	0.90%	1.30%	1.37%	1.78%
2015	1,109	$9.94	$9.97	$11,044	0.84%	0.90%	1.30%	–0.18%	0.02%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Goldman Sachs VIT Growth Opportunities SC
2018	2,160	$16.99	$24.22	$47,420	0.00%	0.60%	1.75%	–6.02%	–4.92%
2017	2,966	$18.08	$25.48	$67,966	0.00%	0.60%	1.75%	24.71%	26.16%
2016	3,435	$14.50	$20.19	$62,844	0.00%	0.60%	1.75%	–0.35%	0.81%
2015	3,268	$14.55	$20.03	$60,353	0.00%	0.60%	1.75%	–6.86%	–5.77%
2014	3,885	$15.62	$21.26	$75,575	0.00%	0.60%	1.75%	9.16%	10.43%
Guggenheim Floating Rate Strategies (Series F)
2018	366	$11.08	$11.08	$4,059	2.96%	1.00%	1.00%	–1.80%	–1.80%
2017	364	$11.28	$11.28	$4,108	3.36%	1.00%	1.00%	2.43%	2.43%
2016	321	$11.01	$11.01	$3,535	5.07%	1.00%	1.00%	7.48%	7.48%
2015	159	$10.25	$10.25	$1,627	1.89%	1.00%	1.00%	–0.28%	–0.28%
2014	53	$10.28	$10.28	$547	0.00%	1.00%	1.00%	1.36%	1.36%

FSA-85

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Guggenheim Global Managed Futures Strategy
2018	39	$9.34	$9.34	$363	0.00%	1.00%	1.00%	–9.94%	–9.94%
2017	38	$10.38	$10.38	$396	1.40%	1.00%	1.00%	7.63%	7.63%
2016	37	$9.64	$9.64	$361	4.26%	1.00%	1.00%	–15.61%	–15.61%
2015	30	$11.42	$11.42	$345	2.38%	1.00%	1.00%	–2.53%	–2.53%
2014	14	$11.72	$11.72	$165	0.00%	1.00%	1.00%	10.96%	10.96%
Guggenheim Long Short Equity
2018	29	$10.54	$10.54	$309	0.00%	1.00%	1.00%	–6.03%	–6.03%
2017	24	$12.23	$12.23	$294	0.36%	1.00%	1.00%	13.71%	13.71%
2016	28	$10.75	$10.75	$299	0.00%	1.00%	1.00%	–0.35%	–0.35%
2015	22	$10.79	$10.79	$238	0.00%	1.00%	1.00%	0.25%	0.25%
2014	5	$10.76	$10.76	$52	0.00%	1.00%	1.00%	1.77%	1.77%
Guggenheim Multi-Hedge Strategies
2018	71	$10.06	$10.06	$712	0.00%	1.00%	1.00%	–6.03%	–6.03%
2017	70	$10.70	$10.70	$754	0.00%	1.00%	1.00%	2.64%	2.64%
2016	70	$10.43	$10.43	$730	0.10%	1.00%	1.00%	–1.48%	–1.48%
2015	59	$10.58	$10.58	$624	0.69%	1.00%	1.00%	0.83%	0.83%
2014	17	$10.50	$10.50	$182	0.00%	1.00%	1.00%	3.61%	3.61%
Invesco VI American Franchise I
2018	492	$9.61	$11.47	$5,161	0.00%	0.70%	1.65%	–5.22%	–4.30%
2017	549	$10.14	$11.99	$6,026	0.08%	0.70%	1.65%	25.25%	26.45%
2016	622	$8.09	$9.48	$5,417	0.00%	0.70%	1.65%	0.59%	1.55%
2015	701	$8.04	$9.34	$6,035	0.00%	0.70%	1.65%	3.28%	4.27%
2014	756	$7.79	$8.95	$6,276	0.04%	0.70%	1.65%	6.65%	7.68%
Invesco VI American Franchise II
2018	200	$9.24	$33.67	$2,830	0.00%	0.60%	1.70%	–5.53%	–4.47%
2017	216	$9.77	$35.31	$3,188	0.00%	0.60%	1.70%	24.88%	26.27%
2016	254	$7.82	$28.02	$2,947	0.00%	0.60%	1.70%	0.29%	1.41%
2015	273	$7.80	$27.69	$3,191	0.00%	0.60%	1.70%	2.97%	4.12%
2014	338	$7.57	$26.65	$3,775	0.00%	0.60%	1.70%	6.33%	7.52%
Invesco VI American Value II
2018	2,775	$14.47	$20.86	$46,167	0.25%	0.60%	1.75%	–14.40%	–13.39%
2017	4,682	$16.91	$24.09	$90,291	0.43%	0.60%	1.75%	7.77%	9.03%
2016	4,624	$15.69	$22.09	$82,200	0.16%	0.60%	1.75%	13.21%	14.53%
2015	1,769	$13.86	$19.29	$27,984	0.00%	0.60%	1.75%	–10.94%	–9.90%
2014	4,498	$15.56	$21.41	$78,129	0.22%	0.60%	1.75%	7.56%	8.82%
Invesco VI Balanced Risk Allocation II
2018	5,849	$11.81	$15.17	$76,342	1.33%	0.60%	1.75%	–14.40%	–13.39%
2017	6,037	$12.88	$16.36	$85,396	3.75%	0.60%	1.75%	7.92%	9.18%
2016	6,510	$11.94	$14.99	$85,098	0.20%	0.60%	1.75%	9.57%	10.85%
2015	6,359	$10.90	$13.52	$75,614	4.12%	0.60%	1.75%	–6.07%	–4.97%
2014	5,478	$11.60	$14.23	$69,261	0.00%	0.60%	1.75%	3.86%	5.08%
Invesco VI Comstock I
2018	786	$25.86	$31.79	$22,654	1.81%	0.70%	1.80%	–13.75%	–12.78%
2017	901	$29.99	$36.45	$29,936	2.09%	0.70%	1.80%	15.74%	17.03%
2016	1,053	$25.91	$31.14	$30,040	1.49%	0.70%	1.80%	15.20%	16.48%
2015	1,196	$22.49	$26.74	$29,440	1.91%	0.70%	1.80%	–7.67%	–6.64%
2014	1,439	$24.36	$28.64	$38,137	1.28%	0.70%	1.80%	7.42%	8.62%
Invesco VI Comstock II
2018	4,837	$16.48	$30.57	$126,042	1.62%	0.60%	1.80%	–13.95%	–12.90%
2017	7,170	$19.14	$35.13	$202,996	1.90%	0.60%	1.80%	15.47%	16.87%
2016	7,926	$16.57	$30.09	$195,282	1.35%	0.60%	1.80%	14.89%	16.29%
2015	7,016	$14.41	$25.90	$158,849	1.57%	0.60%	1.80%	–7.88%	–6.76%
2014	8,915	$15.64	$27.81	$208,968	1.08%	0.60%	1.80%	7.14%	8.45%
FSA-86

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Invesco VI Equity and Income II
2018	6,733	$14.43	$25.49	$137,306	2.51%	0.60%	1.80%	–11.36%	–10.27%
2017	13,848	$16.28	$28.44	$288,949	1.43%	0.60%	1.80%	8.79%	10.12%
2016	14,912	$14.95	$25.85	$285,668	1.96%	0.60%	1.80%	12.78%	14.15%
2015	8,804	$13.25	$22.67	$164,487	1.96%	0.60%	1.80%	–4.34%	–3.17%
2014	13,005	$13.85	$23.43	$239,404	1.59%	0.60%	1.80%	6.81%	8.12%
Invesco VI Global Real Estate II
2018	426	$11.07	$13.23	$5,350	5.10%	0.90%	1.75%	–7.98%	–7.18%
2017	1,344	$11.94	$14.26	$18,081	5.27%	0.90%	1.75%	10.77%	11.72%
2016	196	$10.70	$12.76	$2,438	9.62%	0.90%	1.75%	0.04%	0.90%
2015	238	$10.61	$12.65	$2,960	1.35%	0.90%	1.75%	–3.46%	–2.63%
2014	1,013	$10.91	$12.99	$12,807	1.55%	0.90%	1.75%	12.35%	13.31%
Invesco VI Government Securities II
2018	12,922	$9.80	$10.95	$134,725	1.97%	0.60%	1.75%	–1.47%	0.31%
2017	13,042	$9.94	$10.98	$137,102	1.92%	0.60%	1.80%	–0.10%	1.11%
2016	11,744	$9.95	$10.86	$122,902	1.94%	0.60%	1.80%	–0.81%	0.40%
2015	9,206	$10.02	$10.82	$97,513	1.87%	0.60%	1.80%	–1.74%	–0.54%
2014	9,174	$10.20	$10.87	$98,609	2.84%	0.60%	1.80%	2.01%	3.26%
Invesco VI Growth & Income I
2018	1,042	$22.53	$27.70	$26,054	2.12%	0.70%	1.80%	–14.95%	–13.99%
2017	1,191	$26.49	$32.20	$34,826	1.49%	0.70%	1.80%	12.27%	13.52%
2016	1,343	$23.60	$28.37	$34,809	1.07%	0.70%	1.80%	17.55%	18.86%
2015	1,553	$20.08	$23.87	$34,050	2.88%	0.70%	1.80%	–4.81%	–3.74%
2014	1,819	$21.09	$24.79	$41,653	1.72%	0.70%	1.80%	8.30%	9.51%
Invesco VI Growth & Income II
2018	13,102	$16.04	$26.62	$291,501	2.12%	0.60%	1.80%	–15.15%	–14.11%
2017	33,288	$18.90	$31.03	$780,598	1.27%	0.60%	1.80%	11.99%	13.35%
2016	37,951	$16.87	$27.40	$789,350	1.09%	0.60%	1.80%	17.29%	18.72%
2015	21,433	$14.37	$23.10	$411,587	2.13%	0.60%	1.80%	–5.05%	–3.89%
2014	33,462	$15.13	$24.06	$636,165	1.52%	0.60%	1.80%	7.99%	9.31%
Invesco VI International Growth II
2018	2,612	$10.67	$11.75	$30,426	1.04%	0.60%	1.65%	–16.61%	–15.72%
2017	6,507	$12.80	$13.98	$90,138	1.72%	0.60%	1.75%	20.59%	21.99%
2016	2,950	$10.60	$11.49	$33,638	2.74%	0.60%	1.65%	–2.33%	–1.29%
2015	3,057	$10.85	$11.68	$35,435	1.13%	0.60%	1.65%	–4.22%	–3.20%
2014	4,943	$11.33	$12.10	$59,535	1.66%	0.60%	1.65%	–1.56%	–0.51%
Invesco VI Mid-Cap Growth II
2018	1,366	$9.46	$30.24	$25,820	0.00%	0.60%	1.75%	–7.53%	–6.44%
2017	2,052	$10.22	$32.38	$40,574	0.00%	0.60%	1.75%	20.01%	21.41%
2016	2,245	$8.30	$26.73	$36,819	0.00%	0.60%	1.80%	–1.23%	–0.03%
2015	1,904	$8.40	$26.79	$32,590	0.00%	0.60%	1.80%	–0.77%	0.44%
2014	2,329	$8.47	$26.72	$40,027	0.00%	0.60%	1.80%	5.76%	7.05%
Invesco VI Small Cap Equity II
2018	554	$10.60	$13.54	$7,450	0.00%	0.90%	1.65%	–16.68%	16.04%
2017	1,069	$12.64	$16.12	$16,795	0.00%	0.90%	1.75%	11.74%	12.71%
2016	1,029	$11.22	$14.31	$14,323	0.00%	0.90%	1.75%	9.89%	10.84%
2015	405	$10.14	$12.91	$5,206	0.00%	0.90%	1.30%	–6.97%	–6.59%
2014	1,197	$10.86	$13.82	$16,478	0.00%	0.90%	1.75%	0.30%	1.17%
Lord Abbett Bond Debenture VC
2018	35,640	$12.74	$26.48	$592,127	4.26%	0.60%	1.80%	–6.40%	5.25%
2017	38,072	$13.51	$27.79	$672,287	4.16%	0.60%	1.80%	7.25%	8.56%
2016	39,558	$12.59	$25.62	$649,430	4.52%	0.60%	1.80%	10.12%	11.46%
2015	41,371	$11.42	$23.01	$618,733	4.38%	0.60%	1.80%	–3.30%	–2.12%
2014	35,674	$11.81	$23.53	$574,288	4.77%	0.60%	1.80%	2.47%	3.72%

FSA-87

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Lord Abbett Calibrated Dividend Growth VC
2018	3,530	$17.32	$32.91	$78,067	1.65%	0.60%	1.80%	–6.40%	5.25%
2017	4,777	$18.49	$34.77	$111,560	1.71%	0.60%	1.80%	16.99%	18.41%
2016	4,818	$15.80	$29.39	$97,491	2.20%	0.60%	1.80%	13.04%	14.41%
2015	2,179	$13.97	$25.72	$44,923	1.76%	0.60%	1.80%	–3.89%	–2.72%
2014	2,240	$14.53	$26.46	$49,855	1.62%	0.60%	1.80%	9.54%	10.87%
Lord Abbett Classic Stock VC
2018	641	$15.81	$24.39	$11,857	0.46%	0.60%	1.80%	–9.42%	–8.35%
2017	1,575	$17.43	$26.66	$31,026	0.79%	0.60%	1.75%	14.80%	16.14%
2016	1,812	$15.17	$23.00	$31,046	1.22%	0.60%	1.75%	10.48%	11.77%
2015	1,206	$13.72	$20.62	$18,978	0.85%	0.60%	1.75%	–2.64%	–1.50%
2014	1,597	$14.07	$20.98	$25,074	0.70%	0.60%	1.75%	7.23%	8.49%
Lord Abbett Growth & Income VC
2018	3,266	$15.89	$25.42	$67,883	1.34%	0.60%	1.75%	9.81%	–8.70%
2017	3,830	$17.60	$27.90	$87,445	1.26%	0.60%	1.80%	11.35%	12.70%
2016	4,486	$15.80	$24.80	$91,339	1.42%	0.60%	1.80%	15.01%	16.41%
2015	5,041	$13.73	$21.35	$88,967	1.13%	0.60%	1.80%	–4.61%	–3.45%
2014	6,108	$14.39	$22.15	$111,740	0.65%	0.60%	1.80%	5.72%	7.01%
Lord Abbett Growth Opportunities VC
2018	1,206	$15.70	$32.68	$30,047	0.00%	0.60%	1.75%	–4.60%	–3.47%
2017	4,040	$16.46	$33.89	$88,278	0.00%	0.60%	1.75%	20.77%	22.18%
2016	4,371	$13.63	$27.77	$78,729	0.00%	0.60%	1.75%	–0.53%	0.63%
2015	1,834	$13.70	$27.62	$38,378	0.00%	0.60%	1.75%	0.93%	2.11%
2014	1,169	$13.58	$27.08	$28,558	0.00%	0.60%	1.75%	4.22%	5.43%
Lord Abbett International Opportunities VC
2018	1,462	$11.95	$24.23	$20,718	0.93%	0.60%	1.75%	–25.01%	–24.13%
2017	1,529	$15.92	$32.00	$28,657	1.12%	0.60%	1.75%	36.79%	38.38%
2016	1,766	$11.63	$23.17	$23,968	0.93%	0.60%	1.75%	–5.94%	–4.85%
2015	1,967	$12.35	$24.40	$27,940	0.82%	0.60%	1.75%	9.15%	10.43%
2014	2,106	$11.30	$22.14	$27,249	1.29%	0.60%	1.75%	–7.41%	–6.32%
Lord Abbett Mid Cap Stock VC
2018	2,256	$13.51	$25.31	$46,892	0.64%	0.60%	1.80%	–16.57%	–15.55%
2017	2,909	$16.19	$30.03	$69,825	0.59%	0.60%	1.80%	4.92%	6.19%
2016	3,226	$15.42	$28.33	$73,435	0.50%	0.60%	1.80%	14.31%	15.70%
2015	3,258	$13.49	$24.54	$66,034	0.55%	0.60%	1.80%	–5.52%	–4.36%
2014	3,911	$14.27	$25.71	$83,064	0.42%	0.60%	1.80%	9.52%	10.86%
Lord Abbett Series Fundamental Equity VC
2018	5,536	$15.09	$21.01	$102,122	0.99%	0.60%	1.75%	–9.77%	–8.71%
2017	13,068	$16.72	$23.01	$255,340	1.01%	0.60%	1.75%	10.61%	11.90%
2016	14,509	$15.11	$20.56	$254,780	1.49%	0.60%	1.75%	13.73%	15.05%
2015	7,825	$13.29	$17.87	$125,147	0.87%	0.60%	1.75%	–5.13%	–4.02%
2014	13,829	$14.01	$18.62	$223,533	0.45%	0.60%	1.75%	5.27%	6.50%
MFS Growth Series IC
2018	138	$24.62	$39.52	$4,990	0.10%	0.70%	1.80%	0.81%	1.95%
2017	150	$24.25	$38.98	$5,354	0.10%	0.70%	1.80%	29.05%	30.30%
2016	182	$18.66	$30.04	$4,941	0.04%	0.70%	1.80%	0.61%	1.73%
2015	200	$18.42	$29.69	$5,390	0.15%	0.70%	1.80%	5.63%	6.81%
2014	207	$17.31	$27.96	$5,404	0.10%	0.70%	1.80%	6.99%	8.18%

FSA-88

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
MFS Growth Series SC
2018	1,577	$21.32	$38.01	$44,160	0.00%	0.60%	1.80%	0.56%	1.79%
2017	1,916	$21.19	$37.59	$53,088	0.00%	0.60%	1.80%	28.74%	30.30%
2016	2,207	$16.45	$29.04	$47,069	0.00%	0.60%	1.80%	0.35%	1.57%
2015	2,820	$16.38	$28.78	$58,065	0.00%	0.60%	1.80%	5.37%	6.66%
2014	7,240	$15.54	$27.16	$130,103	0.00%	0.60%	1.80%	6.73%	8.03%
MFS Investors Trust IC
2018	240	$21.24	$28.12	$6,339	0.66%	0.70%	1.80%	–7.20%	–6.15%
2017	270	$22.73	$30.13	$7,660	0.72%	0.70%	1.80%	21.14%	22.49%
2016	310	$18.63	$24.74	$7,227	0.83%	0.70%	1.80%	6.64%	7.83%
2015	361	$17.35	$23.07	$7,853	0.91%	0.70%	1.80%	–1.58%	–0.48%
2014	408	$17.50	$22.31	$8,995	0.92%	0.70%	1.80%	9.01%	10.23%
MFS Investors Trust SC
2018	2,400	$17.89	$28.55	$54,461	0.45%	0.60%	1.75%	–7.36%	–6.28%
2017	2,845	$19.31	$30.53	$69,445	0.55%	0.60%	1.75%	20.88%	22.29%
2016	3,293	$15.97	$25.01	$66,205	0.55%	0.60%	1.80%	6.37%	7.67%
2015	3,743	$15.01	$23.28	$70,030	0.81%	0.60%	1.80%	–1.84%	–0.65%
2014	10,844	$15.28	$23.48	$191,030	0.80%	0.60%	1.80%	8.72%	10.05%
MFS New Discovery IC
2018	48	$35.28	$45.90	$2,051	0.00%	0.70%	1.80%	–3.26%	–2.17%
2017	52	$36.21	$47.18	$2,300	0.00%	0.70%	1.80%	24.39%	25.77%
2016	61	$28.91	$37.72	$2,162	0.00%	0.70%	1.80%	7.10%	8.29%
2015	65	$26.80	$35.03	$2,152	0.00%	0.70%	1.80%	–3.65%	–2.57%
2014	76	$27.62	$36.15	$2,594	0.00%	0.70%	1.80%	–8.93%	–7.91%
MFS New Discovery SC
2018	1,792	$15.48	$44.13	$58,436	0.00%	0.60%	1.80%	–3.49%	–2.31%
2017	2,284	$16.04	$45.47	$77,142	0.00%	0.60%	1.80%	24.07%	25.58%
2016	2,710	$12.92	$36.45	$73,384	0.00%	0.60%	1.80%	6.85%	8.15%
2015	2,943	$12.09	$33.92	$73,525	0.00%	0.60%	1.80%	–3.90%	–2.73%
2014	3,853	$12.57	$35.11	$94,951	0.00%	0.60%	1.80%	–9.16%	–8.05%
MFS Research IC
2018	173	$22.61	$29.91	$4,869	0.74%	0.70%	1.80%	–6.10%	5.04%
2017	199	$23.91	$31.67	$5,944	1.30%	0.70%	1.80%	21.16%	22.51%
2016	244	$20.40	$26.00	$6,023	0.76%	0.70%	1.80%	6.79%	7.98%
2015	293	$18.92	$24.21	$6,708	0.74%	0.70%	1.80%	–1.01%	0.10%
2014	328	$18.93	$24.32	$7,558	0.81%	0.70%	1.80%	8.22%	9.43%
MFS Research SC
2018	137	$18.22	$30.66	$3,420	0.74%	0.60%	1.75%	–6.30%	–5.20%
2017	169	$19.44	$32.41	$4,475	1.11%	0.60%	1.75%	20.93%	22.33%
2016	199	$16.08	$26.55	$4,332	0.51%	0.60%	1.75%	6.60%	7.84%
2015	222	$15.08	$24.66	$4,475	0.50%	0.60%	1.75%	–1.23%	–0.07%
2014	399	$15.27	$24.73	$7,680	0.58%	0.60%	1.75%	8.01%	9.28%
MFS Total Return IC
2018	729	$23.86	$28.68	$19,571	2.25%	0.70%	1.80%	–7.57%	–6.44%
2017	807	$25.56	$30.77	$23,270	2.34%	0.70%	1.80%	10.29%	11.52%
2016	937	$23.01	$27.75	$24,341	2.83%	0.70%	1.80%	7.14%	8.33%
2015	1,067	$21.33	$25.75	$25,781	2.60%	0.70%	1.80%	–2.16%	–1.07%
2014	1,212	$21.64	$26.18	$29,780	1.84%	0.70%	1.80%	6.55%	7.74%
MFS Total Return SC
2018	2,438	$14.05	$27.58	$52,502	1.99%	0.60%	1.80%	–7.57%	–6.44%
2017	2,777	$15.20	$29.67	$64,256	2.12%	0.60%	1.80%	10.02%	11.36%
2016	3,118	$13.81	$26.82	$64,933	2.64%	0.60%	1.80%	6.86%	8.16%
2015	3,476	$12.91	$24.96	$67,343	2.44%	0.60%	1.80%	–2.37%	–1.18%
2014	5,578	$13.22	$25.42	$102,488	1.69%	0.60%	1.80%	6.29%	7.59%

FSA-89

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
MFS Utilities IC
2018	63	$37.19	$40.50	$2,455	1.17%	0.70%	1.65%	–0.62%	0.35%
2017	74	$37.21	$40.58	$2,920	4.21%	0.70%	1.65%	12.95%	14.03%
2016	92	$32.76	$35.79	$3,190	4.09%	0.70%	1.65%	9.64%	10.69%
2015	99	$29.72	$32.51	$3,118	4.19%	0.70%	1.65%	–15.93%	–15.12%
2014	137	$35.15	$38.51	$5,090	2.09%	0.70%	1.65%	10.88%	11.94%
MFS Utilities SC
2018	1,058	$14.24	$38.92	$27,588	0.86%	0.60%	1.75%	–0.96%	0.20%
2017	1,249	$14.38	$39.10	$33,093	4.18%	0.60%	1.75%	12.50%	13.81%
2016	1,461	$12.78	$34.58	$34,249	3.68%	0.60%	1.75%	9.30%	10.57%
2015	1,694	$11.69	$31.48	$35,747	2.86%	0.60%	1.75%	–16.25%	–15.27%
2014	3,801	$13.96	$37.40	$78,284	1.92%	0.60%	1.80%	10.44%	11.79%
MFS VIT Total Return Bond SC
2018	39,442	$10.67	$12.89	$464,112	3.00%	0.60%	1.75%	–3.06%	1.92%
2017	43,300	$11.01	$13.14	$522,114	3.17%	0.60%	1.75%	2.37%	3.56%
2016	44,680	$10.76	$12.69	$522,176	3.19%	0.60%	1.75%	2.20%	3.39%
2015	50,020	$10.52	$12.27	$567,063	3.28%	0.60%	1.75%	–2.32%	–1.18%
2014	64,834	$10.77	$12.42	$741,457	2.76%	0.60%	1.75%	3.77%	4.99%
MFS VIT Value SC
2018	9,144	$17.40	$22.50	$188,402	1.34%	0.60%	1.75%	–11.93%	–10.90%
2017	10,465	$19.76	$25.25	$243,337	1.70%	0.60%	1.75%	15.30%	16.65%
2016	11,919	$17.13	$21.65	$238,781	1.82%	0.60%	1.75%	11.79%	13.10%
2015	13,576	$15.33	$19.14	$241,370	2.28%	0.60%	1.75%	–2.67%	–1.53%
2014	29,436	$15.75	$19.44	$516,769	1.37%	0.60%	1.75%	8.28%	9.54%
MFS VIT II Emerging Markets Equity SC
2018	48	$8.94	$9.60	$449	0.11%	0.90%	1.65%	–15.55%	–14.91%
2017	53	$10.59	$11.29	$588	0.98%	0.90%	1.65%	35.40%	36.43%
2016	61	$7.82	$8.29	$495	0.36%	0.90%	1.65%	7.25%	8.07%
2015	72	$7.29	$7.68	$537	0.58%	0.90%	1.65%	–14.52%	–13.87%
2014	143	$8.53	$8.92	$1,241	0.65%	0.90%	1.65%	–8.52%	–7.82%
MFS VIT II International Value SC
2018	1,467	$12.75	$16.32	$23,902	0.92%	0.90%	1.30%	–10.90%	–10.54%
2017	1,618	$14.27	$18.24	$29,487	1.32%	0.90%	1.30%	25.18%	25.68%
2016	1,817	$11.36	$14.51	$26,343	1.08%	0.90%	1.30%	2.50%	2.91%
2015	2,166	$11.05	$14.10	$30,515	2.73%	0.90%	1.30%	4.94%	5.36%
2014	6,677	$10.50	$13.38	$89,173	2.05%	0.90%	1.75%	–0.63%	0.22%
MFS VIT II MA Investors Growth Stock IC
2018	118	$12.77	$13.32	$1,536	0.60%	0.70%	1.80%	–1.01%	0.10%
2017	135	$12.90	$13.30	$1,765	0.66%	0.70%	1.80%	26.12%	27.53%
2016	157	$10.22	$10.43	$1,615	0.56%	0.70%	1.80%	4.17%	5.34%
2015	202	$9.82	$9.90	$1,987	1.08%	0.70%	1.80%	–3.72%	–2.91%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT II MA Investors Growth Stock SC
2018	3,092	$12.65	$13.25	$40,555	0.34%	0.60%	1.80%	–1.24%	–0.03%
2017	3,815	$12.81	$13.26	$50,192	0.42%	0.60%	1.80%	25.81%	27.33%
2016	4,476	$10.19	$10.41	$46,366	0.38%	0.60%	1.80%	3.94%	5.21%
2015	5,131	$9.80	$9.90	$50,659	1.07%	0.60%	1.80%	–3.95	–3.06
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

FSA-90

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Morgan Stanley VIF, Inc. Global Real Estate II
2018	534	$11.68	$23.60	$7,266	3.24%	0.60%	1.75%	–9.81%	–8.75%
2017	623	$12.95	$25.92	$9,382	2.46%	0.60%	1.75%	7.80%	9.05%
2016	634	$12.01	$23.82	$8,813	1.43%	0.60%	1.75%	1.33%	2.51%
2015	678	$11.85	$23.28	$9,253	2.21%	0.60%	1.75%	–3.14%	–2.01%
2014	750	$12.24	$23.81	$10,471	6.74%	0.60%	1.75%	11.86%	13.17%
Oppenheimer Capital Appreciation Fund/VA
2018	238	$21.03	$30.75	$6,685	0.34%	0.70%	1.80%	–7.43%	–6.39%
2017	276	$22.56	$33.04	$8,348	0.24%	0.70%	1.80%	24.56%	25.95%
2016	299	$17.98	$26.38	$7,236	0.40%	0.70%	1.80%	–3.96%	–2.88%
2015	343	$18.59	$27.31	$8,632	0.09%	0.70%	1.80%	1.68%	2.82%
2014	397	$18.16	$26.71	$9,817	0.44%	0.70%	1.80%	13.33%	14.60%
Oppenheimer Capital Appreciation Fund/VA SC
2018	1,332	$16.81	$29.59	$28,858	0.00%	0.60%	1.80%	–7.66%	6.74%
2017	3,512	$18.19	$31.87	$76,611	0.01%	0.60%	1.80%	24.24%	25.75%
2016	3,784	$14.64	$25.51	$66,252	0.07%	0.60%	1.80%	–4.18%	–3.01%
2015	3,174	$15.27	$26.47	$58,337	0.00%	0.60%	1.80%	1.41%	2.65%
2014	2,119	$15.05	$25.96	$40,005	0.18%	0.60%	1.80%	13.06%	14.44%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2018	86	$19.47	$27.17	$2,233	0.00%	0.70%	1.80%	–7.78%	–6.74%
2017	96	$20.91	$29.29	$2,700	0.03%	0.70%	1.80%	26.48%	27.69%
2016	112	$16.37	$23.03	$2,466	0.00%	0.70%	1.80%	0.50%	1.62%
2015	127	$16.14	$22.79	$2,782	0.00%	0.70%	1.80%	4.69%	5.86%
2014	139	$15.27	$21.65	$2,907	0.00%	0.70%	1.80%	3.88%	5.04%
Oppenheimer Discovery Mid Cap Growth Fund/VA SC
2018	28	$17.88	$34.00	$652	0.00%	0.60%	1.80%	–8.00%	–6.87%
2017	36	$19.30	$36.58	$927	0.00%	0.60%	1.80%	26.15%	27.69%
2016	42	$15.19	$28.71	$852	0.00%	0.60%	1.80%	0.25%	1.47%
2015	46	$15.05	$28.35	$919	0.00%	0.60%	1.80%	4.44%	5.71%
2014	54	$14.31	$26.87	$1,012	0.00%	0.60%	1.80%	3.63%	4.89%
Oppenheimer Global Fund/VA
2018	194	$33.60	$42.14	$7,517	1.02%	0.70%	1.80%	–14.75%	–13.79%
2017	215	$39.13	$49.15	$9,783	0.97%	0.70%	1.80%	34.22%	35.71%
2016	243	$28.95	$36.42	$8,199	1.01%	0.70%	1.80%	–1.71%	–0.62%
2015	266	$29.25	$36.85	$9,090	1.33%	0.70%	1.80%	2.08%	3.22%
2014	306	$28.45	$35.90	$10,207	1.10%	0.70%	1.80%	0.45%	1.58%
Oppenheimer Global Fund/VA SC
2018	6,854	$14.78	$40.58	$204,556	0.92%	0.60%	1.80%	–14.96%	–13.91%
2017	14,314	$17.37	$47.45	$410,949	0.75%	0.60%	1.80%	33.88%	35.50%
2016	17,359	$12.97	$35.25	$371,521	0.61%	0.60%	1.80%	–1.95%	–0.75%
2015	10,419	$13.22	$35.75	$269,963	1.32%	0.60%	1.80%	1.81%	3.05%
2014	16,067	$12.98	$34.92	$362,251	0.88%	0.60%	1.80%	0.22%	1.44%
Oppenheimer Global Strategic Income Fund/VA
2018	426	$19.73	$23.62	$9,098	4.90%	0.70%	1.80%	–6.13%	–5.07%
2017	492	$21.02	$24.88	$11,143	2.34%	0.70%	1.80%	4.37%	5.53%
2016	552	$20.14	$23.58	$11,927	5.07%	0.70%	1.80%	4.62%	5.79%
2015	648	$19.25	$22.29	$13,319	5.98%	0.70%	1.80%	–4.02%	–2.94%
2014	752	$20.06	$22.96	$16,068	4.25%	0.70%	1.80%	0.99%	2.12%
FSA-91

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC
2018	21,838	$10.15	$22.71	$327,166	4.58%	0.60%	1.80%	–6.26%	–5.11%
2017	23,422	$10.82	$23.96	$374,253	2.34%	0.60%	1.80%	4.14%	5.40%
2016	24,367	$10.39	$22.75	$372,230	4.61%	0.60%	1.80%	4.36%	5.63%
2015	26,621	$9.95	$21.56	$388,479	5.59%	0.60%	1.80%	–4.24%	–3.08%
2014	28,045	$10.38	$22.27	$425,726	3.91%	0.60%	1.80%	0.65%	1.88%
Oppenheimer Government Money Fund/VA
2018	457,088	$0.91	$10.95	$2,969,385	0.83%	0.60%	1.80%	–0.48%	0.74%
2017	92,044	$0.91	$10.87	$377,404	0.39%	0.60%	1.80%	–1.41%	–0.21%
2016	116,486	$0.92	$10.89	$489,814	0.01%	0.60%	1.80%	–1.78%	–0.59%
2015	443,743	$0.93	$10.96	$2,546,039	0.01%	0.60%	1.80%	–1.79%	–0.59%
2014	116,203	$0.94	$11.02	$447,994	0.01%	0.60%	1.80%	–1.79%	–0.59%
Oppenheimer Main Street Fund/VA
2018	298	$20.10	$26.27	$7,269	1.22%	0.70%	1.80%	–9.55%	–8.53%
2017	342	$22.06	$28.88	$9,180	1.34%	0.70%	1.80%	14.81%	16.09%
2016	426	$19.08	$25.01	$9,916	1.08%	0.70%	1.80%	9.62%	10.84%
2015	519	$17.28	$22.69	$10,981	0.92%	0.70%	1.80%	1.47%	2.61%
2014	586	$16.91	$22.24	$12,203	0.84%	0.70%	1.80%	8.71%	9.93%
Oppenheimer Main Street Fund/VA SC
2018	3,244	$17.90	$29.08	$65,184	1.03%	0.60%	1.75%	–9.71%	–8.65%
2017	4,162	$19.83	$31.90	$92,333	1.07%	0.60%	1.80%	14.60%	15.94%
2016	3,919	$17.30	$27.57	$75,651	0.91%	0.60%	1.80%	9.30%	10.63%
2015	1,969	$15.82	$24.97	$35,737	0.48%	0.60%	1.80%	1.25%	2.49%
2014	1,047	$15.62	$24.41	$19,448	0.58%	0.60%	1.80%	8.42%	9.74%
PIMCO VIT All Asset Advisor
2018	160	$10.44	$11.26	$1,766	2.40%	0.90%	1.75%	–7.11%	–6.30%
2017	807	$11.16	$12.02	$9,406	4.57%	0.90%	1.75%	11.40%	12.36%
2016	814	$9.94	$10.69	$8,477	4.03%	0.90%	1.75%	10.94%	11.89%
2015	76	$8.89	$9.56	$724	3.27%	0.90%	1.75%	–10.78%	–10.00%
2014	84	$10.37	$10.62	$887	3.44%	0.90%	1.75%	–1.30%	–0.45%
PIMCO VIT Global Diversified Allocation Portfolio
2018	568	$11.04	$11.34	$6,407	2.06%	1.00%	1.75%	–10.66%	–9.97%
2017	476	$12.36	$12.63	$5,988	2.94%	1.00%	1.75%	14.82%	15.69%
2016	477	$10.76	$10.95	$5,196	1.65%	1.00%	1.75%	5.76%	6.56%
2015	443	$10.17	$10.31	$4,544	3.42%	1.00%	1.75%	–7.21%	–6.50%
2014	118	$10.97	$11.06	$1,299	4.61%	1.30%	1.75%	3.81%	4.28%
PIMCO VIT Long-Term US Government Advisor
2018	1,407	$11.75	$15.36	$18,486	2.23%	0.60%	1.75%	–4.19%	–3.07%
2017	1,479	$12.16	$15.88	$20,196	2.14%	0.60%	1.75%	6.95%	8.20%
2016	1,301	$11.27	$14.72	$16,576	2.13%	0.60%	1.75%	–1.18%	–0.03%
2015	1,300	$11.31	$14.76	$16,833	1.96%	0.60%	1.75%	–3.21%	–2.08%
2014	1,050	$11.59	$15.11	$13,894	2.19%	0.60%	1.75%	21.73%	23.15%
PIMCO VIT Low Duration Advisor
2018	12,259	$9.53	$11.13	$125,907	1.83%	0.60%	1.75%	–1.52%	–0.36%
2017	12,137	$9.67	$11.17	$125,706	1.23%	0.60%	1.75%	–0.52%	0.64%
2016	11,409	$9.72	$11.10	$117,991	1.43%	0.60%	1.75%	–0.46%	0.70%
2015	8,535	$9.77	$11.02	$88,159	3.37%	0.60%	1.75%	–1.54%	–0.39%
2014	8,042	$9.92	$11.06	$83,935	1.03%	0.60%	1.75%	–1.01%	0.15%

FSA-92

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
PIMCO VIT Real Return Advisor
2018	32,272	$9.59	$12.13	$337,155	2.40%	0.60%	1.75%	–4.02%	–2.89%
2017	34,564	$9.99	$12.49	$374,317	2.29%	0.60%	1.75%	1.75%	2.93%
2016	34,564	$9.82	$12.14	$365,829	2.18%	0.60%	1.75%	3.26%	4.46%
2015	36,629	$9.51	$11.62	$337,368	4.40%	0.60%	1.75%	–4.50%	–3.38%
2014	31,406	$9.96	$12.03	$336,945	1.32%	0.60%	1.75%	1.19%	2.37%
PIMCO VIT Short-Term Advisor
2018	7,043	$9.73	$10.82	$72,157	2.06%	0.60%	1.75%	–0.35%	0.82%
2017	7,102	$9.76	$10.73	$72,550	1.60%	0.60%	1.75%	0.52%	1.69%
2016	7,343	$9.70	$10.56	$74,062	1.41%	0.60%	1.75%	0.49%	1.66%
2015	7,184	$9.65	$10.38	$71,672	0.80%	0.60%	1.75%	–0.76%	0.40%
2014	7,993	$9.72	$10.34	$79,774	0.60%	0.60%	1.75%	–1.15%	0.00%
PIMCO VIT Total Return Advisor
2018	70,190	$10.51	$12.70	$813,438	2.44%	0.60%	1.75%	–2.38%	–1.23%
2017	75,131	$10.77	$12.86	$886,921	1.95%	0.60%	1.75%	2.98%	4.18%
2016	74,983	$10.45	$12.34	$854,730	1.99%	0.60%	1.75%	0.79%	1.96%
2015	76,559	$10.37	$12.11	$861,569	5.01%	0.60%	1.75%	–1.41%	–0.25%
2014	73,680	$10.52	$12.14	$838,594	2.10%	0.60%	1.75%	2.35%	3.55%
Protective Life Dynamic Allocation Series - Conservative
2018	2,504	$10.50	$10.99	$27,255	1.43%	0.90%	1.75%	–3.72%	–2.88%
2017	1,683	$10.91	$11.32	$18,884	1.29%	0.90%	1.75%	10.41%	11.36%
2016	829	$9.88	$10.16	$8,345	0.00%	0.90%	1.65%	–1.13%	2.09%
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Protective Life Dynamic Allocation Series - Growth
2018	5,800	$11.61	$12.21	$70,454	1.18%	0.90%	1.75%	–5.34%	–4.52%
2017	4,072	$12.28	$12.79	$51,869	0.89%	0.90%	1.65%	20.80%	21.72%
2016	1,718	$10.17	$10.50	$17,962	0.00%	1.00%	1.65%	1.72%	6.07%
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Protective Life Dynamic Allocation Series - Moderate
2018	14,357	$10.84	$11.38	$162,928	1.30%	0.90%	1.75%	–4.09%	–3.26%
2017	9,550	$11.32	$11.76	$112,089	0.94%	0.90%	1.65%	13.52%	14.39%
2016	2,400	$9.97	$10.28	$24,575	0.00%	1.00%	1.65%	–0.27%	3.40%
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
QS Legg Mason Dynamic Multi-Strategy VIT II
2018	2,199	$10.43	$11.68	$25,349	1.57%	1.00%	1.75%	–8.88%	–8.18%
2017	2,328	$11.36	$12.76	$29,362	1.15%	1.00%	1.75%	11.83%	12.68%
2016	2,856	$10.08	$11.36	$32,081	0.84%	1.00%	1.75%	–2.21%	–1.46%
2015	3,427	$10.23	$11.56	$39,280	0.83%	1.00%	1.75%	–7.09%	–6.39%
2014	3,119	$10.92	$12.39	$38,387	1.33%	1.00%	1.75%	4.51%	5.31%
Royce Capital Fund Micro-Cap SC
2018	873	$9.33	$14.08	$10,886	0.00%	0.70%	1.75%	–10.88%	–9.92%
2017	2,081	$10.47	$15.63	$27,193	0.51%	0.70%	1.75%	3.19%	4.29%
2016	2,326	$10.14	$15.10	$29,255	0.63%	0.60%	1.75%	17.29%	18.66%
2015	1,365	$8.65	$12.73	$15,408	0.00%	0.60%	1.75%	–14.14%	–13.14%
2014	1,367	$10.07	$14.65	$17,916	0.00%	0.60%	1.75%	–5.52%	–4.42%

FSA-93

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31				For the Year Ended December 31
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Royce Capital Fund Small-Cap SC
2018	5,325	$13.14	$17.95	$84,530	0.18%	0.60%	1.75%	–10.11%	–9.05%
2017	14,305	$14.62	$19.73	$238,660	0.77%	0.60%	1.75%	3.27%	4.47%
2016	15,065	$14.15	$18.89	$242,135	2.08%	0.60%	1.75%	18.44%	19.81%
2015	7,845	$11.95	$15.76	$110,724	0.30%	0.60%	1.75%	–13.51%	–12.50%
2014	12,633	$13.82	$18.02	$198,116	0.00%	0.60%	1.75%	1.13%	2.31%
Rydex Commodities Strategy
2018	2	$3.98	$3.98	$9	3.60%	1.00%	1.00%	–15.98%	–15.98%
2017	2	$4.74	$4.74	$10	0.00%	1.00%	1.00%	3.39%	3.39%
2016	2	$4.58	$4.58	$9	0.00%	1.00%	1.00%	9.30%	9.30%
2015	2	$4.19	$4.19	$8	0.00%	1.00%	1.00%	–34.46%	–34.46%
2014	1	$6.40	$6.40	$9	0.00%	1.00%	1.00%	–34.67%	–34.67%
Rydex Inverse Government Long Bond
2018	1	$6.64	$6.64	$7	0.00%	1.00%	1.00%	2.75%	2.75%
2017	1	$6.46	$6.46	$7	0.00%	1.00%	1.00%	–9.79%	–9.79%
2016	1	$7.16	$7.16	$6	0.00%	1.00%	1.00%	–3.91%	–3.91%
2015	1	$7.45	$7.45	$6	0.00%	1.00%	1.00%	–2.20%	–2.20%
2014	1	$7.62	$7.62	$6	0.00%	1.00%	1.00%	–25.66%	–25.66%
Templeton Developing Markets VIP CL 2
2018	222	$9.07	$9.58	$2,107	0.36%	0.90%	1.65%	–17.19%	16.56%
2017	1,585	$10.89	$11.50	$17,958	1.12%	0.90%	1.75%	37.96%	39.15%
2016	1,218	$7.89	$8.27	$9,938	0.82%	0.90%	1.75%	15.40%	16.39%
2015	212	$6.84	$7.11	$1,494	2.10%	0.90%	1.75%	–21.01%	–20.33%
2014	143	$8.66	$8.94	$1,265	2.19%	0.90%	1.75%	–9.99%	–9.22%
Templeton Foreign VIP CL 2
2018	6,466	$9.56	$16.38	$77,382	2.83%	0.60%	1.75%	–16.93%	–15.95%
2017	8,543	$11.51	$19.53	$120,513	2.59%	0.60%	1.75%	14.66%	16.00%
2016	9.466	$10.04	$16.87	$115,862	1.81%	0.60%	1.75%	5.31%	6.53%
2015	8,409	$9.53	$15.87	$98,221	3.71%	0.60%	1.75%	–8.13%	–7.05%
2014	8,483	$10.38	$17.11	$107,207	1.92%	0.60%	1.75%	–12.69%	–11.66%
Templeton Global Bond VIP Fund CL 2
2018	24,745	$9.93	$18.50	$309,133	0.00%	0.60%	1.75%	0.15%	1.32%
2017	26,736	$9.91	$17.27	$332,340	0.00%	0.60%	1.75%	0.15%	1.32%
2016	28,016	$9.90	$17.04	$346,060	0.00%	0.60%	1.75%	1.14%	2.32%
2015	28,607	$9.78	$16.66	$348,208	7.94%	0.60%	1.75%	–5.98%	–4.88%
2014	26,715	$10.41	$17.51	$347,037	5.09%	0.60%	1.75%	0.05%	1.22%
Templeton Growth VIP CL 2
2018	7,005	$11.50	$20.81	$93,093	2.11%	0.60%	1.75%	–16.35%	–15.36%
2017	8,966	$13.74	$24.64	$141,961	1.63%	0.60%	1.75%	16.44%	17.79%
2016	10,514	$11.79	$20.96	$142,273	1.91%	0.60%	1.75%	7.71%	8.96%
2015	10,086	$10.93	$19.27	$125,430	2.91%	0.60%	1.75%	–8.12%	–7.05%
2014	10,521	$11.89	$20.78	$141,369	1.38%	0.60%	1.75%	–4.51%	–3.40%
VanEck Global Hard Asset
2018	6	$21.98	$24.40	$140	0.00%	1.25%	1.80%	–29.57%	–29.18%
2017	8	$31.21	$34.45	$246	0.00%	1.25%	1.80%	–3.46%	–2.92%
2016	9	$32.33	$35.49	$284	0.36%	1.25%	1.80%	41.13%	41.92%
2015	7	$22.90	$25.01	$174	0.03%	1.25%	1.80%	–34.65%	–34.28%
2014	7	$35.05	$38.05	$241	0.09%	1.25%	1.80%	–20.56%	–20.11%

*These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment

FSA-94

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

6.  FINANCIAL HIGHLIGHTS — (Continued)

income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk and admin charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Effective April 23, 2018, name changed from Goldman Sachs Strategic International Equity

(b)  Effective April 23, 2018, name changed from Goldman Sachs Strategic International Equity SC

7.  EXPENSES

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range
Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.	0.50% - 1.65%
Administrative Charge
An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.	0.10% - 0.15%
Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals or exceeds $50,000 - $100,000, depending on the product.	$0 - $50
Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.	0.00% - 8.50%

FSA-95

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2018

7.  EXPENSES — (Continued)

Expense Type	Range
Transfer Fee Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25
Deferred Sales Charge
This charge is assessed as a percentage of cumulative purchase payments and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The fees are deducted quarterly and assessed through redemption of units.	0.00% - 0.70%
Optional Benefit Fee
Optional benefits may be elected by contract owners. These benefits include death benefits and living benefits. The fees for such benefits are deducted monthly and assessed through redemption of units. These fees are calculated on either a "Benefit Base" basis, an "Asset Base" basis, a "Floored Asset Base" basis or a "Net Amount at Risk" basis.	0.10% - 2.20% on Benefit Base 0.15% - 0.45% on Asset Base 1.0% - 2.2% on Floored Asset Base $0.25 per $1000 - $18.94 per $1000 on Net Amount at Risk.

8.  RELATED PARTY TRANSACTIONS

Contract owners' net payments represent premiums received from contract owners less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the Contract.

Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. There were no loans outstanding as of December 31, 2018.

Investment Distributors, Inc., a wholly owned subsidiary of PLC, is the principal underwriter for the Separate Account.

9.  SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2018, and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

FSA-96

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareowner of
Protective Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Protective Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of income, comprehensive income (loss), shareowner's equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index on page FSA-1 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As described in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for administrative fees associated with certain property and casualty insurance products in 2018.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Birmingham, Alabama
March 25, 2019

We have served as the Company's auditor since 1974.

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Revenues
Premiums and policy fees	$3,656,508	$3,456,362	$3,389,419
Reinsurance ceded	(1,383,510)	(1,367,096)	(1,330,723)
Net of reinsurance ceded	2,272,998	2,089,266	2,058,696
Net investment income	2,338,902	1,923,056	1,823,463
Realized investment gains (losses):
Derivative financial instruments	79,097	(137,041)	49,790
All other investments	(223,276)	121,087	90,630
Other-than-temporary impairment losses	(56,578)	(1,332)	(32,075)
Portion recognized in other comprehensive income (before taxes)	26,854	(7,780)	14,327
Net impairment losses recognized in earnings	(29,724)	(9,112)	(17,748)
Other income	321,019	325,411	288,878
Total revenues	4,759,016	4,312,667	4,293,709
Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2018 — $1,185,929; 2017 — $1,235,227; 2016 — $1,176,609)	3,511,252	2,955,005	2,876,726
Amortization of deferred policy acquisition costs and value of business acquired	226,066	79,443	150,298
Other operating expenses, net of reinsurance ceded: (2018 — $210,816; 2017 — $226,578; 2016 — $210,270)	774,110	814,211	744,004
Total benefits and expenses	4,511,428	3,848,659	3,771,028
Income before income tax	247,588	464,008	522,681
Income tax (benefit) expense
Current	123,624	36,565	(38,663)
Deferred	(69,963)	(754,974)	208,736
Total income tax expense (benefit)	53,661	(718,409)	170,073
Net income	$193,927	$1,182,417	$352,608

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Net income	$193,927	$1,182,417	$352,608
Other comprehensive income (loss):
Change in net unrealized gains (losses) on investments, net of income tax: (2018 — $(375,256); 2017 — $332,593; 2016 — $324,195)	(1,411,674)	705,859	602,074
Reclassification adjustment for investment amounts included in net income, net of income tax: (2018 — $4,174; 2017 — $(397); 2016 — $(5,085))	15,699	(944)	(9,442)
Change in net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2018 — $(5,517); 2017 — $762; 2016 — $(1,081))	(20,751)	391	(2,008)
Change in accumulated (loss) gain — derivatives, net of income tax: (2018 — $(501); 2017 — $(303); 2016 — $370)	(1,884)	(563)	688
Reclassification adjustment for derivative amounts included in net income, net of income tax: (2018 — $301; 2017 — $243; 2016 — $21)	1,130	451	39
Total other comprehensive income (loss)	(1,417,480)	705,194	591,351
Total comprehensive income (loss)	$(1,223,553)	$1,887,611	$943,959

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2018	2017
	(Dollars In Thousands)
Assets
Fixed maturities, at fair value (amortized cost: 2018 — $54,233,151; 2017 — $40,952,535)	$51,679,226	$40,971,486
Fixed maturities, at amortized cost (fair value: 2018 — $2,547,210; 2017 — $2,776,327)	2,633,474	2,718,904
Equity securities, at fair value (cost: 2018 — $589,221; 2017 — $701,951)	557,708	715,498
Mortgage loans (related to securitizations: 2018 — $134; 2017 — $226,409)	7,724,733	6,817,723
Investment real estate, net of accumulated depreciation (2018 — $251; 2017 — $132)	6,816	8,355
Policy loans	1,695,886	1,615,615
Other long-term investments	798,342	940,047
Short-term investments	666,301	527,144
Total investments	65,762,486	54,314,772
Cash	151,400	178,855
Accrued investment income	633,087	489,979
Accounts and premiums receivable	97,033	152,086
Reinsurance receivables	4,486,029	4,800,891
Deferred policy acquisition costs and value of business acquired	3,026,330	2,205,401
Goodwill	825,511	793,470
Other intangibles, net of accumulated amortization (2018 — $197,368; 2017 — $140,232)	612,854	662,916
Property and equipment, net of accumulated depreciation (2018 — $30,989; 2017 — $21,305)	183,843	109,711
Other assets	377,845	337,395
Income tax receivable	—	76,986
Assets related to separate accounts
Variable annuity	12,288,919	13,956,071
Variable universal life	937,732	1,035,202
Total assets	$89,383,069	$79,113,735
Liabilities
Future policy benefits and claims	$41,900,618	$30,956,792
Unearned premiums	769,620	751,130
Total policy liabilities and accruals	42,670,238	31,707,922
Stable value product account balances	5,234,731	4,698,371
Annuity account balances	13,720,081	10,921,190
Other policyholders' funds	1,128,379	1,267,198
Other liabilities	1,939,718	1,859,254
Income tax payable	27,189	—
Deferred income taxes	898,339	1,371,989
Debt	1,319	1,682
Subordinated debt	110,000	—
Non-recourse funding obligations	2,888,329	2,952,822
Secured financing liabilities	495,307	1,017,749
Liabilities related to separate accounts
Variable annuity	12,288,919	13,956,071
Variable universal life	937,732	1,035,202
Total liabilities	82,340,281	70,789,450
Commitments and contingencies — Note 15
Shareowner's equity
Preferred Stock; $1 par value, shares authorized: 2,000; Liquidation preference: $2,000	2	2
Common Stock, $1 par value, shares authorized and issued: 2018 and 2017 — 5,000,000	5,000	5,000
Additional paid-in-capital	7,410,537	7,378,496
Retained earnings	1,031,465	916,971
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, net of income tax: (2018 — $(367,217); 2017 — $6,860)	(1,381,436)	25,091
Net unrealized losses relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2018 — $(6,054); 2017 — $(537))	(22,773)	(2,022)
Accumulated gain (loss) — derivatives, net of income tax: (2018 — $(2); 2017 — $198)	(7)	747
Total shareowner's equity	7,042,788	8,324,285
Total liabilities and shareowner's equity	$89,383,069	$79,113,735

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREOWNER'S EQUITY

	Preferred Stock	Common Stock	Additional Paid-in- Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total Shareowner's Equity
	(Dollars In Thousands)
Balance, December 31, 2015	$2	$5,000	$6,274,169	$154,697	$(1,246,391)	$5,187,477
Net income for 2016				352,608		352,608
Other comprehensive income					591,351	591,351
Comprehensive income for 2016						943,959
Dividends paid to the parent company				(540,000)		(540,000)
Capital contributions			1,148,238			1,148,238
Balance, December 31, 2016	$2	$5,000	$7,422,407	$(32,695)	$(655,040)	$6,739,674
Net income for 2017				1,182,417		1,182,417
Other comprehensive income					705,194	705,194
Comprehensive income for 2017						1,887,611
Cumulative effect adjustments				26,338	(26,338)	—
Dividends paid to the parent company				(259,089)		(259,089)
Return of capital			(43,911)			(43,911)
Balance, December 31, 2017	$2	$5,000	$7,378,496	$916,971	$23,816	$8,324,285
Net income for 2018				193,927		193,927
Other comprehensive income					(1,417,480)	(1,417,480)
Comprehensive income for 2018						(1,223,553)
Cumulative effect adjustments				(79,433)	(10,552)	(89,985)
Prior period adjustment			32,041			32,041
Balance, December 31, 2018	$2	$5,000	$7,410,537	$1,031,465	$(1,404,216)	$7,042,788

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$193,927	$1,182,417	$352,608
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment losses (gains)	173,903	25,066	(122,672)
Amortization of deferred policy acquisition costs and value of business acquired	226,066	79,443	150,298
Capitalization of deferred policy acquisition costs	(446,594)	(335,603)	(330,302)
Depreciation and amortization expense	67,125	61,740	36,942
Deferred income tax	(69,963)	(754,974)	208,736
Accrued income tax	104,175	19,377	(168,786)
Interest credited to universal life and investment products	882,904	692,993	699,227
Policy fees assessed on universal life and investment products	(1,558,868)	(1,354,685)	(1,262,166)
Change in reinsurance receivables	315,134	269,294	246,768
Change in accrued investment income and other receivables	50,112	(19,148)	(58,493)
Change in policy liabilities and other policyholders' funds of traditional life and health products	(495,846)	(331,880)	(222,438)
Trading securities:
Maturities and principal reductions of investments	155,692	165,575	154,633
Sale of investments	493,141	281,441	459,802
Cost of investments acquired	(589,379)	(355,410)	(532,429)
Other net change in trading securities	38,346	9,151	22,427
Amortization of premiums and accretion of discounts on investments and mortgage loans	308,407	319,264	374,726
Change in other liabilities	103,465	265,595	182,973
Other, net	(15,656)	(45,961)	(18,093)
Net cash (used in) provided by operating activities	(63,909)	173,695	173,761
Cash flows from investing activities
Maturities and principal reductions of investments, available-for-sale	1,189,366	695,349	1,299,324
Sale of investments, available-for-sale	2,573,826	1,801,173	1,952,696
Cost of investments acquired, available-for-sale	(4,865,104)	(4,013,245)	(4,858,159)
Change in investments, held-to-maturity	81,000	47,000	(2,181,000)
Mortgage loans:
New lendings	(1,589,459)	(1,671,929)	(1,396,283)
Repayments	1,068,552	923,347	863,873
Change in investment real estate, net	978	(104)	2,851
Change in policy loans, net	51,218	34,625	49,268
Change in other long-term investments, net	(169,293)	(91,934)	(251,987)
Change in short-term investments, net	(164,384)	(207,722)	(61,094)
Net unsettled security transactions	13,384	(19,023)	28,853
Purchase of property and equipment	(91,972)	(33,718)	(2,863)
Cash received from or paid for acquisitions, net of cash acquired	38,456	—	320,967
Net cash used in investing activities	(1,863,432)	(2,536,181)	(4,233,554)
Cash flows from financing activities
Borrowings under subordinated debt	110,000	—	—
Issuance (repayment) of non-recourse funding obligations	(63,890)	(16,070)	2,169,700
Secured financing liabilities	(522,442)	220,028	359,536
Dividends/Return of capital to the parent company	—	(303,000)	(540,000)
Investment product and universal life deposits	5,689,944	4,683,121	4,393,596
Investment product and universal life withdrawals	(3,313,338)	(2,256,981)	(2,320,958)
Other financing activities, net	(388)	(196)	—
Net cash provided by financing activities	1,899,886	2,326,902	4,061,874
Change in cash	(27,455)	(35,584)	2,081
Cash at beginning of period	178,855	214,439	212,358
Cash at end of period	$151,400	$178,855	$214,439

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

Basis of Presentation

Protective Life Insurance Company (the "Company"), a stock life insurance company, was founded in 1907. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company. On February 1, 2015, PLC became a wholly owned subsidiary of The Dai-ichi Life Insurance Company, Limited, a kabushiki kaisha organized under the laws of Japan (now known as Dai-ichi Life Holdings, Inc., "Dai-ichi Life"), when DL Investment (Delaware), Inc. a wholly owned subsidiary of Dai-ichi Life, merged with and into PLC (the "Merger"). Prior to February 1, 2015, and for the periods reported as "predecessor," PLC's stock was publicly traded on the New York Stock Exchange. Subsequent to the Merger date, PLC and the Company remain as SEC registrants within the United States. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate segment devoted to the acquisition of insurance policies from other companies. PLC is a holding company with subsidiaries that provide financial services through the production, distribution, and administration of insurance and investment products.

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 22, Statutory Reporting Practices and Other Regulatory Matters).

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

Entities Included

The consolidated financial statements include the accounts of Protective Life Insurance Company and its affiliate companies in which the Company holds a majority voting or economic interest. Intercompany balances and transactions have been eliminated.

During the fourth quarter of 2018, the Company recorded an adjustment related to prior periods to correct an error pertaining to the tax deductibility of certain deferred compensation following the Dai-ichi acquisition and application of purchase accounting in 2015. The adjustment resulted in a $32.0 million increase to goodwill, with a corresponding increase in additional paid-in-capital. The Company concluded that the adjustment was not quantitatively or qualitatively material to previously reported annual or interim periods or the current interim period. As a result, this adjustment was recorded by the Company within the presented annual consolidated financial statements for the year ended December 31, 2018.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and related amortization periods, goodwill recoverability, value of business acquired ("VOBA"), investment and certain derivatives fair values, other-than-temporary impairments, future policy benefits, pension and other postretirement benefits, provisions for income taxes, reserves for contingent liabilities, reinsurance risk transfer assessments, and reserves for losses in connection with unresolved legal matters.

Significant Accounting Policies

Valuation of Investment Securities

The Company determines the appropriate classification of investment securities at the time of purchase and periodically re-evaluates such designations. Investment securities are classified as either trading, available-for-sale, or held-to-maturity securities. Investment securities classified as trading are recorded at fair value with changes in fair value recorded in realized gains (losses). Investment securities purchased for long term investment purposes are classified as available-for-sale and are recorded at fair value with changes in unrealized gains and losses, net of taxes, reported as a component of other comprehensive income (loss). Investment securities are classified as held-to-maturity when the Company has the intent and ability to hold the securities to maturity and are reported at amortized cost. Interest income on available-for-sale and held-to-maturity securities includes the amortization of premiums and accretion of discounts and are recorded in investment income.

The fair value of fixed maturity, short-term, and equity securities is determined by management after considering one of three primary sources of information: third party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for non-binding prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Based on the typical trading volumes and the lack of quoted market prices for available-for-sale and trading fixed maturities, third party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains one quote per security, typically from the broker from which the Company purchased the security. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third party service or an independent broker quotation. Included in the pricing of other asset-backed securities, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

underlying collateral support over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and rates of prepayments previously experienced at the interest rate levels projected for the underlying collateral. The basis for the cost of securities sold was determined at the Committee on Uniform Securities Identification Procedures ("CUSIP") level on a first in first out basis. The committee supplies a unique nine-character identification, called a CUSIP number, for each class of security approved for trading in the U.S., to facilitate clearing and settlement. These numbers are used when any buy and sell orders are recorded.

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the duration of the decline, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows is performed. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than-temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities on the impairment date is recognized in other comprehensive income (loss) as a non-credit portion impairment. When calculating the post impairment cost for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"), the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all contractual cash flows to estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

Cash

Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of the Company's cash management system, checks issued from a particular bank but not yet presented for payment may create negative book cash balances with the bank at certain reporting dates. Such negative balances are included in other liabilities and were $153.3 million as of December 31, 2018 and $132.7 million as of December 31, 2017, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

Deferred Policy Acquisition Costs

The incremental direct costs associated with successfully acquired insurance policies, are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. DAC are subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

The Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 1.0% to 7.1%) the Company expects to experience in future periods when determining the present value of estimated gross profits. These assumptions are best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

Value of Businesses Acquired

In conjunction with the Merger and the acquisition of insurance policies or investment contracts, a portion of the purchase price is allocated to the right to receive future gross profits from cash flows and earnings of associated insurance policies and investment contracts. This intangible asset, called VOBA, is based on the actuarially estimated present value of future cash flows from associated insurance policies and investment contracts acquired. The estimated present value of future cash flows used in the calculation of the VOBA is based on certain assumptions, including mortality, persistency, expenses, and interest rates that the Company expects to experience in future years. The Company amortizes VOBA in proportion to gross premiums for traditional life products, or estimated gross margins ("EGMs") for participating traditional life products within the MONY Life Insurance Company ("MONY") block. For interest sensitive products, the Company uses various amortization bases including expected gross profits ("EGPs"), revenues, account values, or insurance in-force. VOBA is subject to annual recoverability testing.

Intangible Assets

Intangible assets with definite lives are amortized over the estimated useful life of the asset and reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Amortizable intangible assets primarily consist of distribution relationships, trade names, technology, and software. Intangible assets with indefinite lives, primarily

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

insurance licenses, are not amortized, but are reviewed for impairment on an annual basis or whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Software is generally amortized over a three year useful life.

Intangible assets recognized by the Company included the following (excluding goodwill):

	As of December 31,		Estimated
	2018	2017	Useful Life
	(Dollars In Thousands)		(In Years)
Distribution relationships	$377,441	$402,975	14-22
Trade names	78,629	85,340	13-17
Technology	93,433	107,343	7-14
Other	31,351	35,258
Total intangible assets subject to amortization	580,854	630,916
Insurance licenses	32,000	32,000	Indefinite
Total intangible assets	$612,854	$662,916

Identified intangible assets were valued using the excess earnings method, relief from royalty method or cost approach, as appropriate.

Amortizable intangible assets will be amortized straight line over their assigned useful lives. The following is a schedule of future estimated aggregate amortization expense:

Year	Amount
(Dollars In Thousands)
2019	$55,220
2020	52,219
2021	49,614
2022	46,356
2023	45,056

Property and Equipment

In conjunction with the Merger, property and equipment was recorded at fair value as of the Merger date and will be depreciated from this basis in future periods based on the respective estimated useful lives. Real estate assets were recorded at appraised values as of the acquisition date. The Company has estimated the remaining useful life of the home office building to be 25 years. Land is not depreciated.

The Company depreciates its assets using the straight-line method over the estimated useful lives of the assets. The Company's furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and computers are depreciated over a four year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Property and equipment consisted of the following:

	As of December 31,
	2018	2017
	(Dollars In Thousands)
Home office building	$144,669	$68,123
Data processing equipment	28,793	24,102
Other, principally furniture and equipment	16,450	13,871
Total property and equipment subject to depreciation	189,912	106,096
Accumulated depreciation	(30,989)	(21,305)
Land	24,920	24,920
Total property and equipment	$183,843	$109,711

Separate Accounts

The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. The investment income and investment gains and losses on the separate account assets accrue directly to the policyholder. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying consolidated statements of income.

Stable Value Product Account Balances

The Stable Value Products segment sells fixed and floating rate funding agreements directly to qualified institutional investors. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. GICs are contracts which specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan.

The Company records its stable value contract liabilities in the consolidated balance sheets in "Stable value product account balances" at the deposit amount plus accrued interest, adjusted for any unamortized premium or discount. Interest on the contracts is accrued based upon contract terms. Any premium or discount is amortized using the effective yield method.

The segment's products complement the Company's overall asset/liability management in that the terms may be tailored to the needs of the Company as the seller of the contracts. Stable value product account balances include GICs and funding agreements the Company has issued. As of December 31, 2018 and 2017, the Company had $4,083.8 million and $3,337.9 million, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of one to twelve years.

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

As of December 31, 2018, future maturities of stable value products were as follows:

Year of Maturity	Amount
(Dollars In Millions)
2019	$1,253.9
2020-2021	3,042.5
2022-2023	818.7
Thereafter	118.7

Derivative Financial Instruments

The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in the statement of other comprehensive income (loss), depending upon whether the derivative instrument qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists. For cash flow hedges, the effective portion of their gain or loss is reported as a component of other comprehensive income (loss) and reclassified into earnings in the period during which the hedged item impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship in earnings. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses) — Derivative financial instruments". For additional information, see Note 7, Derivative Financial Instruments.

Insurance Liabilities and Reserves

Establishing an adequate liability for the Company's obligations to policyholders requires the use of certain assumptions. Estimating liabilities for future policy benefits on life and health insurance products requires the use of assumptions relative to future investment yields, mortality, morbidity, persistency, and other assumptions based on the Company's historical experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Determining liabilities for the Company's property and casualty insurance products also requires the use of assumptions, including the projected levels of used vehicle prices, the frequency and severity of claims, and the effectiveness of internal processes designed to reduce the level of claims. The Company's results depend significantly upon the extent to which its actual claims experience is consistent with the assumptions the Company used in determining its reserves and pricing its products. The Company's reserve assumptions and estimates require significant judgment and, therefore, are inherently uncertain. The Company cannot determine with precision the ultimate amounts that it will pay for actual claims or the timing of those payments.

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Guaranteed Living Withdrawal Benefits

The Company also establishes reserves for guaranteed living withdrawal benefits ("GLWB") on its variable annuity ("VA") products. The GLWB is valued in accordance with FASB guidance under the ASC Derivatives and Hedging Topic which utilizes the valuation technique prescribed by the ASC Fair Value Measurements and Disclosures Topic, which requires the embedded derivative to be recorded at fair value using current interest rates and implied volatilities for the equity indices. The fair value of the GLWB is impacted by equity market conditions and can result in the GLWB embedded derivative being in an overall net asset or net liability position. In times of favorable equity market conditions the likelihood and severity of claims is reduced and expected fee income increases. Since claims are generally expected later than fees, these favorable equity market conditions can result in the present value of fees being greater than the present value of claims, which results in a net GLWB embedded derivative asset. In times of unfavorable equity market conditions the likelihood and severity of claims is increased and expected fee income decreases and can result in the present value of claims exceeding the present value of fees resulting in a net GLWB embedded derivative liability. The methods used to estimate the embedded derivative employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes age-based mortality from the Ruark 2015 ALB table adjusted for company experience. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. The Company reinsures certain risks associated with the GLWB to Shades Creek Captive Insurance ("Shades Creek"), a direct wholly owned insurance subsidiary of PLC. As of December 31, 2018, the Company's net GLWB liability held, including the impact of reinsurance, was $43.3 million.

Goodwill

The balance recognized as goodwill is not amortized, but is reviewed for impairment on an annual basis, or more frequently as events or circumstances may warrant, including those circumstances which would more likely than not reduce the fair value of the Company's reporting units below its carrying amount. Accounting for goodwill requires an estimate of the future profitability of the associated lines of business within the Company's operating segments to assess the recoverability of the capitalized goodwill. The Company's material goodwill balances are attributable to certain of its operating segments (which are each considered to be reporting units). The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company first determines through qualitative analysis whether relevant events and circumstances indicate that it is more likely than not that segment goodwill balances are impaired as of the testing date. If the qualitative analysis does not indicate that an impairment of segment goodwill is more likely than not then no other specific quantitative impairment testing is required.

If it is determined that it is more likely than not that impairment exists, the Company performs a quantitative assessment and compares its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates, which consider a market participant view of fair value, are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions.

Income Taxes

The Company's income tax returns, except for MONY which files separately, are included in PLC's consolidated U.S. income tax return.

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (the "Tax Reform Act"). Further information on the tax impacts of the Tax Reform Act is included in Note 19, Income Taxes.

The Company uses the asset and liability method of accounting for income taxes. Generally, most items in pretax book income are also included in taxable income in the same year. However, some items are recognized for book purposes and for tax purposes in different years or are never recognized for either book or tax purposes. Those differences that will never be recognized for either book or tax purposes are permanent differences (e.g., the dividends-received deduction). As a result, the effective tax rate reflected in the financial statements may differ from the statutory rate reflected in the tax return. Those differences that are reported in different years for book and tax purposes are temporary and will reverse over time (e.g., the valuation of future policy benefits). These temporary differences are accounted for in the intervening periods as deferred tax assets and liabilities. Deferred tax assets generally represent revenue that is taxable before it is recognized in financial income and expenses that are deductible after they are recognized in financial income. Deferred tax liabilities generally represent revenues that are taxable after they are recognized in financial income or expenses or losses that are deductible before they are recognized in financial income. Components of accumulated other comprehensive income (loss) ("AOCI") are presented net of tax, and it is the Company's policy to use the aggregate portfolio approach to clear the disproportionate tax effects that remain in AOCI as a result of tax rate changes and certain other events. Under the aggregate portfolio approach, disproportionate tax effects are cleared only when the portfolio of investments that gave rise to the deferred tax item is sold or otherwise disposed of in its entirety.

The application of GAAP requires the Company to evaluate the recoverability of the Company's deferred tax assets and establish a valuation allowance, if necessary, to reduce the Company's deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets;

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.

GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company's liability for income taxes includes the liability for unrecognized tax benefits which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations expires. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards, the statute of limitations does not close until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 19, Income Taxes, for additional information regarding income taxes.

Variable Interest Entities

The Company holds certain investments in entities in which its ownership interests could possibly be considered variable interests under Topic 810 of the FASB ASC (excluding debt and equity securities held as trading, available-for-sale, or held-to-maturity). The Company reviews the characteristics of each of these applicable entities and compares those characteristics to applicable criteria to determine whether the entity is a Variable Interest Entity ("VIE"). If the entity is determined to be a VIE, the Company then performs a detailed review to determine whether the interest would be considered a variable interest under the guidance. The Company then performs a qualitative review of all variable interests with the entity and determines whether the Company is the primary beneficiary. ASC 810 provides that an entity is the primary beneficiary of a VIE if the entity has 1) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, and 2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. For more information on the Company's investment in a VIE refer to Note 5, Investment Operations, to the consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Policyholder Liabilities, Revenues, and Benefits Expense

Future Policy Benefits and Claims

Future policy benefit liabilities for the year indicated are as follows:

	As of December 31,
	2018	2017	2018	2017
	Total Policy Liabilities and Accruals		Reinsurance Receivable
	(Dollars In Thousands)
Life and annuity benefit reserves	$40,883,229	$29,972,938	$3,573,500	$3,885,546
Unpaid life claim liabilities	654,077	595,188	383,620	362,833
Life and annuity future policy benefits	41,537,306	30,568,126	3,957,120	4,248,379
Other policy benefits reserves	142,855	157,101	80,688	92,330
Other policy benefits unpaid claim liabilities	220,457	231,565	175,591	185,366
Future policy benefits and claims and associated reinsurance receivable	41,900,618	30,956,792	4,213,399	4,526,075
Unearned premiums	769,620	751,130	272,630	274,816
Total policy liabilities and accruals and associated reinsurance receivable	$42,670,238	$31,707,922	$4,486,029	$4,800,891

Liabilities for life and annuity benefit reserves consist of liabilities for traditional life insurance, cash values associated with universal life insurance, immediate annuity benefit reserves, and other benefits associated with life and annuity benefits. The unpaid life claim liabilities consist of current pending claims as well as an estimate of incurred but not reported life insurance claims.

Other policy benefit reserves consist of certain health insurance policies that are in runoff. The unpaid claim liabilities associated with other policy benefits includes current pending claims, the present value of estimated future claim payments for policies currently receiving benefits and an estimate of claims incurred but not yet reported.

Traditional Life, Health, and Credit Insurance Products

Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. In accordance with ASC 805, the liabilities for future policy benefits on traditional life insurance products, when combined with the associated VOBA, were recorded at fair value on the date of the Merger. These values were computed using assumptions that include interest rates, mortality, lapse rates, expense estimates, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation.

Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2018, range from approximately 2.00% to 5.50%. The liability for future policy benefits

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

Traditional life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

Universal Life and Investment Products

Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 1.0% to 8.75% and investment products ranged from 0.19% to 11.25% in 2018.

The Company establishes liabilities for fixed indexed annuity ("FIA") products. These products are deferred fixed annuities with a guaranteed minimum interest rate plus a contingent return based on equity market performance. The FIA product is considered a hybrid financial instrument under the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC" or "Codification") Topic 815 — Derivatives and Hedging which allows the Company to make the election to value the liabilities of these FIA products at fair value. This election was made for the FIA products issued prior to 2010 as the policies were issued. These products are no longer being marketed. The future changes in the fair value of the liability for these FIA products are recorded in Benefit and settlement expenses with the liability being recorded in Annuity account balances. For more information regarding the determination of fair value of annuity account balances please refer to Note 6, Fair Value of Financial Instruments. Premiums and policy fees for these FIA products consist of fees that have been assessed against the policy account balances for surrenders. Such fees are recognized when assessed and earned.

The Company currently markets a deferred fixed annuity with a guaranteed minimum interest rate plus a contingent return based on equity market performance and the products are considered hybrid financial instruments under the FASB's ASC Topic 815 — Derivatives and Hedging. The Company did not elect to value these FIA products at fair value. As a result, the Company accounts for the provision that provides for a contingent return based on equity market performance as an embedded derivative. The embedded derivative is bifurcated from the host contract and recorded at fair value in Other liabilities. Changes in the fair value of the embedded derivative are recorded in Realized investment gains (losses) — Derivative financial instruments. For more information regarding the determination of

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

fair value of the FIA embedded derivative refer to Note 6, Fair Value of Financial Instruments. The host contract is accounted for as a UL — Type insurance contract in accordance with ASC Topic 944 — Financial Services-Insurance and is recorded in Annuity account balances with any discount to the minimum account value being accrued using the effective yield method.

The Company markets universal life products with a guaranteed minimum interest rate plus a contingent return based on equity market performance and the products are considered hybrid financial instruments under the FASB's ASC Topic 815 — Derivatives and Hedging. The Company did not elect to value these indexed universal life ("IUL") products at fair value prior to the Merger date. As a result, the Company accounts for the provision that provides for a contingent return based on equity market performance as an embedded derivative. The embedded derivative is bifurcated from the host contract and recorded at fair value in Other liabilities. Changes in the fair value of the embedded derivative are recorded in Realized investment gains (losses) — Derivative financial instruments. For more information regarding the determination of fair value of the IUL embedded derivative refer to Note 6, Fair Value of Financial Instruments. The host contract is accounted for as a debt instrument in accordance with ASC Topic 944 — Financial Services — Insurance and is recorded in Future policy benefits and claims with any discount to the minimum account value being accreted using the effective yield method. Benefits and settlement expenses include accrued interest and benefit claims incurred during the period.

The Company's accounting policies with respect to variable universal life ("VUL") and VA are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at fair value and reported as components of assets and liabilities related to separate accounts.

The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on its VA products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes age-based mortality from the Ruark 2015 ALB table adjusted for company experience. Future declines in the equity market would increase the Company's GMDB liability. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Our GMDB, as of December 31, 2018, are subject to a dollar-for-dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. The Company reinsures certain risks associated with the GMDB to Shades Creek. As of December 31, 2018, the GMDB reserve, including the impact of reinsurance, was $34.7 million.

Property and Casualty Insurance Products

Property and casualty insurance products include service contract business, surety bonds, and guaranteed asset protection ("GAP"). Premiums and fees associated with service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Commissions and fee income associated with other products are recognized as earned when the related services are provided to the customer. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Effective January 1, 2018, the Company adopted Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers. In consideration of the amendments in this Update, the Company revised its recognition pattern for administrative fees associated with certain vehicle service and GAP products. Previously, these fees were recognized based on the work effort involved in satisfying the Company's contract obligations. The Company will recognize these fees on a claims occurrence basis in future periods. To reflect this change in accounting principle, the Company recorded a cumulative effect adjustment as of January 1, 2018 that resulted in a decrease in retained earnings of $90.0 million. The pre-tax impact to each affected line item on the Company's financial statements is reflected in the table below:

	As of December 31, 2018
	As Reported	Previous Accounting Method
	(Dollars In Millions)
Financial Statement Line Item:
Balance Sheet
Deferred policy acquisition costs and value of business acquired	$3,026.3	$2,887.3
Other liabilities	$1,939.7	$1,683.3
	For The Year Ended December 31, 2018
	As Reported	Previous Accounting Method
	(Dollars In Millions)
Financial Statement Line Item:
Statements of Income
Other income	$321.0	$322.1
Amortization of deferred policy acquisition costs and value of business acquired	$226.1	$178.1
Other operating expenses, net of reinsurance ceded	$774.1	$825.1

Reinsurance

The Company uses reinsurance extensively in certain of its segments and accounts for reinsurance and the recognition of the impact of reinsurance costs in accordance with the ASC Financial Services — Insurance Topic. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance.

Reinsurance Accounting Methodology — Ceded premiums of the Company's traditional life insurance products are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis.

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the assuming companies which are allocable to the current period are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances representing recovery of acquisition costs is treated as an offset to direct amortization of DAC or VOBA. Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

The Company utilizes reinsurance on certain short duration insurance contracts (primarily issued through the Asset Protection segment). As part of these reinsurance transactions the Company receives reinsurance allowances which reimburse the Company for acquisition costs such as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. As a component of reinsurance costs, reinsurance allowances are accounted for in accordance with the relevant provisions of ASC Financial Services — Insurance Topic, which state that reinsurance costs should be amortized over the contract period of the reinsurance if the contract is short-duration. Accordingly, reinsurance allowances received related to short-duration contracts are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

Ceded premiums and policy fees on the Company's fixed universal life ("UL"), VUL, bank-owned life insurance ("BOLI"), and annuity products reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period.

Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits. Assumptions regarding mortality, lapses, and interest rates are continuously reviewed and may be periodically changed. These changes will result in "unlocking" that changes the balance in the ceded deferred acquisition cost and can affect the amortization of DAC and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions are based on the best current estimate of expected mortality, lapses and interest spread.

The Company has also assumed certain policy risks written by other insurance companies through reinsurance agreements. Premiums and policy fees as well as Benefits and settlement expenses include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Assumed reinsurance is accounted for in accordance with ASC Financial Services — Insurance Topic.

Reinsurance Allowances — Long-Duration Contracts — Reinsurance allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and do not necessarily bear a

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

relationship to the amount and incidence of expenses actually paid by the ceding company in any given year.

Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). Ultimate reinsurance allowances are determined during the negotiation of each reinsurance agreement and will differ between agreements.

The Company determines its "cost of reinsurance" to include amounts paid to the reinsurer (ceded premiums) net of amounts reimbursed by the reinsurer (in the form of allowances). As noted within ASC Financial Services — Insurance Topic, "The difference, if any, between amounts paid for a reinsurance contract and the amount of the liabilities for policy benefits relating to the underlying reinsured contracts is part of the estimated cost to be amortized". The Company's policy is to amortize the cost of reinsurance over the life of the underlying reinsured contracts (for long-duration policies) in a manner consistent with the way in which benefits and expenses on the underlying contracts are recognized. For the Company's long-duration contracts, it is the Company's practice to defer reinsurance allowances as a component of the cost of reinsurance and recognize the portion related to the recovery of acquisition costs as a reduction of applicable unamortized acquisition costs in such a manner that net acquisition costs are capitalized and charged to expense in proportion to net revenue recognized. The remaining balance of reinsurance allowances are included as a component of the cost of reinsurance and those allowances which are allocable to the current period are recorded as an offset to operating expenses in the current period consistent with the recognition of benefits and expenses on the underlying reinsured contracts. This practice is consistent with the Company's practice of capitalizing direct expenses (e.g. commissions), and results in the recognition of reinsurance allowances on a systematic basis over the life of the reinsured policies on a basis consistent with the way in which acquisition costs on the underlying reinsured contracts would be recognized. In some cases reinsurance allowances allocable to the current period may exceed non-deferred direct costs, which may cause net other operating expenses (related to specific contracts) to be negative.

Amortization of Reinsurance Allowances — Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. DAC and VOBA on traditional life policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact traditional life amortization patterns. DAC and VOBA on universal life products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact amortization patterns.

Reinsurance Assets and Liabilities — Claim liabilities and policy benefits are calculated consistently for all policies, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners and recorded as Reinsurance receivables on the balance sheet. The reinsurance

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

receivables as of the Merger date, were recorded in the balance sheet using current accounting policies and the most current assumptions. As of the Merger date, the Company also calculated the ceded VOBA associated with the reinsured policies. The reinsurance receivables combined with the associated ceded VOBA represent the fair value of the reinsurance assets as of the Merger date.

Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a timely basis. Incurred but not reported claims are reviewed to ensure that appropriate amounts are ceded.

The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

Components of Reinsurance Cost — The following income statement lines are affected by reinsurance cost:

Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

Benefits and settlement expenses include incurred claim amounts ceded and changes in ceded policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances representing recovery of acquisition costs. Ceded amortization decreases reinsurance cost.

Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts representing recovery of acquisition costs. Reinsurance allowances decrease reinsurance cost.

The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

Accounting Pronouncements Recently Adopted

ASU No. 2014-09 — Revenue from Contracts with Customers (Topic 606). This Update provides for significant revisions to the recognition of revenue from contracts with customers across various industries. Under the new guidance, entities are required to apply a prescribed 5-step process to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The accounting for revenues associated with insurance products is not within the scope of this Update. The Update was

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

originally effective for annual and interim periods beginning after December 15, 2016. However, in August 2015, the FASB issued ASU No. 2015-14 — Revenues from Contracts with Customers: Deferral of the Effective Date, to defer the effective date of ASU No. 2014-09 by one year to annual and interim periods beginning after December 15, 2017. The Company adopted this Update using the modified retrospective approach via a cumulative effect adjustment to retained earnings as of January 1, 2018. The amendments in the Update, along with clarifying updates issued subsequent to ASU 2014-09, impacted some of the Company's smaller lines of business, specifically revenues at the Company's affiliated broker dealers and insurance agency, and certain revenues associated with the Company's Asset Protection products. The lines of business to which the revised guidance applies are not material to the Company's financial statements. In consideration of the amendments in this Update, the Company revised its recognition pattern for administrative fees associated with certain vehicle service and GAP products. Previously, these fees were recognized based on the work effort involved in satisfying the Company's contract obligations. The Company will recognize these fees on a claims occurrence basis in future periods. To reflect this change in accounting principle, the Company recorded a cumulative effect adjustment as of January 1, 2018 that resulted in a decrease in retained earnings of $90.0 million. The Company also implemented minor changes to its accounting and disclosures with respect to the lines of business referenced above to ensure compliance with the revised guidance. See above for additional discussion.

ASU No. 2016-01 — Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this Update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. Most notably, the Update requires that equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) be measured at fair value with changes in fair value recognized in net income. The Update also introduces a single-step impairment model for equity investments without a readily determinable fair value. Additionally, the Update requires changes in instrument-specific credit risk for fair value option liabilities to be recorded in other comprehensive income. The amendments in this Update were effective the interim periods beginning after December 15, 2017 and were applied on a modified retrospective basis. The Company recorded a cumulative-effect adjustment at the date of adoption, January 1, 2018, transferring unrealized gains and losses on available-for-sale equity securities to retained earnings from accumulated other comprehensive income. The impact of this adjustment, net of income tax, resulted in a $10.6 million increase to retained earnings and a corresponding decrease to accumulated other comprehensive income, resulting in no net impact to consolidated shareowner's equity. The Company has updated its disclosures in Note 5, Investment Operations and Note 6, Fair Value of Financial Instruments in accordance with the ASU.

ASU No. 2016-15 — Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. The amendments in this Update are intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. Specific transactions addressed in the new guidance include: Debt prepayment/extinguishment costs, contingent consideration payments, proceeds from the settlement of corporate-owned life insurance policies, and distributions received from equity method investments. The Update does not introduce any new accounting or financial reporting requirements, and was effective for the interim periods beginning after December 15, 2017 using the retrospective method. There was no financial impact.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

ASU No. 2016-18 — Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Task Force). The amendments in this update provide guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flows, thereby reducing diversity in practice related to the presentation of these amounts. The amendments require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The Update is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. There was no impact to the Company on adoption.

ASU No. 2017-01 — Business Combinations (Topic 805): Clarifying the Definition of a Business. The purpose of this update is to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments in the Update provide a specific test by which an entity may determine whether an acquisition involves a set of assets or a business. The amendments in the Update are to be applied prospectively for periods beginning after December 15, 2017. The Company has reviewed the revised requirements, and does not anticipate that the changes will impact its policies or recent conclusions related to its acquisition activities.

ASU No. 2017-07 — Compensation — Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. The amendments in this update require entities to disaggregate the current-service-cost component from other components of net benefit cost and present it with other current compensation costs in the income statement. The other components of net benefit cost must be presented outside of income from operations if that subtotal is presented. In addition, the Update requires entities to disclose the income statement lines that contain the other components if they are not presented on appropriately described separate lines. The amendments in this update are effective for interim and annual periods beginning after December 15, 2017. As provided for in the ASU, the Company applied the provisions of the statement retrospectively for components of net periodic pension costs and prospectively for capitalization of the service costs component of net periodic costs and net periodic postretirement benefits. The Update did not impact the Company's financial position, results of operations, or current disclosures.

Accounting Pronouncements Not Yet Adopted

ASU No. 2016-02 — Leases. The amendments in this Update address certain aspects of recognition, measurement, presentation, and disclosure of leases. The most significant change will relate to the accounting model used by lessees. The Update will require all leases with terms greater than 12 months to be recorded on the balance sheet in the form of a lease asset and liability. The lease asset and liability will be measured at the present value of the minimum lease payments less any upfront payments or fees. The amendments in the Update are effective for annual and interim periods beginning after December 15, 2018 on a modified retrospective basis. The Company expects to record a cumulative effect adjustment as of the date of adoption, January 1, 2019, establishing a right of use asset and lease liability of $21.5 million on its consolidated balance sheet to be reflected in the property and equipment and other liabilities line items, respectively. The Company will make updates to its disclosures in the first quarter in order to comply with the new guidance.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

ASU No. 2017-08 — Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in this Update require that premiums on callable debt securities be amortized to the first call date. This is a change from current guidance, under which premiums are amortized to the maturity date of the security. The amendments are effective for annual and interim periods beginning after December 15, 2018. The Company recorded a cumulative effect adjustment as of the adoption date, January 1, 2019, resulting in a $50.8 million reduction to retained earnings, net of income tax.

ASU No. 2017-12 — Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The amendments in this Update are designed to permit hedge accounting to be applied to a broader range of hedging strategies as well as to more closely align hedge accounting and risk management objectives. Specific provisions include requiring changes in the fair value of a hedging instrument be recorded in the same income statement line as the hedged item when it affects earnings. There was no impact to the Company on adoption.

ASU No. 2016-13 — Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments. The amendments in this Update introduce a new current expected credit loss ("CECL") model for certain financial assets, including mortgage loans and reinsurance receivables. The new model will not apply to debt securities classified as available-for-sale. For assets within the scope of the new model, an entity will recognize as an allowance against earnings its estimate of the contractual cash flows not expected to be collected on day one of the asset's acquisition. The allowance may be reversed through earnings if a security recovers in value. This differs from the current impairment model, which requires recognition of credit losses when they have been incurred and recognizes a security's subsequent recovery in value in other comprehensive income. The Update also makes targeted changes to the current impairment model for available-for-sale debt securities, which comprise the majority of the Company's invested assets. Similar to the CECL model, credit loss impairments will be recorded in an allowance against earnings that may be reversed for subsequent recoveries in value. The amendments in this Update are effective for annual and interim periods beginning after December 15, 2019 on a modified retrospective basis. The Company is reviewing its policies and processes to ensure compliance with the requirements in this Update, upon adoption, and assessing the impact this standard will have on its operations and financial results.

ASU No. 2018-12 — Financial Services — Insurance (Topic 944): Targeted Improvements to Accounting for Long-Duration Contracts. The amendments in this Update are designed to make improvements to the existing recognition, measurement, presentation, and disclosure requirements for certain long-duration contracts issued by an insurance company. The new amendments require insurance entities to provide a more current measure of the liability for future policy benefits for traditional and limited-payment contracts by regularly refining the liability for actual past experience and updated future assumptions. This differs from current requirements where assumptions are locked-in at contract issuance for these contract types. In addition, the updated liability will be discounted using an upper-medium grade (low-credit-risk) fixed income instrument yield that reflects the characteristics of the liability which differs from currently used rates based on the invested assets supporting the liability. In addition, the amendments introduce new requirements to assess market-based insurance contract options and guarantees for Market Risk Benefits and measure them at fair value. This Update also requires insurance entities to amortize deferred acquisition costs on a constant-level basis over the expected life of the contract. Finally this Update requires new disclosures including liability

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

rollforwards and information about significant inputs, judgements, assumptions, and methods used in the measurement. The amendments in this Update are effective for annual and interim periods beginning after December 15, 2020 with early adoption permitted. The Company is currently reviewing its policies, processes, and applicable systems to determine the impact this standard will have on its operations and financial results.

3.  SIGNIFICANT TRANSACTIONS

On May 1, 2018, The Lincoln National Life Insurance Company ("Lincoln Life") completed the acquisition (the "Closing") of Liberty Mutual Group Inc.'s ("Liberty Mutual") Group Benefits Business and Individual Life and Annuity Business (the "Life Business") through the acquisition of all of the issued and outstanding capital stock of Liberty Life Assurance Company of Boston ("Liberty"). In connection with the Closing and pursuant to the Master Transaction Agreement, dated January 18, 2018 (the "Master Transaction Agreement"), previously reported in PLC's Current Report on Form 8-K filed on January 23, 2018, the Company and Protective Life and Annuity Insurance Company ("PLAIC"), a wholly owned subsidiary, entered into reinsurance agreements (the "Reinsurance Agreements") and related ancillary documents (including administrative services agreements and transition services agreements) providing for the reinsurance and administration of the Life Business.

Pursuant to the Reinsurance Agreements, Liberty ceded to the Company and PLAIC the insurance policies related to the Life Business on a 100% coinsurance basis. The aggregate ceding commission for the reinsurance of the Life Business was $422.4 million, which is the purchase price. Other than cash received as part of the acquired Liberty investment portfolio as reflected in "amounts received from reinsurance transaction" in the Consolidated Condensed Statement of Cash Flows and as reflected in the table below, this was a non-cash transaction.

All policies issued in states other than New York were ceded to the Company under a reinsurance agreement between Liberty and the Company, and all policies issued in New York were ceded to PLAIC under a reinsurance agreement between Liberty and PLAIC. The aggregate statutory reserves of Liberty ceded to the Company and PLAIC as of the closing of the Transaction were approximately $13.2 billion, which amount was based on initial estimates and is subject to adjustment following the Closing. Pursuant to the terms of the Reinsurance Agreements, each of the Company and PLAIC are required to maintain assets in trust for the benefit of Liberty to secure their respective obligations to Liberty under the Reinsurance Agreements. The trust accounts were initially funded by each of the Company and PLAIC principally with the investment assets that were received from Liberty. Additionally, the Company and PLAIC have each agreed to provide, on behalf of Liberty, administration and policyholder servicing of the Life Business reinsured by it pursuant to administrative services agreements between Liberty and each of the Company and PLAIC.

The terms of the Reinsurance Agreements resulted in an acquisition of the Life Business by the Company in accordance with ASC Topic 805, Business Combinations.

The following table details the purchase consideration and preliminary allocation of assets acquired and liabilities assumed from the Life Business reinsurance transaction as of the transaction date. These estimates remain preliminary and are subject to adjustment. While they are not expected to be

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT TRANSACTIONS — (Continued)

materially different than those shown, any material adjustments to the estimates will be reflected, retroactively, as of the date of the acquisition.

Fair Value As of May 1, 2018
(Dollars in Thousands)
Assets
Fixed maturities	$12,588,512
Mortgage loans	435,405
Policy loans	131,489
Total investments	13,155,406
Cash	38,456
Accrued investment income	152,030
Reinsurance receivables	272
Value of business acquired	336,862
Other assets	916
Total assets	$13,683,942
Liabilities
Future policy benefits and claims	$11,747,501
Unearned premiums	—
Total policy liabilities and accruals	11,747,501
Annuity account balances	1,823,444
Other policyholders' funds	41,936
Other liabilities	71,061
Total liabilities	13,683,942
Net assets acquired	$—

The following unaudited pro forma condensed consolidated results of operations assumes that the aforementioned transactions of the Life Business were completed as of January 1, 2017. The unaudited pro forma condensed results of operations are presented solely for information purposes and are not necessarily indicative of the consolidated condensed results of operations that might have been achieved had the transaction been completed as of the date indicated:

	Unaudited For The Year Ended December 31,
	2018	2017
	(Dollars In Thousands)
Revenue	$5,082,755	$5,548,132
Net income	240,071	1,309,876

The amount of revenue and income before income tax of the Life Business since the transaction date, May 1, 2018, included in the consolidated statements of income for the year ended December 31,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT TRANSACTIONS — (Continued)

2018, amounted to $578.0 million and $49.8 million. Also, included in the income before income tax for the year ended December 31, 2018, is approximately $5.5 million of non-recurring transaction costs.

4.  MONY CLOSED BLOCK OF BUSINESS

In 1998, MONY Life Insurance Company ("MONY") converted from a mutual insurance company to a stock corporation ("demutualization"). In connection with its demutualization, an accounting mechanism known as a closed block (the "Closed Block") was established for certain individuals' participating policies in force as of the date of demutualization. Assets, liabilities, and earnings of the Closed Block are specifically identified to support its participating policyholders. The Company acquired the Closed Block in conjunction with the acquisition of MONY in 2013.

Assets allocated to the Closed Block inure solely to the benefit of each Closed Block's policyholders and will not revert to the benefit of MONY or the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of MONY's general account, any of MONY's separate accounts or any affiliate of MONY without the approval of the Superintendent of The New York State Department of Financial Services (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the general account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) at the acquisition date of October 1, 2013, represented the estimated maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. In connection with the acquisition of MONY, the Company developed an actuarial calculation of the expected timing of MONY's Closed Block's earnings as of October 1, 2013. Pursuant to the acquisition of the Company by Dai-ichi Life, this actuarial calculation of the expected timing of MONY's Closed Block earnings was recalculated and reset as February 1, 2015, along with the establishment of a policyholder dividend obligation as of such date.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in the Company's net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend, unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  MONY CLOSED BLOCK OF BUSINESS — (Continued)

Summarized financial information for the Closed Block as of December 31, 2018 and December 31, 2017 and is as follows:

	As of December 31,
	2018	2017
	(Dollars In Thousands)
Closed block liabilities
Future policy benefits, policyholders' account balances and other policyholder liabilities	$5,679,732	$5,791,867
Policyholder dividend obligation	—	160,712
Other liabilities	22,505	30,764
Total closed block liabilities	5,702,237	5,983,343
Closed block assets
Fixed maturities, available-for-sale, at fair value	4,257,437	4,669,856
Mortgage loans on real estate	75,838	108,934
Policy loans	672,213	700,769
Cash and other invested assets	116,225	31,182
Other assets	136,388	122,637
Total closed block assets	5,258,101	5,633,378
Excess of reported closed block liabilities over closed block assets	444,136	349,965
Portion of above representing accumulated other comprehensive income:
Net unrealized investments gains (losses) net of policyholder dividend obligation: $(141,128) and $(13,429); and net of income tax: $61,676 and $2,820	(120,528)	—
Future earnings to be recognized from closed block assets and closed block liabilities	$323,608	$349,965

Reconciliation of the policyholder dividend obligation is as follows:

	For The Year Ended December 31,
	2018	2017
	(Dollars In Thousands)
Policyholder dividend obligation, beginning balance	$160,712	$31,932
Applicable to net revenue (losses)	(33,014)	(55,241)
Change in net unrealized investment gains (losses) allocated to policyholder dividend obligation	(127,698)	184,021
Policyholder dividend obligation, ending balance	$—	$160,712

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  MONY CLOSED BLOCK OF BUSINESS — (Continued)

Closed Block revenues and expenses were as follows:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Revenues
Premiums and other income	$171,117	$180,097	$189,700
Net investment income	202,282	203,964	211,175
Net investment gains	(1,970)	910	1,524
Total revenues	371,429	384,971	402,399
Benefits and other deductions
Benefits and settlement expenses	337,352	335,200	353,488
Other operating expenses	714	1,940	2,804
Total benefits and other deductions	338,066	337,140	356,292
Net revenues before income taxes	33,363	47,831	46,107
Income tax expense	7,006	27,718	16,137
Net revenues	$26,357	$20,113	$29,970

5.  INVESTMENT OPERATIONS

Major categories of net investment income are summarized as follows:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Fixed maturities	$2,043,183	$1,610,768	$1,547,346
Equity securities	35,282	40,506	38,838
Mortgage loans	322,206	298,387	270,749
Investment real estate	1,778	2,405	2,152
Short-term investments	103,676	114,280	99,979
	2,506,125	2,066,346	1,959,064
Other investment expenses	167,223	143,290	135,601
Net investment income	$2,338,902	$1,923,056	$1,823,463

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

Net realized investment gains (losses) for all other investments are summarized as follows:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Fixed maturities	$9,851	$12,783	$32,183
Equity gains and losses(1)	(49,275)	(2,330)	92
Impairments	(29,724)	(9,112)	(17,748)
Modco trading portfolio	(185,900)	119,206	67,583
Other investments	2,048	(8,572)	(9,228)
Total realized gains (losses) — investments	$(253,000)	$111,975	$72,882

(1)  Beginning January 1, 2018, all changes in the fair market value of equity securities are recorded as a realized gain (loss) as a result of the adoption of ASU No. 2016-01.

Gross realized gains and gross realized losses on investments available-for-sale (fixed maturities and short-term investments) are as follows:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Gross realized gains	$28,034	$18,868	$42,058
Gross realized losses
Impairments losses	$(29,724)	$(9,112)	$(17,748)
Other realized losses	$(18,183)	$(8,257)	$(9,783)

The chart below summarizes the fair value (proceeds) and the gains/losses realized on securities the Company sold that were in an unrealized gain position and an unrealized loss position.

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Securities in an unrealized gain position:
Fair value (proceeds)	$1,291,826	$879,181	$1,194,808
Gains realized	$28,034	$18,868	$42,058
Securities in an unrealized loss position(1):
Fair value (proceeds)	$472,371	$185,157	$85,835
Losses realized	$(18,183)	$(8,257)	$(9,783)

(1)  The Company made the decision to exit these holdings in conjunction with its overall asset liability management process.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

The chart below summarizes the realized gains (losses) on equity securities sold during the period and equity securities still held at the reporting date.

For The Year Ended December 31, 2018
(Dollars In Thousands)
Net gains (losses) recognized during the period on equity securities	$(49,275)
Less: net gains (losses) recognized on equity securities sold during the period	$(6,165)
Gains (losses) recognized during the period on equity securities still held	$(43,110)

The amortized cost and fair value of the Company's investments classified as available-for-sale are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI(1)
	(Dollars In Thousands)
As of December 31, 2018
Fixed maturities:
Residential mortgage-backed securities	$3,641,678	$23,248	$(61,935)	$3,602,991	$(18)
Commercial mortgage-backed securities	2,319,476	3,911	(57,000)	2,266,387	—
Other asset-backed securities	1,410,059	17,232	(35,398)	1,391,893	—
U.S. government-related securities	1,658,433	1,794	(45,722)	1,614,505	—
Other government-related securities	543,534	4,292	(33,790)	514,036	—
States, municipals, and political subdivisions	3,682,037	25,706	(118,902)	3,588,841	876
Corporate securities	38,467,380	112,438	(2,378,240)	36,201,578	(29,685)
Redeemable preferred stock	94,362	—	(11,560)	82,802	—
	51,816,959	188,621	(2,742,547)	49,263,033	(28,827)
Short-term investments	635,375	—	—	635,375	—
	$52,452,334	$188,621	$(2,742,547)	$49,898,408	$(28,827)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI(1)
	(Dollars In Thousands)
As of December 31, 2017
Fixed maturities:
Residential mortgage-backed securities	$2,321,811	$19,412	$(22,730)	$2,318,493	$41
Commercial mortgage-backed securities	1,885,109	4,931	(29,552)	1,860,488	—
Other asset-backed securities	1,234,376	20,936	(5,763)	1,249,549	—
U.S. government-related securities	1,255,244	185	(32,177)	1,223,252	—
Other government-related securities	280,780	9,401	(4,948)	285,233	—
States, municipals, and political subdivisions	1,770,299	16,959	(45,613)	1,741,645	(37)
Corporate securities	29,446,365	618,582	(527,401)	29,537,546	(2,563)
Redeemable preferred stock	94,362	232	(3,503)	91,091	—
	38,288,346	690,638	(671,687)	38,307,297	(2,559)
Equity securities	696,706	22,319	(8,771)	710,254	—
Short-term investments	470,883	—	—	470,883	—
	$39,455,935	$712,957	$(680,458)	$39,488,434	$(2,559)

(1)  These amounts are included in the gross unrealized gains and gross unrealized losses columns above.

The Company holds certain investments pursuant to certain modified coinsurance ("Modco") arrangements. The fixed maturities held as part of these arrangements are classified as trading securities. The fair value of the investments held pursuant to these Modco arrangements are as follows:

	As of December 31,
	2018	2017
	(Dollars In Thousands)
Fixed maturities:
Residential mortgage-backed securities	$241,836	$259,694
Commercial mortgage-backed securities	188,925	146,804
Other asset-backed securities	159,907	138,097
U.S. government-related securities	59,794	27,234
Other government-related securities	44,207	63,925
States, municipals, and political subdivisions	286,413	326,925
Corporate securities	1,423,833	1,698,183
Redeemable preferred stock	11,277	3,327
	2,416,192	2,664,189
Equity securities	9,892	5,244
Short-term investments	30,926	56,261
	$2,457,010	$2,725,694

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

The amortized cost and fair value of available-for-sale and held-to-maturity fixed maturities as of December 31, 2018, by expected maturity, are shown below. Expected maturities of securities without a single maturity date are allocated based on estimated rates of prepayment that may differ from actual rates of prepayment.

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars In Thousands)		(Dollars In Thousands)
Due in one year or less	$1,121,731	$1,117,140	$—	$—
Due after one year through five years	9,255,369	9,102,884	—	—
Due after five years through ten years	9,037,543	8,790,872	—	—
Due after ten years	32,402,316	30,252,137	2,633,474	2,547,210
	$51,816,959	$49,263,033	$2,633,474	$2,547,210

The chart below summarizes the Company's other-than-temporary impairments of investments. All of the impairments were related to fixed maturities or equity securities.

	Fixed Maturities	Equity Securities	Total Securities
	(Dollars In Thousands)
For The Year Ended December 31, 2018
Other-than-temporary impairments	$(56,578)	$—	$(56,578)
Non-credit impairment losses recorded in other comprehensive income	26,854	—	26,854
Net impairment losses recognized in earnings	$(29,724)	$—	$(29,724)
For The Year Ended December 31, 2017
Other-than-temporary impairments	$(1,332)	$—	$(1,332)
Non-credit impairment losses recorded in other comprehensive income	(7,780)	—	(7,780)
Net impairment losses recognized in earnings	$(9,112)	$—	$(9,112)
For The Year Ended December 31, 2016
Other-than-temporary impairments	$(32,075)	$—	$(32,075)
Non-credit impairment losses recorded in other comprehensive income	14,327	—	14,327
Net impairment losses recognized in earnings	$(17,748)	$—	$(17,748)

There were no other-than-temporary impairments related to fixed maturities or equity securities that the Company intended to sell or expected to be required to sell for the years ended December 31, 2018, 2017, and 2016.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

The following chart is a rollforward of available-for-sale credit losses on fixed maturities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Beginning balance	$3,268	$12,685	$22,761
Additions for newly impaired securities	24,858	734	14,876
Additions for previously impaired securities	12	3,175	2,063
Reductions for previously impaired securities due to a change in expected cash flows	—	(12,726)	(24,396)
Reductions for previously impaired securities that were sold in the current period	(3,270)	(600)	(2,619)
Ending balance	$24,868	$3,268	$12,685

The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2018:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage- backed securities	$1,485,009	$(31,302)	$795,765	$(30,633)	$2,280,774	$(61,935)
Commercial mortgage- backed securities	419,420	(7,398)	1,405,690	(49,602)	1,825,110	(57,000)
Other asset- backed securities	687,271	(30,963)	148,871	(4,435)	836,142	(35,398)
U.S. government- related securities	130,290	(4,668)	1,085,654	(41,054)	1,215,944	(45,722)
Other government- related securities	224,273	(15,207)	131,569	(18,583)	355,842	(33,790)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
States, municipalities, and political subdivisions	$1,004,262	$(27,180)	$1,129,152	$(91,722)	$2,133,414	$(118,902)
Corporate securities	18,225,656	(966,825)	12,824,024	(1,411,415)	31,049,680	(2,378,240)
Redeemable preferred stock	41,147	(4,467)	41,655	(7,093)	82,802	(11,560)
	$22,217,328	$(1,088,010)	$17,562,380	$(1,654,537)	$39,779,708	$(2,742,547)

RMBS and CMBS had gross unrealized losses greater than twelve months of $30.6 million and $49.6 million, respectively, as of December 31, 2018. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

The other asset-backed securities have a gross unrealized loss greater than twelve months of $4.4 million as of December 31, 2018. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the Federal Family Education Loan Program ("FFELP"). At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary.

The U.S. government-related securities and the other government-related securities had gross unrealized losses greater than twelve months of $41.1 million and $18.6 million as of December 31, 2018, respectively. These declines were related to changes in interest rates.

The states, municipalities, and political subdivisions categories had gross unrealized losses greater than twelve months of $91.7 million as of December 31, 2018. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information.

The corporate securities category has gross unrealized losses greater than twelve months of $1.4 billion as of December 31, 2018. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information.

As of December 31, 2018, the Company had a total of 4,005 positions that were in an unrealized loss position, but the Company does not consider these unrealized loss positions to be other-than-temporary. This is based on the aggregate factors discussed previously and because the Company has the ability and intent to hold these investments until the fair values recover, and the Company does not

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of the securities.

The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2017:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage- backed securities	$765,641	$(9,666)	$408,460	$(13,064)	$1,174,101	$(22,730)
Commercial mortgage- backed securities	750,643	(8,521)	779,086	(21,031)	1,529,729	(29,552)
Other asset-backed securities	86,506	(322)	134,316	(5,441)	220,822	(5,763)
U.S. government-related securities	94,110	(688)	1,072,232	(31,489)	1,166,342	(32,177)
Other government-related securities	24,830	(169)	115,294	(4,779)	140,124	(4,948)
States, municipalities, and political subdivisions	170,268	(1,738)	1,027,747	(43,875)	1,198,015	(45,613)
Corporate securities	5,026,417	(55,649)	10,947,027	(471,752)	15,973,444	(527,401)
Redeemable preferred stock	22,048	(1,120)	23,197	(2,383)	45,245	(3,503)
Equities	86,194	(1,400)	91,195	(7,371)	177,389	(8,771)
	$7,026,657	$(79,273)	$14,598,554	$(601,185)	$21,625,211	$(680,458)

RMBS and CMBS had gross unrealized losses greater than twelve months of $13.1 million and $21.0 million, respectively, as of December 31, 2017. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

The other asset-backed securities have a gross unrealized loss greater than twelve months of $5.4 million as of December 31, 2017. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the FFELP. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary.

The U.S government-related securities and the other government-related securities had gross unrealized losses greater than twelve months $31.5 million and $4.8 million as of December 31, 2017, respectively. These declines were related to changes in interest rates.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

The states, municipalities, and political subdivisions categories had gross unrealized losses greater than twelve months of $43.9 million as of December 31, 2017. These declines were related to changes in interest rates.

The corporate securities category has gross unrealized losses greater than twelve months of $471.8 million as of December 31, 2017. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information.

As of December 31, 2018, the Company had securities in its available-for-sale portfolio which were rated below investment grade with a fair value of $1.6 billion and had an amortized cost of $1.8 billion. In addition, included in the Company's trading portfolio, the Company held $144.3 million of securities which were rated below investment grade. Approximately $262.8 million of the below investment grade securities held by the Company were not publicly traded.

The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale is summarized as follows:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Fixed maturities	$(2,032,573)	$1,083,865	$802,248

The amortized cost and fair value of the Company's investments classified as held-to-maturity as of December 31, 2018 and 2017, are as follows:

	Amortized Cost	Gross Unrecognized Holding Gains	Gross Unrecognized Holding Losses	Fair Value	Total OTTI Recognized in OCI
	(Dollars In Thousands)
As of December 31, 2018
Fixed maturities:
Securities issued by affiliates:
Red Mountain LLC	$750,474	$—	$(81,657)	$668,817	$—
Steel City LLC	1,883,000	—	(4,607)	1,878,393	—
	$2,633,474	$—	$(86,264)	$2,547,210	$—
As of December 31, 2017
Fixed maturities:
Securities issued by affiliates:
Red Mountain LLC	$704,904	$—	$(19,163)	$685,741	$—
Steel City LLC	2,014,000	76,586	—	2,090,586	—
	$2,718,904	$76,586	$(19,163)	$2,776,327	$—

During the years ended December 31, 2018, 2017, and 2016, the Company did not record any other-than-temporary impairments on held-to-maturity securities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

The Company's held-to-maturity securities had $86.3 million of gross unrecognized holding losses by maturity as of December 31, 2018. The Company does not consider these unrecognized holding losses to be other-than-temporary based on certain positive factors associated with the securities which include credit ratings of the guarantor, financial health of the issuer and guarantor, continued access of the issuer to capital markets and other pertinent information. These held-to-maturity securities are issued by affiliates of the Company which are considered VIE's. The Company is not the primary beneficiary of these entities and thus the securities are not eliminated in consolidation. These securities are collateralized by non-recourse funding obligations issued by captive insurance companies that are affiliates of the Company.

The Company's held-to-maturity securities had $76.6 million of gross unrecognized holding gains and $19.2 million of gross unrecognized holding losses by maturity as of December 31, 2017. The Company does not consider these unrecognized holding losses to be other-than-temporary based on certain positive factors associated with the securities which include credit ratings of the guarantor, financial health of the issuer and guarantor, continued access of the issuer to capital markets and other pertinent information.

The Company held $140.5 million of non-income producing securities for the year ended December 31, 2018.

Included in the Company's invested assets are $1.7 billion of policy loans as of December 31, 2018. The interest rates on standard policy loans range from 3.0% to 8.0%. The collateral loans on life insurance policies have an interest rate of 13.64%.

Variable Interest Entities

The Company holds certain investments in entities in which its ownership interests could possibly be considered variable interests under Topic 810 of the FASB ASC (excluding debt and equity securities held as trading, available for sale, or held to maturity). The Company reviews the characteristics of each of these applicable entities and compares those characteristics to applicable criteria to determine whether the entity is a Variable Interest Entity ("VIE"). If the entity is determined to be a VIE, the Company then performs a detailed review to determine whether the interest would be considered a variable interest under the guidance. The Company then performs a qualitative review of all variable interests with the entity and determines whether the Company is the primary beneficiary. ASC 810 provides that an entity is the primary beneficiary of a VIE if the entity has 1) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, and 2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE.

Based on this analysis, the Company had an interest in one wholly owned subsidiary, Red Mountain, LLC ("Red Mountain"), that was determined to be a VIE as of December 31, 2018 and 2017.

The activity most significant to Red Mountain is the issuance of a note in connection with a financing transaction involving Golden Gate V Vermont Captive Insurance Company ("Golden Gate V") and the Company in which Golden Gate V issued non-recourse funding obligations to Red Mountain and Red Mountain issued the note to Golden Gate V. Credit enhancement on the Red Mountain Note is provided by an unrelated third party. For details of this transaction, see Note 14, Debt and Other Obligations.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENT OPERATIONS — (Continued)

The Company has the power, via its 100% ownership, to direct the activities of the VIE, but does not have the obligation to absorb losses related to the primary risks or sources of variability to the VIE. The variability of loss would be borne primarily by the third party in its function as provider of credit enhancement on the Red Mountain Note. Accordingly, it was determined that the Company is not the primary beneficiary of the VIE. The Company's risk of loss related to the VIE is limited to its investment of $10,000. Additionally, PLC, the holding company, has guaranteed Red Mountain's payment obligation for the credit enhancement fee to the unrelated third party provider. As of December 31, 2018, no payments have been made or required related to this guarantee.

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company has adopted the provisions from the FASB guidance that is referenced in the Fair Value Measurements and Disclosures Topic for non-financial assets and liabilities (such as property and equipment, goodwill, and other intangible assets) that are required to be measured at fair value on a periodic basis. The effect on the Company's periodic fair value measurements for non-financial assets and liabilities was not material.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the consolidated balance sheets are categorized as follows:

•  Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•  Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets

b)  Quoted prices for identical or similar assets or liabilities in non-active markets

c)  Inputs other than quoted market prices that are observable

d)  Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•  Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own estimates about the assumptions a market participant would use in pricing the asset or liability.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Measurement Category		Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale Residential mortgage-backed securities	4		$—	$3,602,991	$—	$3,602,991
Commercial mortgage-backed securities	4		—	2,266,387	—	2,266,387
Other asset-backed securities	4		—	970,251	421,642	1,391,893
U.S. government-related securities	4		985,485	629,020	—	1,614,505
State, municipalities, and political subdivisions	4		—	3,588,841	—	3,588,841
Other government-related securities	4		—	514,036	—	514,036
Corporate securities	4		—	35,563,302	638,276	36,201,578
Redeemable preferred stock	4		65,536	17,266	—	82,802
Total fixed maturity securities — available-for-sale			1,051,021	47,152,094	1,059,918	49,263,033
Fixed maturity securities — trading Residential mortgage-backed securities	3		—	241,836	—	241,836
Commercial mortgage-backed securities	3		—	188,925	—	188,925
Other asset-backed securities	3		—	133,851	26,056	159,907
U.S. government-related securities	3		27,453	32,341	—	59,794
State, municipalities, and political subdivisions	3		—	286,413	—	286,413
Other government-related securities	3		—	44,207	—	44,207
Corporate securities	3		—	1,417,591	6,242	1,423,833
Redeemable preferred stock	3		11,277	—	—	11,277
Total fixed maturity securities — trading			38,730	2,345,164	32,298	2,416,192
Total fixed maturity securities			1,089,751	49,497,258	1,092,216	51,679,225
Equity securities	3		494,287	—	63,421	557,708
Other long-term investments(1)	3	&4	83,047	180,438	151,342	414,827
Short-term investments	3		589,084	77,217	—	666,301
Total investments			2,256,169	49,754,913	1,306,979	53,318,061
Cash	3		151,400	—	—	151,400
Assets related to separate accounts	3
Variable annuity			12,288,919	—	—	12,288,919
Variable universal life	3		937,732	—	—	937,732
Total assets measured at fair value on a recurring basis	3		$15,634,220	$49,754,913	$1,306,979	$66,696,112
Liabilities:
Annuity account balances(2)	3		$—	$—	$76,119	$76,119
Other liabilities(1)	3	&4	56,018	164,643	438,127	658,788
Total liabilities measured at fair value on a recurring basis			$56,018	$164,643	$514,246	$734,907

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

(3)  Fair Value through Net Income.

(4)  Fair Value through Other Comprehensive Income.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale Residential mortgage-backed securities	$—	$2,318,493	$—	$2,318,493
Commercial mortgage-backed securities	—	1,860,488	—	1,860,488
Other asset-backed securities	—	745,184	504,365	1,249,549
U.S. government-related securities	958,775	264,477	—	1,223,252
State, municipalities, and political subdivisions	—	1,741,645	—	1,741,645
Other government-related securities		285,233	—	285,233
Corporate securities	—	28,910,645	626,901	29,537,546
Redeemable preferred stock	72,471	18,620	—	91,091
Total fixed maturity securities — available-for-sale	1,031,246	36,144,785	1,131,266	38,307,297
Fixed maturity securities — trading Residential mortgage-backed securities	—	259,694	—	259,694
Commercial mortgage-backed securities	—	146,804	—	146,804
Other asset-backed securities	—	102,875	35,222	138,097
U.S. government-related securities	21,183	6,051	—	27,234
State, municipalities, and political subdivisions	—	326,925	—	326,925
Other government-related securities	—	63,925	—	63,925
Corporate securities	—	1,692,741	5,442	1,698,183
Redeemable preferred stock	3,327	—	—	3,327
Total fixed maturity securities — trading	24,510	2,599,015	40,664	2,664,189
Total fixed maturity securities	1,055,756	38,743,800	1,171,930	40,971,486
Equity securities	649,981	—	65,517	715,498
Other long-term investments(1)	51,102	417,969	160,466	629,537
Short-term investments	394,394	132,750	—	527,144
Total investments	2,151,233	39,294,519	1,397,913	42,843,665
Cash	178,855	—	—	178,855
Assets related to separate accounts
Variable annuity	13,956,071	—	—	13,956,071
Variable universal life	1,035,202	—	—	1,035,202
Total assets measured at fair value on a recurring basis	$17,321,361	$39,294,519	$1,397,913	$58,013,793
Liabilities:
Annuity account balances(2)	$—	$—	$83,472	$83,472
Other liabilities(1)	5,755	302,656	597,562	905,973
Total liabilities measured at fair value on a recurring basis	$5,755	$302,656	$681,034	$989,445

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments as listed in the above table.

The fair value of fixed maturity, short-term, and equity securities is determined by management after considering one of three primary sources of information: third party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for non-binding prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Third party pricing services price 93.6% of the Company's available-for-sale and trading fixed maturity securities. Based on the typical trading volumes and the lack of quoted market prices for available-for-sale and trading fixed maturities, third party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains one quote per security, typically from the broker from which we purchased the security. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third party pricing service or an independent broker quotation.

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer's credit rating, liquidity discounts, weighted- average of contracted cash flows, risk premium, if warranted, due to the issuer's industry, and the security's time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the

PROTECTIVE LIFE INSURANCE COMPANY

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6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

valuation of such holdings. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the year ended December 31, 2018.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs that is in accordance with the Fair Value Measurements and Disclosures Topic of the ASC. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

Asset-Backed Securities

This category mainly consists of residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"). As of December 31, 2018, the Company held $7.4 billion of ABS classified as Level 2. These securities are priced from information provided by a third party pricing service and independent broker quotes. The third party pricing services and brokers mainly value securities using both a market and income approach to valuation. As part of this valuation process they consider the following characteristics of the item being measured to be relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, and 7) credit ratings of the securities.

After reviewing these characteristics of the ABS, the third party pricing service and brokers use certain inputs to determine the value of the security. For ABS classified as Level 2, the valuation would consist of predominantly market observable inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average life of the security, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, and 6) discount margin. The Company reviews the methodologies and valuation techniques (including the ability to observe inputs) in assessing the information received from external pricing services and in consideration of the fair value presentation.

As of December 31, 2018, the Company held $447.7 million of Level 3 ABS, which included $421.6 million of other asset-backed securities classified as available-for-sale and $26.1 million of other asset-backed securities classified as trading. These securities within the available-for-sale portfolio are predominantly ARS whose underlying collateral is at least 97% guaranteed by the FFELP. As a result of the ARS market collapse during 2008, the Company prices its ARS using an income approach valuation model. As part of the valuation process the Company reviews the following characteristics of the ARS in determining the relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, 7) credit ratings of the securities, 8) liquidity premium, and 9) paydown rate. In periods where market activity increases and there are transactions at a price that is not the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

result of a distressed or forced sale we consider those prices as part of our valuation. If the market activity during a period is solely the result of the issuer redeeming positions we consider those transactions in our valuation, but still consider them to be level three measurements due to the nature of the transaction.

Corporate Securities, Redeemable Preferred Stock, U.S. Government-Related Securities, States, Municipals, and Political Subdivisions, and Other Government Related Securities

As of December 31, 2018, the Company classified approximately $42.1 billion of corporate securities, redeemable preferred stock, U.S. government-related securities, states, municipals, and political subdivisions, and other government-related securities as Level 2. The fair value of the Level 2 securities is predominantly priced by broker quotes and a third party pricing service. The Company has reviewed the valuation techniques of the brokers and third party pricing service and has determined that such techniques used Level 2 market observable inputs. The following characteristics of the securities are considered to be the primary relevant inputs to the valuation: 1) weighted- average coupon rate, 2) weighted-average years to maturity, 3) seniority, and 4) credit ratings. The Company reviews the methodologies and valuation techniques (including the ability to observe inputs) in assessing the information received from external pricing services and in consideration of the fair value presentation.

The brokers and third party pricing service utilize valuation models that consist of a hybrid income and market approach to valuation. The pricing models utilize the following inputs: 1) principal and interest payments, 2) treasury yield curve, 3) credit spreads from new issue and secondary trading markets, 4) dealer quotes with adjustments for issues with early redemption features, 5) liquidity premiums present on private placements, and 6) discount margins from dealers in the new issue market.

As of December 31, 2018, the Company classified approximately $644.5 million of securities as Level 3 valuations. Level 3 securities primarily represent investments in illiquid bonds for which no price is readily available. To determine a price, the Company uses a discounted cash flow model with both observable and unobservable inputs. These inputs are entered into an industry standard pricing model to determine the final price of the security. These inputs include: 1) principal and interest payments, 2) coupon rate, 3) sector and issuer level spread over treasury, 4) underlying collateral, 5) credit ratings, 6) maturity, 7) embedded options, 8) recent new issuance, 9) comparative bond analysis, and 10) an illiquidity premium.

Equities

As of December 31, 2018, the Company held approximately $63.4 million of equity securities classified as Level 2 and Level 3. Of this total, $63.4 million represents FHLB stock. The Company believes that the cost of the FHLB stock approximates fair value.

Other Long-Term Investments and Other Liabilities

Other long-term investments and other liabilities consist entirely of free-standing and embedded derivative financial instruments. Refer to Note 7, Derivative Financial Instruments for additional information related to derivatives. Derivative financial instruments are valued using exchange prices, independent broker quotations, or pricing valuation models, which utilize market data inputs. Excluding

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

embedded derivatives, as of December 31, 2018, 84.5% of derivatives based upon notional values were priced using exchange prices or independent broker quotations. Inputs used to value derivatives include, but are not limited to, interest swap rates, credit spreads, interest rate and equity market volatility indices, equity index levels, and treasury rates. The Company performs monthly analysis on derivative valuations that includes both quantitative and qualitative analyses.

Derivative instruments classified as Level 1 generally include futures and options, which are traded on active exchange markets.

Derivative instruments classified as Level 2 primarily include swaps, options, and swaptions, which are traded over-the-counter. Level 2 also includes certain centrally cleared derivatives. These derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs.

Derivative instruments classified as Level 3 were embedded derivatives and include at least one significant non-observable input. A derivative instrument containing Level 1 and Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the changes in fair value on derivatives reported in Level 3 may not reflect the offsetting impact of the changes in fair value of the associated assets and liabilities.

The embedded derivatives are carried at fair value in other long-term investments and other liabilities on the Company's consolidated balance sheet. The changes in fair value are recorded in earnings as "Realized investment gains (losses) — Derivative financial instruments". Refer to Note 7, Derivative Financial Instruments for more information related to each embedded derivatives gains and losses.

The fair value of the GLWB embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using multiple risk neutral stochastic equity scenarios and policyholder behavior assumptions. The risk neutral scenarios are generated using the current swap curve and projected equity volatilities and correlations. The projected equity volatilities are based on a blend of historical volatility and near- term equity market implied volatilities. The equity correlations are based on historical price observations. For policyholder behavior assumptions, expected lapse and utilization assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality from the Ruark 2015 ALB table with attained age factors varying from 87.0% — 100%. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR plus a credit spread (to represent the Company's non-performance risk). As a result of using significant unobservable inputs, the GLWB embedded derivative is categorized as Level 3. Policyholder assumptions are reviewed on an annual basis.

The balance of the FIA embedded derivative is impacted by policyholder cash flows associated with the FIA product that are allocated to the embedded derivative in addition to changes in the fair value of the embedded derivative during the reporting period. The fair value of the FIA embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using current index values and volatility, the hedge budget used to price the product, and policyholder assumptions (both elective and non-elective). For policyholder behavior assumptions, expected lapse

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6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

and withdrawal assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality from the 2015 Ruark ALB mortality table modified with company experience, with attained age factors varying from 87% — 100%. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR up to one year and constant maturity treasury rates plus a credit spread (to represent the Company's non-performance risk) thereafter. Policyholder assumptions are reviewed on an annual basis. As a result of using significant unobservable inputs, the FIA embedded derivative is categorized as Level 3.

The balance of the indexed universal life ("IUL") embedded derivative is impacted by policyholder cash flows associated with the IUL product that are allocated to the embedded derivative in addition to changes in the fair value of the embedded derivative during the reporting period. The fair value of the IUL embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using current index values and volatility, the hedge budget used to price the product, and policyholder assumptions (both elective and non-elective). For policyholder behavior assumptions, expected lapse and withdrawal assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality from the SOA 2015 VBT Primary Tables modified with company experience, with attained age factors varying from 37% — 577%. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR up to one year and constant maturity treasury rates plus a credit spread (to represent the Company's non-performance risk) thereafter. Policyholder assumptions are reviewed on an annual basis. As a result of using significant unobservable inputs, the IUL embedded derivative is categorized as Level 3.

The Company has assumed and ceded certain blocks of policies under modified coinsurance agreements in which the investment results of the underlying portfolios inure directly to the reinsurers. As a result, these agreements contain embedded derivatives that are reported at fair value. Changes in their fair value are reported in earnings. The investments supporting these agreements are designated as "trading securities"; therefore changes in their fair value are also reported in earnings. As of December 31, 2018, the fair value of the embedded derivative is based upon the relationship between the statutory policy liabilities (net of policy loans) of $2.3 billion and the statutory unrealized gain (loss) of the securities of $25.8 million. As a result, changes in the fair value of the embedded derivatives are largely offset by the changes in fair value of the related investments and each are reported in earnings. The fair value of the embedded derivative is considered a Level 3 valuation due to the unobservable nature of the policy liabilities.

The Company and certain of its subsidiaries have entered into interest support, yearly renewable term ("YRT") premium support, and portfolio maintenance agreements with PLC. These agreements meet the definition of a derivative and are accounted for at fair value and are considered Level 3 valuations. The fair value of these derivatives as of December 31, 2018, was $90.0 million and is included in Other long-term investments. For information regarding realized gains on these derivatives please refer to Note 7, Derivative Financial Instruments.

The Interest Support Agreement provides that PLC will make payments to Golden Gate II if actual investment income on certain of Golden Gate II's asset portfolios falls below a calculated investment income amount as defined in the Interest Support Agreement. The calculated investment income amount is a level of investment income deemed to be sufficient to support certain of Golden Gate II's

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

obligations under a reinsurance agreement with the Company, dated July 1, 2007. The derivative is valued using an internal valuation model that assumes a conservative projection of investment income under an adverse interest rate scenario and the probability that the expectation falls below the calculated investment income amount. This derivative had a fair value of $37.6 million as of December 31, 2018 however interest support agreement obligations to Golden Gate II of approximately $4.9 million have been collateralized by PLC. Re-evaluation, if necessary, adjustments of any support agreement collateralization amounts occur annually during the first quarter pursuant to the terms of the support agreement. For the year ended December 31, 2018, Golden Gate II recognized $0.6 million in gains related to payments made under this agreement.

The YRT Premium support agreements provide that PLC will make payments to Golden Gate and Golden Gate II in the event that YRT premium rates increase. The derivatives are valued using an internal valuation model. The valuation model is a probability weighted discounted cash flow model. The value is primarily a function of the likelihood and severity of future YRT premium increases. The fair value of these derivatives as of December 31, 2018, was $50.0 million. As of December 31, 2018, no payments have been triggered under this agreement.

The portfolio maintenance agreements provide that PLC will make payments to Golden Gate, Golden Gate V, and WCL in the event of other-than-temporary impairments on investments that exceed defined thresholds. The derivatives are valued using an internal discounted cash flow model. The significant unobservable inputs are the projected probability and severity of credit losses used to project future cash flows on the investment portfolios. The fair value of the portfolio maintenance agreements as of December 31, 2018, was $2.5 million. As of December 31, 2018, no payments have been triggered under this agreement.

The Funds Withheld derivative results from a reinsurance agreement with Shades Creek where the economic performance of certain hedging instruments held by the Company is ceded to Shades Creek. The value of the Funds Withheld derivative is directly tied to the value of the hedging instruments held in the funds withheld account. The hedging instruments predominantly consist of derivative instruments the fair values of which are classified as a Level 2 measurement; as such, the fair value of the Funds Withheld derivative has been classified as a Level 2 measurement. The fair value of the Funds Withheld derivative as of December 31, 2018, was a liability of $95.1 million.

Annuity Account Balances

The Company records a certain legacy block of FIA reserves at fair value. Based on the characteristics of these reserves, the Company believes that the fund value approximates fair value. The fair value measurement of these reserves is considered a Level 3 valuation due to the unobservable nature of the fund values. The Level 3 fair value as of December 31, 2018 is $76.1 million.

Separate Accounts

Separate account assets are invested in open-ended mutual funds and are included in Level 1.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Valuation of Level 3 Financial Instruments

The following table presents the valuation method for material financial instruments included in Level 3, as well as the unobservable inputs used in the valuation of those financial instruments:

	Fair Value As of December 31, 2018	Valuation Technique	Unobservable Input	Range (Weighted Average)
(Dollars In Thousands)
Assets:
Other asset-backed securities	$ 421,458	Liquidation	Liquidation value	$85.75 - $99.99 ($95.36)
		Discounted cash flow	Liquidity premium	0.02% - 1.25% (0.64%)
			Paydown Rate	10.96% - 13.11% (12.03%)
Corporate securities	631,068	Discounted cash flow	Spread over treasury	0.84% - 3.00% (1.84%)
Liabilities:(1)
Embedded derivatives — GLWB(2)	$ 43,307	Actuarial cash flow model	Mortality	87% to 100% of Ruark 2015 ALB Table
			Lapse	Ruark Predictive Model
			Utilization	99%. 10% of policies have a one-time over-utilization of 400%
			Nonperformance risk	0.21% - 1.16%
Embedded derivative — FIA	217,288	Actuarial cash flow model	Expenses	$145 per policy
			Withdrawal rate	1.5% prior to age 70, 100% of the RMD for ages 70+
			Mortality	87% to 100% of Ruark 2015 ALB table
			Lapse	1.0% - 30.0%, depending on duration/surrender charge period
			Nonperformance risk	0.21% - 1.16%

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

	Fair Value As of December 31, 2018	Valuation Technique	Unobservable Input	Range (Weighted Average)
(Dollars In Thousands)
Embedded derivative — IUL	$ 90,231	Actuarial cash flow model	Mortality	37% - 577% of 2015 VBT Primary Tables
			Lapse	0.5% - 10%, depending on duration/distribution channel and smoking class
			Nonperformance risk	0.21% - 1.16%

(1)  Excludes modified coinsurance arrangements.

(2)  The fair value for the GLWB embedded derivative is presented as a net liability.

The chart above excludes Level 3 financial instruments that are valued using broker quotes and those which book value approximates fair value.

The Company has considered all reasonably available quantitative inputs as of December 31, 2018, but the valuation techniques and inputs used by some brokers in pricing certain financial instruments are not shared with the Company. This resulted in $39.7 million of financial instruments being classified as Level 3 as of December 31, 2018 . Of the $39.7 million, $26.2 million are other asset-backed securities, and $13.5 million are corporate securities.

In certain cases the Company has determined that book value materially approximates fair value. As of December 31, 2018, the Company held $63.4 million of financial instruments where book value approximates fair value which are predominantly FHLB stock.

The following table presents the valuation method for material financial instruments included in Level 3, as well as the unobservable inputs used in the valuation of those financial instruments:

	Fair Value As of December 31, 2017	Valuation Technique	Unobservable Input	Range (Weighted Average)
(Dollars In Thousands)
Assets:
Other asset-backed securities	$ 504,228	Liquidation	Liquidation value	$90 - $97 ($94.91)
		Discounted cash flow	Liquidity premium	0.06% - 1.17% (0.75%)
			Paydown rate	11.31% - 11.97% (11.54%)
Corporate securities	617,770	Discounted cash flow	Spread over treasury	0.81% - 3.95% (1.06%)

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6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

	Fair Value As of December 31, 2017	Valuation Technique	Unobservable Input	Range (Weighted Average)
(Dollars In Thousands)
Liabilities:(1)
Embedded derivatives — GLWB(2)	$ 15,554	Actuarial cash flow model	Mortality	91.4% to 106.6% of Ruark 2015 ALB Table
			Lapse	1.0% - 30.0%, depending on product/duration/funded status of guarantee
			Utilization	99%. 10% of policies have a one-time over-utilization of 400%
			Nonperformance risk	0.11% - 0.79%
Embedded derivative — FIA	218,676	Actuarial cash flow model	Expenses	$146 per policy
			Withdrawal rate	1.5% prior to age 70, 100% of the RMD for ages 70+
			Mortality	1994 MGDB table with company experience
			Lapse	1.0% - 30.0%, depending on duration/surrender charge period
			Nonperformance risk	0.11% - 0.79%
Embedded derivative — IUL	80,212	Actuarial cash flow model	Mortality	34% - 152% of 2015 VBT Primary Tables
			Lapse	0.5% - 10.0%, depending on duration/distribution channel and smoking class
			Nonperformance risk	0.11% - 0.79%

(1)  Excludes modified coinsurance arrangements.

(2)  The fair value for the GLWB embedded derivative is presented as a net liability.

The chart above excludes Level 3 financial instruments that are valued using broker quotes and those which book value approximates fair value.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The Company has considered all reasonably available quantitative inputs as of December 31, 2017, but the valuation techniques and inputs used by some brokers in pricing certain financial instruments are not shared with the Company. This resulted in $50.0 million of financial instruments being classified as Level 3 as of December 31, 2017. Of the $50.0 million, $35.4 million are other asset backed securities, and $14.6 million are corporate securities.

In certain cases the Company has determined that book value materially approximates fair value. As of December 31, 2017, the Company held $65.5 million of financial instruments where book value approximates fair value which are predominantly FHLB stock.

The asset-backed securities classified as Level 3 are predominantly ARS. A change in the paydown rate (the projected annual rate of principal reduction) of the ARS can significantly impact the fair value of these securities. A decrease in the paydown rate would increase the projected weighted average life of the ARS and increase the sensitivity of the ARS' fair value to changes in interest rates. An increase in the liquidity premium would result in a decrease in the fair value of the securities, while a decrease in the liquidity premium would increase the fair value of these securities. The liquidation value for these securities are sensitive to the issuer's available cash flows and ability to redeem the securities, as well as the current holders' willingness to liquidate at the specified price.

The fair value of corporate bonds classified as Level 3 is sensitive to changes in the interest rate spread over the corresponding U.S. Treasury rate. This spread represents a risk premium that is impacted by company specific and market factors. An increase in the spread can be caused by a perceived increase in credit risk of a specific issuer and/or an increase in the overall market risk premium associated with similar securities. The fair values of corporate bonds are sensitive to changes in spread. When holding the treasury rate constant, the fair value of corporate bonds increases when spreads decrease, and decreases when spreads increase.

The fair value of the GLWB embedded derivative is sensitive to changes in the discount rate which includes the Company's nonperformance risk, volatility, lapse, and mortality assumptions. The volatility assumption is an observable input as it is based on market inputs. The Company's nonperformance risk, lapse, and mortality are unobservable. An increase in the three unobservable assumptions would result in a decrease in the fair value of the liability and conversely, if there is a decrease in the assumptions the fair value would increase. The fair value is also dependent on the assumed policyholder utilization of the GLWB where an increase in assumed utilization would result in an increase in the fair value of the liability and conversely, if there is a decrease in the assumption, the fair value would decrease.

The fair value of the FIA embedded derivative is predominantly impacted by observable inputs such as discount rates and equity returns. However, the fair value of the FIA embedded derivative is sensitive to non-performance risk, which is unobservable. The value of the liability increases with decreases in the discount rate and non-performance risk and decreases with increases in the discount rate and nonperformance risk. The value of the liability increases with increases in equity returns and the liability decreases with a decrease in equity returns.

The fair value of the IUL embedded derivative is predominantly impacted by observable inputs such as discount rates and equity returns. However, the fair value of the IUL embedded derivative is sensitive to non-performance risk, which is unobservable. The value of the liability increases with decreases in the discount rate and non-performance risk and decreases with increases in the discount rate and non-performance risk. The value of the liability increases with increases in equity returns and the liability decreases with a decrease in equity returns.

PROTECTIVE LIFE INSURANCE COMPANY

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6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2018, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$—	$—	$—	$—	$(995)
Commercial mortgage-backed securities	—	—	50	—	(2,497)
Other asset-backed securities	504,365	3,716	16,503	(159)	(25,578)
U.S. government-related securities	—	—	—	—	—
States, municipals, and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate securities	626,901	—	12,537	—	(29,017)
Total fixed maturity securities — available-for-sale	1,131,266	3,716	29,090	(159)	(58,087)
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	35,222	464	—	(3,798)	—
U.S. government-related securities	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate securities	5,442	45	—	(145)	—
Total fixed maturity securities — trading	40,664	509	—	(3,943)	—
Total fixed maturity securities	1,171,930	4,225	29,090	(4,102)	(58,087)
Equity securities	65,518	1	—	(30)	—
Other long-term investments(1)	160,466	39,118	—	(47,615)	—
Short-term investments	—	—	—	—	—
Total investments	1,397,914	43,344	29,090	(51,747)	(58,087)
Total assets measured at fair value on a recurring basis	$1,397,914	$43,344	$29,090	$(51,747)	$(58,087)
Liabilities:
Annuity account balances(2)	$83,472	$—	$—	$(3,505)	$—
Other liabilities(1)	597,562	299,366	—	(139,931)	—
Total liabilities measured at fair value on a recurring basis	$681,034	$299,366	$—	$(143,436)	$—

(1)  Represents certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

For the year ended December 31, 2018, $39.7 million of securities were transferred into Level 3.

For the year ended December 31, 2018, $85.7 million of securities were transferred into Level 2. This amount was transferred from Level 3. These transfers resulted from securities that were priced internally using significant unobservable inputs where market observable inputs were not available in previous periods but were priced by independent pricing services or brokers as of December 31, 2018.

								Total Gains (losses) included in Earnings related to
	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$22,225	$—	$—	$—	$(21,281)	$51	$—	$—
Commercial mortgage-backed securities	48,621	(292)	—	—	(45,832)	(50)	—	—
Other asset-backed securities	—	(80,050)	—	—	222	2,623	421,642	—
U.S. government-related securities	—	—	—	—	—	—	—	—
States, municipals, and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate securities	108,491	(97,676)	—	—	20,721	(3,681)	638,276	—
Total fixed maturity securities — available-for-sale	179,337	(178,018)	—	—	(46,170)	(1,057)	1,059,918	—
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	8,728	(14,511)	—	—	164	(213)	26,056	(3,179)
U.S. government-related securities	—	—	—	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate securities	999	—	—	—	—	(99)	6,242	(101)
Total fixed maturity securities — trading	9,727	(14,511)	—	—	164	(312)	32,298	(3,280)
Total fixed maturity securities	189,064	(192,529)	—	—	(46,006)	(1,369)	1,092,216	(3,280)
Equity securities	36	(2,103)	—	—	—	(1)	63,421	282
Other long-term investments(1)	—	—	—	(627)	—	—	151,342	(9,124)
Short-term investments	—	—	—	—	—	—	—	—
Total investments	189,100	(194,632)	—	(627)	(46,006)	(1,370)	1,306,979	(12,122)
Total assets measured at fair value on a recurring basis	$189,100	$(194,632)	$—	$(627)	$(46,006)	$(1,370)	$1,306,979	$(12,122)
Liabilities:
Annuity account balances(2)	$—	$—	$623	$11,481	$—	$—	$76,119	$—
Other liabilities(1)	—	—	—	—	—	—	438,127	159,435
Total liabilities measured at fair value on a recurring basis	$—	$—	$623	$11,481	$—	$—	$514,246	$159,435

For the year ended December 31, 2018, there were no transfers from Level 2 to Level 1.

For the year ended December 31, 2018, no securities were transferred from Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2017, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$3	$—	$83	$—	$—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	562,604	1,410	15,136	—	(10,931)
U.S. government-related securities	—	—	—	—	—
States, municipals, and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate securities	664,046	—	27,637	—	(13,089)
Total fixed maturity securities — available-for-sale	1,226,653	1,410	42,856	—	(24,020)
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	84,563	3,768	—	(1,157)	—
U.S. government-related securities	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate securities	5,492	101	—	(58)	—
Total fixed maturity securities — trading	90,055	3,869	—	(1,215)	—
Total fixed maturity securities	1,316,708	5,279	42,856	(1,215)	(24,020)
Equity securities	65,786	2	—	—	—
Other long-term investments(1)	115,516	73,253	—	(28,303)	—
Short-term investments	—	—	—	—	—
Total investments	1,498,010	78,534	42,856	(29,518)	(24,020)
Total assets measured at fair value on a recurring basis	$1,498,010	$78,534	$42,856	$(29,518)	$(24,020)
Liabilities:
Annuity account balances(2)	$87,616	$—	$—	$(4,001)	$—
Other liabilities(1)	405,803	35,703	—	(227,462)	—
Total liabilities measured at fair value on a recurring basis	$493,419	$35,703	$—	$(231,463)	$—

(1)  Represents certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

For the year ended December 31, 2017, there were an immaterial amount of transfers of securities into Level 3.

For the year ended December 31, 2017, $28.9 million transfers of securities were transferred into Level 2. This amount was transferred from Level 3. These transfers resulted from securities that were priced internally using significant unobservable inputs where market observable inputs were not

								Total Gains (losses) included in Earnings related to
	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$11,862	$(3)	$—	$—	$(11,944)	$(1)	$—	$—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	100	(59,176)	—	—	(6,643)	1,865	504,365	—
U.S. government-related securities	—	—	—	—	—	—	—	—
States, municipals, and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate securities	131,822	(169,002)	—	—	(10,353)	(4,160)	626,901	—
Total fixed maturity securities — available-for-sale	143,784	(228,181)	—	—	(28,940)	(2,296)	1,131,266	—
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	—	(52,835)	—	—	—	883	35,222	3,483
U.S. government-related securities	—	—	—	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate securities	—	—	—	—	—	(93)	5,442	44
Total fixed maturity securities — trading	—	(52,835)	—	—	—	790	40,664	3,527
Total fixed maturity securities	143,784	(281,016)	—	—	(28,940)	(1,506)	1,171,930	3,527
Equity securities	—	(273)	—	—	3	—	65,518	3
Other long-term investments(1)	—	—	—	—	—	—	160,466	44,950
Short-term investments	—	—	—	—	—	—	—	—
Total investments	143,784	(281,289)	—	—	(28,937)	(1,506)	1,397,914	48,480
Total assets measured at fair value on a recurring basis	$143,784	$(281,289)	$—	$—	$(28,937)	$(1,506)	$1,397,914	$48,480
Liabilities:
Annuity account balances(2)	$—	$—	$623	$8,768	$—	$—	$83,472	$—
Other liabilities(1)	—	—	—	—	—	—	597,562	(191,759)
Total liabilities measured at fair value on a recurring basis	$—	$—	$623	$8,768	$—	$—	$681,034	$(191,759)

available in previous periods but were priced by independent pricing services or brokers as of December 31, 2017.

For the year ended December 31, 2017, there were no transfers from Level 2 to Level 1.

For the year ended December 31, 2017, no securities were transferred out of Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Total realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either realized investment gains (losses) within the consolidated statements of income (loss) or other comprehensive income (loss) within shareowner's equity based on the appropriate accounting treatment for the item.

Purchases, sales, issuances, and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily relates to purchases and sales of fixed maturity securities and issuances and settlements of fixed indexed annuities.

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The asset transfers in the table(s) above primarily related to positions moved from Level 3 to Level 2 as the Company determined that certain inputs were observable.

The amount of total gains (losses) for assets and liabilities still held as of the reporting date primarily represents changes in fair value of trading securities and certain derivatives that exist as of the reporting date and the change in fair value of fixed indexed annuities.

Estimated Fair Value of Financial Instruments

The carrying amounts and estimated fair values of the Company's financial instruments as of the periods shown below are as follows:

		As of December 31,
		2018		2017
	Fair Value Level	Carrying Amounts	Fair Values	Carrying Amounts	Fair Values
	(Dollars In Thousands)
Assets:
Mortgage loans on real estate	3	$7,724,733	$7,447,702	$6,817,723	$6,740,177
Policy loans	3	1,695,886	1,695,886	1,615,615	1,615,615
Fixed maturities, held-to-maturity(1)	3	2,633,474	2,547,210	2,718,904	2,776,327
Liabilities:
Stable value product account balances	3	$5,234,731	$5,200,723	$4,698,371	$4,698,868
Future policy benefits and claims(2)	3	1,671,414	1,671,434	220,498	220,498
Other policyholders' funds(3)	3	131,150	131,782	133,508	134,253
Debt:(4)
Non-recourse funding obligations(5)	3	$2,888,329	$2,801,399	$2,952,822	$2,980,495
Subordinated funding obligations	3	110,000	95,476	—	—

Except as noted below, fair values were estimated using quoted market prices.

(1)  Securities purchased from unconsolidated subsidiaries, Red Mountain LLC and Steel City LLC.

(2)  Single premium immediate annuity without life contingencies.

(3)  Supplementary contracts without life contingencies.

(4)  Excludes capital lease obligations of $1.3 million and $1.7 million as of December 31, 2018 and 2017, respectively.

(5)  As of December 31, 2018, carrying amount $2.6 billion and a fair value of $2.5 billion related to non-recourse funding obligations issued by Golden Gate and Golden Gate V. As of December 31, 2017, carrying amount of $2.7 billion and fair value of $2.8 billion related to non-recourse funding obligations issued by Golden Gate and Golden Gate V.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Fair Value Measurements

Mortgage Loans on Real Estate

The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company's determined representative risk adjustment assumptions related to credit and liquidity risks.

Policy Loans

The Company believes the fair value of policy loans approximates book value. Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the carrying value of policy loans approximates fair value.

Fixed Maturities, Held-to-Maturity

The Company estimates the fair value of its fixed maturity, held-to-maturity securities using internal discounted cash flow models. The discount rates used in the model are based on a current market yield for similar financial instruments.

Stable Value Product and Other Investment Contract Balances

The Company estimates the fair value of stable value product account balances and other investment contract balances (included in Future policy benefits and claims as well as Other policyholder funds line items on our balance sheet) using models based on discounted expected cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments.

Funding Obligations

The Company estimates the fair value of its subordinated and non-recourse funding obligations using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

7.  DERIVATIVE FINANCIAL INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce exposure to certain risks, including but not limited to, interest rate risk, currency exchange risk, volatility risk, and equity market risk. These strategies are developed through the Company's analysis of data from financial simulation models and other internal and industry sources, and are then incorporated into the Company's risk management program.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company attempts to minimize its credit in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by our risk management department.

Derivatives Related to Interest Rate Risk Management

Derivative instruments that are used as part of the Company's interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate caps, and interest rate swaptions.

Derivatives Related to Foreign Currency Exchange Risk Management

Derivative instruments that are used as part of the Company's foreign currency exchange risk management strategy include foreign currency swaps, foreign currency futures, foreign equity futures, and foreign equity options.

Derivatives Related to Risk Mitigation of Certain Annuity Contracts

The Company may use the following types of derivative contracts to mitigate its exposure to certain guaranteed benefits related to VA contracts and fixed indexed annuities:

•  Foreign Currency Futures

•  Variance Swaps

•  Interest Rate Futures

•  Equity Options

•  Equity Futures

•  Credit derivatives

•  Interest Rate Swaps

•  Interest Rate Swaptions

•  Volatility Futures

•  Volatility Options

•  Funds Withheld Agreement

•  Total Return Swaps

Other Derivatives

The Company and certain of its subsidiaries have derivatives with PLC. These derivatives consist of an interest support agreement, YRT premium support agreements, and portfolio maintenance agreements with PLC.

The Company has a funds withheld account that consists of various derivative instruments held by us that is used to hedge the GLWB and GMDB riders. The economic performance of derivatives in the funds withheld account is ceded to Shades Creek. The funds withheld account is accounted for as a derivative financial instrument.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Accounting for Derivative Instruments

The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists.

It is the Company's policy not to offset assets and liabilities associated with open derivative contracts. However, the Chicago Mercantile Exchange ("CME") rules characterize variation margin transfers as settlement payments, as opposed to adjustments to collateral. As a result, derivative assets and liabilities associated with centrally cleared derivatives for which the CME serves as the central clearing party are presented as if these derivatives had been settled as of the reporting date.

For a derivative financial instrument to be accounted for as an accounting hedge, it must be identified and documented as such on the date of designation. For cash flow hedges, the effective portion of their realized gain or loss is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged item impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain attributable to the hedged risk of the hedged item is recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis.

The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses) — Derivative financial instruments".

Derivative Instruments Designated and Qualifying as Hedging Instruments

Cash-Flow Hedges

•  To hedge a fixed rate note denominated in a foreign currency, the Company entered into a fixed-to-fixed foreign currency swap in order to hedge the foreign currency exchange risk associated with the note. The cash flows received on the swap are identical to the cash flow paid on the note.

•  To hedge a floating rate note, the Company entered into an interest rate swap to exchange the floating rate on the note for a fixed rate in order to hedge the interest rate risk associated with the note. The cash flows received on the swap are identical to the cash flow variability paid on the note.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company uses various other derivative instruments for risk management purposes that do not qualify for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Derivatives Related to Variable Annuity Contracts

•  The Company uses equity futures, equity options, total return swaps, interest rate futures, interest rate swaps, interest rate swaptions, currency futures, volatility futures, volatility options, and variance swaps to mitigate the risk related to certain guaranteed minimum benefits, including GLWB, within its VA products. In general, the cost of such benefits varies with the level of equity and interest rate markets, foreign currency levels, and overall volatility.

•  The Company markets certain VA products with a GLWB rider. The GLWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract.

•  The Company has a funds withheld account that consists of various derivative instruments held by the Company that are used to hedge the GLWB and GMDB riders. The economic performance of derivatives in the funds withheld account is ceded to Shades Creek. The funds withheld account is accounted for as a derivative financial instrument.

Derivatives Related to Fixed Annuity Contracts

•  The Company uses equity futures and options to mitigate the risk within its fixed indexed annuity products. In general, the cost of such benefits varies with the level of equity and overall volatility.

•  The Company markets certain fixed indexed annuity products. The FIA component is considered an embedded derivative, not considered to be clearly and closely related to the host contract.

Derivatives Related to Indexed Universal Life Contracts

•  The Company uses equity futures and options to mitigate the risk within its indexed universal life products. In general, the cost of such benefits varies with the level of equity markets.

•  The Company markets certain IUL products. The IUL component is considered an embedded derivative, not considered to be clearly and closely related to the host contract.

Other Derivatives

•  The Company and certain of its subsidiaries have an interest support agreement, YRT premium support agreements, and portfolio maintenance agreements with PLC.

•  The Company uses various swaps and other types of derivatives to manage risk related to other exposures.

•  The Company is involved in various modified coinsurance arrangements which contain embedded derivatives. Changes in their fair value are recorded in current period earnings. The investment portfolios that support the related modified coinsurance reserves had fair value changes which substantially offset the gains or losses on these embedded derivatives.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

The following table sets forth realized investments gains and losses for the periods shown:

Realized investment gains (losses) — derivative financial instruments

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Derivatives related to VA contracts:
Interest rate futures	$(25,473)	$26,015	$(3,450)
Equity futures	(88,208)	(91,776)	(106,431)
Currency futures	10,275	(23,176)	33,836
Equity options	38,083	(94,791)	(60,962)
Interest rate swaptions	(14)	(2,490)	(1,161)
Interest rate swaps	(45,185)	27,981	20,420
Total return swaps	77,225	(32,240)	—
Embedded derivative — GLWB	(27,761)	(8,526)	13,306
Funds withheld derivative	(25,541)	138,227	115,540
Total derivatives related to VA contracts	(86,599)	(60,776)	11,098
Derivatives related to FIA contracts:
Embedded derivative	35,397	(55,878)	(16,494)
Equity futures	330	642	4,248
Volatility futures	—	—	—
Equity options	(38,885)	44,585	8,149
Total derivatives related to FIA contracts	(3,158)	(10,651)	(4,097)
Derivatives related to IUL contracts:
Embedded derivative	9,062	(14,117)	9,529
Equity futures	261	(818)	129
Equity options	(6,338)	9,580	3,477
Total derivatives related to IUL contracts	2,985	(5,355)	13,135
Embedded derivative — Modco reinsurance treaties	166,757	(103,009)	390
Derivatives with PLC(1)	(902)	42,699	29,289
Other derivatives	14	50	(25)
Total realized gains (losses) — derivatives	$79,097	$(137,042)	$49,790

(1)  These derivatives include an interest support, YRT premium support, and portfolio maintenance agreements between certain of the Company's subsidiaries and PLC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

The following tables present the components of the gain or loss on derivatives that qualify as a cash flow hedging relationship:

Gain (Loss) on Derivatives in Cash Flow Relationship

	Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives	Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss)	Amount and Location of (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)	(Ineffective Portion)
		Benefits and settlement expenses	Realized investment gains (losses)
	(Dollars In Thousands)
For The Year Ended December 31, 2018
Foreign currency swaps	$(812)	$(798)	$—
Interest rate swaps	(1,574)	(633)	—
Total	$(2,386)	$(1,431)	$—
For The Year Ended December 31, 2017
Foreign currency swaps	$(867)	$(694)	$—
Total	$(867)	$(694)	$—
For The Year Ended December 31, 2016
Foreign currency swaps	$1,058	$(60)	$—
Total	$1,058	$(60)	$—

Based on expected cash flows of the underlying hedged items, the Company expects to reclassify $0.1 million out of accumulated other comprehensive income into earnings during the next twelve months.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

The table below presents information about the nature and accounting treatment of the Company's primary derivative financial instruments and the location in and effect on the consolidated financial statements for the periods presented below:

	As of December 31,
	2018		2017
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)		(Dollars In Thousands)
Other long-term investments
Cash flow hedges:
Foreign currency swaps	$—	$—	$117,178	$6,016
Derivatives not designated as hedging instruments:
Interest rate swaps	1,515,500	28,501	1,265,000	55,411
Total return swaps	138,070	3,971	190,938	135
Derivatives with PLC(1)	2,856,351	90,049	2,810,469	91,578
Embedded derivative — Modco reinsurance treaties	585,294	7,072	64,472	1,009
Embedded derivative — GLWB	1,919,861	54,221	2,116,935	67,879
Interest rate futures	286,208	10,302	1,071,870	3,178
Equity futures	12,633	483	62,266	154
Currency futures	—	—	1,117	2
Equity options	5,624,081	220,092	4,436,467	403,961
Interest rate swaptions	—	—	225,000	14
Other	157	136	157	200
	$12,938,155	$414,827	$12,361,869	$629,537
Other liabilities
Cash flow hedges:
Interest rate swaps	$350,000	$—	$—	$—
Foreign currency swaps	117,178	904	—	—
Derivatives not designated as hedging instruments:
Interest rate swaps	775,000	11,367	597,500	2,960
Total return swaps	768,177	23,054	243,388	318
Embedded derivative — Modco reinsurance treaties	1,795,287	32,828	2,390,539	215,247
Funds withheld derivative	1,992,562	95,142	1,502,726	61,729
Embedded derivative — GLWB	4,071,322	97,528	1,939,320	83,427
Embedded derivative — FIA	2,576,033	217,288	1,951,650	218,676
Embedded derivative — IUL	233,550	90,231	168,349	80,212
Interest rate futures	863,706	20,100	230,404	917
Equity futures	659,357	33,753	318,795	2,593
Currency futures	202,747	2,163	255,248	2,087
Equity options	4,199,687	34,178	3,112,812	237,807
Other	3,288	252	—	—
	$18,607,894	$658,788	$12,710,731	$905,973

(1)  These derivatives include an interest support, YRT premium support, and portfolio maintenance agreements between certain of the Company's subsidiaries and PLC.

8.  OFFSETTING OF ASSETS AND LIABILITIES

Certain of the Company's derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and a counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements associated with each master netting arrangement provide that the Company will receive or pledge financial collateral in the event either minimum thresholds, or in certain cases ratings

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

levels, have been reached. Additionally, certain of the Company's repurchase agreements provide for net settlement on termination of the agreement. Refer to Note 14, Debt and Other Obligations for details of the Company's repurchase agreement programs.

Collateral received includes both cash and non-cash collateral. Cash collateral received by the Company is recorded on the consolidated balance sheet as "cash", with a corresponding amount recorded in "other liabilities" to represent the Company's obligation to return the collateral. Non-cash collateral received by the Company is not recognized on the consolidated balance sheet unless the Company exercises its right to sell or re-pledge the underlying asset. As of December 31, 2018, the fair value of non-cash collateral received was $45.0 million. As of December 31, 2017, the Company had not received any non-cash collateral.

The tables below present the derivative instruments by assets and liabilities for the Company as of December 31, 2018:

	Gross Amounts of	Gross Amounts Offset in the Statement of	Net Amounts of Assets Presented in the Statement of	Gross Amounts Not Offset in the Statement of Financial Position
	Recognized Assets	Financial Position	Financial Position	Financial Instruments	Collateral Received	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Assets
Derivatives:
Free-Standing derivatives	$263,349	$—	$263,349	$70,322	$99,199	$93,828
Total derivatives, subject to a master netting arrangement or similar arrangement	263,349	—	263,349	70,322	99,199	93,828
Derivatives not subject to a master netting arrangement or similar arrangement
Embedded derivative — Modco reinsurance treaties	7,072	—	7,072	—	—	7,072
Embedded derivative — GLWB	54,221	—	54,221	—	—	54,221
Derivatives with PLC	90,049	—	90,049	—	—	90,049
Other	136	—	136	—	—	136
Total derivatives, not subject to a master netting arrangement or similar arrangement	151,478	—	151,478	—	—	151,478
Total derivatives	414,827	—	414,827	70,322	99,199	245,306
Total Assets	$414,827	$—	$414,827	$70,322	$99,199	$245,306

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

	Gross Amounts of	Gross Amounts Offset in the Statement of	Net Amounts of Liabilities Presented in the Statement of	Gross Amounts Not Offset in the Statement of Financial Position
	Recognized Liabilities	Financial Position	Financial Position	Financial Instruments	Collateral Posted	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Liabilities
Derivatives:
Free-Standing derivatives	$125,519	$—	$125,519	$70,322	$47,856	$7,341
Total derivatives, subject to a master netting arrangement or similar arrangement	125,519	—	125,519	70,322	47,856	7,341
Derivatives not subject to a master netting arrangement or similar arrangement
Embedded derivative — Modco reinsurance treaties	32,828	—	32,828	—	—	32,828
Funds withheld derivative	95,142	—	95,142	—	—	95,142
Embedded derivative — GLWB	97,528	—	97,528	—	—	97,528
Embedded derivative — FIA	217,288	—	217,288	—	—	217,288
Embedded derivative — IUL	90,231	—	90,231	—	—	90,231
Other	252	—	252	—	—	252
Total derivatives, not subject to a master netting arrangement or similar arrangement	533,269	—	533,269	—	—	533,269
Total derivatives	658,788	—	658,788	70,322	47,856	540,610
Repurchase agreements(1)	418,090	—	418,090	—	—	418,090
Total Liabilities	$1,076,878	$—	$1,076,878	$70,322	$47,856	$958,700

(1)  Borrowings under repurchase agreements are for a term less than 90 days.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

The tables below present the derivative instruments by assets and liabilities for the Company as of December 31, 2017.

	Gross Amounts of	Gross Amounts Offset in the Statement of	Net Amounts of Assets Presented in the Statement of	Gross Amounts Not Offset in the Statement of Financial Position
	Recognized Assets	Financial Position	Financial Position	Financial Instruments	Collateral Received	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Assets
Derivatives:
Free-Standing derivatives	$468,871	$—	$468,871	$242,105	$108,830	$117,936
Total derivatives, subject to a master netting arrangement or similar arrangement	468,871	—	468,871	242,105	108,830	117,936
Derivatives not subject to a master netting arrangement or similar arrangement
Embedded derivative — Modco reinsurance treaties	1,009	—	1,009	—	—	1,009
Embedded derivative — GLWB	67,879	—	67,879	—	—	67,879
Derivatives with PLC	91,578	—	91,578	—	—	91,578
Other	200	—	200	—	—	200
Total derivatives, not subject to a master netting arrangement or similar arrangement	160,666	—	160,666	—	—	160,666
Total derivatives	629,537	—	629,537	242,105	108,830	278,602
Total Assets	$629,537	$—	$629,537	$242,105	$108,830	$278,602

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

	Gross Amounts of	Gross Amounts Offset in the Statement of	Net Amounts of Liabilities Presented in the Statement of	Gross Amounts Not Offset in the Statement of Financial Position
	Recognized Liabilities	Financial Position	Financial Position	Financial Instruments	Collateral Posted	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Liabilities
Derivatives:
Free-Standing derivatives	$246,682	$—	$246,682	$242,105	$4,577	$—
Total derivatives, subject to a master netting arrangement or similar arrangement	246,682	—	246,682	242,105	4,577	—
Derivatives not subject to a master netting arrangement or similar arrangement
Embedded derivative — Modco reinsurance treaties	215,247	—	215,247	—	—	215,247
Funds withheld derivative	61,729	—	61,729	—	—	61,729
Embedded derivative — GLWB	83,427	—	83,427	—	—	83,427
Embedded derivative — FIA	218,676	—	218,676	—	—	218,676
Embedded derivative — IUL	80,212	—	80,212	—	—	80,212
Total derivatives, not subject to a master netting arrangement or similar arrangement	659,291	—	659,291	—	—	659,291
Total derivatives	905,973	—	905,973	242,105	4,577	659,291
Repurchase agreements(1)	885,000	—	885,000	—	—	885,000
Total Liabilities	$1,790,973	$—	$1,790,973	$242,105	$4,577	$1,544,291

(1)  Borrowings under repurchase agreements are for a term less than 90 days.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  MORTGAGE LOANS

Mortgage Loans

The Company invests a portion of its investment portfolio in commercial mortgage loans. As of December 31, 2018, the Company's mortgage loan holdings were approximately $7.7 billion. The Company has specialized in making loans on credit-oriented commercial properties, credit-anchored strip shopping centers, senior living facilities, and apartments. The Company's underwriting procedures relative to its commercial loan portfolio are based, in the Company's view, on a conservative and disciplined approach. The Company concentrates on a small number of commercial real estate asset types associated with the necessities of life (retail, multi-family, senior living, professional office buildings, and warehouses). The Company believes that these asset types tend to weather economic downturns better than other commercial asset classes in which it has chosen not to participate. The Company believes this disciplined approach has helped to maintain a relatively low delinquency and foreclosure rate throughout its history. The majority of the Company's mortgage loans portfolio was underwritten by the Company. From time to time, the Company may acquire loans in conjunction with an acquisition.

The Company's commercial mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income.

The following table includes a breakdown of the Company's commercial mortgage loan portfolio by property type as of December 31, 2018:

Type	Percentage of Mortgage Loans on Real Estate
Retail	45.0%
Office Buildings	13.2
Apartments	10.2
Warehouses	11.3
Senior housing	15.8
Other	4.5
100.0%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  MORTGAGE LOANS — (Continued)

The Company specializes in originating mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant's exposure represents more than 1.2% of mortgage loans. Approximately 62.5% of the mortgage loans are on properties located in the following states:

State	Percentage of Mortgage Loans on Real Estate
Florida	8.8%
Alabama	8.6
Texas	7.5
Georgia	7.3
California	7.2
Michigan	4.8
Tennessee	4.7
Utah	4.7
Ohio	4.5
North Carolina	4.4
62.5%

During the year ended December 31, 2018, the Company funded approximately $1.5 billion of new loans, with an average loan size of $9.1 million. The average size mortgage loan in the portfolio as of December 31, 2018, was $4.4 million and the weighted-average interest rate was 4.6%. The largest single mortgage loan at December 31, 2018 was $48.8 million.

Certain of the mortgage loans have call options that occur within the next 10 years. However, if interest rates were to significantly increase, we may be unable to exercise the call options on our existing mortgage loans commensurate with the significantly increased market rates. Assuming the loans are called at their next call dates, approximately $109.8 million would become due in 2019, $819.4 million in 2020 through 2024, and $61.2 million in 2025 through 2029.

The Company offers a type of commercial mortgage loan under which the Company will permit a loan-to-value ratio of up to 85% in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2018 and 2017, approximately $700.6 million and $669.3 million, respectively, of the Company's mortgage loans have this participation feature. Cash flows received as a result of this participation feature are recorded as interest income when received. During the years ended December 31, 2018, 2017, and 2016, the Company recognized $29.4 million, $37.2 million, and $16.7 million of participating mortgage loan income, respectively.

As of December 31, 2018, approximately $3.0 million of invested assets consisted of nonperforming mortgage loans, restructured mortgage loans, or mortgage loans that were foreclosed and were converted to real estate properties. The Company does not expect these investments to adversely affect its liquidity or ability to maintain proper matching of assets and liabilities. During the year ended December 31, 2018, certain mortgage loan transactions occurred that were accounted for as troubled debt restructurings. For all mortgage loans, the impact of troubled debt restructurings is generally reflected in our investment balance and in the allowance for mortgage loan credit losses. During the year ended December 31, 2018, the Company recognized one troubled debt restructuring transaction as a result of the Company granting a concession to a borrower which included loan terms unavailable

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  MORTGAGE LOANS — (Continued)

from other lenders. The concession was the result of agreements between the creditor and the debtor. The Company did not identify any loans whose principal was permanently impaired during the year ended December 31, 2018.

As of December 31, 2017, approximately $6.5 million of invested assets consisted of nonperforming, restructured, or mortgage loans that were foreclosed and were converted to real estate properties. The Company does not expect these investments to adversely affect its liquidity or ability to maintain proper matching of assets and liabilities. During the year ended December 31, 2017, certain mortgage loan transactions occurred that were accounted for as troubled debt restructurings. For all mortgage loans, the impact of troubled debt restructurings is generally reflected in our investment balance and in the allowance for mortgage loan credit losses. During the year ended December 31, 2017, the Company recognized two troubled debt restructurings as a result of the Company granting concessions to borrowers which included loans terms unavailable from other lenders. These concessions were the result of agreements between the creditor and the debtor. The Company did not identify any loans whose principal was permanently impaired during the year ended December 31, 2017.

As of December 31, 2016, approximately $1.5 million invested assets consisted of nonperforming, restructured, or mortgage loans that were foreclosed and were converted to real estate properties. The Company does not expect these investments to adversely affect its liquidity or ability to maintain proper matching of assets and liabilities. During the year ended December 31, 2016, certain mortgage loan transactions occurred that were accounted for as troubled debt restructurings. For all mortgage loans, the impact of troubled debt restructurings is generally reflected in our investment balance and in the allowance for mortgage loan credit losses. During the year ended December 31, 2016, the Company recognized a troubled debt restructuring as a result of the Company granting a concession to a borrower which included loans terms unavailable from other lenders and reduced the expected cash flows on the loan. This concession was the result of agreements between the creditor and the debtor. The Company did not identify any loans whose principal was permanently impaired during the year ended December 31, 2016.

As of December 31, 2018, there was an allowance for mortgage loan credit losses of $1.3 million and as of December 31, 2017, there were no allowances for mortgage loan credit losses. Due to the Company's loss experience and nature of the loan portfolio, the Company believes that a collectively evaluated allowance would be inappropriate. The Company believes an allowance calculated through an analysis of specific loans that are believed to have a higher risk of credit impairment provides a more accurate presentation of expected losses in the portfolio and is consistent with the applicable guidance for loan impairments in ASC Subtopic 310. Since the Company uses the specific identification method for calculating the allowance, it is necessary to review the economic situation of each borrower to determine those that have higher risk of credit impairment. The Company has a team of professionals that monitors borrower conditions such as payment practices, borrower credit, operating performance, and property conditions, as well as ensuring the timely payment of property taxes and insurance. Through this monitoring process, the Company assesses the risk of each loan. When issues are identified, the severity of the issues are assessed and reviewed for possible credit impairment. If a loss is probable, an expected loss calculation is performed and an allowance is established for that loan based on the expected loss. The expected loss is calculated as the excess carrying value of a loan over either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the current estimated fair value of the loan's underlying

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  MORTGAGE LOANS — (Continued)

collateral. A loan may be subsequently charged off at such point that the Company no longer expects to receive cash payments, the present value of future expected payments of the renegotiated loan is less than the current principal balance, or at such time that the Company is party to foreclosure or bankruptcy proceedings associated with the borrower and does not expect to recover the principal balance of the loan.

A charge off is recorded by eliminating the allowance against the mortgage loan and recording the renegotiated loan or the collateral property related to the loan as investment real estate on the balance sheet, which is carried at the lower of the appraised fair value of the property or the unpaid principal balance of the loan, less estimated selling costs associated with the property:

	As of December 31,
	2018	2017
	(Dollars In Thousands)
Beginning balance	$—	$724
Charge offs	—	(6,708)
Recoveries	(209)	(731)
Provision	1,505	6,715
Ending balance	$1,296	$—

It is the Company's policy to cease accruing interest on loans that are over 90 days delinquent. For loans less than 90 days delinquent, interest is accrued unless it is determined that the accrued interest is not collectible. If a loan becomes over 90 days delinquent, it is the Company's general policy to initiate foreclosure proceedings unless a workout arrangement to bring the loan current is in place. For loans subject to a pooling and servicing agreement, there are certain additional restrictions and/or requirements related to workout proceedings, and as such, these loans may have different attributes and/or circumstances affecting the status of delinquency or categorization of those in nonperforming status. An analysis of the delinquent loans is shown in the following chart:

	30-59 Days Delinquent	60-89 Days Delinquent	Greater than 90 Days Delinquent	Total Delinquent
	(Dollars In Thousands)
As of December 31, 2018
Commercial mortgage loans	$1,044	$—	$1,234	$2,278
Number of delinquent commercial mortgage loans	4	—	1	5
As of December 31, 2017
Commercial mortgage loans	$1,817	$—	$—	$1,817
Number of delinquent commercial mortgage loans	2	—	—	2

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  MORTGAGE LOANS — (Continued)

The Company's commercial mortgage loan portfolio consists of mortgage loans that are collateralized by real estate. Due to the collateralized nature of the loans, any assessment of impairment and ultimate loss given a default on the loans is based upon a consideration of the estimated fair value of the real estate. The Company limits accrued interest income on impaired loans to ninety days of interest. Once accrued interest on the impaired loan is received, interest income is recognized on a cash basis. For information regarding impaired loans, please refer to the following chart:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
(Dollars In Thousands)
As of December 31, 2018
Commercial mortgage loans:
With no related allowance recorded	$—	$—	$—	$—	$—	$—
With an allowance recorded	5,684	5,309	1,296	1,895	267	293
As of December 31, 2017
Commercial mortgage loans:
With no related allowance recorded	$—	$—	$—	$—	$—	$—
With an allowance recorded	—	—	—	—	—	—

Mortgage loans that were modified in a troubled debt restructuring as of December 31, 2018 and 2017 were as follows:

	Number of contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars In Thousands)
As of December 31, 2018
Troubled debt restructuring:
Commercial mortgage loans	1	$2,688	$1,742
As of December 31, 2017
Troubled debt restructuring:
Commercial mortgage loans	1	$418	$418

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs

The balances and changes in DAC are as follows:

	As of December 31,
	2018	2017
	(Dollars In Thousands)
Balance, beginning of period	$843,448	$576,685
Capitalization of commissions, sales, and issue expenses	446,593	335,601
Amortization	(133,500)	(53,604)
Change due to unrealized investment gains and losses	56,153	(15,234)
Implementation of ASU 2014-09	135,919	—
Balance, end of period	$1,348,613	$843,448

Value of Business Acquired

The balances and changes in VOBA are as follows:

	As of December 31,
	2018	2017
	(Dollars In Thousands)
Balance, beginning of period	$1,361,953	$1,447,839
Acquisitions	336,862	—
Amortization	(92,566)	(25,839)
Change due to unrealized investment gains and losses	71,468	(60,047)
Balance, end of period	$1,677,717	$1,361,953

Based on the balance recorded as of December 31, 2018, the expected amortization of VOBA for the next five years is as follows:

Years	Expected Amortization
(Dollars In Thousands)
2019	$140,445
2020	128,876
2021	114,252
2022	104,148
2023	94,741

11.  GOODWILL

During the fourth quarter of 2018, the Company performed its annual qualitative evaluation of goodwill based on the circumstances that existed as of October 1, 2018 and determined that there was no indication that its segment goodwill was more likely than not impaired and no adjustment to impair goodwill was necessary. The Company has assessed whether events have occurred subsequent to October 1, 2018 that would impact the Company's conclusion and no such events were identified. After consideration of applicable factors and circumstances noted as part of the annual assessment, the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  GOODWILL — (Continued)

Company determined that no triggering events had occurred and it was more likely than not that the increase in the fair value of the reporting unit would exceed the increase in the carrying value of the reporting units.

As of December 31, 2018, the Company increased its goodwill balance by approximately $32.0 million. Refer to Note 1, Basis of Presentation for additional information. As of December 31, 2018, the balance of goodwill for the Company was $825.5 million.

12.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues variable universal life and VA products through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our VA products, certain GMDB. The most significant of these guarantees involve 1) return of the highest anniversary date account value, or 2) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest or 3) return of premium. The GLWB rider provides the contract holder with protection against certain adverse market impacts on the amount they can withdraw and is classified as an embedded derivative and is carried at fair value on the Company's balance sheet. The VA separate account balances subject to GLWB were $8.4 billion and $9.7 billion as of December 31, 2018 and 2017, respectively. For more information regarding the valuation of and income impact of GLWB, please refer to Note 2, Summary of Significant Accounting Policies, Note 6, Fair Value of Financial Instruments, and Note 7, Derivative Financial Instruments.

The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 6.51%, age-based mortality from the Ruark 2015 ALB table adjusted for company and industry experience, lapse rates determined by a dynamic formula, and an average discount rate of 4.8%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

The VA separate account balances subject to GMDB were $11.8 billion and $13.7 billion as of December 31, 2018 and 2017, respectively. The total GMDB amount payable based on VA account balances as of December 31, 2018, was $340.6 million (including $274.4 million in the Annuities segment and $66.2 million in the Acquisitions segment) with a GMDB reserve of $39.2 million and $5.1 million in the Annuities and Acquisitions segment, respectively. The average attained age of contract holders as of December 31, 2018 for the Company was 71 years.

These amounts exclude certain VA business which has been 100% reinsured to Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) ("CALIC") under a Modco agreement. The guaranteed amount payable associated with the annuities reinsured to CALIC was $12.3 million and is included in the Acquisitions segment. The average attained age of contract holders as of December 31, 2018, was 68 years.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) is as follows:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Beginning balance	$26,934	$27,835	$29,931
Incurred guarantee benefits	11,065	(181)	(682)
Less: Paid guarantee benefits	3,299	720	1,414
Ending balance	$34,700	$26,934	$27,835

Account balances of variable annuities with guarantees invested in variable annuity separate accounts are as follows:

	As of December 31,
	2018	2017
	(Dollars In Thousands)
Equity mutual funds	$5,300,024	$8,914,637
Fixed income mutual funds	6,568,575	4,820,349
Total	$11,868,599	$13,734,986

Certain of the Company's fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain annuity contracts provide a sales inducement in the form of a bonus interest credit. The Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

Activity in the Company's deferred sales inducement asset was as follows:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Deferred asset, beginning of period	$30,956	$22,497	$11,756
Amounts deferred	13,336	14,246	16,212
Amortization	(4,715)	(5,787)	(5,471)
Deferred asset, end of period	$39,577	$30,956	$22,497

13.  REINSURANCE

The Company reinsures certain of its risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance the Company reinsures a proportionate share of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate share of the premiums less commissions and is liable for a corresponding share of all benefit payments. Modified coinsurance is accounted for in a manner similar to coinsurance except that the liability for future policy benefits is held by the ceding company, and settlements are made on a net basis between the companies.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  REINSURANCE — (Continued)

Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company monitors the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of its reinsurers. As of December 31, 2018, the Company had reinsured approximately 34% of the face value of its life insurance in-force. The Company has reinsured approximately 15% of the face value of its life insurance in-force with the following three reinsurers:

•  Security Life of Denver Insurance Co. (currently administered by Hannover Re)

•  Swiss Re Life & Health America Inc.

•  The Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

The Company has not experienced any credit losses for the years ended December 31, 2018, 2017, or 2016 related to these reinsurers. The Company has set limits on the amount of insurance retained on the life of any one person. The amount of insurance retained by the Company on any one life on traditional life insurance was $500,000 in years prior to mid-2005. In 2005, this retention amount was increased to $1,000,000 for certain policies, and during 2008, it was increased to $2,000,000 for certain policies. During 2016, the retention amount was increased to $5,000,000.

Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short- and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

The following table presents the net life insurance in-force:

	As of December 31,
	2018	2017
	(Dollars In Thousands)
Direct life insurance in-force	$765,986,223	$751,512,468
Amounts assumed from other companies	135,407,408	110,205,190
Amounts ceded to other companies	(302,149,614)	(328,377,398)
Net life insurance in-force	$599,244,017	$533,340,260
Percentage of amount assumed to net	23%	21%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  REINSURANCE — (Continued)

The following table reflects the effect of reinsurance on life, accident/health, and property and liability insurance premiums written and earned:

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount
	(Dollars In Thousands)
For The Year Ended December 31, 2018
Premiums and policy fees:
Life insurance	$2,681,191	$(1,249,906)	$626,283	$2,057,568	(1)
Accident/health insurance	47,028	(30,126)	12,826	29,728
Property and liability insurance	284,323	(103,478)	4,857	185,702
Total	$3,012,542	$(1,383,510)	$643,966	$2,272,998
For The Year Ended December 31, 2017
Premiums and policy fees:
Life insurance	$2,655,846	$(1,230,258)	$435,113	$1,860,701	(1)
Accident/health insurance	51,991	(33,052)	14,946	33,885
Property and liability insurance	288,809	(103,786)	9,657	194,680
Total	$2,996,646	$(1,367,096)	$459,716	$2,089,266
For The Year Ended December 31, 2016
Premiums and policy fees:
Life insurance	$2,610,682	$(1,207,159)	$454,999	$1,858,522	(1)
Accident/health insurance	58,076	(36,935)	17,439	38,580
Property and liability insurance	242,517	(86,629)	5,706	161,594
Total	$2,911,275	$(1,330,723)	$478,144	$2,058,696

(1)  Includes annuity policy fees of $177.1 million, $173.5 million, and $80.1 million, for the years ended December 31, 2018, 2017, and 2016, respectively.

As of December 31, 2018 and 2017, policy and claim reserves relating to insurance ceded of $4.5 billion and $4.8 billion, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. As of December 31, 2018 and 2017, the Company had paid $116.1 million and $96.6 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, as of December 31, 2018 and 2017, the Company had receivables of $64.8 million and $65.1 million, respectively, related to insurance assumed.

The Company's third party reinsurance receivables amounted to $4.5 billion and $4.8 billion as of December 31, 2018 and 2017, respectively. These amounts include ceded reserve balances and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  REINSURANCE — (Continued)

ceded benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the receivables attributable to our more significant reinsurance partners:

	As of December 31,
	2018		2017
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Security Life of Denver Insurance Company	$722.2	A	$740.8	A
Swiss Re Life & Health America, Inc.	603.8	A+	614.8	A+
Lincoln National Life Insurance Co.	461.1	A+	489.1	A+
SCOR Global Life(1)	317.2	A+	331.8	A+
Transamerica Life Insurance Co.	301.0	A+	335.6	A+
RGA Reinsurance Company	260.5	A+	278.3	A+
American United Life Insurance Company	242.8	A+	266.7	A+
Centre Reinsurance (Bermuda) Ltd	197.4	NR	212.2	NR
The Canada Life Assurance Company	188.2	A+	186.1	A+
Employers Reassurance Corporation	178.4	B+	193.9	A-

(1)  Includes SCOR Global Life Americas Reinsurance Company, SCOR Global Life USA Reinsurance Co, and SCOR Global Life Reinsurance Co of Delaware

The Company's reinsurance contracts typically do not have a fixed term. In general, the reinsurers' ability to terminate coverage for existing cessions is limited to such circumstances as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.

14.  DEBT AND OTHER OBLIGATIONS

Under a revolving line of credit arrangement that was in effect until May 3, 2018 (the "2015 Credit Facility"), the Company had the ability to borrow on an unsecured basis up to an aggregate principal amount of $1.0 billion. The Company had the right in certain circumstances to request that the commitment under the Credit Facility be increased up to a maximum principal amount of $1.25 billion. Balances outstanding under the 2015 Credit Facility accrued interest at a rate equal to, at the option of the Borrowers, (i) LIBOR plus a spread based on the ratings of PLC's Senior Debt, or (ii) the sum of (A) a rate equal to the highest of (x) the Administrative Agent's prime rate, (y) 0.50% above the Funds rate, or (z) the one-month LIBOR plus 1.00% and (B) a spread based on the ratings of PLC's Senior Debt. The 2015 Credit Facility also provided for a facility fee at a rate that varies with the ratings of the Company's Senior Debt and that is calculated on the aggregate amount of commitments under the 2015 Credit Facility, whether used or unused. The annual facility fee rate was 0.125% of the aggregate

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  DEBT AND OTHER OBLIGATIONS — (Continued)

principal amount. The Credit Facility provided that PLC was liable for the full amount of any obligations for borrowings or letters of credit, including those of the Company, under the 2015 Credit Facility. The maturity date of the 2015 Credit Facility was February 2, 2020.

On May 3, 2018, the Company amended the 2015 Credit Facility (as amended, the "Credit Facility"). Under the Credit Facility, the Company has the ability to borrow on an unsecured basis up to an aggregate principal amount of $1.0 billion. The Company has the right in certain circumstances to request that the commitment under the Credit Facility be increased up to a maximum principal amount of $1.5 billion. Balances outstanding under the Credit Facility accrue interest at a rate equal to, at the option of the Borrowers, (i) LIBOR plus a spread based on the ratings of PLC's Senior Debt, or (ii) the sum of (A) a rate equal to the highest of (x) the Administrative Agent's Prime rate, (y) 0.50% above the Funds rate, or (z) the one-month LIBOR plus 1.00% and (B) a spread based on the ratings of PLC's Senior Debt. The Credit Facility also provided for a facility fee at a rate that varies with the ratings of PLC's Senior Debt and that is calculated on the aggregate amount of commitments under the Credit Facility, whether used or unused. The annual facility fee rate is 0.125% of the aggregate principal amount. The Credit Facility provides that PLC is liable for the full amount of any obligations for borrowings or letters of credit, including those of the Company, under the Credit Facility. The maturity date of the Credit Facility is May 3, 2023. The Company is not aware of any non-compliance with the financial debt covenants of the Credit Facility as of December 31, 2018. PLC did not have an outstanding balance on the Credit Facility as of December 31, 2018.

During 2018, PLICO issued $110.0 million of Subordinated Funding Obligations at a rate of 3.55% due 2038. These obligations are non-recourse to the Company.

Non-Recourse Funding Obligations

Golden Gate Captive Insurance Company

On January 15, 2016, Golden Gate Captive Insurance Company ("Golden Gate"), a Vermont special purpose financial insurance company and a wholly owned subsidiary of the Company, and Steel City, LLC ("Steel City"), a newly formed wholly owned subsidiary of PLC, entered into an 18-year transaction to finance $2.188 billion of "XXX" reserves related to the acquired GLAIC Block and the other term life insurance business reinsured to Golden Gate by the Company and WCL, a direct wholly owned subsidiary of the Company. Steel City issued notes (the "Steel City Notes") with an aggregate initial principal amount of $2.188 billion to Golden Gate in exchange for a surplus note issued by Golden Gate with an initial principal amount of $2.188 billion. Through the structure, Hannover Life Reassurance Company of America (Bermuda) Ltd., The Canada Life Assurance Company (Barbados Branch) and Nomura Americas Re Ltd. (collectively, the "Risk-Takers") provide credit enhancement to the Steel City Notes for the 18-year term in exchange for credit enhancement fees. The transaction is "non-recourse" to PLC, WCL, and the Company, meaning that none of these companies, other than Golden Gate, are liable to reimburse the Risk-Takers for any credit enhancement payments required to be made. As of December 31, 2018, the aggregate principal balance of the Steel City Notes was $1.883 billion. In connection with this transaction, PLC has entered into certain support agreements under which it guarantees or otherwise supports certain obligations of Golden Gate or Steel City including a guarantee of the fees to the Risk-Takers. The support agreements provide that amounts would become payable by PLC if Golden Gate's annual general corporate expenses were higher than modeled amounts, certain reinsurance rates applicable to the subject business increase beyond

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  DEBT AND OTHER OBLIGATIONS — (Continued)

modeled amounts or in the event write-downs due to other-than-temporary impairments on assets held in certain accounts exceed defined threshold levels. Additionally, PLC has entered into a separate agreement to guarantee payment of certain fee amounts in connection with the credit enhancement of the Steel City Notes. As of December 31, 2018, no payments have been made under these agreements.

In connection with the transaction outlined above, Golden Gate had a $1.883 billion outstanding non-recourse funding obligation as of December 31, 2018. This non-recourse funding obligation matures in 2039 and accrues interest at a fixed annual rate of 4.75%.

Golden Gate II Captive Insurance Company

Golden Gate II Captive Insurance Company ("Golden Gate II"), a South Carolina special purpose financial captive insurance company and wholly owned subsidiary, had $575 million of non-recourse funding obligations as of December 31, 2018 . These outstanding non-recourse funding obligations were issued to special purpose trusts, which in turn issued securities to third parties. Certain of our affiliates own a portion of these securities. As of December 31, 2018, securities related to $20.6 million of the balance of the non-recourse funding obligations were held by external parties, securities related to $309.3 million of the non-recourse funding obligations were held by nonconsolidated affiliates, and $245.1 million were held by consolidated subsidiaries of the Company. PLC has entered into certain support agreements with Golden Gate II obligating it to make capital contributions or provide support related to certain of Golden Gate II's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate II. These support agreements provide that amounts would become payable by PLC to Golden Gate II if its annual general corporate expenses were higher than modeled amounts or if Golden Gate II's investment income on certain investments or premium income was below certain actuarially determined amounts. The Company made a payment of $0.6 million under the Interest Support Agreement during the second quarter of 2018. In addition, certain Interest Support Agreement obligations to the Company of approximately $4.9 million have been collateralized by PLC under the terms of that agreement. As of December 31, 2018, no payments have been received under the YRT Premium Support Agreement. Re-evaluation and, if necessary, adjustments of any support agreement collateralization amounts occur annually during the first quarter pursuant to the terms of the support agreements.

During the year ended December 31, 2018, the Company and its affiliates repurchased $38.0 million of its outstanding non-recourse obligations, at a discount. During the year ended December 31, 2017, the Company and its affiliates did not repurchase any of its outstanding non-recourse funding obligations.

Golden Gate V Vermont Captive Insurance Company

On October 10, 2012, Golden Gate V Vermont Captive Insurance Company ("Golden Gate V"), a Vermont special purpose financial insurance company and Red Mountain, LLC ("Red Mountain"), both wholly owned subsidiaries, entered into a 20-year transaction to finance up to $945 million of "AXXX" reserves related to a block of universal life insurance policies with secondary guarantees issued by the Company and its subsidiary, West Coast Life Insurance Company ("WCL"). Golden Gate V issued non-recourse funding obligations to Red Mountain, and Red Mountain issued a note with an initial principal amount of $275 million, increasing to a maximum of $945 million in 2027, to Golden Gate V for deposit to a reinsurance trust supporting Golden Gate V's obligations under a reinsurance agreement with WCL, pursuant to which WCL cedes liabilities relating to the policies of WCL and retrocedes liabilities

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  DEBT AND OTHER OBLIGATIONS — (Continued)

relating to the policies of the Company. Through the structure, Hannover Life Reassurance Company of America ("Hannover Re"), the ultimate risk taker in the transaction, provides credit enhancement to the Red Mountain note for the 20-year term in exchange for a fee. The transaction is "non-recourse" to Golden Gate V, Red Mountain, WCL, PLC, and the Company, meaning that none of these companies are liable for the reimbursement of any credit enhancement payments required to be made. As of December 31, 2018, the principal balance of the Red Mountain note was $670 million. Future scheduled capital contributions to prefund credit enhancement fees amount to approximately $114.8 million and will be paid in annual installments through 2031. In connection with the transaction, PLC has entered into certain support agreements under which it guarantees or otherwise supports certain obligations of Golden Gate V or Red Mountain. The support agreements provide that amounts would become payable by PLC if Golden Gate V's annual general corporate expenses were higher than modeled amounts or in the event write-downs due to other-than-temporary impairments on assets held in certain accounts exceed defined threshold levels. Additionally, PLC has entered into separate agreements to indemnify Golden Gate V with respect to material adverse changes in non-guaranteed elements of insurance policies reinsured by Golden Gate V and to guarantee payment of certain fee amounts in connection with the credit enhancement of the Red Mountain note. As of December 31, 2018, no payments have been made under these agreements.

In connection with the transaction outlined above, Golden Gate V had a $670 million outstanding non-recourse funding obligation as of December 31, 2018. This non-recourse funding obligation matures in 2037, has scheduled increases in principal to a maximum of $945 million, and accrues interest at a fixed annual rate of 6.25%.

Non-recourse funding obligations outstanding, on a consolidated basis, are shown in the following table:

Issuer	Outstanding Principal	Carrying Value(1)	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
As of December 31, 2018
Golden Gate Captive Insurance Company(2)(3)	$1,883,000	$1,883,000	2039	4.75%
Golden Gate II Captive Insurance Company	329,949	273,535	2052	4.24%
Golden Gate V Vermont Captive Insurance Company(2)(3)	670,000	729,454	2037	5.12%
MONY Life Insurance Company(3)	1,091	2,340	2024	6.19%
Total	$2,884,040	$2,888,329

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  DEBT AND OTHER OBLIGATIONS — (Continued)

Issuer	Outstanding Principal	Carrying Value(1)	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
As of December 31, 2017
Golden Gate Captive Insurance Company(3)	$2,014,000	$2,014,000	2039	4.75%
Golden Gate II Captive Insurance Company	309,849	255,132	2052	1.30%
Golden Gate V Vermont Captive Insurance Company(3)	620,000	681,285	2037	5.12%
MONY Life Insurance Company(3)	1,091	2,405	2024	6.19%
Total	$2,944,940	$2,952,822

(1)  Carrying values include premiums and discounts and do no represent unpaid principal balances.

(2)  Obligations are issued to non-consolidated subsidiaries of PLC. These obligations collateralize certain held-to-maturity securities issued by wholly owned subsidiaries of the Company.

(3)  Fixed rate obligations

Letters of Credit

Golden Gate III Vermont Captive Insurance Company

On April 23, 2010, Golden Gate III Vermont Captive Insurance Company ("Golden Gate III"), a Vermont special purpose financial insurance company and wholly owned subsidiary of PLICO, entered into a Reimbursement Agreement (the "Reimbursement Agreement") with UBS AG, Stamford Branch ("UBS"), as issuing lender. Under the Reimbursement Agreement, UBS issued a letter of credit (the "LOC)") to a trust for the benefit of WCL. The Reimbursement Agreement has undergone three separate amendments and restatements. The Reimbursement Agreement's current effective date is June 25, 2014. The LOC balance reached its scheduled peak of $935 million in 2015. As of December 31, 2018, the LOC balance was $860 million. The term of the LOC is expected to be approximately 15 years from the original issuance date. This transaction is "non-recourse" to WCL, PLC, and the Company, meaning that none of these companies other than Golden Gate III are liable for reimbursement on a draw of the LOC. PLC has entered into certain support agreements with Golden Gate III obligating PLC to make capital contributions or provide support related to certain of Golden Gate III's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate III. Future scheduled capital contributions amount to approximately $70.0 million and will be paid in two installments with the last payment occurring in 2021. These contributions may be subject to potential offset against dividend payments as permitted under the terms of the Reimbursement Agreement. The support agreements provide that amounts would become payable by PLC to Golden Gate III if Golden Gate III's annual general corporate expenses were higher than modeled amounts or if specified catastrophic losses occur during defined time periods with respect to the policies reinsured by Golden Gate III. Pursuant to the terms of an amended and restated letter agreement with UBS, PLC has continued to guarantee the payment of fees to UBS as specified in the Reimbursement Agreement. As of December 31, 2018, no payments have been made under these agreements.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  DEBT AND OTHER OBLIGATIONS — (Continued)

Golden Gate IV Vermont Captive Insurance Company

Golden Gate IV Vermont Captive Insurance Company ("Golden Gate IV"), a Vermont special purpose financial insurance company and wholly owned subsidiary, is party to a Reimbursement Agreement with UBS AG, Stamford Branch, as issuing lender.

Under the Reimbursement Agreement, dated December 10, 2010, UBS issued an LOC in the initial amount of $270 million to a trust for the benefit of WCL. Pursuant to the terms of the Reimbursement Agreement, the LOC reached its scheduled peak amount of $790 million in 2016. As of December 31, 2018, the LOC balance was $770 million. The term of the LOC is expected to be 12 years from the original issuance date (stated maturity of December 30, 2022). The LOC was issued to support certain obligations of Golden Gate IV to WCL under an indemnity reinsurance agreement, pursuant to which WCL cedes liabilities relating to the policies of WCL and retrocedes liabilities relating to the policies of the Company. This transaction is "non-recourse" to WCL, PLC, and the Company, meaning that none of these companies other than Golden Gate IV are liable for reimbursement on a draw of the LOC. PLC has entered into certain support agreements with Golden Gate IV obligating PLC to make capital contributions or provide support related to certain of Golden Gate IV's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate IV. The support agreements provide that amounts would become payable by PLC to Golden Gate IV if Golden Gate IV's annual general corporate expenses were higher than modeled amounts or if specified catastrophic losses occur during defined time periods with respect to the policies reinsured by Golden Gate IV. PLC has also entered into a separate agreement to guarantee the payments of LOC fees under the terms of the Reimbursement Agreement. As of December 31, 2018, no payments have been made under these agreements.

Secured Financing Transactions

Repurchase Program Borrowings

While the Company anticipates that the cash flows of its operating subsidiaries will be sufficient to meet its investment commitments and operating cash needs in a normal credit market environment, the Company recognizes that investment commitments scheduled to be funded may, from time to time, exceed the funds then available. Therefore, the Company has established repurchase agreement programs for certain of its insurance subsidiaries to provide liquidity when needed. The Company expects that the rate received on its investments will equal or exceed its borrowing rate. Under this program, the Company may, from time to time, sell an investment security at a specific price and agree to repurchase that security at another specified price at a later date. These borrowings are typically for a term less than 90 days. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities, and the agreements provided for net settlement in the event of default or on termination of the agreements. As of December 31, 2018, the fair value of securities pledged under the repurchase program was $451.9 million and the repurchase obligation of $418.1 million was included in the Company's consolidated balance sheets (at an average borrowing rate of 245 basis points). During the year ended December 31, 2018, the maximum balance outstanding at any one point in time related to these programs was $885.0 million. The average daily balance was $511.4 million (at an average borrowing rate of 184 basis points) during the year ended December 31,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  DEBT AND OTHER OBLIGATIONS — (Continued)

2018. During the year ended December 31, 2017, the maximum balance outstanding at any one point in time related to these programs was $988.5 million. The average daily balance was $624.7 million (at an average borrowing rate of 101 basis points) during the year ended December 31, 2017.

Securities Lending

The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned out to third parties for short periods of time. The Company requires initial collateral of 102% of the market value of the loaned securities to be separately maintained. The loaned securities' market value is monitored on a daily basis. As of December 31, 2018, securities with a market value of $72.2 million were loaned under this program. As collateral for the loaned securities, the Company receives short-term investments, which are recorded in "short-term investments" with a corresponding liability recorded in "secured financing liabilities" to account for its obligation to return the collateral. As of December 31, 2018, the fair value of the collateral related to this program was $77.2 million and the Company has an obligation to return $77.2 million of collateral to the securities borrowers.

The following table provides the fair value of collateral pledged for repurchase agreements, grouped by asset class, as of December 31, 2018 and December 31, 2017:

Repurchase Agreements, Securities Lending Transactions, and Repurchase-to-Maturity Transactions Accounted for as Secured Borrowings

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2018
	(Dollars In Thousands)
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
Repurchase agreements and repurchase-to-maturity transactions
U.S. Treasury and agency securities	$433,182	$18,713	$—	$—	$451,895
Mortgage loans	—	—	—	—	—
Total repurchase agreements and repurchase-to-maturity transactions	$433,182	$18,713	$—	$—	$451,895
Fixed maturity securities	71,285	—	—	—	71,285
Equity securities	891	—	—	—	891
Redeemable preferred stock	—	—	—	—	—
Total securities lending transactions	72,176	—	—	—	72,176
Total securities	$505,358	$18,713	$—	$—	$524,071

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  DEBT AND OTHER OBLIGATIONS — (Continued)

Repurchase Agreements, Securities Lending Transactions, and Repurchase-to-Maturity Transactions Accounted for as Secured Borrowings

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2017
	(Dollars In Thousands)
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
Repurchase agreements and repurchase-to-maturity transactions
U.S. Treasury and agency securities	$307,633	$—	$—	$—	$307,633
Mortgage loans	698,974	—	—	—	698,974
Total repurchase agreements and repurchase-to-maturity transactions	$1,006,607	$—	$—	$—	$1,006,607
Securities lending transactions
Corporate securities	118,817	—	—	—	118,817
Equity securities	5,699	—	—	—	5,699
Redeemable preferred stock	755	—	—	—	755
Total securities lending transactions	125,271	—	—	—	125,271
Total securities	$1,131,878	$—	$—	$—	$1,131,878

Other Obligations

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

Interest Expense

Interest expense is summarized as follows:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Millions)
Subordinated funding obligations	$2.6	$—	$—
Non-recourse funding obligations, other obligations, and repurchase agreements	$181.9	$177.7	$170.8
Total interest expense	$184.5	$177.7	$170.8

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  COMMITMENTS AND CONTINGENCIES

The Company leases administrative and marketing office space in approximately 17 cities (excluding the home office building), with most leases being for periods less than one year to nine years. The Company had rental expense of $11.3 million, and $11.7 million, and $11.4 million for the years ended December 31, 2018, 2017, and 2016, respectively. The aggregate annualized rent was approximately $11.3 million for the year ended December 31, 2018. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
(Dollars In Thousands)
2019	$5,454
2020	3,707
2021	3,393
2022	3,129
2023	3,171
Thereafter	5,418

Additionally, the Company previously leased a building contiguous to its home office. The lease was renewed in December 2013 and was extended to December 2018. At the end of the lease term in December 2018, the Company purchased the building for approximately $75 million. The building is recorded in property and equipment on the consolidated balance sheet.

As of December 31, 2018 and 2017, the Company had outstanding mortgage loan commitments of $685.3 million at an average rate of 4.42% and $572.3 million at an average rate of 4.14%, respectively.

Under the insurance guaranty fund laws in most states, insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. From time to time, companies may be asked to contribute amounts beyond prescribed limits. It is possible that the Company could be assessed with respect to product lines not offered by the Company. In addition, legislation may be introduced in various states with respect to guaranty fund assessment laws related to insurance products, including long term care insurance and other specialty products, that increases the cost of future assessments or alters future premium tax offsets received in connection with guaranty fund assessments. The Company cannot predict the amount, nature or timing of any future assessments or legislation, any of which could have a material and adverse impact on the Company's financial condition or results of operations.

A number of civil jury verdicts have been returned against insurers, broker dealers and other providers of financial services involving sales, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Often these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive and non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very limited appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. The financial services and insurance industries in particular are also sometimes the target of law enforcement and regulatory investigations relating to

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  COMMITMENTS AND CONTINGENCIES — (Continued)

the numerous laws and regulations that govern such companies. Some companies have been the subject of law enforcement or regulatory actions or other actions resulting from such investigations. The Company, in the ordinary course of business, is involved in such matters.

The Company establishes liabilities for litigation and regulatory actions when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly and annual basis and updates its established liabilities, disclosures and estimates of reasonably possible losses or range of loss based on such reviews.

The Company and certain of its insurance subsidiaries, as well as certain other insurance companies for which the Company has coinsured blocks of life insurance and annuity policies, are under audit for compliance with the unclaimed property laws of a number of states. The audits are being conducted on behalf of the treasury departments or unclaimed property administrators in such states. The focus of the audits is on whether there have been unreported deaths, maturities, or policies that have exceeded limiting age with respect to which death benefits or other payments under life insurance or annuity policies should be treated as unclaimed property that should be escheated to the state. The Company is presently unable to estimate the reasonably possible loss or range of loss that may result from the audits due to a number of factors, including uncertainty as to the legal theory or theories that may give rise to liability, the early stages of the audits being conducted, and uncertainty as to whether the Company or other companies are responsible for the liabilities, if any, arising in connection with certain co-insured policies. The Company will continue to monitor the matter for any developments that would make the loss contingency associated with the audits reasonably estimable.

The Company and certain of its subsidiaries are under a targeted multi-state examination with respect to their claims paying practices and their use of the U.S. Social Security Administration's Death Master File or similar databases (a "Death Database") to identify unreported deaths in their life insurance policies, annuity contracts and retained asset accounts. There is no clear basis in previously existing law for requiring a life insurer to search for unreported deaths in order to determine whether a benefit is owed, and substantial legal authority exists to support the position that the prevailing industry practice was lawful. A number of life insurers, however, have entered into settlement or consent agreements with state insurance regulators under which the life insurers agreed to implement procedures for periodically comparing their life insurance and annuity contracts and retained asset accounts against a Death Database, treating confirmed deaths as giving rise to a death benefit under their policies, locating beneficiaries and paying them the benefits and interest, escheating the benefits and interest to the state if the beneficiary could not be found, and paying penalties to the state, if required. It has been publicly reported that the life insurers have paid administrative and/or examination fees to the insurance regulators in connection with the settlement or consent agreements. The Company believes that insurance regulators could demand from the Company administrative and/or examination fees relating to the targeted multi-state examination. Based on publicly reported payments by other life insurers, the Company does not believe such fees, if assessed, would have a material effect on its financial statements.

Advance Trust & Life Escrow Services, LTA, as Securities Intermediary of Life Partners Position Holder Trust v. Protective Life Insurance Company, Case No. 2:18-CV-01290, is a putative class action that

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  COMMITMENTS AND CONTINGENCIES — (Continued)

was filed on August 13, 2018 in the United States District Court for the Northern District of Alabama. Plaintiff alleges that the Company required policyholders to pay unlawful and excessive cost of insurance charges. Plaintiff seeks to represent all owners of universal life and variable universal life policies issued or administered by the Company or its predecessors that provide that cost of insurance rates are to be determined based on expectations of future mortality experience. The plaintiff seeks class certification, compensatory damages, pre-judgment and post-judgment interest, costs, and other unspecified relief. The Company is vigorously defending this matter and cannot predict the outcome of or reasonably estimate the possible loss or range of loss that might result from this litigation.

16.  SHAREOWNER'S EQUITY

PLC owns all of the 2,000 shares of non-voting preferred stock issued by the Company's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2018, 2017, and 2016, PL&A paid no dividends to PLC on its preferred stock.

17.  EMPLOYEE BENEFIT PLANS

Qualified Pension Plan and Nonqualified Excess Pension Plan

PLC sponsors the Qualified Pension Plan covering substantially all of its employees, including those of the Company. Benefits are based on years of service and the employee's compensation.

Effective January 1, 2008, PLC made the following changes to its Qualified Pension Plan. These changes have been reflected in the computations within this note.

•  Employees hired after December 31, 2007 and any former employee hired after that date, will receive a cash balance benefit.

•  Employees active on December 31, 2007, with age plus years of vesting service less than 55 years, will receive a final pay-based pension benefit for service through December 31, 2007, plus a cash balance benefit for service after December 31, 2007.

•  Employees active on December 31, 2007, with age plus years of vesting service equaling or exceeding 55 years, will receive a final pay-based pension benefit for service both before and after December 31, 2007, with a modest reduction in the formula for benefits earned after December 31, 2007.

•  All participants terminating employment on or after December of 2007 may elect to receive a lump sum benefit.

PLC also sponsors a Nonqualified Excess Pension Plan, which is an unfunded nonqualified plan that provides defined pension benefits in excess of limits imposed on the Qualified Pension Plan by federal tax law.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  EMPLOYEE BENEFIT PLANS — (Continued)

The following table presents the benefit obligation, fair value of plan assets, funded status, and amounts not yet recognized as components of net periodic pension costs for PLC's defined benefit pension plan and unfunded excess benefit plan as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
	Qualified Pension Plan	Nonqualified Excess Pension Plan	Qualified Pension Plan	Nonqualified Excess Pension Plan
		(Dollars In Thousands)
Accumulated benefit obligation, end of year	$269,802	$46,299	$278,084	$50,149
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$300,423	$54,590	$265,848	$47,802
Service cost	13,185	1,415	12,011	1,350
Interest cost	9,830	1,436	9,846	1,480
Amendments	—	—	—	—
Actuarial (gain)/loss	(15,608)	(2,001)	26,539	7,861
Benefits paid	(19,701)	(8,095)	(13,821)	(3,903)
Projected benefit obligation at end of year	288,129	47,345	300,423	54,590
Change in plan assets:
Fair value of plan assets at beginning of year	260,926	—	201,843	—
Actual return on plan assets	(6,070)	—	29,404	—
Employer contributions(1)	18,800	8,095	43,500	3,903
Benefits paid(2)	(19,701)	(8,095)	(13,821)	(3,903)
Fair value of plan assets at end of year	253,955	—	260,926	—
After reflecting FASB guidance:
Funded status	(34,174)	(47,345)	(39,497)	(54,590)
Amounts recognized in the balance sheet:
Other liabilities	(34,174)	(47,345)	(39,497)	(54,590)
Amounts recognized in accumulated other comprehensive income:
Net actuarial (gain)/loss	10,370	9,025	2,850	13,521
Prior service cost/(credit)	—	—	—	—
Total amounts recognized in AOCI	$10,370	$9,025	$2,850	$13,521

(1)  Employer contributions are shown based on the calendar year in which contributions were made to each plan.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  EMPLOYEE BENEFIT PLANS — (Continued)

Weighted-average assumptions used to determine benefit obligations as of December 31 are as follows:

	Qualified Pension Plan		Nonqualified Excess Pension Plan
	2018	2017	2018	2017
Discount rate	4.21%	3.55%	3.93%	3.26%
Rate of compensation increase	4.75% prior to age 40/ 3.75% for age 40 and above	4.75% prior to age 40/ 3.75% for age 40 and above	4.75% prior to age 40/ 3.75% for age 40 and above	4.75% prior to age 40/ 3.75% for age 40 and above

Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31, 2018, 2017, and 2016, are as follows:

	Qualified Pension Plan			Nonqualified Excess Pension Plan
	For The Year Ended December 31,
	2018	2017	2016	2018		2017		2016
Discount rate	3.55%	4.04%	4.29%	3.25%		3.60%		3.63%
Rate of compensation increase	4.75 prior to age 40/3.75% for age 40 and above %	4.75 prior to age 40/3.75% for age 40 and above %	4.75 prior to age 40/3.75% for age 40 and above %	4.75 prior to age 40/3.75% for age 40 and above	%	4.75 prior to age 40/3.75% for age 40 and above	%	4.75 prior to age 40/3.75% for age 40 and above	%
Expected long-term return on plan assets	7.00%	7.00%	7.25%	N/A		N/A		N/A

The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest rate at which an amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

To determine an appropriate long-term rate of return assumption, PLC received evaluations of market performance based on its asset allocation as provided by external consultants.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  EMPLOYEE BENEFIT PLANS — (Continued)

Components of the net periodic benefit cost for the years ended December 31, 2018, 2017, and 2016 are as follows:

	Qualified Pension Plan			Nonqualified Excess Pension Plan
	For The Year Ended December 31,
	2018	2017	2016	2018	2017	2016
	(Dollars In Thousands)
Service cost — benefits earned during the period	$13,185	$12,011	$12,791	$1,415	$1,350	$1,413
Interest cost on projected benefit obligation	9,830	9,846	9,751	1,436	1,480	1,353
Expected return on plan assets	(17,058)	(13,570)	(13,780)	—	—	—
Amortization of prior service cost/(credit)	—	—	—	—	—	—
Amortization of actuarial loss/(gain)(1)	—	—	—	969	634	178
Preliminary net periodic benefit cost	5,957	8,287	8,762	3,820	3,464	2,944
Settlement/curtailment expense(2)(3)(4)	—	—	(964)	1,526	—	2,135
Total net periodic benefit cost	$5,957	$8,287	$7,798	$5,346	$3,464	$5,079

(1)  2018 average remaining service period used is 9.17 years and for the unfunded excess benefit plan was 7.73 years from January 1, 2018 to June 30, 2018 and 7.87 years from July 1, 2018 to December 31, 2018.

(2)  In 2016, PLC amended its Qualified Pension Plan to offer a limited-time opportunity of benefit payouts to eligible, terminated-vested participants ("lump sum window"). The lump sum window provided eligible, terminated vested participants with an option to elect to receive a lump sum settlement of his or her pension benefit in December 2016 or to elect receipt of monthly pension benefits commencing in December 2016. This event triggered settlement accounting for PLC and resulted in the recognition of $1.0 million of settlement income for the twelve months ended December 31, 2016.

(3)  The Nonqualified Excess Pension Plan triggered settlement accounting for the year ended December 31, 2018 since the total lump sum payments exceeded the settlement threshold of service cost plus interest cost.

(4)  In 2016, the Board of Directors of Protective Life Corporation approved the conversion of the accrued benefit payable under the Nonqualified Excess Pension Plan as of March 31, 2016 to John D. Johns, PLC's Chairman and Chief Executive Officer at the time, into a lump sum amount. The lump sum amount is allocated to a book entry that will be treated as though it were a pay deferral account under PLC's deferred compensation plan for officers. Mr. Johns will continue to accrue benefits as though he were accruing benefits under the Nonqualified Excess Pension Plan with respect to this continued service as an employee of PLC after March 31, 2016. The conversion event required PLC to re-measure the Nonqualified Excess Pension Plan as of May 31, 2016 and resulted in the recognition of $2.1 million in settlement expense during the twelve months ended December 31, 2016.

For the Qualified Pension Plan, PLC does not expect to amortize any net actuarial loss/(gain) from other comprehensive income into net periodic benefit cost during 2019 since the net actuarial loss/(gain) subject to amortization is less than 10% of the greater of the smooth value of assets or the projected benefit obligation. For the unfunded excess benefit plan, PLC expects to amortize approximately $0.6 million of net actuarial loss from other comprehensive income into net periodic benefit cost during 2019.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  EMPLOYEE BENEFIT PLANS — (Continued)

Estimated future benefit payments under the Qualified Pension Plan and Nonqualified Excess Pension Plan are as follows:

Years	Qualified Pension Plan	Nonqualified Excess Pension Plan
	(Dollars In Thousands)
2019	$19,544	$6,788
2020	20,723	5,196
2021	21,153	5,286
2022	22,538	5,583
2023	22,765	4,754
2024-2028	120,355	19,586

Qualified Pension Plan Assets

Allocation of plan assets of the Qualified Pension Plan by category as of December 31, 2017 are as follows:

Asset Category	Target Allocation for 2017	2017(1)
Cash and cash equivalents	2%	15%
Equity securities	60	55
Fixed income	38	30
Total	100%	100%

(1)  During 2017, PLC made a $43.5 million contribution to the defined benefit pension plan and allocated the contribution to cash and cash equivalents pending further analysis of its investment strategy. The plan's investment policy was amended to allow for an actual asset allocation outside of the current target allocation until the investment strategy analysis was complete.

Prior to the amendment for the $43.5 million contribution made in 2017, the defined benefit pension plan had a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash.

During 2018, PLC completed an asset and liability study of its defined benefit pension plan and the associated investment portfolio. As a result, the Plan's investment policy statement and investment portfolio were updated. These changes are reflected in the disclosures below.

Allocation of plan assets of the defined benefit pension plan by category, as of December 31, 2018 are as follows:

Asset Category	Target Allocation for 2018	2018
Return-Seeking	60%	61%
Liability-Hedging Fixed Income	40	39
Total	100%	100%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  EMPLOYEE BENEFIT PLANS — (Continued)

PLC's target asset allocation is designed to provide an acceptable level of risk and balance between return-seeking assets and liability-hedging fixed income assets. The weighting towards return-seeking securities is designed to help provide for an increased level of asset growth potential and liquidity.

PLC's investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

The Qualified Pension Plan's return seeking assets are in a Russell 3000 index fund that invests in a domestic equity index collective trust managed by Northern Trust Corporation, a Spartan 500 index fund managed by Fidelity, and a Collective All Country World ex-US index fund managed by Northern Trust. The Plan's cash is invested in a collective trust managed by Northern Trust Corporation. The Plan's liability-hedging fixed income assets are invested in a group deposit administration annuity contract with the Company and a Long Government Credit Bond index fund managed by BlackRock. The Northern Trust Collective All Country World ex-US index fund and the BlackRock Long Government Credit Bond index fund were added to the Plan's investment portfolio during 2018.

Plan assets of the Qualified Pension Plan by category as of December 31, 2018 and 2017 are as follows:

	As of December 31,
Asset Category	2018	2017
	(Dollars In Thousands)
Cash and cash equivalents	$1,225	$39,897
Equity securities:
Collective Russell 3000 equity index fund	70,599	74,511
Fidelity Spartan 500 index fund	46,300	71,632
Northern Trust ACWI ex-US Fund	41,924	—
Liability-hedging fixed income:
Group Deposit Administration Annuity Contract	78,707	74,886
BlackRock Long Government Credit Bond Index Fund	15,200	—
Total investments	253,955	260,926
Employer contribution receivable	—	—
Total	$253,955	$260,926

The valuation methodologies used to determine the fair values reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value. The Qualified Pension Plan's group deposit administration annuity contract with the Company is recorded at contract value, which PLC believes approximates fair value. Contract value represents contributions made under the contract, plus interest at the contract rate, less funds used to purchase annuities. For the remaining investments, PLC determines the fair values based on quoted

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  EMPLOYEE BENEFIT PLANS — (Continued)

market prices. While PLC believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Qualified Pension Plan's assets at fair value as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Cash	$1,225	$—	$—	$1,225
Equity securities	158,823	—	—	158,823
Fixed income	15,200	—	—	15,200
Group deposit administration annuity contract	—	—	78,707	78,707
Total investments	$175,248	$—	$78,707	$253,955

The following table sets forth by level, within the fair value hierarchy, the Qualified Pension Plan's assets at fair value as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Cash	$39,897	$—	$—	$39,897
Equity securities	146,143	—	—	146,143
Group deposit administration annuity contract	—	—	74,886	74,886
Total investments	$186,040	$—	$74,886	$260,926

For the year ended December 31, 2018 and December 31, 2017, there were no transfers between levels.

The following table presents a reconciliation of the beginning and ending balances for the fair value measurements for the year ended December 31, 2018 and for the year ended December 31, 2017 for which PLC has used significant unobservable inputs (Level 3):

	December 31, 2018	December 31, 2017
	(Dollars In Thousands)
Balance, beginning of year	$74,886	$71,226
Interest income	3,821	3,660
Transfers from collective short-term investments fund	—	—
Transfers to collective short-term investments fund	—	—
Balance, end of year	$78,707	$74,886

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  EMPLOYEE BENEFIT PLANS — (Continued)

The following table represents the Plan's Level 3 financial instrument, the valuation technique used, and the significant unobservable input and the ranges of values for that input as of December 31, 2018:

Instrument	Fair Value	Principal Valuation Technique	Significant Unobservable Inputs	Range of Significant Input Values
	(Dollars In Thousands)
Group deposit administration annuity contract	$78,707	Contract Value	Contract Rate	5.06	% - 5.14%

Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect the amounts reported.

Qualified Pension Plan Funding Policy

PLC's funding policy is to contribute amounts to the Qualified Pension Plan sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act ("ERISA") plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future.

Under the Pension Protection Act of 2006 ("PPA"), a plan could be subject to certain benefit restrictions if the plan's adjusted funding target attainment percentage ("AFTAP") drops below 80%. Therefore, PLC may make additional contributions in future periods to maintain an AFTAP of at least 80%. In general, the AFTAP is a measure of how well a plan is funded and is obtained by dividing a plan's assets by its funding liabilities. AFTAP is based on participant data, plan provisions, plan methods and assumptions, funding credit balances, and plan assets as of the plan valuation date. Some of the assumptions and methods used to determine a plan's AFTAP may be different from the assumptions and methods used to measure a plan's funded status on a GAAP basis.

In July of 2012, the Moving Ahead for Progress in the 21st Century Act ("MAP-21"), which includes pension funding stabilization provisions, was signed into law. These provisions establish an interest rate corridor which is designed to stabilize the segment rates used to determine funding requirements from the effects of interest rate volatility. In August of 2014, the Highway and Transportation Funding Act of 2014 ("HATFA") was signed into law. HAFTA extends the funding relief provided by MAP-21 by delaying the interest rate corridor expansion. The funding stabilization provisions of MAP-21 and HATFA reduced the Company's minimum required Qualified Pension Plan contributions. Since the funding stabilization provisions of MAP-21 and HATFA do not apply for Pension Benefit Guaranty Corporation ("PBGC") reporting purposes, PLC may also make additional contributions in future periods to avoid certain PBGC reporting triggers.

During the twelve months ended December 31, 2018, PLC contributed $18.8 million to the Qualified Pension Plan for the 2017 plan year. PLC has not yet determined what amount it will fund during 2019, but may contribute an amount that would eliminate the PBGC variable-rate premium payable in 2019. PLC currently estimates that amount will be between $10 million and $20 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  EMPLOYEE BENEFIT PLANS — (Continued)

Other Postretirement Benefits

In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. As of December 31, 2018 and 2017, the accumulated postretirement benefit obligation and projected benefit obligation were immaterial.

For a closed group of retirees over age 65, PLC provides a prescription drug benefit. As of December 31, 2018 and December 31, 2017, PLC's liability related to this benefit was immaterial.

PLC also offers life insurance benefits for retirees from $10,000 up to a maximum of $75,000 which are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance. The benefit obligation associated with these benefits is as follows:

	As of December 31,
Postretirement Life Insurance Plan	2018	2017
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$10,978	$9,634
Service cost	153	122
Interest cost	366	354
Actuarial (gain)/loss	(1,045)	1,347
Benefits paid	(440)	(479)
Benefit obligation, end of year	$10,012	$10,978

For the postretirement life insurance plan, PLC's discount rate assumption used to determine the benefit obligation and the net periodic benefit cost as of December 31, 2018 is 4.38% and 3.74%, respectively.

PLC's expected long-term rate of return assumption used to determine the net periodic benefit cost as of December 31, 2018 is 2.75%. To determine an appropriate long-term rate of return assumption, PLC utilized 25 year average and annualized return results on the Barclay's short treasury index.

Investments of PLC's group life insurance plan are held by Wells Fargo Bank, N.A. and are invested in a money market fund.

Investments are stated at fair value and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The money market funds are valued based on historical cost, which represents fair value, at year end. This method of valuation may produce a fair value calculation that may not be reflective of future fair values. Furthermore, while PLC believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  EMPLOYEE BENEFIT PLANS — (Continued)

The following table sets forth by level, within the fair value hierarchy, the life insurance plan's assets at fair value as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$4,854	$—	$—	$4,854

The following table sets forth by level, within the fair value hierarchy, the life insurance plan's assets at fair value as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$5,104	$—	$—	$5,104

For the year ended December 31, 2018 and 2017, there were no transfers between levels.

Investments are exposed to various risks, such as interest rate and credit risks. Due to the level of risk associated with investments and the level of uncertainty related to credit risks, it is at least reasonably possible that changes in risk in the near term could materially affect the amounts reported.

401(k) Plan

PLC sponsors a tax qualified 401(k) Plan ("401(k) Plan") which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code or as after-tax "Roth" contributions. Employees may contribute up to 25% of their eligible annual compensation to the 401(k) Plan, limited to a maximum annual contribution amount as set periodically by the Internal Revenue Service ($18,500 for 2018). The Plan also provides a "catch-up" contribution provision which permits eligible participants (age 50 or over at the end of the calendar year), to make additional contributions that exceed the regular annual contribution limits up to a limit periodically set by the Internal Revenue Service ($6,000 for 2018). PLC matches the sum of all employee contributions dollar for dollar up to a maximum of 4% of an employee's pay per year per person. All matching contributions vest immediately. For the year ended December 31, 2018 and December 31, 2017, the Company recorded an expense of $9.2 million and $8.2 million associated with 401(k) Plan matching contributions, respectively.

PLC also has a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The expense recorded by PLC for this employee benefit was $1.3 million, $1.1 million, and $0.6 million, respectively, in 2018, 2017, and 2016.

18.  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in the accumulated balances for each component of AOCI as of December 31, 2018, 2017, and 2016.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) — (Continued)

Changes in Accumulated Other Comprehensive Income (Loss) by Component

	Unrealized Gains and Losses on Investments(2)	Accumulated Gain and Loss on Derivatives	Total Accumulated Other Comprehensive Income (Loss)
	(Dollars In Thousands, Net of Tax)
Balance, December 31, 2015	$(1,246,391)	$—	$(1,246,391)
Other comprehensive income (loss) before reclassifications	602,074	688	602,762
Other comprehensive income (loss) relating to other- than-temporary impaired investments for which a portion has been recognized in earnings	(2,008)	—	(2,008)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	(9,442)	39	(9,403)
Balance, December 31, 2016	$(655,767)	$727	$(655,040)
Other comprehensive income (loss) before reclassifications	705,859	(563)	705,296
Other comprehensive income (loss) relating to other- than-temporary impaired investments for which a portion has been recognized in earnings	391	—	391
Amounts reclassified from accumulated other comprehensive income (loss)(1)	(944)	451	(493)
Cumulative effect adjustments	(26,470)	132	(26,338)
Balance, December 31, 2017	$23,069	$747	$23,816
Other comprehensive income (loss) before reclassifications	(1,411,674)	(1,884)	(1,413,558)
Other comprehensive income (loss) relating to other- than-temporary impaired investments for which a portion has been recognized in earnings	(20,751)	—	(20,751)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	15,699	1,130	16,829
Cumulative effect adjustments	(10,552)	—	(10,552)
Balance, December 31, 2018	$(1,404,209)	$(7)	$(1,404,216)

(1)  See Reclassification table below for details.

(2)  As of December 31, 2015, 2016, 2017 and 2018, net unrealized losses reported in AOCI were offset by $623.0 million, $424.1 million, $(6.3) million and $613.4 million, respectively, due to the impact those net unrealized losses would have had on certain of the Company's insurance assets and liabilities if the net unrealized losses had been recognized in net income.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) — (Continued)

The following tables summarize the reclassifications amounts out of AOCI for the years ended December 31, 2018, 2017, and 2016.

Gains/(losses) in net income:	Affected Line Item in the Consolidated Statements of Income	For The Year Ended December 31,
		2018	2017	2016
			(Dollars In Thousands)
Derivative instruments	Benefits and settlement expenses, net of reinsurance ceded(1)	$(1,431)	$(694)	$(60)
	Tax (expense) benefit	301	243	21
		$(1,130)	$(451)	$(39)
Unrealized gains and losses on available-for-sale securities	Realized investment gains (losses): All other investments	$9,851	$10,453	$32,275
	Net impairment losses recognized in earnings	(29,724)	(9,112)	(17,748)
	Tax (expense) or benefit	4,174	(397)	(5,085)
		$(15,699)	$944	$9,442

(1)  See Note 7, Derivative Financial Instruments for additional information

19.  INCOME TAXES

The Company's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Year Ended December 31,
	2018	2017	2016
Statutory federal income tax rate applied to pre-tax income	21.0%	35.0%	35.0%
State income taxes	4.2	0.3	0.6
Investment income not subject to tax	(4.5)	(4.7)	(3.1)
Prior period adjustments	1.6	(1.1)	(1.6)
Federal Tax law changes	—	(184.8)	—
Other	(0.6)	0.5	1.6
	21.7%	(154.8)%	32.5%

The prior period adjustments shown in the effective tax rate reconciliation above include re-measurement adjustments associated with certain MONY deferred tax assets as described below.

The annual provision for federal income tax in these financial statements differs from the annual amounts of income tax expense reported in the respective income tax returns. Certain significant revenues and expenses are appropriately reported in different years with respect to the financial statements and the tax returns.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  INCOME TAXES — (Continued)

The components of the Company's income tax are as follows:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Current income tax expense:
Federal	$113,925	$39,042	$(41,244)
State	9,699	(2,477)	2,581
Total current	$123,624	$36,565	$(38,663)
Deferred income tax expense:
Federal	$(73,364)	$(757,748)	$204,810
State	3,401	2,774	3,926
Total deferred	$(69,963)	$(754,974)	$208,736

The components of the Company's net deferred income tax liability are as follows:

	As of December 31,
	2018	2017
	(Dollars In Thousands)
Deferred income tax assets:
Loss and credit carryforwards	$120,128	$240,419
Deferred compensation	58,533	64,677
Deferred policy acquisition costs	113,959	23,113
Premium on non-recourse funding obligations	905	1,666
Net unrealized loss on investments	373,292	—
Valuation allowance	(1,589)	(3,682)
	665,228	326,193
Deferred income tax liabilities:
Premium receivables and policy liabilities	339,555	538,465
VOBA and other intangibles	478,561	433,371
Invested assets (other than unrealized gains (losses))	720,108	701,070
Net unrealized gains on investments	—	6,175
Other	25,343	19,101
	1,563,567	1,698,182
Net deferred income tax liability	$(898,339)	$(1,371,989)

The deferred tax assets reported above include certain deferred tax assets related to nonqualified deferred compensation and other employee benefit liabilities that were assumed by AXA and they were not acquired by the Company in connection with the acquisition of MONY. The future tax deductions stemming from these liabilities will be claimed by the Company on MONY's tax returns in its post-acquisition periods. These deferred tax assets have been estimated as of the MONY Acquisition date (and through the December 31, 2018 reporting date) based on all available information. However, it is possible that these estimates may be adjusted in future reporting periods based on actuarial changes to the projected future payments associated with these liabilities. Any such adjustments will be

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  INCOME TAXES — (Continued)

recognized by the Company as an adjustment to income tax expense during the period in which they are realized.

On December 22, 2017, the President of the United States signed into law the Tax Reform Act. The legislation significantly changes U.S. tax law by, among other things, lowering the corporate income tax rate. The Tax Reform Act permanently reduces the U.S. corporate income tax rate from a maximum of 35% to a flat 21% rate, effective January 1, 2018.

As a result of the reduction in the U.S. corporate income tax rate from 35% to 21% and changes to tax law related to the deductibility of certain deferred tax assets under the Tax Reform Act, we revalued our ending net deferred tax liabilities at December 31, 2017, and recognized a provisional $857.5 million tax benefit in our consolidated statement of income for the year ended December 31, 2017.

Also on December 22, 2017, the SEC staff issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Reform Act. The Company recognized the provisional tax impacts based on reasonable estimates made by the Company as to the effects of tax reform on deferred assets due to the application and interpretation of Section 162(m) and included these amounts in its consolidated financial statements for the year ended December 31, 2017. The accounting was completed by December 22, 2018 and there were no material adjustments to the provisional tax benefit.

In management's judgment, the gross deferred income tax asset as of December 31, 2018 will more likely than not be fully realized. The Company has recognized a valuation allowance of $2.0 million and $4.7 million as of December 31, 2018 and 2017, respectively, related to state-based future deductible temporary differences that it has determined are more likely than not to expire unutilized. This resulting favorable change of $2.7 million, before federal income taxes, decreased state income tax expense in 2018 by the same amount.

At December 31, 2018, the Company has intercompany loss carryforwards of $558.7 million that are available to offset future taxable income of certain non-life subsidiaries under the terms of the tax sharing agreement with PLC. Approximately $133.8 million of these loss carryforwards will expire between 2036 and 2037 and the remaining loss carryforwards of $424.9 million have no expiration.

Included in the deferred income tax assets above are approximately $12.5 million in state net operating loss carryforwards attributable to certain jurisdictions, which are available to offset future taxable income in the respective state jurisdictions, expiring between 2019 and 2038.

As of December 31, 2018 and 2017, some of the Company's fixed maturities were reported at an unrealized loss, although the net amount is an unrealized gain at December 31, 2018. If the Company were to realize a tax-basis net capital loss for a year, then such loss could not be deducted against that year's other taxable income. However, such a loss could be carried back and forward against any prior year or future year tax-basis net capital gains. Therefore, the Company has relied upon a prudent and feasible tax-planning strategy regarding its fixed maturities that were reported at an unrealized loss. The Company has the ability and the intent to either hold such fixed maturities to maturity, thereby avoiding a realized loss, or to generate an offsetting realized gain from unrealized gain fixed maturities if such unrealized loss fixed maturities are sold at a loss prior to maturity.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  INCOME TAXES — (Continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Balance, beginning of period	$11,353	$9,856	$8,937
Additions for tax positions of the current year	—	1,857	2,122
Additions for tax positions of prior years	—	70	1,318
Reductions of tax positions of prior years:
Changes in judgment	(4,219)	(430)	(975)
Settlements during the period	—	—	(1,546)
Lapses of applicable statute of limitations	—	—	—
Balance, end of period	$7,134	$11,353	$9,856

Included in the end of period balance above, as of December 31, 2018, there were no unrecognized tax benefits for which the ultimate deductibility is certain but for which there is uncertainty about the timing of such deductions. As of December 31, 2017 and 2016, there were approximately $0.7 million, and $0.7 million, of such unrecognized tax benefits. Other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective income tax rate but would accelerate to an earlier period the payment of cash to the taxing authority. The total amount of unrecognized tax benefits, if recognized, that would affect the effective income tax rate is approximately $7.1 million, $10.7 million, and $9.2 million, for the years ended December 31, 2018, 2017, and 2016, respectively.

Any accrued interest related to the unrecognized tax benefits and other accrued income taxes have been included in income tax expense. There were no amounts included in any period ending in 2018, 2017, or 2016, as the parent company maintains responsibility for the interest on unrecognized tax benefits.

In June 2012, the IRS proposed favorable and unfavorable adjustments to the Company's 2003 through 2007 reported taxable incomes. The Company protested certain unfavorable adjustments and sought resolution at the IRS' Appeals Division. In October 2015, Appeals accepted the Company's earlier proposed settlement offer. In September 2015, the IRS proposed favorable and unfavorable adjustments to the Company's 2008 through 2011 reported taxable income. The Company agreed to these adjustments. In April 2017, a routine review by Congress' Joint Committee on Taxation was finalized without change and the Company received an approximate $6.2 million net refund in the fourth quarter of 2017.

The resulting net adjustment to the Company's current income taxes for the years 2003 through 2011 did not materially affect the Company or its effective tax rate.

In July 2016, the IRS proposed favorable and unfavorable adjustments to the Company's 2012 and 2013 reported taxable income. The Company agreed to these adjustments. The resulting settlement paid in September 2016 did not materially impact the Company or its effective tax rate.

These agreements with the IRS are the primary cause for the reductions of unrecognized tax benefits shown in the above chart. The Company believes that in the next 12 months, none of the unrecognized tax benefits will be reduced due to recent changes in tax law. In general, the Company is no longer

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  INCOME TAXES — (Continued)

subject to income tax examinations by taxing authorities for tax years that began before 2014. Due to the aforementioned IRS adjustments to the Company's pre-2014 taxable income, the Company has amended certain of its 2003 through 2013 state income tax returns. Such amendments will cause such years to remain open, pending the states' acceptances of the returns.

20.  SUPPLEMENTAL CASH FLOW INFORMATION

The following table sets forth supplemental cash flow information:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Cash paid / (received) during the year:
Interest expense	$186,295	$178,787	$142,463
Income taxes	11,703	20,507	127,615

21.  RELATED PARTY TRANSACTIONS

The Company provides furnished office space and computers to affiliates through an intercompany agreement. Revenues from this agreement were $6.0 million, $6.2 million, and $5.8 million, for the years ended December 31, 2018, 2017, and 2016, respectively. The Company purchases data processing, legal, investment, and management services from affiliates. The costs of such services were $249.3 million, $240.9 million, and $258.0 million, for the years ended December 31, 2018, 2017, and 2016, respectively. In addition, the Company has an intercompany payable with affiliates as of December 31, 2018 and 2017 of $36.4 million and $68.3 million, respectively. There was a $11.3 million and $26.1 million intercompany receivable balance as of December 31, 2018 and 2017, respectively.

Certain corporations with which PLC's directors were affiliated paid us premiums and policy fees or other amounts for various types of insurance and investment products, interest on bonds we own and commissions on securities underwritings in which our affiliates participated. Such amounts totaled $6.8 million, $6.8 million, and $7.2 million, for the years ended December 31, 2018, 2017, and 2016, respectively. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $2.3 million, $2.4 million, and $2.7 million for the years ended December 31, 2018, 2017, and 2016, respectively.

Prior to the Merger, PLC and the Company had no related party transactions with Dai-ichi Life. During the periods ending December 31, 2018 and 2017, PLC paid a management fee to Dai-ichi Life of $12.2 million and $10.9 million, respectively, for certain services provided to the company.

PLC has guaranteed the Company's obligations for borrowings or letters of credit under the revolving line of credit arrangement to which PLC is also a party. PLC has also issued guarantees, entered into support agreements and/or assumed a duty to indemnify its indirect wholly owned captive insurance companies in certain respects.

PLC guaranteed the obligations of the Company under a synthetic lease entered into by the Company, as lessee, with a non-affiliated third party, as lessor. Under the terms of the synthetic lease, financing of $75 million was available to the Company for construction of an office building and parking deck

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  RELATED PARTY TRANSACTIONS — (Continued)

which was completed on February 1, 2000. The synthetic lease was amended and restated as of December 19, 2013 and extended to December 31, 2018. At the end of the lease term, the Company purchased the building for approximately $75 million.

The Company has agreements with certain of its subsidiaries under which it provides administrative services for a fee. These services include but are not limited to accounting, financial reporting, compliance, policy administration, reserve computations, and projections. In addition, the Company and its subsidiaries pay PLC for investment, legal and data processing services.

The Company and/or certain of its affiliates have reinsurance agreements in place with companies owned by PLC. These agreements relate to certain portions of our service contract business which is included within the Asset Protection segment. These transactions are eliminated at the PLC consolidated level.

The Company has reinsured GLWB and GMDB riders related to our variable annuity contracts to Shades Creek, a wholly owned insurance subsidiary of PLC. Also during 2012, PLC entered into an intercompany capital support agreement with Shades Creek which provides through a guarantee that PLC will contribute assets or purchase surplus notes (or cause an affiliate or third party to contribute assets or purchase surplus notes) in amounts necessary for Shades Creek's regulatory capital levels to equal or exceed minimum thresholds as defined by the agreement. No additional capital was provided to Shades Creek by PLC during the year ended December 31, 2018. As of December 31, 2018, Shades Creek maintained capital levels in excess of the required minimum thresholds. The maximum potential future payment amount which could be required under the capital support agreement will be dependent on numerous factors, including the performance of equity markets, the level of interest rates, performance of associated hedges, and related policyholder behavior.

22.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

The Company and its insurance subsidiaries prepare statutory financial statements for regulatory purposes in accordance with accounting practices prescribed by the NAIC and the applicable state insurance department laws and regulations. These financial statements vary materially from GAAP. Statutory accounting practices include publications of the NAIC, state laws, regulations, general administrative rules as well as certain permitted accounting practices granted by the respective state insurance department. Generally, the most significant differences are that statutory financial statements do not reflect 1) deferred acquisition costs and VOBA, 2) benefit liabilities that are calculated using Company estimates of expected mortality, interest, and withdrawals, 3) deferred income taxes that are not subject to statutory limits, 4) recognition of realized gains and losses on the sale of securities in the period they are sold, and 5) fixed maturities recorded at fair values, but instead at amortized cost.

Statutory net income (loss) for the Company was $321.1 million, $731.2 million, and $(391.6) million for the years ended December 31, 2018, 2017, and 2016, respectively. Statutory capital and surplus for the Company was $4.3 billion and $4.3 billion as of December 31, 2018 and 2017, respectively. The Statutory net loss incurred by the Company for the year ended December 31, 2016 was caused by the required Statutory accounting treatment of the initial gain recognized on the retrocession of the term business assumed from Genworth Life and Annuity Insurance Company to Golden Gate Captive Insurance Company, which resulted in approximately a $1.2 billion gain being included as a component of surplus, rather than reflected in Statutory net income as of the January 15, 2016 cession date.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

The Company and its insurance subsidiaries are subject to various state statutory and regulatory restrictions on the insurance subsidiaries' ability to pay dividends to Protective Life Corporation. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval of the insurance commissioner of the state of domicile. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to the Company from our insurance subsidiaries in 2019 is approximately $154.8 million. Additionally, as of December 31, 2018, approximately $1.5 billion of consolidated shareowner's equity, excluding net unrealized gains on investments, represented restricted net assets of the Company's insurance subsidiaries needed to maintain the minimum capital required by the insurance subsidiaries' respective state insurance departments.

State insurance regulators and the National Association of Insurance Commissioners ("NAIC") have adopted risk-based capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.

Additionally, the Company has certain assets that are on deposit with state regulatory authorities and restricted from use. As of December 31, 2018, the Company and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a fair value of approximately $40.8 million.

The states of domicile of the Company and its insurance subsidiaries have adopted prescribed accounting practices that differ from the required accounting outlined in NAIC Statutory Accounting Principles ("SAP"). The insurance subsidiaries also have certain accounting practices permitted by the states of domicile that differ from those found in NAIC SAP.

Certain prescribed and permitted practices impact the statutory surplus of the Company. These practices include the non-admission of goodwill as an asset for statutory reporting.

The favorable (unfavorable) effects of the Company and its statutory surplus, compared to NAIC statutory surplus, from the use of these prescribed and permitted practices were as follows:

	As of December 31,
	2018	2017
	(Dollars In Millions)
Non-admission of goodwill	$(181)	$(219)
Total (net)	$(181)	$(219)

The Company also has certain prescribed and permitted practices which are applied at the subsidiary level and do not have a direct impact on the statutory surplus of the Company. These practices include permission to follow the actuarial guidelines of the domiciliary state of the ceding insurer for certain captive reinsurers, accounting for the face amount of all issued and outstanding letters of credit, and notes issued by affiliates as an asset in the statutory financial statements of certain wholly owned subsidiaries that are considered "Special Purpose Financial Captives," and a reserve difference related to a captive insurance company.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

The favorable (unfavorable) effects on the statutory surplus of the Company's insurance subsidiaries, compared to NAIC statutory surplus, from the use of these prescribed and permitted practices were as follows:

	As of December 31,
	2018	2017
	(Dollars In Millions)
Accounting for Letters of Credit as admitted assets	$1,630	$1,670
Accounting for certain notes as admitted assets	$2,553	$2,634
Reserving based on state specific actuarial practices	$121	$122
Reserving difference related to a captive insurance company	$(50)	$(37)

23.  OPERATING SEGMENTS

The Company has several operating segments, each having a strategic focus. An operating segment is distinguished by products, channels of distribution, and/or other strategic distinctions. The Company periodically evaluates its operating segments and makes adjustments to its segment reporting as needed. A brief description of each segment follows.

•  The Life Marketing segment markets fixed UL, IUL, VUL, BOLI, and level premium term insurance ("traditional") products on a national basis primarily through networks of independent insurance agents and brokers, broker-dealers, financial institutions, independent distribution organizations, and affinity groups.

•  The Acquisitions segment focuses on acquiring, converting, and servicing policies and contracts acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals. The level of the segment's acquisition activity is predicated upon many factors, including available capital, operating capacity, potential return on capital, and market dynamics. Policies acquired through the Acquisitions segment are typically blocks of business where no new policies are being marketed. Therefore earnings and account values are expected to decline as the result of lapses, deaths, and other terminations of coverage unless new acquisitions are made.

•  The Annuities segment markets fixed and VA products. These products are primarily sold through broker-dealers, financial institutions, and independent agents and brokers.

•  The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, money market funds, bank trust departments, and other institutional investors. This segment also issues funding agreements to the FHLB, and markets GICs to 401(k) and other qualified retirement savings plans. The Company also has an unregistered funding agreement-backed notes program which provides for offers of notes to both domestic and international institutional investors.

•  The Asset Protection segment markets extended service contracts, GAP products, credit life and disability insurance, and other specialized ancillary products to protect consumers' investments in automobiles and recreational vehicles. GAP covers the difference between the loan pay-off amount and an asset's actual cash value in the case of a total loss. Each type of specialized ancillary product protects against damage or other loss to a particular aspect of the underlying asset.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  OPERATING SEGMENTS — (Continued)

•  The Corporate and Other segment primarily consists of net investment income on assets supporting our equity capital, unallocated corporate overhead and expenses not attributable to the segments above. This segment includes earnings from several non-strategic or runoff lines of business, various financing and investment related transactions, and the operations of several small subsidiaries.

The Company's management and Board of Directors analyzes and assesses the operating performance of each segment using "pre-tax adjusted operating income (loss)" and "after-tax adjusted operating income (loss)". Consistent with GAAP accounting guidance for segment reporting, pre-tax adjusted operating income (loss) is the Company's measure of segment performance. Pre-tax adjusted operating income (loss) is calculated by adjusting "income (loss) before income tax", by excluding the following items:

•  realized gains and losses on investments and derivatives,

•  changes in the GLWB embedded derivatives exclusive of the portion attributable to the economic cost of the GLWB,

•  actual GLWB incurred claims, and

•  the amortization of DAC, VOBA, and certain policy liabilities that is impacted by the exclusion of these items.

The items excluded from adjusted operating income (loss) are important to understanding the overall results of operations. Pre-tax adjusted operating income (loss) and after-tax adjusted operating income (loss) are not substitutes for income before income taxes or net income (loss), respectively. These measures may not be comparable to similarly titled measures reported by other companies. The Company believes that pre-tax and after-tax adjusted operating income (loss) enhances management's and the Board of Directors' understanding of the ongoing operations, the underlying profitability of each segment, and helps facilitate the allocation of resources.

After-tax adjusted operating income (loss) is derived from pre-tax adjusted operating income (loss) with the inclusion of income tax expense or benefits associated with pre-tax adjusted operating income. Income tax expense or benefits is allocated to the items excluded from pre-tax adjusted operating income (loss) at the statutory federal income tax rate for the associated period. For periods ending on and prior to December 31, 2017, a rate of 35% was used. Beginning in 2018, a statutory federal income tax rate of 21% was used to allocate income tax expense or benefits to items excluded from pre-tax adjusted operating income (loss). Income tax expense or benefits allocated to after-tax adjusted operating income (loss) can vary period to period based on changes in the Company's effective income tax rate.

In determining the components of the pre-tax adjusted operating income (loss) for each segment, premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC and VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities net of associated statutory policy assets, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  OPERATING SEGMENTS — (Continued)

There were no significant intersegment transactions during the years ended December 31, 2018, 2017, and 2016.

The following tables present a summary of results and reconciles pre-tax adjusted operating income (loss) to consolidated income before income tax and net income:

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Revenues
Life Marketing	$1,567,857	$1,556,207	$1,517,542
Acquisitions	2,027,195	1,569,083	1,676,017
Annuities	478,114	486,847	547,512
Stable Value Products	219,501	190,006	114,580
Asset Protection	355,501	370,449	306,237
Corporate and Other	110,848	140,075	131,821
Total revenues	$4,759,016	$4,312,667	$4,293,709
Pre-tax Adjusted Operating Income (Loss)
Life Marketing	$(13,726)	$55,152	$41,457
Acquisitions	282,715	249,749	260,511
Annuities	129,155	171,269	174,362
Stable Value Products	102,328	105,261	61,294
Asset Protection	24,371	17,638	11,309
Corporate and Other	(156,722)	(189,645)	(161,820)
Pre-tax adjusted operating income	368,121	409,424	387,113
Realized gains (losses) on investments and derivatives	(120,533)	54,584	135,568
Income before income tax	247,588	464,008	522,681
Income tax expense (benefit)	53,661	(718,409)	170,073
Net income	$193,927	$1,182,417	$352,608
Pre-tax adjusted operating income	$368,121	$409,424	$387,113
Adjusted operating income tax (expense) benefit	(78,973)	737,513	(122,624)
After-tax adjusted operating income	289,148	1,146,937	264,489
Realized gains (losses) on investments and derivatives	(120,533)	54,584	135,568
Income tax benefit (expense) on adjustments	25,312	(19,104)	(47,449)
Net income	$193,927	$1,182,417	$352,608
Realized investment (losses) gains:
Derivative financial instruments	$79,097	$(137,041)	$49,790
All other investments	(223,276)	121,087	90,630
Net impairment losses recognized in earnings	(29,724)	(9,112)	(17,748)
Less: related amortization(1)	(11,856)	(39,480)	24,360
Less: VA GLWB economic cost	(41,514)	(40,170)	(37,256)
Realized (losses) gains on investments and derivatives	$(120,533)	$54,584	$135,568

(1)  Includes amortization of DAC/VOBA and benefits and settlement expenses that are impacted by realized gains (losses).

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  OPERATING SEGMENTS — (Continued)

	For The Year Ended December 31,
	2018	2017	2016
	(Dollars In Thousands)
Net investment income
Life Marketing	$552,697	$550,714	$523,989
Acquisitions	1,108,218	752,520	764,571
Annuities	335,382	316,582	318,511
Stable Value Products	217,778	186,576	107,010
Asset Protection	25,070	22,298	17,591
Corporate and Other	99,757	94,366	91,791
Total net investment income	$2,338,902	$1,923,056	$1,823,463
Amortization of DAC and VOBA
Life Marketing	$116,917	$120,753	$130,708
Acquisitions	18,690	(6,939)	8,178
Annuities	24,274	(54,471)	(11,031)
Stable Value Products	3,201	2,354	1,176
Asset Protection	62,984	17,746	21,267
Corporate and Other	—	—	—
Total amortization of DAC and VOBA	$226,066	$79,443	$150,298

	Operating Segment Assets As of December 31, 2018
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$14,607,822	$31,859,520	$20,160,279	$5,107,334
DAC and VOBA	1,499,386	458,977	889,697	6,121
Other intangibles	262,181	31,975	156,785	7,389
Goodwill	215,254	23,862	343,247	113,924
Total assets	$16,584,643	$32,374,334	$21,550,008	$5,234,768
		Asset Protection	Corporate and Other	Total Consolidated
Investments and other assets		$827,416	$12,356,003	$84,918,374
DAC and VOBA		172,149	—	3,026,330
Other intangibles		122,590	31,934	612,854
Goodwill		129,224	—	825,511
Total assets		$1,251,379	$12,387,937	$89,383,069

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  OPERATING SEGMENTS — (Continued)

	Operating Segment Assets As of December 31, 2017
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$14,917,752	$19,588,133	$20,774,566	$4,569,639
DAC and VOBA	1,320,776	74,862	772,634	6,864
Other intangibles	281,705	34,548	170,117	8,056
Goodwill	200,274	14,524	336,677	113,813
Total assets	$16,720,507	$19,712,067	$22,053,994	$4,698,372
		Asset Protection	Corporate and Other	Total Consolidated
Investments and other assets		$708,605	$14,893,253	$75,451,948
DAC and VOBA		30,265	—	2,205,401
Other intangibles		133,234	35,256	662,916
Goodwill		128,182	—	793,470
Total assets		$1,000,286	$14,928,509	$79,113,735

24.  CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

The Company's unaudited consolidated quarterly operating data for the year ended December 31, 2018 and 2017 is presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management's opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in shareowner's equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands)
For The Year Ended December 31, 2018
Premiums and policy fees	$883,413	$935,928	$871,892	$965,275
Reinsurance ceded	(345,624)	(391,864)	(267,910)	(378,112)
Net of reinsurance ceded	537,789	544,064	603,982	587,163
Net investment income	489,418	578,414	631,955	639,115
Realized investment gains (losses)	(40,725)	(32,583)	(46,866)	(24,005)
Net impairment losses recognized in earnings	(3,645)	(5)	(14)	(26,060)
Other income	80,674	79,754	80,906	79,685
Total revenues	1,063,511	1,169,644	1,269,963	1,255,898
Total benefits and expenses	1,041,575	1,108,750	1,174,793	1,186,310
Income before income tax	21,936	60,894	95,170	69,588
Income tax expense	3,661	8,626	16,646	24,728
Net income	$18,275	$52,268	$78,524	$44,860

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

24.  CONSOLIDATED QUARTERLY RESULTS — (Continued)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands)
For The Year Ended December 31, 2017
Premiums and policy fees	$855,579	$862,906	$849,743	$888,134
Reinsurance ceded	(319,055)	(344,208)	(326,572)	(377,261)
Net of reinsurance ceded	536,524	518,698	523,171	510,873
Net investment income	474,709	475,722	477,011	495,614
Realized investment gains (losses)	(38,059)	(10,259)	23,452	8,912
Net impairment losses recognized in earnings	(5,201)	(2,785)	(273)	(853)
Other income	79,383	82,087	82,031	81,910
Total revenues	1,047,356	1,063,463	1,105,392	1,096,456
Total benefits and expenses	960,712	930,177	939,410	1,018,360
Income before income tax	86,644	133,286	165,982	78,096
Income tax expense	28,305	43,654	49,016	(839,384)
Net income	$58,339	$89,632	$116,966	$917,480

25.  SUBSEQUENT EVENTS

The Company has evaluated the effects of events subsequent to December 31, 2018, and through the date we filed our consolidated financial statements with the United States Securities and Exchange Commission. All accounting and disclosure requirements related to subsequent events are included in our consolidated financial statements.

On January 23, 2019, the Company entered into a Master Transaction Agreement (the "GWL&A Master Transaction Agreement") with Great-West Life & Annuity Insurance Company ("GWL&A"), Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"), The Canada Life Assurance Company ("CLAC") and The Great-West Life Assurance Company ("GWL" and, together with GWL&A, GWL&A of NY and CLAC, the "Sellers"), pursuant to which the Company will acquire via reinsurance (the "Transaction") substantially all of the Sellers' individual life insurance and annuity business (the "Individual Life Business"). Pursuant to the GWL&A Master Transaction Agreement, the Company and Protective Life and Annuity Insurance Company ("PLAIC"), a wholly owned subsidiary of the Company, will enter into reinsurance agreements (the "Reinsurance Agreements") and related ancillary documents at the closing of the Transaction. On the terms and subject to the conditions of the Reinsurance Agreements, the Sellers will cede to the Company and PLAIC, effective as of the closing of the Transaction, substantially all of the insurance policies relating to the Individual Life Business. To support its obligations under the Reinsurance Agreements, the Company will establish trust accounts for the benefit of GWL&A, CLAC and GWL, and PLAIC will establish a trust account for the benefit of GWL&A of NY. The Sellers will retain a block of participating policies, which will be administered by PLC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

25.  SUBSEQUENT EVENTS — (Continued)

The Transaction is subject to the satisfaction or waiver of customary closing conditions, including regulatory approvals and the execution of the Reinsurance Agreements and related ancillary documents. The GWL&A Master Transaction Agreement and other transaction documents contain certain customary representations and warranties made by each of the parties, and certain customary covenants regarding the Sellers and the Individual Life Business, and provide for indemnification, among other things, for breaches of those representations, warranties and covenants.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE CORPORATION AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Businesses Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)	Premiums Written(2)
	(Dollars In Thousands)
For The Year Ended December 31, 2018
Life Marketing	$1,499,386	$15,318,019	$98	$422,037	$1,043,228	$552,697	$1,412,001	$116,917	$69,758	$93
Acquisitions	458,976	25,427,730	2,206	6,018,954	952,315	1,108,218	1,636,697	18,690	143,698	13,864
Annuities	889,697	1,050,161	—	8,324,931	71,321	335,382	223,912	24,274	148,615	—
Stable Value Products	6,121	—	—	5,234,731	—	217,778	109,747	3,201	2,798	—
Asset Protection	172,150	51,702	766,641	—	193,936	25,070	111,249	62,984	156,897	189,283
Corporate and Other	—	53,006	675	82,538	12,198	99,757	17,646	—	252,344	12,191
Total	$3,026,330	$41,900,618	$769,620	$20,083,191	$2,272,998	$2,338,902	$3,511,252	$226,066	$774,110	$215,431
For The Year Ended December 31, 2017
Life Marketing	$1,320,776	$15,438,739	$107	$424,204	$1,011,911	$550,714	$1,319,138	$120,753	$60,877	$111
Acquisitions	74,862	14,323,713	2,423	4,377,020	785,188	752,520	1,204,083	(6,939)	110,607	15,964
Annuities	772,633	1,080,629	—	7,308,354	73,617	316,582	216,324	(54,471)	146,407	—
Stable Value Products	6,864	—	—	4,698,371	—	186,576	74,578	2,354	4,407	—
Asset Protection	30,266	55,030	747,945	—	205,814	22,298	124,487	17,746	210,579	199,741
Corporate and Other	—	58,681	655	78,810	12,736	94,366	16,396	—	281,334	12,749
Total	$2,205,401	$30,956,792	$751,130	$16,886,759	$2,089,266	$1,923,056	$2,955,006	$79,443	$814,211	$228,565
For The Year Ended December 31, 2016
Life Marketing	$1,218,944	$14,595,370	$119	$426,422	$972,247	$523,989	$1,267,844	$130,708	$65,480	$122
Acquisitions	106,532	14,693,744	2,734	4,247,081	832,083	764,571	1,232,141	8,178	118,056	18,818
Annuities	655,618	1,097,973	—	7,059,060	66,214	318,511	212,735	(11,031)	137,617	—
Stable Value Products	5,455	—	—	3,501,636	—	107,010	41,736	1,176	3,033	—
Asset Protection	37,975	59,947	758,361	—	174,412	17,591	104,327	21,267	169,334	167,544
Corporate and Other	—	63,208	723	75,301	13,740	91,791	17,943	—	250,484	13,689
Total	$2,024,524	$30,510,242	$761,937	$15,309,500	$2,058,696	$1,823,463	$2,876,726	$150,298	$744,004	$200,173

(1)  Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)  Excludes Life Insurance.

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount		Percentage of Amount Assumed to Net
	(Dollars In Thousands)
For The Year Ended December 31, 2018:
Life insurance in-force	$765,986,223	$(302,149,614)	$135,407,408	$599,244,017		23.0%
Premiums and policy fees:
Life insurance	2,681,191	(1,249,906)	626,283	2,057,568	(1)	30.4%
Accident/health insurance	47,028	(30,126)	12,826	29,728		43.1
Property and liability insurance	284,323	(103,478)	4,857	185,702		2.6
Total	$3,012,542	$(1,383,510)	$643,966	$2,272,998
For The Year Ended December 31, 2017:
Life insurance in-force	$751,512,468	$(328,377,398)	$110,205,190	$533,340,260		21.0%
Premiums and policy fees:
Life insurance	2,655,846	(1,230,258)	435,113	1,860,701	(1)	23.4%
Accident/health insurance	51,991	(33,052)	14,946	33,885		44.1
Property and liability insurance	288,809	(103,786)	9,657	194,680		5.0
Total	$2,996,646	$(1,367,096)	$459,716	$2,089,266
For The Year Ended December 31, 2016:
Life insurance in-force	$739,248,680	$(348,994,650)	$116,265,430	$506,519,460		23.0%
Premiums and policy fees:
Life insurance	2,610,682	(1,207,159)	454,999	1,858,522	(1)	24.5%
Accident/health insurance	58,076	(36,935)	17,439	38,580		45.2
Property and liability insurance	242,517	(86,629)	5,706	161,594		3.5
Total	$2,911,275	$(1,330,723)	$478,144	$2,058,696

(1)  Includes annuity policy fees of $177.1 million, $173.5 million, and $80.1 million, and for the years ended December 31, 2018, 2017, and 2016, respectively.

SCHEDULE V — VALUATION AND QUALIFYING ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
	(Dollars In Thousands)
As of December 31, 2018
Allowance for losses on commercial mortgage loans	$—	$(209)	$—	$1,505	$1,296
As of December 31, 2017
Allowance for losses on commercial mortgage loans	$724	$(7,439)	$—	$6,715	$—

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life Insurance Company ("PLICO") authorizing establishment of the Protective Life Variable Annuity Separate Account(1)

2.  Not applicable

3.  (a)  Distribution Agreement between IDI and PLICO(11)

(b)  Second Amended Distribution Agreement between IDI and PLICO(15)

(c)  Second Amended Distribution Agreement between IDI and PLICO, as Amended June 1, 2018(19)

4.  (a)  Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(13)

(b)  Contract Schedule for Individual Contracts(13)

(c)  Guaranteed Account Endorsement(13)

(d)  Qualified Retirement Plan Endorsement(12)

(e)  Roth IRA Endorsement(12)

(f)  Traditional IRA Endorsement(12)

(g)  Return of Purchase Payments Death Benefit Rider(13)

(h)  Annuitization Bonus Endorsement(12)

(i)  Waiver of Surrender Charge for Terminal Illness or Nursing Home Confinement(12)

(j)  Allocation Adjustment Program Endorsement(13)

5.  (a)  Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(18)

6.  (a)  2011 Amended and Restated Charter of Protective Life Insurance Company(11)

(b)  2011 Amended and Restated Bylaws of Protective Life Insurance Company(11)

7.  Not applicable

8.  (a)  Participation Agreement (Oppenheimer Variable Account Funds)(2)

(b)  Participation Agreement (MFS Variable Insurance Trust)(2)

(c)  Participation Agreement (Lord Abbett Series Fund)(4)

(d)  Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(3)

(e)  Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(3)

(f)  Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(5)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust)(10)

(g)  Participation Agreement (Fidelity Variable Insurance Products)(6)

(h)  Amended and Restated Participation Agreement (Fidelity Variable Insurance Products)(7)

(i)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(7)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust)(10)

(j)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(8)

(k)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(8)

(l)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(8)

(m)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(8)

(n)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(8)

(o)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(8)

(p)  Participation Agreement (Legg Mason)(9)

(q)  Participation Agreement (PIMCO)(9)

  (i)  Form of Novation of and Amendment to Participation Agreement (PIMCO)(10)

  (ii)  Form of Amendment to Participation Agreement re Summary Prospectuses (PIMCO)(10)

(r)  Participation Agreement (Royce Capital)(9)

(s)  Rule 22c-2 Information Sharing Agreement (Royce)(9)

(t)  Participation Agreement (AIM Variable Insurance Funds (Invesco Variable Insurance Funds))(10)

(u)  Participation Agreement (Rydex and Guggenheim)(14)

(v)  Participation Agreement (Clayton Street Trust)(16)

(w)  Rule 22c-2 Agreement (Clayton Street Trust)(16)

(x)  Participation Agreement (American Funds Insurance Series)(17)

(y)  Rule 22c-2 Shareholder Information Agreement (American Funds Insurance Series)(17)

9.  Opinion and Consent of Max Berueffy, Esq.(13)

10.  (a)  Consent of Eversheds Sutherland (US) LLP(20)

(b)  Consent of PricewaterhouseCoopers LLP(20)

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Powers of attorney(20)

(1)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on February 23, 1994.

(2)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 30, 1997.

(3)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2003.

(4)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

(5)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

(6)  Incorporated herein by reference to Pre-Effective Amendment No.1 to the Form N-4 Registration Statement
(File No. 333-107331), filed with the Commission on November 26, 2003.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

(8)  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(9)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(10)  Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(11)  Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

(12)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement
(File No. 333-179649), filed with the Commission on February 23, 2012.

(13)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on August 1, 2013.

(14)  Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on October 25, 2013.

(15)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 25, 2014.

(16)  Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-190294), as filed with the Commission on April 26, 2016.

(17)  Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

(18)  Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 26, 2017.

(19)  Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on July 20, 2018.

(20)  Filed herewith.

Item 25. Directors and Officers of Depositor.

Name	Position and Offices with Depositor
Adams, D. Scott	Executive Vice President, Chief Digital and Innovation Officer
Bartlett, Malcolm Lee	Senior Vice President, Tax
Bedwell, Robert R. III	Senior Vice President, Mortgage Loans
Berueffy, Max	Senior Vice President, Senior Counsel
Bielen, Richard J.	Chief Executive Officer, Executive Committee, Chairman of the Board, President, Director
Black, Lance P.	Senior Vice President, Treasurer
Borie, Kevin B.	Senior Vice President, Chief Valuation Actuary, Appointed Actuary
Callaway, Steve M.	Senior Vice President, Secretary, Senior Counsel
Cirulli, Vincent	Senior Vice President, Derivatives and VA Hedging
Creutzmann, Scott E.	Senior Vice President, Chief Compliance Officer
Cyphert, Mark	Senior Vice President, Chief Information and Operations Officer
Drew, Mark L.	Executive Vice President, General Counsel
Evesque, Wendy L.	Senior Vice President, Chief Human Resources Officer
Flint, Christopher W.	Senior Vice President, Distribution Companies
Goyer, Stephane	Senior Vice President, Head of Annuity Product Development
Harrison, Wade V.	Senior Vice President, Chief Product Actuary
Herring, Derry W	Senior Vice President, Chief Auditor
Kane, Nancy	Executive Vice President, Acquisitions and Corporate Development
Karchunas, M. Scott	Senior Vice President, Asset Protection Division
Kohler, Matthew	Senior Vice President, Chief Technology Officer
Lawrence, Mary Pat	Senior Vice President, Government Affairs
Loper, David M	Senior Vice President, Senior Counsel
McVeigh, Mark	Senior Vice President, Life Insurance Sales
Moloney, Michelle	Senior Vice President, Chief Risk Officer
Moschner, Christopher	Senior Vice President, Chief Marketing Officer
Passafiume, Philip E.	Senior Vice President, Director of Fixed Income
Riebel, Matthew A.	Senior Vice President, Chief Sales Officer
Seurkamp, Aaron C.	Senior Vice President, Life and Annuity Executive
Stokes, Barrie Balzli	Senior Vice President, Senior Counsel
Temple, Michael G.	Executive Committee, Director, Vice Chairman, Finance and Risk
Thigpen, Carl S.	Executive Vice President, Chief Investment Officer, Director
Wagner, James	Senior Vice President, Annuity Sales
Walker, Steven G.	Executive Vice President, Chief Financial Officer
Wells, Paul R.	Senior Vice President, Controller, Chief Accounting Officer
Whitcomb, John	Senior Vice President, Distribution Operations
Williams, Lucinda S.	Senior Vice President, Customer Experience

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of The Dai-ichi Life Insurance Company, Limited. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2018 (File No. 1-11339) filed with the Commission on March 5, 2019.

Item 27. Number of Contractowners.

As of March 31, 2019, there were 9,115 contract owners of Protective Variable Annuity Investors Series individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Brown, Barry K.	Assistant Secretary	Vice President, Operations
Caldwell, Edwin V. II	President and Director	Vice President, Acquisition Services
Callaway, Steve M.	Secretary and Director	Senior Vice President, Senior Counsel
Creutzmann, Scott E.	Chief Compliance Officer	Senior Vice President, Chief Compliance Officer
Debnar, Lawrence J.	Assistant Financial Officer	Vice President, Financial Reporting
Gilmer, Joseph F.	Assistant Financial Officer and Director	Assistant Vice President — Financial Reporting
Johnson, Julena G.	Assistant Compliance Officer	Compliance Director
Majewski, Carol L.	Assistant Compliance Officer	Assistant Vice President, Compliance
Morsch, Letitia	Assistant Secretary	Vice President, Operations
Tennent, Rayburn	Chief Financial Officer	Financial Analyst III

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement hereby certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on April 24, 2019.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By:  *

  Richard J. Bielen, President
  Protective Life Insurance Company

  PROTECTIVE LIFE INSURANCE COMPANY

By:  *

  Richard J. Bielen, President
  Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
* Richard J. Bielen	Chairman of the Board, President, Chief Executive Officer and Director (Principal Executive Officer)	April 24, 2019
* Steven G. Walker	Executive Vice President, and Chief Financial Officer (Principal Accounting Officer)	April 24, 2019
* Carl S. Thigpen	Executive Vice President, Chief Investment Officer and Director	April 24, 2019
*BY: /S/ MAX BERUEFFY Max Berueffy Attorney-in-Fact		April 24, 2019

Exhibit Index

10.  (a)  Consent of Eversheds Sutherland (US) LLP

(b)  Consent of PricewaterhouseCoopers LLP

13.    Powers of Attorney